Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class A shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Short Term Bond
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC

Intermediate Term Bond
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC

Multi Sector Bond
MassMutual Premier Strategic Income Fund	OFI Institutional Asset Management, Inc.

High Yield Bond
MassMutual Premier High Yield Fund	Babson Capital Management LLC

International/Global Bond
MassMutual Premier International Bond Fund	Baring International Investment Limited

Asset Allocation/Lifestyle
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Core Value Equity Fund	AllianceBernstein L.P./Babson Capital Management LLC/OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OFI Institutional Asset Management, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid Cap Value
MassMutual Premier Discovery Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Value
MassMutual Premier Small Capitalization Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Core
MassMutual Premier Main Street Small Cap Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Small Company Opportunities Fund	OFI Institutional Asset Management, Inc.

International/Global Large Growth
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 3, 2008

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 75.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance (before and after taxes) is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for Class A shares of a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for Class A shares are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron Corp.). On October 18, 2005, the MassMutual Short-Term Bond Fund (now known as the MassMutual Premier Short-Duration Bond Fund) and the MassMutual Diversified Bond Fund (now known as the MassMutual Premier Diversified Bond Fund) were named as additional defendants in In re Enron Corp. Enron alleges that the dozens of parties named as defendants, including these Funds and certain affiliates of these Funds and Massachusetts Mutual Life Insurance Company (“MassMutual”), were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

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While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund, the Core Bond Fund, the Short-Duration Bond Fund and the Diversified Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million, $3.2 million, $1.3 million and $890 thousand, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

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MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 1.51% for the quarter ended December 31, 2000 and the lowest was 0.03% for the quarters ended September 30, 2003, December 31, 2003 and March 31, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A(2)	4.48%	2.37%	3.14%

Salomon Smith Barney 3-Month Treasury Bill Index(3)	4.74%	2.95%	3.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses.

(3) 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2007 was 3.70%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.36%
Total Annual Fund Operating Expenses	.96%

Less Expense Reimbursement(1)	(.18%	)
Net Fund Expenses(2)	.78%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$80	$288	$513	$1,162

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities. These typically include:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is typically expected to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 3.51% for the quarter ended September 30, 2002 and the lowest was -1.91% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A(2)	1.82%	2.68%	4.07%

Lehman Brothers 1-3 Year Government Bond Index(3)	7.10%	3.18%	4.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses and any applicable sales charge in the Average Annual Total Returns table.

(3) The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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	One Year		Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A		1.82%	2.68%	4.07%
Return After Taxes on Distributions – Class A	-	0.01%	1.21%	2.30%
Return After Taxes on Distributions and Sale of Fund Shares – Class A		1.17%	1.43%	2.39%

Lehman Brothers 1-3 Year Government Bond Index(3)		7.10%	3.18%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	3.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses	1.00%

Less Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.93%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$442	$651	$877	$1,526

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, instrumentalities or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is typically adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, selected by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency or instrumentality bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities (as determined at the time of purchase).

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a dollar-weighted average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 75.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 4.83% for the quarter ended December 31, 2007 and the lowest was -3.16% for the quarter ended June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class A(2)	5.28%	3.51%
Return After Taxes on Distributions – Class A(2)	3.41%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	3.42%	2.14%

Lehman U.S. Treasury Inflation Note Index(3)	11.64%	5.80%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.04%

Less Expense Reimbursement(2)	(.10%	)
Net Fund Expenses(3)	.94%

Examples

These examples are intended to held you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$566	$781	$1,012	$1,677

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of other expenses for Class A through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

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Babson Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.78% for the quarter ended September 30, 2002 and the lowest was -3.06% for the quarter ended June 30, 2004.

Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2007)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (10/1/01)
Babson Composite Class A(1)	4.97%	4.07%	5.43%

Lehman U.S. Treasury Inflation Note Index(2)	11.64%	6.27%	7.41%

(1) Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The bar chart is based on Class A expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended (the “1940 Act” and the “Code”), and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 4.27% for the quarter ended September 30, 2001 and the lowest was -2.41% for the quarter ended June 30, 2004.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A(2)	1.28%	3.04%	4.61%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2) Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses and for any applicable sales charge in the Average Annual Total Returns table.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A	1.28%	3.04%	4.61%
Return After Taxes on Distributions –Class A	-0.58%	1.30%	2.66%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	0.82%	1.59%	2.75%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.04%

Less Expense Reimbursement(2)	(.08%	)
Net Fund Expenses(3)	.96%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$568	$783	$1,014	$1,679

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations and bank loans;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government or instrumentalities agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	swaps, including but not limited to credit default, total rate of return, interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The dollar-weighted average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(1)

During the periods shown above, the highest quarterly return was 3.91% for the quarter ended June 30, 2003 and the lowest was -2.12% for the quarter ended June 30, 2004.

–  16  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class A(2)	1.16%	3.85%	4.59%
Return After Taxes on Distributions – Class A(2)	-0.82%	2.49%	2.89%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	0.74%	2.50%	2.88%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.92%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.41%
Total Annual Fund Operating Expenses	1.16%

Less Expense Reimbursement(2)	(.15%	)
Net Fund Expenses(3)	1.01%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$573	$812	$1,069	$1,804

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans and investments in loan pools,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Funds’ Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI Institutional analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI Institutional’s overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors. When buying or selling securities, OFI Institutional looks for the following (some of which may vary in particular cases and may change over time):

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to be uncorrelated, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI Institutional may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Sector Allocation Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 75.

–  18  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 3.74% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.72% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class A+	3.84%	4.19%
Return After Taxes on Distributions – Class A+	1.76%	2.60%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	2.60%	2.66%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.62%
Citigroup World Government Bond Index(3)	10.95%	3.16%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OppenheimerFunds, Inc. (“OFI”) as the Fund’s Sub-Adviser on March 1, 2007.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.43%
Total Annual Fund Operating Expenses	1.23%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(2)(3)	1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$588	$840	$1,112	$1,887

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  19  –

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.16%. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.54% for the quarter ended June 30, 2003 and the lowest was -3.46% for the quarter ended September 30, 1998.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class A*	3.89%	8.76%	6.09%

Lehman Brothers Aggregate Bond Index^	6.97%	4.42%	5.97%
Citigroup World Government Bond Index^^	10.95%	6.81%	6.31%

* Performance shown is from a mutual fund managed by the portfolio manager of the Fund for OFI Institutional with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Strategic Income Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Steinmetz has managed the OFI Fund for the entire period shown. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank loans and other fixed income securities, of both U.S. and foreign issuers. The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 11.01% for the quarter ended June 30, 2003 and the lowest was -3.14% for the quarter ended June 30, 2001.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (9/05/00)
Class A(2)	-5.31%	8.95%	6.62%

Lehman Brothers U.S. Corporate High Yield Index(3)	1.87%	10.90%	6.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class A	-5.31%	3.15%
Return After Taxes on Distributions – Class A	-7.81%	0.73%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-3.40%	1.30%

Lehman Brothers U.S. Corporate High Yield Index(3)	1.87%	5.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.39%
Total Annual Fund Operating Expenses(2)	1.14%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$916	$1,167	$1,881

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier International Bond Fund

Investment Objective

The Fund seeks to achieve a high total rate of return.

Principal Investment Strategies and Risks

The Fund invests, under normal circumstances, at least 80% of its net assets in foreign fixed income securities. The Fund primarily invests in fixed income securities invested in markets represented by the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index (the “Index”). The Fund may hold fixed income securities which pay either fixed or floating interest rates.

The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better) or, if no such rating exists, in securities of comparable quality as determined by the Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”).

The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities and convertible securities. The Fund intends to invest in options and warrants only on a short-term basis and only in those circumstances where they are issued in conjunction with the issuance of a fixed income security.

The average duration of the Fund’s portfolio is generally expected to be within +/ – 3 years of the duration of the Index and the minimum average credit quality of the Fund’s portfolio is expected to be no less than AA-.

The Fund may invest up to 20% of its total assets in any single Government or Agency Backed Security from an Index market and may invest up to 10% of its total assets in any other single security (other than cash and cash equivalents). The Fund may also invest up to 10% of its total assets in the securities of any single issuer excluding securities of any government, government agency or supranational entity from an Index market.

The Fund will invest such that the percentage weight within the Fund of the listed blocs will not vary by more than the following percentage limitations:

•

European states participating in the Euro Currency – 0% to Index Weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; Japan – 0% to Index Weighting + 30%

The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, an increase or decrease in value of a single issuer could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 77.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance

This Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  24  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.58%
Total Annual Fund Operating Expenses	1.43%

Less Expense Reimbursement	(.23%	)
Net Fund Expenses(3)(4)	1.20%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$591	$884

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier International Bond Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 13.52% for the quarter ended June 30, 2002 and the lowest was -6.78% for the quarter ended March 31, 1999.

–  25  –

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Baring Composite
Class A*	4.65%	5.16%	4.09%

Citigroup non-USD World Gov’t Bond Index^	11.45%	7.54%	6.30%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Citigroup non-USD World Gov’t Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  26  –

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MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in a diverse portfolio of money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 30% and no more than 50% of the Fund’s net assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s net assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s net assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 9.96% for the quarter ended June 30, 2003 and the lowest was -9.77% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A(2)	-	1.00%	7.65%	2.70%

S&P 500® Index(3)		5.49%	12.82%	5.91%
Lipper Balanced Fund Index(4)		6.53%	10.33%	6.16%
Lehman Brothers Aggregate Bond Index(5)		6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses and for any applicable sales charge in the Average Annual Total Returns table.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  28  –

(4) The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A	-	1.00%	7.65%	2.70%
Return After Taxes on Distributions – Class A	-	1.85%	7.02%	1.12%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	0.15%	6.35%	1.53%

S&P 500® Index(3)		5.49%	12.82%	5.91%
Lipper Balanced Fund Index(4)		6.53%	10.33%	6.16%
Lehman Brothers Aggregate Bond Index(5)		6.97%	4.42%	5.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.47%
Total Annual Fund Operating Expenses(3)	1.20%

Less Expense Reimbursement(4)	(.02%	)
Net Fund Expenses(5)	1.18%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$688	$932	$1,195	$1,944

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies with different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached OFI Institutional’s target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 15.33% for the quarter ended June 30, 2003 and the lowest was -17.83% for the quarter ended September 30, 1998.

–  30  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A(2)	-	0.16%	10.85%	5.35%

Russell 1000® Value Index(3)	-	0.17%	14.63%	7.68%
S&P 500 Index(4)		5.49%	12.82%	5.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

(2) Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class L shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The Russell 1000 Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(4) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class A	-	0.16%	7.34%
Return After Taxes on Distributions – Class A	-	2.55%	5.90%
Return After Taxes on Distributions and Sale of Fund Shares – Class A		1.74%	5.87%

Russell 1000® Value Index(3)	-	0.17%	11.67%
S&P 500® Index(4)		5.49%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses(2)	1.10%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$905	$1,146	$1,838

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  31  –

MassMutual Premier Core Value Equity Fund

Investment Objectives

This Fund seeks to achieve long-term growth of capital and income.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.

In selecting securities for purchase or sale by the Fund, OFI Institutional Asset Management, Inc. (“OFI Institutional”) selects securities through a fundamental assessment of their individual merits. This is called a “bottom up approach.” OFI Institutional invests in both U.S. securities and up to 25% of the total assets, of its portion of the Fund’s portfolio in foreign securities. OFI Institutional uses fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

AllianceBernstein L.P. (“AllianceBernstein”), through the investment professionals of its Bernstein Value Equities unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. AllianceBernstein will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. AllianceBernstein seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers. To control tracking error, AllianceBernstein typically holds securities that make up a large part of the Russell 1000® Value Index. If such securities are ranked toward the bottom of the universe, AllianceBernstein will generally underweight them relative to the benchmark.

Babson Capital Management LLC (“Babson Capital”) uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index, the Russell 1000 Value Index, that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing its portion of the Fund’s portfolio. Babson Capital may engage in active and frequent trading of portfolio securities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

–  32  –

These Risks are described beginning on page 75.

Annual Performance

The Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)(3)	.58%
Total Annual Fund Operating Expenses	1.33%

Less Expense Reimbursement	(.23%	)
Net Fund Expenses(4)(5)	1.10%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$681	$951

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(3)	Other Expenses include Acquired Fund fees and expenses which represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.10%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

Performance for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser, or certain of their affiliates, for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Core Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund.

	Highest Quarter	Lowest Quarter
AllianceBernstein Composite	16.36%, 2Q 2003	-18.95%, 3Q 2002
Babson Capital Composite	16.45%, 2Q 2003	-18.25%, 3Q 2002
OFI Institutional Mutual Fund	16.88%, 2Q 2003	-16.65%, 3Q 2001

Average Annual Total Returns for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for accounts managed by each Sub-Adviser, or certain of their affiliates, with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/1/1999)
AllianceBernstein Composite
Class A*	-9.53%	11.45%	6.65%

Russell 1000 Value Index^	-0.17%	14.63%	6.86%

	One Year	Five Years	Since Inception (6/1/2000)
Babson Capital Composite
Class A*	-7.52%	13.09%	6.40%

Russell 1000 Value Index^	-0.17%	14.63%	7.11%

	One Year	Five Years	Since (11/1/2000)
OFI Mutual Fund
Class A*	0.10%	13.54%	7.91%

Russell 1000 Value Index^	-0.17%	14.63%	6.74%

* For AllianceBernstein, performance shown is the composite of all portfolios with about 150 stocks managed by AllianceBernstein with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. For Babson Capital, performance shown is the composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class A fees and expenses, including sales loads. For AllianceBernstein and Babson Capital, some of the portfolios are mutual funds registered under the 1940 Act and some are private accounts. For OFI Institutional, performance shown is from a mutual fund managed by the portfolio manager of the Fund for Oppenheimer Funds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class A fees and expenses, including sales loads. OFI Institutional is a wholly owned subsidiary of OFI. The performance is of the Oppenheimer Value Fund, which is registered under the 1940 Act. Mr. Leavy has managed the Oppenheimer Value Fund since November 1, 2000. The investment returns assume the reinvestment of dividends and capital gains distributions. For AllianceBernstein, the bar chart is based on Class Y expenses. For Babson Capital and OFI Institutional, the bar chart is based on Class S expenses. The composite and mutual fund performance is provided solely to illustrate each Sub-Adviser’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite portfolios were not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite and mutual fund performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the mutual funds and accounts advised by each Sub-Adviser is not indicative of future rates of return and is no indication of future performance of the Fund.

^ The Russell 1000 Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

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MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Value Index was $493.55 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 16.43% for the quarter ended June 30, 2003 and the lowest was -18.29% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class A(2)	-7.50%	12.38%	6.21%

Russell 1000® Value Index(3)	-0.17%	14.63%	7.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  36  –

(2) Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class A	-	7.50%	8.73%
Return After Taxes on Distributions – Class A	-	8.45%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	4.13%	7.02%

Russell 1000 Value Index(3)	-	0.17%	11.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Acquired Fund Fees and Expenses(2)	.02%
Total Annual Fund Operating Expenses(3)(4)	1.12%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$683	$911	$1,156	$1,860

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  37  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the S&P 500 Index was $915.98 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500 Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 23.76% for the quarter ended December 31, 1998 and the lowest was -17.65% for the quarter ended December 31, 2000.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A(2)	-	1.88%	10.90%	3.65%

S&P 500 Index(3)		5.49%	12.82%	5.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown

–  38  –

above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2) Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception ( 11/1/04)
Return Before Taxes – Class A	-	1.88%	8.26%
Return After Taxes on Distributions – Class A	-	2.02%	8.10%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	1.05%	7.09%

S&P 500 Index(3)		5.49%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.39%
Total Annual Fund Operating Expenses(3)	1.14%

Less Expense Reimbursement	(.04%	)
Net Fund Expenses(4)(5)	1.10%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$913	$1,163	$1,878

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.09%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  39  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” models. The “top down” models are primarily used to help OFI Institutional determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships. The “bottom up” models help OFI Institutional identify the most attractive stocks within each market capitalization category. These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other. OFI Institutional typically follows and analyzes more than 3,000 stocks on a daily basis.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 6.55% for the quarter ended December 31, 2006 and the lowest quarterly return was -5.38% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class A+	-	2.21%	5.66%
Return After Taxes on Distributions – Class A+	-	5.24%	4.08%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+		0.55%	4.38%
S&P 500 Index(2)		5.49%	8.56%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OFI as the Fund’s Sub- Adviser on March 1, 2007.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

–  40  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.37%
Total Annual Fund Operating Expenses(3)	1.27%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(4)(5)	1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$944	$1,222	$2,012

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.16%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or Certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 14.00% for the quarter ended June 30, 2003 and the lowest was -16.62% for the quarter ended September 30, 2002.

–  41  –

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since 5/1998
OFI Mutual Fund
Class A*	-	1.99%	10.48%	3.51%

S&P 500® Index^		5.49%	12.82%	4.59%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Main Street Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Monoyios has managed the OFI Fund since April 20, 1998 and Mr. Reinganum has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

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MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	companies in businesses with above-average growth potential,

•	companies with growth rates that OFI believes are sustainable over time, and

•	stocks with reasonable valuations relative to their growth potential.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 7.03% for the quarter ended September 30, 2007 and the lowest quarterly return was -4.76% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class A+	6.94%	6.29%
Return After Taxes on Distributions – Class A+	6.60%	6.17%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	4.97%	5.39%

Russell 1000 Growth Index(2)	11.81%	8.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  44  –

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.33%
Total Annual Fund Operating Expenses	1.23%

Less Expense Reimbursement	(.14%	)
Net Fund Expenses(2)(3)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$680	$930	$1,199	$1,966

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.09%. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  45  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 28.95% for the quarter ended December 31, 1999 and the lowest was -19.91% for the quarter ended September 30, 2001.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class A*	7.33%	10.82%	6.48%

Russell 1000® Growth Index	11.81%	12.11%	3.83%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Capital Appreciation Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Baylin has managed or co-managed the OFI Fund since October 6, 2005. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

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MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI Institutional, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although the Fund does not expect to have more than 35% of its net assets invested in foreign securities.

OFI Institutional looks for stocks of companies with growth potential, and seeks broad allocation among industries and sectors. Currently, OFI Institutional seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI Institutional may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 17.71% for the quarter ended December 31, 1999 and the lowest was -19.78% for the quarter ended September 30, 2001.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (1/20/98)
Class A(2)	7.73%	8.32%	1.92%

Russell 1000 Growth Index(3)	11.81%	12.11%	3.87%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

(2) Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class A expenses and to reflect any applicable sales charges in the Average Annual Total Returns table.

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in

–  48  –

the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class A	7.73%	6.27%
Return After Taxes on Distributions – Class A	7.73%	6.23%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	5.02%	5.38%

Russell 1000 Growth Index(3)	11.81%	10.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.47%
Total Annual Fund Operating Expenses	1.27%

Less Expense Reimbursement	(.07%)
Net Fund Expenses(2)(3)	1.20%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$690	$948	$1,226	$2,015

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.20%. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  49  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Growth Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Growth Index was $441.28 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 14.13% for the quarter ended June 30, 2003 and the lowest was -20.70% for the quarter ended March 31, 2001.

–  50  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class A(2)	4.92%	10.56%	-	0.27%

Russell 1000 Growth Index(3)	11.81%	12.11%	-	0.33%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class A shares of the Fund for periods prior to its inception date 11/01/04 is based on the performance of Class Y shares, adjusted to reflect Class A expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/01/04)
Return Before Taxes – Class A	4.92%	8.43%
Return After Taxes on Distributions – Class A	4.01%	8.08%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	3.48%	7.11%

Russell 1000 Growth Index(3)	11.81%	10.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.27%
Acquired Fund Fees and Expenses(2)	.03%
Total Annual Fund Operating Expenses(3)(4)	1.05%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$676	$890	$1,121	$1,784

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  51  –

MassMutual Premier Discovery Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio manager believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 10.85% for the quarter ended December 31, 2006 and the lowest quarterly return was -4.01% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/01/05)
Return Before Taxes – Class A+		2.73%	11.53%
Return After Taxes on Distributions – Class A+		1.29%	9.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+		1.99%	8.65%

Russell Midcap® Value Index(2)	-	1.42%	9.00%
Russell 2500™ Value Index(3)	-	7.27%	5.28%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment objective, name and investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund.

–  52  –

(2) The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.62%
Total Annual Fund Operating Expenses(3)	1.67%

Less Expense Reimbursement	(.27%	)
Net Fund Expenses(4)(5)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,046	$1,406	$2,416

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.40%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  53  –

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.15% for the quarter ended March 31, 2003 and the lowest was -15.05% for the quarter ended June 30, 2002.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Year	Since 11/01/2001
OFI Mutual Fund
Class A*		2.73%	20.64%	16.41%

Russell Midcap Value Index^	-	1.42%	17.92%	14.43%
Russell 2500 Value Index^^	-	7.27%	16.17%	13.39%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Small-& Mid- Cap Value Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Damian has managed or co-managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^ The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  54  –

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MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Value Index. The range of capitalization of companies included in the Russell 2000 Value Index will fluctuate as market prices increase or decrease. As of January 31, 2008, the range of capitalization of companies included in the Russell 2000 Value Index was, $36.27 million to $5.97 billion. The Fund’s Sub-Adviser, OFI Institutional, will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Index.

In selecting securities for investment, OFI Institutional considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in OFI Institutional’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. The Fund’s emphasis on fundamental company analysis is enhanced by both computer screening and industry sources, both of which are utilized to narrow the Fund’s initial investment universe. In terms of computer screening, OFI Institutional narrows the universe by screening on various valuation, earnings, and profitability measures. OFI Institutional then makes decisions using fundamental analysis on stocks that come through its initial screens. More specifically, the Fund invests in companies that OFI Institutional believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller and Mid-Cap Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 18.19% for the quarter ended December 31, 2003 and the lowest was -18.01% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class A(2)	-10.78%	11.86%	7.86%

Russell 2000® Index(3)	-1.56%	16.25%	8.77%
Russell 2000 Value Index(4)	-9.78%	15.80%	12.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006.

–  56  –

(2) Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class A expenses and to reflect any applicable sales charges in the Average Annual Total Returns table.

(3) The Russell 2000 Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

Going forward, the Fund’s performance will be compared to the Russell 2000 Value Index rather than the Russell 2000 Index because the Russell 2000 Value Index more closely represents the Fund’s investment strategy.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class A	-	10.78%	3.31%
Return After Taxes on Distributions – Class A	-	15.00%	1.17%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	2.81%	2.61%

Russell 2000® Index(3)	-	1.56%	10.28%
Russell 2000 Value Index(4)	-	9.78%	8.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.37%
Total Annual Fund Operating Expenses(2)	1.32%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$969	$1,257	$2,074

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  57  –

MassMutual Premier Main Street Small Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-cap companies. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help determine portfolio weightings within the small cap universe. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation as determined by multiple variables such as earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company

–  58  –

Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 5.37% for the quarter ended June 30, 2007 and the lowest quarterly return was -5.25% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (09/27/06)
Return Before Taxes – Class A+	-7.20%	-	0.20%
Return After Taxes on Distributions – Class A	-7.86%	-	0.78%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-4.56%	-	0.46%

Russell 2000 Index(2)	-1.56%		5.25%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maxim um Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.58%
Total Annual Fund Operating Expenses(3)	1.41%

Less Expense Reimbursement	(.26%	)
Net Fund Expenses(4)(5)	1.15%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$971	1,278	2,147

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  59  –

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.
(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.14%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.
(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Small Cap Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.70% for the quarter ended June 30, 2003 and the lowest was -16.87% for the quarter ended September 30, 2002.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since 8/1999
OFI Mutual Fund
Class A*	-	7.23%	15.58%	12.99%

Russell 2000 Index^	-	1.56%	16.25%	8.02%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Main Street Small Cap Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Zavanelli has managed the OFI Fund since August 2, 1999 and Mr. Monoyios has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Small Cap Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Small Cap Fund.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  60  –

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MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser to be realistically valued.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of small-cap companies. Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation a determined by multiple variables including: earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

–  62  –

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (7/20/98)
Return Before Taxes Class A(2)	–7.27%	8.48%	9.19%
Return After Taxes on Distributions – Class A(2)	–12.65%	5.72%	6.82%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	–3.87%	6.72%	7.14%

Russell 2000 Index(3)	–1.56%	16.25%	6.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges but does reflect the initial sales charge. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2) Performance for Class A is adjusted to reflect any applicable sales charges in the Average Annual Total Returns table.

(3) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.41%
Total Annual Fund Operating Expenses(3)	1.24%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(4)(5)	1.15%

–  63  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$937	$1,209	$1,981

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.14%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  64  –

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MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Special Situations Risk and Cyclical Opportunities Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 9.49% for the quarter ended September 30, 2005 and the lowest quarterly return was -4.14% for the quarter ended December 31, 2007.

–  66  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class A+		0.08%	9.70%
Return After Taxes on Distributions – Class A+	-	0.86%	9.08%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+		1.52%	8.33%

MSCI World Index(2)		9.04%	12.73%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.45%
Total Annual Fund Operating Expenses	1.50%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(2)(3)	1.43%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$712	$1,015	$1,340	$2,257

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.43%. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  67  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.42% for the quarter ended December 31, 1999 and the lowest was -18.31% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2006)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class A*	-	0.40%	17.68%	10.97%

MSCI World Index^		9.04%	16.96%	7.00%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Global Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr Bhaman has managed the OFI Fund since August 2, 2004. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  68  –

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets.

The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. The Fund’s Sub-Adviser, OFI Institutional, emphasizes investments in common stocks of issuers that the portfolio manager considers to be “growth” companies. The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund currently invests a substantial portion of its assets in stocks of small- to mid-sized companies.

In selecting securities, OFI Institutional focuses on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging.

The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Convertible Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 39.31% for the quarter ended December 31, 1999 and the lowest was -29.47% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A(2)	6.10%	22.07%	7.70%

MSCI EAFE(3)	11.17%	21.59%	8.66%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses and for any applicable sales charge in the Average Annual Total Returns table.

(3) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  70  –

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A	6.10%	22.07%	7.80%
Return After Taxes on Distributions – Class A	5.84%	21.98%	6.46%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	4.34%	19.70%	6.06%

MSCI EAFE(3)	11.17%	21.59%	8.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.43%
Total Annual Fund Operating Expenses(2)	1.53%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$722	$1,031	$1,361	$2,294

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  71  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest a minimum of 90% of its net assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

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Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 13.07% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.22% for the quarter ended, June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class A+	11.54%	21.35%
Return After Taxes on Distributions – Class A+	10.86%	20.91%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	8.18%	18.33%

MSCI EAFE(2)	11.17%	20.31%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.60%
Acquired Fund Fees and Expenses(2)	.04%
Total Annual Fund Operating Expenses(3)	1.79%

Less Expense Reimbursement	(.17%	)
Net Fund Expenses(4)(5)	1.62%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$730	$1,090	$1,474	$2,546

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

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(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.58%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.45% for the quarter ended June 30, 2003 and the lowest was -19.13% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class A*	13.46%	24.52%	6.84%

MSCI EAFE^	11.17%	21.59%	6.20%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  74  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Fund will likely fall. If interest rates fall, most securities held by a Fund paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic,

industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

In the case of stocks and other equity securities (including convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by a Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. These debt securities and unrated securities of similar quality, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  75  –

and principal than investment grade securities. A Fund that invests in foreign debt securities is, accordingly, also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities.

For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on securities to be less than expected when purchased. The interest rate risk described above may be compounded for a Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. A Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  A Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap

–  76  –

may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The International Bond Fund is an actively managed non-diversified fund. The Fund’s Sub-Adviser uses a strategy of limiting the number of issuers which the Fund will hold.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

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•	Emerging Markets Risk. Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller and Mid-Cap Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity

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markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies have the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. A Fund’s use of derivatives may also create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Sector Allocation Risk. In allocating the Strategic Income Fund’s investments among the three principal sectors in which the Strategic Income Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, OFI Institutional’s expectations about the relative performance of those sectors may be inaccurate, and the Strategic Income Fund’s returns might be less than other funds using similar strategies.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which a Fund invests, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the

–  79  –

payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•.	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

•	Special Situations Risk. Periodically, the Global Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Global Fund’s investment might not produce the expected gains or could incur a loss for the portfolio.

•	Cyclical Opportunities Risk. The Global Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if OFI believes they have growth potential. The Global Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Global Fund’s share prices.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have non-Principal risks not identified in this chart.

Risk	Money Market Fund	Short- Duration Bond Fund	Inflation- Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	International Bond Fund	Balanced Fund	Value Fund	Core Value Equity Fund	Enhanced Index Value Fund	Enhanced Index Core Equity Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk								X

Foreign Investment Risk		X	X	X	X	X	X	X	X	X	X

Emerging Markets Risk		X		X	X	X	X	X	X	X	X

Currency Risk		X	X	X	X	X	X	X	X	X	X

Smaller and Mid-Cap Company Risk										X	X

Growth Company Risk

Value Company Risk										X	X	X

Leveraging Risk		X	X	X	X	X	X	X	X	X	X	X	X

Sector Allocation Risk						X

Convertible Securities Risk		X		X	X		X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X	X

Preferred Stock Risk							X			X	X

Portfolio Turnover Risk							X			X	X	X	.X

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Risk	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Discovery Value Fund	Small Capitalization Value Fund	Main Street Small Cap Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk		X		X	X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk

Foreign Investment Risk		X	X		X		X	X	X	X	X

Emerging Markets Risk									X	X

Currency Risk		X	X		X		X	X	X	X	X

Smaller and Mid-Cap Company Risk		X			X	X	X	X	X	X	X

Growth Company Risk		X	X	X			X	X	X	X	X

Value Company Risk					X	X	X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk										X

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk			X	X	X		X	X			X

Special Situations Risk									X

Cyclical Opportunities Risk									X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2007, MassMutual, together with its subsidiaries, had assets under management in excess of $505 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .60% for the International Bond Fund, ..48% for the Balanced Fund, .50% for the Value Fund, .50% for the Core Value Equity Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Discovery Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Main Street Small Cap Fund, .58% for the Small Company Opportunities Fund, ..80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2007 or the Funds’ annual report to shareholders dated October 31, 2007.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class A shares of the Funds is .2144% to .3968%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2007, AllianceBernstein managed approximately $800 billion in assets.

Marilyn G. Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak joined Bernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the U.S. Large Cap Value Equity Investment Policy Group. From 1993-2000, Ms. Fedak was Chief Investment Officer for U.S. Value Equities. In 2003, she named John Mahedy, a Senior Vice President, her Co-CIO. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak is also a Director of SCB Inc. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000. Early in her career at Bernstein, she played a key role in developing its U.S. Diversified Value service. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983.

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John P. Mahedy

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Mahedy was named Co-CIO for U.S. Value Equities in 2003. He continues to serve as director of research for U.S. Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in Bernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services briefly at Morgan Stanley for three years in the early 1990s.

Christopher W. Marx

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Marx is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He joined the firm in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent six years as a consultant for Deloitte & Touche and the Boston Consulting Group.

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He is also chairman of Bernstein’s Proxy Voting Committee. Before joining Bernstein in 1994, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis from 1992 to 1993. Previously, he was at State Street Research and Management Co. in Boston from 1972 to 1992, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and a portion of the portfolio of the Core Value Equity Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2007 of more than $95 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 19 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank and Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over nine years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 30 years of investment experience and has been associated with MassMutual since 1985.

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Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 20 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 32 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 33 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 22 years of investment experience with Babson Capital.

Charles Sanford
is a member of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2004, Mr. Sanford was Vice President of Sales and Marketing of Millivision, Inc., a technology company specializing in imaging systems, from 2002-2003. Prior to that, Mr. Sanford was President and Founder of University Angels, Inc., in which capacity he raised capital and managed a private equity portfolio.

Douglas M. Trevallion

is a member of the investment team primarily responsible for the day-to-day management of the Short Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2000, Mr. Trevallion was employed at Massachusetts Mutual Life Insurance Company. Mr. Trevallion is a Chartered Financial Analyst and has over 18 years of industry experience.

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Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the International Bond Fund and Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2007 the BAM Group managed approximately US$54.96 billion on behalf of clients located around the world.

Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working first with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

Kevin Lorkins

is a portfolio manager for the International Bond Fund. Mr. Lorkins is Head of Baring’s Regional Aggregate Portfolio Construction Group and is responsible for managing and setting strategy for Baring’s Sterling Fixed Income products and for research into the Sterling market. Mr. Lorkins joined Baring Asset Management in June 2006. Previously at Morley Fund Management, Mr. Lorkins was Head of UK Sovereign products. He was also a member of the asset allocation committee. Prior to Morley, Mr. Lorkins worked at Provident Mutual and then at General Accident for 20 years where he carried out a number of roles including Senior Investment Manager, Bonds and Treasury and Head of Fixed Income.

Toby Nangle

is the lead portfolio manager for the International Bond Fund. Mr. Nangle is Head of Baring’s Global Portfolio Construction Group and is a member of the Strategic Policy Group, Baring’s global macro research and asset allocation team. He is responsible for managing, among others, the Global Aggregate product. Mr. Nangle joined Baring Asset Management in 1997 and has developed a range of proprietary credit modeling tools and contributed to the development of the credit investment process during his tenure. Previous roles on the team have involved research of high yield and emerging market debt, US Investment grade credit and the US Treasury market.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Capital Appreciation Fund and Global Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2007, OFI managed assets of approximately $260 billion.

Marc L. Baylin

is the portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Senior Vice President of OFI since August 2004 and was previously a Vice President of OFI from January 1997 to July 2004.

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OFI Institutional Asset Management, Inc. (“OFI Institutional”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Core Growth Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street Small Cap Fund, Small Company Opportunities Fund, International Equity Fund and a portion of the portfolio of the Core Value Equity Fund. OFI Institutional is a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual. As of December 31, 2007, OFI Institutional had approximately $12.7 billion in assets under management.

Marc L. Baylin

is the portfolio manager of the Core Growth Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in July 2007. Mr. Baylin is also a Vice President of OFI, which he joined in September 2005. Previously, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

John Damian

is the portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in February 2007. Mr. Evans is a Senior Vice President and portfolio manager of OFI, which he joined in 1990. Prior to joining OFI, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Prasad. Ms. Mendel Han, a Vice President of OFI Institutional, has over 20 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Mendel Han was a Managing Director and portfolio manager at Babson Capital since 1994. Previously, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Christopher Leavy

is the portfolio manager of the Value Fund and a portion of the Core Value Equity Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Small Company Opportunities Fund, the Main Street Fund and the Main Street Small Cap Fund. Mr. Monoyios, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Monoyios is a Senior Vice President of OFI, which he joined in 1998. Previously, he was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han. Ms. Prasad, a Vice President of OFI Institutional, is a Chartered Financial Analyst with over 13 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Prasad was a Managing Director and portfolio manager at Babson Capital since 1994.

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Marc R. Reinganum

is a co-portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI Institutional, which he joined in February 2007. Dr. Reinganum is a Vice President of OFI, which he joined in September 2002. Previously, he was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Steinmetz is a Senior Vice President of OFI, which he joined in 1986. Previously, he was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

Mark Zavanelli

is a co-portfolio manager of the Small Company Opportunities Fund and the Main Street Small Cap Fund. Mr. Zavanelli, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in June 2006. Mr. Zavanelli is a Vice President of OFI which he joined in May 1998. Previously, he served as President of Waterside Capital Management, a registered investment adviser from August 1995 through April 1998.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the International Bond Fund, the Balanced Fund, the Core Value Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Discovery Value Fund, the Main Street Small Cap Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class A shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class A shares of the Funds may also be purchased by the following Eligible Purchasers:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans;

•	Individual retirement accounts described in Code Section 408;

•	Voluntary employees’ beneficiary associations described in Code Section 501(c)(9); and

•	Other institutional investors.

Additionally, shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004 may purchase Class A shares of the Small Company Opportunities Fund.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMutual, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase shares. There is no minimum plan or institutional investor size to purchase Class A shares.

Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share plus an initial sales charge. The Funds have adopted Rule 12b-1 Plans for Class A shares of the Funds.

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Under the Class A Rule 12b-1 Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Rule 12b-1 Plans for service fees will be paid to MassMutual, through the Distributor, and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries. MassMutual may pay any Class A Rule 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class A shares, including any advance of Rule 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class A shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class A shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Annual compensation paid on account of Class A shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•

Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual or another intermediary authorized for this purpose. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders— For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the International Bond Fund, Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, High Yield Fund and International Bond Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchange purchases, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds do not accommodate excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a

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result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with State Street Bank and Trust Company (“State Street”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to State Street. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to State Street. Transaction orders placed in writing should be addressed to State Street Bank and Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to State Street.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

–  92  –

Front-End Sales Charge (As a Percentage of Offering Price) /
Front-End Sales Charge (As a Percentage of Net Amount
Invested) / Concession (As a Percentage of Offering Price) for
Different Purchase Amounts:
Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
Less than $25,000	5.75%/ 6.10%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$25,000- $49,999	5.50%/ 5.82%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$50,000- $99,999	4.75%/ 4.99%/ 4.00%	4.50%/ 4.71%/ 3.75%	3.50%/ 3.63%/ 3.00%
$100,000-$249,999	3.75%/ 3.90%/ 3.00%	3.50%/ 3.63%/ 2.75%	3.00%/ 3.09%/ 2.50%
$250,000-$499,999	2.50%/ 2.56%/ 2.00%	2.00%/ 2.04%/ 2.25%	2.50%/ 2.56%/ 2.00%
$500,000-$999,999	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.50%
$1,000,000 or more	None/ None/ 1.00%	None/ None/ 1.00%	None/ None/ .50%

A reduced sales charge may be obtained for Class A shares under the Funds’ “Rights of Accumulation” because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.

To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one Fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•	Class A shares of Funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased Funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other Funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at http://www.massmutual.com/retire.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Premier Funds except the Money Market Fund.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0%, or .50% of purchases of $1 million or more, as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

All contingent deferred sales charges will be based on the lesser of the NAV of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

–  93  –

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more of any one or more of the Funds.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a portfolio manager of the Fund.

•	Class A shares of the Small Company Opportunities Fund sold to shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004.

Waivers of Class A Contingent Deferred Sales Charges

The Class A contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Code.

•	Redemptions of Class A shares of the Small Company Opportunities Fund by shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004

[1]

The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

–  94  –

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a present or former portfolio manager of the Fund.

Determining Net Asset Value

The Trust calculates the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In general, a Fund that fails to distribute at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) will be subject to a 4% excise tax on the undistributed amount. Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

–  95  –

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor whether distributed in cash or additional shares. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

–  96  –

Shareholders of the Funds other than the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund, however, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. Each of the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays, in which case a shareholder must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Previous legislation provided that for taxable years of a fund beginning before January 1, 2008, a Fund was not required to withhold any amounts with respect to (i) distributions of net short-term capital gains in excess of net long-term capital losses, and (ii) distributions of U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, in each case to the extent that the Fund properly designated such distributions. This exemption from withholding is no longer effective, but pending legislation could reinstate and extend it for one year.

The discussion above is very general. Shareholders should consult their tax adviser for more information about the effect that an investment in a Fund could have on their own tax situation, including possible state, local and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

–  97  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The International Bond Fund and Core Value Equity Fund each commenced operations on December 20, 2007 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MASSMUTUAL PREMIER MONEY MARKET FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04ÙÙ		Year ended 12/31/03		Year ended 12/31/02†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.04	***	0.02	***	0.00	***††	0.00	***††	0.01	***
Net realized and unrealized gain (loss) on investments	-		-		-		0.00	††	0.00	††	0.00	††

Total income from investment operations	0.04		0.04		0.02		0.00		0.00		0.01

Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.02)		(0.00	)††	(0.00	)††	(0.01)
From net realized gains	-		-		-		(0.00	)††	(0.00	)††	-

Total distributions	(0.04)		(0.04)		(0.02)		-		(0.00)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	4.59%		4.09%		2.09%		0.28%	**	0.20%		0.92%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$281,270		$187,991		$90,342		$82,439		$78,968		$90,331
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%		0.98%		0.95%		0.98%	*	0.95%		0.95%
After expense waiver	0.77%	#	0.77%	#	0.77%	#	0.86%	*#	0.94%	#	N/A
Net investment income (loss) to average daily net assets	4.50%		4.11%		2.07%		0.34%	*	0.21%		0.92%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Amount is less than $0.01 per share.
ÙÙ	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  98  –

MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.23		$10.21		$10.52	$10.27		$10.34	$10.03

Income (loss) from investment operations:
Net investment income (loss)	0.44	***	0.39	***	0.32 ***	0.27	***	0.34 ***	0.40 ***
Net realized and unrealized gain (loss) on investments	0.11		0.01		(0.23)	(0.02)		(0.01)	0.32

Total income from investment operations	0.55		0.40		0.09	0.25		0.33	0.72

Less distributions to shareholders:
From net investment income	(0.43)		(0.38)		(0.37)	-		(0.40)	(0.41)
From net realized gains	-		-		(0.03)	-		-	-

Total distributions	(0.43)		(0.38)		(0.40)	-		(0.40)	(0.41)

Net asset value, end of period	$10.35		$10.23		$10.21	$10.52		$10.27	$10.34

Total Return(a)	5.55%	(b)	4.09%	(b)	0.88% (b)	2.43%	(b)**	3.22%	7.19%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,506		$73,351		$64,617	$59,552		$43,144	$21,199
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%		1.00%		0.99%	0.99%	*	0.99%	0.99%
After expense waiver	0.92%	#	0.92%	#	0.92% #	0.95%	*#	N/A	N/A
Net investment income (loss) to average daily net assets	4.37%		3.91%		3.17%	3.14%	*	3.20%	3.88%
Portfolio turnover rate	332%		156%		114%	78%	**	41%	19%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  99  –

	Class A
	Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03Ù
Net asset value, beginning of period	$10.19		$10.51	$10.60	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.45 ***	0.69 ***	0.36	***	-
Net realized and unrealized gain (loss) on investments	0.28		(0.24)	(0.48)	0.24		-

Total income from investment operations	0.53		0.21	0.21	0.60		0.00

Less distributions to shareholders:
From net investment income	(0.33)		(0.52)	(0.29)	-		-
From net realized gains	-		(0.01)	(0.01)	-		-

Total distributions	(0.33)		(0.53)	(0.30)	-		-

Net asset value, end of period	$10.39		$10.19	$10.51	$10.60		$10.00

Total Return(a)	5.44%	(b)	2.07% (b)	1.95% (b)	6.00%	**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$29,868		$20,591	$15,983	$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%		1.04%	1.04%	1.11%	*	-	‡
After expense waiver	1.00%	#	N/A	N/A	1.08%	*#	N/A
Net investment income (loss) to average daily net assets	2.52%		4.50%	6.52%	4.11%	*	-	‡
Portfolio turnover rate	17%		4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
‡	Amount is de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  100  –

MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

MASSMUTUAL PREMIER CORE BOND FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.87		$10.88		$10.88		$10.93		$11.18	$10.76

Income (loss) from investment operations:
Net investment income (loss)	0.47	***	0.44	***	0.39	***	0.31	***	0.36 ***	0.48 ***
Net realized and unrealized gain (loss) on investments	0.08		0.02		(0.32)		0.10		0.17	0.42

Total income from investment operations	0.55		0.46		0.07		0.41		0.53	0.90

Less distributions to shareholders:
From net investment income	(0.45)		(0.47)		(0.07)		(0.36)		(0.63)	(0.45)
From net realized gains	-		-		-		(0.10)		(0.15)	(0.03)

Total distributions	(0.45)		(0.47)		(0.07)		(0.46)		(0.78)	(0.48)

Net asset value, end of period	$10.97		$10.87		$10.88		$10.88		$10.93	$11.18

Total Return(a)	5.23%	(b)	4.31%	(b)	0.64%	(b)	3.74%	**(b)	4.78%	8.28%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$183,196		$217,383		$239,708		$227,160		$204,591	$156,727
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%		1.04%		1.03%		1.05%	*	1.04%	1.04%
After expense waiver	0.96%	#	0.96%	#	0.95%	#	1.00%	*#	N/A	N/A
Net investment income (loss) to average daily net assets	4.39%		4.13%		3.62%		3.40%	*	3.17%	4.34%
Portfolio turnover rate	394%		197%		219%		178%	**	146%	187%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  101  –

MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.85		$10.75		$11.07	$10.63		$10.04	$9.69

Income (loss) from investment operations:
Net investment income (loss)	0.48	***	0.44	***	0.39 ***	0.33	***	0.44 ***	0.46	***
Net realized and unrealized gain (loss) on investments	0.09		0.05		(0.30)	0.11		0.36	0.29

Total income from investment operations	0.57		0.49		0.09	0.44		0.80	0.75

Less distributions to shareholders:
From net investment income	(0.45)		(0.39)		(0.36)	-		(0.18)	(0.40)
From net realized gains	-		-		(0.05)	-		(0.03)	-

Total distributions	(0.45)		(0.39)		(0.41)	-		(0.21)	(0.40)

Net asset value, end of period	$10.97		$10.85		$10.75	$11.07		$10.63	$10.04

Total Return(a)	5.40%	(b)	4.72%	(b)	0.83% (b)	4.14%	**(b)	7.95%	7.78%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$44,028		$33,904		$38,218	$26,001		$12,221	$18,401
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%		1.15%		1.15%	1.11%	*	1.14%	1.16%
After expense waiver	0.99%	#	0.99%	#	0.99% #	1.01%	*#	N/A	1.15%	#
Net investment income (loss) to average daily net assets	4.52%		4.13%		3.61%	3.70%	*	4.17%	4.61%
Portfolio turnover rate	427%		208%		137%	84%	**	105%	76%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  102  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$10.22		$10.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.46	***	0.46	***	0.28	***
Net realized and unrealized gain (loss) on investments	0.59		0.14		(0.25)

Total income from investment operations	1.05		0.60		0.03

Less distributions to shareholders:
From net investment income	(0.36)		(0.41)		-

Net asset value, end of period	$10.91		$10.22		$10.03

Total Return(a)	10.43%	(b)	6.15%	(b)	0.30%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$33,247		$14,973		$4,896
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%		1.26%		1.25%	*
After expense waiver	1.16%	#	1.16%	#	1.16%	*#
Net investment income (loss) to average daily net assets	4.36%		4.63%		3.30%	*
Portfolio turnover rate	131%		159%		159%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  103  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class A
	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$10.85	$10.64		$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.80 ***	0.76	***	0.74	***
Net realized and unrealized gain (loss) on investments	(0.11)	0.21		(0.37)

Total income from investment operations	0.69	0.97		0.37

Less distributions to shareholders:
From net investment income	(0.63)	(0.71)		(0.12)
From net realized gains	(0.02)	(0.05)		-

Total distributions	(0.65)	(0.76)		(0.12)

Net asset value, end of year	$10.89	$10.85		$10.64

Total Return(a)	6.53% (b)	9.64%	(b)	3.56%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$32,164	$15,895		$5,660
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	1.15%		1.16%
After expense waiver	N/A	1.15%	#	1.15%	#
Net investment income (loss) to average daily net assets	7.42%	7.24%		6.98%
Portfolio turnover rate	93%	61%		59%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  104  –

MASSMUTUAL PREMIER BALANCED FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04Ù		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$10.31		$9.45		$9.10		$8.84		$7.66		$8.93

Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.20	***	0.17	***	0.11	***	0.14	***	0.17 ***
Net realized and unrealized gain (loss) on investments	0.75		0.87		0.36		0.15		1.20		(1.24)

Total income (loss) from investment operations	0.99		1.07		0.53		0.26		1.34		(1.07)

Less distributions to shareholders:
From net investment income	(0.23)		(0.21)		(0.18)		-		(0.16)		(0.20)

Net asset value, end of period	$11.07		$10.31		$9.45		$9.10		$8.84		$7.66

Total Return(a)	9.76%	(b)	11.47%	(b)	5.84%	(b)	2.94%	**(b)	17.52%		(11.98)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,595		$9,378		$7,838		$7,555		$7,287		$5,490
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%		1.21%		1.17%		1.20%	*	1.16%		1.16%
After expense waiver	1.16%	#	1.16%	#	1.16%	#	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	2.23%		2.04%		1.84%		1.43%	*	1.70%		2.08%
Portfolio turnover rate	194%		150%		139%		104%	**	95%		94%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  105  –

MASSMUTUAL PREMIER VALUE FUND

	Class A
	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$18.72	$16.82		$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.14 ***	0.16	***	0.22	***
Net realized and unrealized gain (loss) on investments	2.94	2.07		0.82

Total income from investment operations	3.08	2.23		1.04

Less distributions to shareholders:
From net investment income	(0.80)	(0.24)		(0.09)
From net realized gains	(0.33)	(0.09)		-

Total distributions	(1.13)	(0.33)		(0.09)

Net asset value, end of year	$20.67	$18.72		$16.82

Total Return(a)	17.21% (b)	13.45%	(b)	6.52%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$27,778	$24,149		$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.10%		1.09%
After expense waiver	N/A	1.10%	#	N/A
Net investment income (loss) to average daily net assets	0.72%	0.93%		1.32%
Portfolio turnover rate	151%	157%		53%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  106  –

	Class A
	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$13.45	$12.20		$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.18	***	0.18	***
Net realized and unrealized gain (loss) on investments	0.79	2.17		1.16

Total income from investment operations	0.98	2.35		1.34

Less distributions to shareholders:
From net investment income	(0.19)	(0.19)		(0.04)
From net realized gains	(1.08)	(0.91)		(0.06)
Tax return of capital	(0.04)	-		-

Total distributions	(1.31)	(1.10)		(0.10)

Net asset value, end of year	$13.12	$13.45		$12.20

Total Return(a)	7.62% (b)	20.68%	(b)	12.30%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$18,838	$4,698		$1,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.14%		1.16%
After expense waiver	1.09% #	1.09%	#	1.09%	#
Net investment income (loss) to average daily net assets	1.42%	1.48%		1.47%
Portfolio turnover rate	139%	144%		150%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  107  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$12.46		$10.80		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.09	***	0.09	***
Net realized and unrealized gain (loss) on investments	1.38		1.67		0.81

Total income from investment operations	1.48		1.76		0.90

Less distributions to shareholders:
From net investment income	(0.11)		(0.10)		(0.05)

Net asset value, end of year	$13.83		$12.46		$10.80

Total Return(a)	11.89%	(b)	16.45%	(b)	9.02%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,136		$2,693		$344
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%		1.20%		1.20%
After expense waiver	1.09%	#	1.09%	#	1.09%	#
Net investment income (loss) to average daily net assets	0.79%		0.78%		0.86%
Portfolio turnover rate	148%		163%		154%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  108  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$11.58		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	1.48		1.49		0.10

Total income from investment operations	1.57		1.55		0.15

Less distributions to shareholders:
From net investment income	(0.09)		(0.12)		-
From net realized gains	(0.56)		-		-

Total distributions	(0.65)		(0.12)		-

Net asset value, end of period	$12.50		$11.58		$10.15

Total Return(a)	14.20%	(b)	15.35%	(b)	1.50%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$20,165		$13,292		$4,562
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%		1.27%		1.25%	*
After expense waiver	1.16%	#	1.23%	#	1.23%	*#
Net investment income (loss) to average daily net assets	0.73%		0.58%		0.54%	*
Portfolio turnover rate	105%		110%		78%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  109  –

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$10.98		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.02	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	2.46		0.94		0.06

Total income from investment operations	2.43		0.92		0.06

Less distributions to shareholders:
From net investment income	-		-		-
Tax return of capital	-		-		-

Total distributions	-		-		-

Net asset value, end of period	$13.41		$10.98		$10.06

Total Return(a)	22.13%	(b)	9.15%	(b)	0.60%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$363,471		$317,251		$294,065
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%		1.23%		1.23%	*
After expense waiver	1.09%	#	1.09%	#	1.09%	*#
Net investment income (loss) to average daily net assets	(0.21)%		(0.22)%		0.06%	*
Portfolio turnover rate	57%		58%		59%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  110  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

MASSMUTUAL PREMIER CORE GROWTH FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$9.16		$9.06		$8.39

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	(0.04	)***	0.04	***
Net realized and unrealized gain (loss) on investments	2.24		0.18		0.66

Total income from investment operations	2.19		0.14		0.70

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)

Net asset value, end of period	$11.35		$9.16		$9.06

Total Return(a)	23.91%	(b)	1.51%	(b)	8.39%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,150		$350		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%		1.25%		1.22%
After expense waiver	1.20%	#	1.20%	#	1.20%	#
Net investment income (loss) to average daily net assets	(0.46)%		(0.47)%		0.44%
Portfolio turnover rate	117%		164%		35%

***	Per share amount calculated on the average shares method.
Ù	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  111  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$9.14		$8.24		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.02	***	0.02	***
Net realized and unrealized gain (loss) on investments	1.62		0.91		0.61

Total income from investment operations	1.64		0.93		0.63

Less distributions to shareholders:
From net investment income	(0.01)		(0.03)		(0.04)

Net asset value, end of year	$10.77		$9.14		$8.24

Total Return(a)	17.91%	(b)	11.33%	(b)	8.20%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,532		$1,621		$226
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%		1.12%		1.15%
After expense waiver	N/A		1.07%	#	1.09%	#
Net investment income (loss) to average daily net assets	0.20%		0.24%		0.28%
Portfolio turnover rate	181%		163%		127%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  112  –

MASSMUTUAL PREMIER DISCOVERY VALUE FUND

	Class A
	Year ended 10/31/07		Period ended 10/31/06†
Net asset value, beginning of period	$11.57		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.08	***
Net realized and unrealized gain (loss) on investments	2.41		1.50

Total income from investment operations	2.38		1.58

Less distributions to shareholders:
From net investment income	(0.07)		(0.01)
From net realized gains	(0.93)		-

Total distributions	(1.00)		(0.01)

Net asset value, end of period	$12.95		$11.57

Total Return(a)	21.97%	(b)	15.76%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$18,211		$158
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%		1.90%	*
After expense waiver	1.40%	#	1.40%	*#
Net investment income (loss) to average daily net assets	(0.24)%		0.78%	*
Portfolio turnover rate	119%		180%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflect these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  113  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$16.27		$14.71		$13.95

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.08	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	0.66		2.16		0.84

Total income from investment operations	0.60		2.08		0.76

Less distributions to shareholders:
From net realized gains	(1.40)		(0.52)		-

Net asset value, end of year	$15.47		$16.27		$14.71

Total Return(a)	3.80%	(b)	14.57%	(b)	5.45%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,671		$3,899		$2,724
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%		1.32%		1.32%
After expense waiver	1.30%	#	1.30%	#	1.30%	#
Net investment income (loss) to average daily net assets	(0.36)%		(0.52)%		(0.51)%
Portfolio turnover rate	70%		33%		32%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  114  –

MASSMUTUAL PREMIER MAIN STREET SMALL CAP FUND

	Class A
	Year ended 10/31/07		Period ended 10/31/06Ù
Net asset value, beginning of period	$10.45		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.97		0.45

Total income from investment operations	1.03		0.45

Less distributions to shareholders:
From net realized gains	(0.01)		-

Net asset value, end of period	$11.47		$10.45

Total Return(a)	9.85%	(b)	4.50%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$3,420		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.40%		5.08%	*
After expense waiver	1.14%	#	1.14%	*#
Net investment income (loss) to average daily net assets	0.52%		(0.19)%	*
Portfolio turnover rate	127%		17%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  115  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03
Net asset value, beginning of year	$16.99		$16.84		$15.79		$15.16	$11.76

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	(0.04	)***	(0.05	)***	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	1.26		1.63		1.10		1.31	3.74

Total income from investment operations	1.31		1.59		1.05		1.23	3.70

Less distributions to shareholders:
Tax return of capital	-		-		-		-	(0.00)†
From net realized gains	(5.70)		(1.44)		(0.00	)†	(0.60)	(0.30)

Total distributions	(5.70)		(1.44)		(0.00)		(0.60)	(0.30)

Net asset value, end of year	$12.60		$16.99		$16.84		$15.79	$15.16

Total Return(a)	9.94%	(b)	9.81%	(b)	6.74%	(b)	8.13%	32.08%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$163,154		$236,029		$411,467		$452,238	$450,972
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%		1.17%		1.15%		1.13%	1.14%
After expense waiver	1.14%	#	1.14%	#	1.14%	#	N/A	N/A
Net investment income (loss) to average daily net assets	0.40%		(0.24)%		(0.28)%		(0.45)%	(0.37)%
Portfolio turnover rate	111%		134%		45%		43%	53%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  116  –

MASSMUTUAL PREMIER GLOBAL FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$12.43		$10.58		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.08	***	0.00	***†
Net realized and unrealized gain (loss) on investments	2.23		1.86		0.58

Total income from investment operations	2.27		1.94		0.58

Less distributions to shareholders:
From net investment income	(0.13)		(0.09)		-
From net realized gains	(0.33)		-		-

Total distributions	(0.46)		(0.09)		-

Net asset value, end of period	$14.24		$12.43		$10.58

Total Return(a)	18.73%	(b)	18.41%	(b)	5.80%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$49,635		$31,763		$6,539
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%		1.50%		1.50%	*
After expense waiver	1.43%	#	1.43%	#	1.43%	*#
Net investment income (loss) to average daily net assets	0.34%		0.69%		0.00%	*
Portfolio turnover rate	16%		25%		25%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  117  –

MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class A
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04Ù		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$14.55		$11.61		$9.64		$9.46		$6.32		$9.12

Income (loss) from investment operations:
Net investment income (loss)	0.18	***	0.07	***	0.03	***	0.02	***	0.01	***	0.05	***
Net realized and unrealized gain (loss) on investments	4.66		2.96		1.94		0.20		3.16		(2.80)

Total income (loss) from investment operations	4.84		3.03		1.97		0.22		3.17		(2.75)

Less distributions to shareholders:
From net investment income	(0.14)		(0.09)		-		(0.04)		(0.03)		(0.05)
Tax return of capital	-		-		-		-		-		(0.00	)†

Total distributions	(0.14)		(0.09)		-		(0.04)		(0.03)		(0.05)

Net asset value, end of period	$19.25		$14.55		$11.61		$9.64		$9.46		$6.32

Total Return(a)	33.50%	(c)	26.27%	(c)	20.44%	(c)	2.33%	**(c)	49.88%		(30.11)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$103,369		$85,486		$55,809		$46,831		$50,817		$30,849
Ratio of expenses to average daily net assets:
Before expense waiver	1.53%		1.55%		1.54%		1.53%	*	1.52%		1.53%
After expense waiver	1.52%	#	1.52%	#	1.52%	#	1.52%	*(b)	1.50%	(b)	1.52%	(b)#
Net investment income (loss) to average daily net assets	1.05%		0.55%		0.28%		0.31%	*	0.15%		0.67%
Portfolio turnover rate	25%		27%		26%		32%	**	70%		40%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.
(c)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  118  –

MASSMUTUAL PREMIER FOCUSED INTERNATIONAL FUND

	Class A
	Year ended 10/31/07		Period ended 10/31/06†
Net asset value, beginning of period	$12.41		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.07	***
Net realized and unrealized gain (loss) on investments	4.80		2.34

Total income from investment operations	4.88		2.41

Less distributions to shareholders:
From net investment income	(0.00	)††	-
From net realized gains	(0.09)		-

Total distributions	(0.09)		-

Net asset value, end of period	$17.20		$12.41

Total Return(a)	39.55%	(b)	24.10%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$36,718		$3,773
Ratio of expenses to average daily net assets:
Before expense waiver	1.75%		1.70%	*
After expense waiver	1.58%	#	1.58%	*#
Net investment income (loss) to average daily net assets	0.57%		0.68%	*
Portfolio turnover rate	95%		81%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
††	Amount is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  119  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Funds’ fundamental investment restrictions can be found in the Funds’ Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The Funds may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to generate additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed

–  120  –

delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies.

–  121  –

They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

–  122  –

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Strategic Income Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated. The Strategic Income Fund expects that from time to time investments in loan investment pools may exceed 15% of the Fund’s net assets.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

The International Bond Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”). A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by

–  123  –

the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless MassMutual or a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s

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perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/retire. From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class L shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Short Term Bond
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC

Intermediate Term Bond
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC

Multi-Sector Bond
MassMutual Premier Strategic Income Fund	OFI Institutional Asset Management, Inc.

High Yield Bond
MassMutual Premier High Yield Fund	Babson Capital Management LLC

International Global Bond
MassMutual Premier International Bond	Baring International Investment Limited

Asset Allocation/Lifestyle
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Core Value Equity Fund	AllianceBernstein L.P./Babson Capital Management LLC/OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OFI Institutional Asset Management, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid Cap Value
MassMutual Premier Discovery Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Value
MassMutual Premier Small Capitalization Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Core
MassMutual Premier Main Street Small Cap Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Small Company Opportunities Fund	OFI Institutional Asset Management, Inc.

International/Global Large Growth
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 3, 2008

–  1  –

–  2  –

Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 76.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance (before and after taxes) is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron Corp.). On October 18, 2005, the MassMutual Short-Term Bond Fund (now known as the MassMutual Premier Short-Duration Bond Fund) and the MassMutual Diversified Bond Fund (now known as the MassMutual Premier Diversified Bond Fund) were named as additional defendants in In re Enron Corp. Enron alleges that the dozens of parties named as defendants, including these Funds and certain affiliates of these Funds and Massachusetts Mutual Life Insurance Company (“MassMutual”), were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

–  3  –

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund, the Core Bond Fund, the Short-Duration Bond Fund and the Diversified Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million, $3.2 million, $1.3 million and $890 thousand, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

–  4  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 1.58% for the quarter ended December 31, 2000 and the lowest was 0.08% for the quarters ended December 31, 2003 and March 31, 2004.

–  6  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	4.74%	2.62%	3.43%

Salomon Smith Barney 3-Month Treasury Bill Index(3)	4.74%	2.95%	3.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3) 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2007 was 3.95%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.36%
Total Annual Fund Operating Expenses	.71%

Less Expense Reimbursement(1)	(.18%	)
Net Fund Expenses(2)(3)	.53%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$54	$209	$377	$866

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  7  –

MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities. These typically include:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is typically expected to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 3.61% for the quarter ended September 30, 2002 and the lowest was -1.82% for the quarter ended June 30, 2004.

–  8  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	5.78%	3.68%	4.71%

Lehman Brothers 1-3 Year Government Bond Index(3)	7.10%	3.18%	4.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3) The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class L	5.78%	3.68%	4.59%
Return After Taxes on Distributions – Class L	3.80%	2.13%	2.69%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	3.75%	2.24%	2.76%

Lehman Brothers 1-3 Year Government Bond Index(3)	7.10%	3.18%	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses	.75%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.68%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$69	$233	$410	$924

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  9  –

MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, instrumentalities or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is typically adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, selected by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency or instrumentality bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities (as determined at the time of purchase).

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a dollar-weighted average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return was 4.80% for the quarter ended March 31, 2004 and the lowest was -3.05% for the quarter ended June 30, 2004.

–  10  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class L	10.59%	5.08%
Return After Taxes on Distributions – Class L	8.59%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	6.87%	3.46%

Lehman U.S. Treasury Inflation Note Index(2)	11.64%	5.80%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses(1)	.79%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$81	$252	$439	$978

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  11  –

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.84% for the quarter ended September 30, 2002 and the lowest was -3.00% for the quarter ended June 30, 2004.

Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2007)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (10/1/01)
Babson Composite
Class L(1)	10.36%	5.32%	6.49%

Lehman U.S. Treasury Inflation Note Index(2)	11.64%	6.27%	7.41%

(1) Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended (the “1940 Act” and the “Code”), and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  12  –

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MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;
•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 4.26% for the quarter ended September 30, 2001 and the lowest was -2.31% for the quarter ended June 30, 2004.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	6.56%	4.31%	5.39%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Year	Since Inception (5/3/99)
Return Before Taxes – Class L	6.56%	4.31%	5.38%
Return After Taxes on Distributions – Class L	4.53%	2.47%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	4.25%	2.63%	3.34%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	.79%

Less Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)	.71%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$73	$244	$431	$970

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations and bank loans;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	swaps, including but not limited to credit default, total rate of return, interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The dollar-weighted average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(1)

During the periods shown above, the highest quarterly return was 3.91% for the quarter ended June 30, 2003 and the lowest was -1.94% for the quarter ended June 30, 2004.

–  16  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class L	6.33%	5.13%	5.43%
Return After Taxes on Distributions – Class L	4.18%	3.61%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	4.10%	3.51%	3.53%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.42%	5.92%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.42%
Total Annual Fund Operating Expenses	.92%

Less Expense Reimbursement(1)	(.15%	)
Net Fund Expenses(2)	.77%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$79	$278	$495	$1,118

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans and investments in loan pools,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI Institutional analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI Institutional’s overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors. When buying or selling securities, OFI Institutional looks for the following (some of which may vary in particular cases and may change over time):

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to be uncorrelated, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI Institutional may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Sector Allocation Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 76.

–  18  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 3.79% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.61% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class L	9.30%	6.18%
Return After Taxes on Distributions – Class L	7.09%	4.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	6.15%	4.35%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.62%
Citigroup World Government Bond Index(3)	10.95%	3.16%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OppenheimerFunds, Inc. as the Fund’s Sub-Adviser on March 1, 2007.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.43%
Total Annual Fund Operating Expenses	.98%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(1)(2)	.89%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$91	$303	$533	$1,193

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .89%. The agreement cannot be terminated unilaterally by MassMutual.

–  19  –

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.60% for the quarter ended June 30, 2003 and the lowest was -3.39% for the quarter ended September 30, 1998.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class L*	9.34%	10.09%	6.87%

Lehman Brothers Aggregate Bond Index^	6.97%	4.42%	5.97%
Citigroup World Government Bond Index^^	10.95%	6.81%	6.3%

* Performance shown is from a mutual fund managed by the portfolio manager of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Strategic Income Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Steinmetz has managed the OFI Fund for the entire period shown. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

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MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank loans and other fixed income securities, of both U.S. and foreign issuers. The Fund also uses derivative investments for hedging purposes to seek its investment objective.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 11.07% for the quarter ended June 30, 2003 and the lowest was -3.08% for the quarter ended June 30, 2001.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (9/05/00)
Class L(2)	0.77%	10.52%	7.75%

Lehman Brothers U.S. Corporate High Yield Index(3)	1.87%	10.90%	6.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (11/1/04) is based on the performance of Class Y shares, adjusted for to reflect Class L expenses.

(3) The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class L		0.77%	5.37%
Return After Taxes on Distributions – Class L	-	1.95%	2.84%
Return After Taxes on Distributions and Sale of
Fund Shares – Class L		0.55%	3.14%

Lehman Brothers U.S. Corporate High Yield Index(3)		1.87%	5.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.38%
Total Annual Fund Operating Expenses(1)	.88%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$90	$281	$488	$1,084

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier International Bond Fund

Investment Objective

The Fund seeks to achieve a high total rate of return.

Principal Investment Strategies and Risks

The Fund invests, under normal circumstances, at least 80% of its net assets in foreign fixed income securities. The Fund primarily invests in fixed income securities invested in markets represented by the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index (the “Index”). The Fund may hold fixed income securities which pay either fixed or floating interest rates.

The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better) or, if no such rating exists, in securities of comparable quality as determined by the Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”).

The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities and convertible securities. The Fund intends to invest in options and warrants only on a short-term basis and only in those circumstances where they are issued in conjunction with the issuance of a fixed income security.

The average duration of the Fund’s portfolio is generally expected to be within +/ – 3 years of the duration of the Index and the minimum average credit quality of the Fund’s portfolio is expected to be no less than AA-.

The Fund may invest up to 20% of its total assets in any single Government or Agency Backed Security from an Index market and may invest up to 10% of its total assets in any other single security (other than cash and cash equivalents). The Fund may also invest up to 10% of its total assets in the securities of any single issuer excluding securities of any government, government agency or supranational entity from an Index market.

The Fund will invest such that the percentage weight within the Fund of the listed blocs will not vary by more than the following percentage limitations:

•

European states participating in the Euro Currency – 0% to Index Weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; Japan – 0% to Index Weighting + 30%

The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, an increase or decrease in value of a single issuer could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 78.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance

This Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  24  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.58%
Total Annual Fund Operating Expenses	1.18%

Less Expense Reimbursement	(.23%	)
Net Fund Expenses(2)(3)	.95%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$97	$352

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier International Bond Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 13.58% for the quarter ended June 30, 2002 and the lowest was -6.72% for the quarter ended March 31, 1999.

–  25  –

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Baring Composite
Class L*	10.12%	6.44%	4.85%

Citigroup non-USD World Gov’t Bond Index^	11.45%	7.54%	6.30%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Citigroup non-USD World Gov’t Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  26  –

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MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in a diverse portfolio of money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 30% and no more than 50% of the Fund’s net assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s net assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s net assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 10.03% for the quarter ended June 30, 2003 and the lowest was -9.70% for the quarter ended September 30, 2002.

–  28  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	5.23%	9.19%	3.57%

S&P 500® Index(3)	5.49%	12.82%	5.91%
Lipper Balanced Fund Index(4)	6.53%	10.33%	6.16%
Lehman Brothers Aggregate Bond Index(5)	6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4) The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class L	5.23%	9.19%	2.32%
Return After Taxes on Distributions – Class L	4.28%	8.51%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	3.95%	7.68%	1.22%

S&P 500® Index(3)	5.49%	12.82%	2.76%
Lipper Balanced Fund Index(4)	6.53%	10.33%	4.81%
Lehman Brothers Aggregate Bond Index(5)	6.97%	4.42%	5.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.47%
Total Annual Fund Operating Expenses(2)	.95%

Less Expense Reimbursement(3)	(.02%	)
Net Fund Expenses(4)	.93%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$95	$301	$524	$1,165

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies with different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached OFI Institutional’s target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return was 15.39% for the quarter ended June 30, 2003 and the lowest was -17.77% for the quarter ended September 30, 1998.

–  30  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Ten Years
Return Before Taxes Class L		6.19%	12.47%	6.27%
Return After Taxes on Distributions – Class L		3.62%	11.41%	5.08%
Return After Taxes on Distributions and Sale of Fund Shares – Class L		6.04%	10.60%	4.90%

Russell 1000® Value Index(2)	-	0.17%	14.63%	7.68%
S&P 500 Index(3)		5.49%	12.82%	5.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

(2) The Russell 1000 Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses(1)	.81%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$83	$259	$450	$1,002

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  31  –

MassMutual Premier Core Value Equity Fund

Investment Objectives

This Fund seeks to achieve long-term growth of capital and income.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.

In selecting securities for purchase or sale by the Fund, OFI Institutional Asset Management, Inc. (“OFI Institutional”) selects securities through a fundamental assessment of their individual merits. This is called a “bottom up approach.” OFI Institutional invests in both U.S. securities and up to 25% of the total assets, of its portion of the Fund’s portfolio in foreign securities. OFI Institutional uses fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

AllianceBernstein L.P. (“AllianceBernstein”), through the investment professionals of its Bernstein Value Equities unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. AllianceBernstein will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. AllianceBernstein seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers. To control tracking error, AllianceBernstein typically holds securities that make up a large part of the Russell 1000® Value Index. If such securities are ranked toward the bottom of the universe, AllianceBernstein will generally underweight them relative to the benchmark.

Babson Capital Management LLC (“Babson Capital”) uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index, the Russell 1000 Value Index, that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing its portion of the Fund’s portfolio. Babson Capital may engage in active and frequent trading of portfolio securities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

–  32  –

These Risks are described beginning on page 76.

Annual Performance

The Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)(2)	.58%
Total Annual Fund Operating Expenses	1.08%

Less Expense Reimbursement	(.26%	)
Net Fund Expenses(3)(4)	.82%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$84	$318

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	Other Expenses include Acquired Fund fees and expenses which represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 0.82%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

Performance for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser, or certain of their affiliates, for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Core Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund.

	Highest Quarter	Lowest Quarter
AllianceBernstein Composite	16.43%, 2Q 2003	-18.88%, 3Q 2002
Babson Capital Composite	16.51%, 2Q 2003	-18.18%, 3Q 2002
OFI Institutional Mutual Fund	16.94%, 2Q 2003	-16.59%, 3Q 2001

Average Annual Total Returns for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for accounts managed by each Sub-Adviser, or certain of their affiliates, with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/1/1999)
AllianceBernstein Composite
Class L*	-3.73%	13.05%	7.65%

Russell 1000 Value Index^	-0.17%	14.63%	6.86%

	One Year	Five Years	Since Inception (6/1/2000)
Babson Capital Composite
Class L*	-1.60%	14.72%	7.52%

Russell 1000 Value Index^	-0.17%	14.63%	7.11%

	One Year	Five Years	Since (11/1/2000)
OFI Mutual Fund
Class L*	6.48%	15.17%	9.09%

Russell 1000 Value Index^	-0.17%	14.63%	6.74%

* For AllianceBernstein, performance shown is the composite of all portfolios with about 150 stocks managed by AllianceBernstein with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. For Babson Capital, performance shown is the composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class L fees and expenses. For AllianceBernstein and Babson Capital, some of the portfolios are mutual funds registered under the 1940 Act and some are private accounts. For OFI Institutional, performance shown is from a mutual fund managed by the portfolio manager of the Fund for Oppenheimer Funds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class L fees and expenses. OFI Institutional is a wholly owned subsidiary of OFI. The performance is of the Oppenheimer Value Fund, which is registered under the 1940 Act. Mr. Leavy has managed the Oppenheimer Value Fund since November 1, 2000. The investment returns assume the reinvestment of dividends and capital gains distributions. For AllianceBernstein, the bar chart is based on Class L expenses. For Babson Capital and OFI Institutional, the bar chart is based on Class L expenses. The composite and mutual fund performance is provided solely to illustrate each Sub-Adviser’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite portfolios were not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite and mutual fund performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the mutual funds and accounts advised by each Sub-Adviser is not indicative of future rates of return and is no indication of future performance of the Fund.

–  34  –

^ The Russell 1000 Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  35  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Value Index was $493.55 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 16.49% for the quarter ended June 30, 2003 and the lowest was -18.23% for the quarter ended September 30, 2002.

–  36  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class L(2)	-	1.61%	13.97%	7.35%

Russell 1000 Value Index(3)	-	0.17%	14.63%	7.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class L expenses.

(3) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/01/04)
Return Before Taxes – Class L	-	1.61%	11.02%
Return After Taxes on Distributions – Class L	-	2.66%	9.55%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	-	0.21%	9.01%

Russell 1000 Value Index(3)	-	0.17%	11.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Acquired Fund Fees and Expenses(1)	.02%
Total Annual Fund Operating Expenses(2)(3)	.87%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$89	$278	$482	$1,073

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  37  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the S&P 500 Index was $915.98 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500 Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 23.82% for the quarter ended December 31, 1998 and the lowest was -17.59% for the quarter ended December 31, 2000.

–  38  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	4.39%	12.48%	4.53%

S&P 500 Index(3)	5.49%	12.82%	5.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class L expenses.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception ( 11/1/04)
Return Before Taxes – Class L	4.39%	10.57%
Return After Taxes on Distributions – Class L	4.21%	10.39%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	3.08%	9.11%

S&P 500 Index(3)	5.49%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.39%
Total Annual Fund Operating Expenses(2)	.89%

Less Expense Reimbursement	(.04%	)
Net Fund Expenses(3)(4)	.85%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$87	$280	$489	$1,092

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .84%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  39  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” models. The “top down” models are primarily used to help OFI Institutional determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships. The “bottom up” models help OFI Institutional identify the most attractive stocks within each market capitalization category. These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other. OFI Institutional typically follows and analyzes more than 3,000 stocks on a daily basis.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 6.54% for the quarter ended December 31, 2006 and the lowest quarterly return was -5.27% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class L	4.10%	8.06%
Return After Taxes on Distributions – Class L	0.86%	6.44%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	4.79%	6.44%

S&P 500 Index(2)	5.49%	8.56%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  40  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.37%
Total Annual Fund Operating Expenses(2)	1.02%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(3)(4)	.91%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$93	$314	$553	$1,238

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .91%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 14.07% for the quarter ended June 30, 2003 and the lowest was -16.54% for the quarter ended September 30, 2002.

–  41  –

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since 5/1998
OFI Mutual Fund
Class L*	4.24%	12.08%	4.43%

S&P 500 Index^	5.49%	12.82%	4.59%

*Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Main Street Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Monoyios has managed the OFI Fund since April 20, 1998 and Mr. Reinganum has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

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MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	companies in businesses with above-average growth potential,

•	companies with growth rates that OFI believes are sustainable over time, and

•	stocks with reasonable valuations relative to their growth potential.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 76.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 7.03% for the quarter ended September 30, 2007 and the lowest quarterly return was -4.67% for the quarter ended June 30, 2006.

–  44  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2006)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class L	13.56%	8.53%
Return After Taxes on Distributions – Class L	13.20%	8.39%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	9.31%	7.33%

Russell 1000® Growth Index(2)	11.81%	8.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.33%
Total Annual Fund Operating Expenses	.98%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.97%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$99	$311	$541	$1,200

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .97%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  45  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 28.98% for the quarter ended December 31, 1999 and the lowest was -19.88% for the quarter ended September 30, 2001.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund Class L*	14.00%	12.26%	7.23%

Russell 1000 Growth Index^	11.81%	12.11%	3.83%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Capital Appreciation Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Baylin has managed or co-managed the OFI Fund since October 6, 2005. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI Institutional, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although the Fund does not expect to have more than 35% of its net assets invested in foreign securities.

OFI Institutional looks for stocks of companies with growth potential, and seeks broad allocation among industries and sectors. Currently, OFI Institutional seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI Institutional may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 17.77% for the quarter ended December 31, 1999 and the lowest was -19.71% for the quarter ended September 30, 2001.

–  48  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (1/20/98)
Class L(2)	14.65%	9.88%	2.79%

Russell 1000 Growth Index(3)	11.81%	12.11%	3.87%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class L	14.65%	8.57%
Return After Taxes on Distributions – Class L	14.65%	8.53%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	9.52%	7.37%

Russell 1000 Growth Index(3)	11.81%	10.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.47%
Total Annual Fund Operating Expenses	1.02%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.95%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$97	$318	$556	$1,241

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .95%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  49  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Growth Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Growth Index was $441.28 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 14.18% for the quarter ended June 30, 2003 and the lowest was -20.63% for the quarter ended March 31, 2001.

–  50  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class L(2)	11.51%	12.11%	0.82%

Russell 1000 Growth Index(3)	11.81%	12.11%	-0.33%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class L shares of the Fund for periods prior to its inception date 11/01/04 is based on the performance of Class Y shares, adjusted to reflect Class L expenses, respectively.

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class L	11.51%	10.70%
Return After Taxes on Distributions – Class L	10.51%	10.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	7.82%	9.09%

Russell 1000 Growth Index(3)	11.81%	10.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.27%
Acquired Fund Fees and Expenses(1)	.03%
Total Annual Fund Operating Expenses(2)(3)	.80%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$82	$255	$444	$990

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  51  –

MassMutual Premier Discovery Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio manager believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the period shown above, the highest quarterly return for the Fund was 10.91% for the quarter ended December 31, 2006 and the lowest quarterly return was -3.93% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/01/05)
Return Before Taxes – Class L		9.33%	15.06%
Return After Taxes on Distributions – Class L		7.79%	12.76%
Return After Taxes on Distributions and Sale of Fund Shares – Class L		6.30%	11.66%

Russell Midcap® Value Index(2)	-	1.42%	9.00%
Russell 2500™ Value Index(3)	-	7.27%	5.28%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment objective, name and investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund.

(2) The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses

–  52  –

or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.62%
Total Annual Fund Operating Expenses(2)	1.42%

Less Expense Reimbursement	(.27%	)
Net Fund Expenses(3)(4)	1.15%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$117	$423	$751	$1,679

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.15%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.20% for the quarter ended March 31, 2003 and the lowest was -14.99% for the quarter ended June 30, 2002.

–  53  –

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since 11/01/2001
OFI Mutual Fund Class L*		9.25%	22.33%	17.79%

Russell Midcap Value Index^	-	1.42%	17.92%	14.43%
Russell 2500 Value Index^^	-	7.27%	16.17%	13.39%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Small- & Mid- Cap Value Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Damian has managed or co-managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^ The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  54  –

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MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Value Index. The range of capitalization of companies included in the Russell 2000 Value Index will fluctuate as market prices increase or decrease. As of January 31, 2008, the range of capitalization of companies included in the Russell 2000 Value Index was $36.27 million to $5.97 billion. The Fund’s Sub-Adviser, OFI Institutional, will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Index.

In selecting securities for investment, OFI Institutional considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in OFI Institutional’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. The Fund’s emphasis on fundamental company analysis is enhanced by both computer screening and industry sources, both of which are utilized to narrow the Fund’s initial investment universe. In terms of computer screening, OFI Institutional narrows the universe by screening on various valuation, earnings, and profitability measures. OFI Institutional then makes decisions using fundamental analysis on stocks that come through its initial screens. More specifically, the Fund invests in companies that OFI Institutional believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller and Mid-Cap Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 18.24% for the quarter ended December 31, 2003 and the lowest was -17.95% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class L(2)	-	5.02%	13.50%	9.06%

Russell 2000® Index(3)	-	1.56%	16.25%	8.77%
Russell 2000 Value Index(4)	-	9.78%	15.80%	12.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

–  56  –

(3) The Russell 2000 Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

Going forward, the Fund’s performance will be compared to the Russell 2000 Value Index rather than the Russell 2000 Index because the Russell 2000 Value Index more closely represents the Fund’s investment strategy.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class L	-	5.02%	5.61%
Return After Taxes on Distributions – Class L	-	9.46%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares – Class L		1.16%	4.58%

Russell 2000® Index(3)	-	1.56%	10.28%
Russell 2000 Value Index(4)	-	9.78%	8.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.37%
Total Annual Fund Operating Expenses(1)	1.07%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$109	$340	$590	$1,306

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  57  –

MassMutual Premier Main Street Small Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-cap companies. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help determine portfolio weightings within the small cap universe. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation as determined by multiple variables such as earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These Risks are described beginning on page 76.

–  58  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class L Shares

During the period shown above, the highest quarterly return for the Fund was 5.45% for the quarter ended June 30, 2007 and the lowest quarterly return was -5.21% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (09/27/06)
Return Before Taxes – Class L	-1.25%	4.92%
Return After Taxes on Distributions – Class L	-1.95%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	-0.68%	3.88%

Russell 2000 Index(2)	-1.56%	5.25%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.58%
Total Annual Fund Operating Expenses(2)	1.16%

Less Expense Reimbursement	(.26%	)
Net Fund Expenses(3)(4)	.90%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$92	$343	$613	$1,386

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .89%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

–  59  –

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Small Cap Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.75% for the quarter ended June 30, 2003 and the lowest was -16.80% for the quarter ended September 30, 2002.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since 8/1999
OFI Mutual Fund Class L*	-	1.32%	17.21%	14.05%

Russell 2000 Index^	-	1.56%	16.25%	8.02%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Main Street Small Cap Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Zavanelli has managed the OFI Fund since August 2, 1999 and Mr. Monoyios has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Small Cap Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Small Cap Fund.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser to be realistically valued.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of small-cap companies. Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation a determined by multiple variables including: earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

–  62  –

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (7/20/98)
Class L(2)	-1.47%	9.94%	9.98%

Russell 2000 Index(3)	-1.56%	16.25%	6.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class A shares.

(3) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class L	-1.47%	5.83%
Return After Taxes on Distributions – Class L	-7.15%	1.81%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	-0.03%	4.04%

Russell 2000 Index(3)	-1.56%	10.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.41%
Total Annual Fund Operating Expenses(2)	.99%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(3)(4)	.90%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although

–  63  –

your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$92	$306	$538	$1,205

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .89%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  64  –

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MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Special Situations Risk and Cyclical Opportunities Risk.

These Risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return for the Fund was 9.48% for the quarter ended September 30, 2005 and the lowest quarterly return was -4.12% for the quarter ended December 31, 2007.

–  66  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class L	6.53%	12.19%
Return After Taxes on Distributions – Class L	5.50%	11.55%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	5.84%	10.51%

MSCI World Index(2)	9.04%	12.73%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.45%
Total Annual Fund Operating Expenses	1.25%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(1)(2)	1.14%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$116	$386	$676	$1,502

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.14%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

–  67  –

During the periods shown above, the highest quarterly return was 36.48% for the quarter ended December 31, 1999 and the lowest was -18.23% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class L*	5.97%	19.38%	11.93%

MSCI World Index^	9.04%	16.96%	7.00%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Global Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Bhaman has managed the OFI Fund since August 2, 2004. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  68  –

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets.

The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. The Fund’s Sub-Adviser, OFI Institutional, emphasizes investments in common stocks of issuers that the portfolio manager considers to be “growth” companies. The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund currently invests a substantial portion of its assets in stocks of small- to mid-sized companies.

In selecting securities, OFI Institutional focuses on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging.

The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Convertible Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 39.37% for the quarter ended December 31, 1999 and the lowest was -29.47% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	12.88%	23.85%	8.72%

MSCI EAFE(3)	11.17%	21.59%	8.66%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

–  70  –

(3) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class L	12.88%	23.85%	8.85%
Return After Taxes on Distributions – Class L	12.55%	23.75%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	8.81%	21.34%	7.23%

MSCI EAFE(3)	11.17%	21.59%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.43%
Total Annual Fund Operating Expenses(1)	1.28%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$130	$406	$702	$1,545

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  71  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest a minimum of 90% of its net assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•

Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the period shown above, the highest quarterly return for the Fund was 13.14% for the quarter ended

–  72  –

December 31, 2006 and the lowest quarterly return was -1.05% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class L	18.62%	25.18%
Return After Taxes on Distributions – Class L	17.89%	24.70%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	12.83%	21.66%

MSCI EAFE(2)	11.17%	20.31%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.60%
Acquired Fund Fees and Expenses(1)	.04%
Total Annual Fund Operating Expenses(2)	1.54%

Less Expense Reimbursement	(.17%	)
Net Fund Expenses(3)(4)	1.37%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$139	$470	$823	$1,820

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that the Net Fund Expenses would otherwise exceed 1.33%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

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Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.50% for the quarter ended June 30, 2003 and the lowest was -19.05% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class L*	20.63%	26.26%	7.94%

MSCI EAFE^	11.17%	21.59%	6.20%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Fund will likely fall. If interest rates fall, most securities held by a Fund paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

In the case of stocks and other equity securities (including convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by a Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. These debt securities and unrated securities of similar quality, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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fluctuations and greater risks of loss of income and principal than investment grade securities. A Fund that invests in foreign debt securities is, accordingly, also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities.

For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on securities to be less than expected when purchased. The interest rate risk described above may be compounded for a Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. A Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  A Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company

–  77  –

to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The International Bond Fund is an actively managed non-diversified fund. The Fund’s Sub-Adviser uses a strategy of limiting the number of issuers which the Fund will hold.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign

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investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller and Mid-Cap Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•

Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially

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technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies have the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. A Fund’s use of derivatives may also create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Sector Allocation Risk. In allocating the Strategic Income Fund’s investments among the three principal sectors in which the Strategic Income Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, OFI Institutional’s expectations about the relative performance of those sectors may be inaccurate, and the Strategic Income Fund’s returns might be less than other funds using similar strategies.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which a Fund invests, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

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•.	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

•	Special Situations Risk. Periodically, the Global Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Global Fund’s investment might not produce the expected gains or could incur a loss for the portfolio.

•	Cyclical Opportunities Risk. The Global Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if OFI believes they have growth potential. The Global Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Global Fund’s share prices.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have non-Principal risks not identified in this chart.

Risk	Money Market Fund	Short- Duration Bond Fund	Inflation- Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	International Bond Fund	Balanced Fund	Value Fund	Core Value Equity Fund	Enhanced Index Value Fund	Enhanced Index Core Equity Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk								X

Foreign Investment Risk		X	X	X	X	X	X	X	X	X	X

Emerging Markets Risk		X		X	X	X	X	X	X	X	X

Currency Risk		X	X	X	X	X	X	X	X	X	X

Smaller and Mid-Cap Company Risk										X	X

Growth Company Risk

Value Company Risk										X	X	X

Leveraging Risk		X	X	X	X	X	X	X	X	X	X	X	X

Sector Allocation Risk						X

Convertible Securities Risk		X		X	X		X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X	X

Preferred Stock Risk							X			X	X

Portfolio Turnover Risk							X			X	X	X	X

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Risk	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Discovery Value Fund	Small Capitalization Value Fund	Main Street Small Cap Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk		X		X	X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk

Foreign Investment Risk		X	X		X		X	X	X	X	X

Emerging Markets Risk									X	X

Currency Risk		X	X		X		X	X	X	X	X

Smaller and Mid-Cap Company Risk		X			X	X	X	X	X	X	X

Growth Company Risk		X	X	X			X	X	X	X	X

Value Company Risk					X	X	X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk										X

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk			X	X	X		X	X			X

Special Situations Risk									X

Cyclical Opportunities Risk									X

–  83  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2007, MassMutual, together with its subsidiaries, had assets under management in excess of $505 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .60% for the International Bond Fund, ..48% for the Balanced Fund, .50% for the Value Fund, .50% for the Core Value Equity Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Discovery Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Main Street Small Cap Fund, .58% for the Small Company Opportunities Fund, ..80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2007 or the Funds’ annual report to shareholders dated October 31, 2007.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class L shares of the Funds is .2144% to .3968%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2007, AllianceBernstein managed approximately $800 billion in assets.

Marilyn G. Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak joined Bernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the U.S. Large Cap Value Equity Investment Policy Group. From 1993-2000, Ms. Fedak was Chief Investment Officer for U.S. Value Equities. In 2003, she named John Mahedy, a Senior Vice President, her Co-CIO. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak is also a Director of SCB Inc. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000. Early in her career at Bernstein, she played a key role in developing its U.S. Diversified Value service. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983.

John P. Mahedy

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Mahedy was named Co-CIO for U.S. Value Equities in 2003. He continues to serve as director of research for U.S. Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior

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research analyst in Bernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services briefly at Morgan Stanley for three years in the early 1990s.

Christopher W. Marx

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Marx is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He joined the firm in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent six years as a consultant for Deloitte & Touche and the Boston Consulting Group.

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He is also chairman of Bernstein’s Proxy Voting Committee. Before joining Bernstein in 1994, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis from 1992 to 1993. Previously, he was at State Street Research and Management Co. in Boston from 1972 to 1992, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund,

Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and a portion of the portfolio of the Core Value Equity Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2007 of more than $95 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 19 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank and Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over nine years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 30 years of investment experience and has been associated with MassMutual since 1985.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the

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Balanced Fund and a portion of the Core Value Equity Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 20 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 32 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 33 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 22 years of investment experience with Babson Capital.

Charles Sanford

is a member of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2004, Mr. Sanford was Vice President of Sales and Marketing of Millivision, Inc., a technology company specializing in imaging systems, from 2002-2003. Prior to that, Mr. Sanford was President and Founder of University Angels, Inc., in which capacity he raised capital and managed a private equity portfolio.

Douglas M. Trevallion

is a member of the investment team primarily responsible for the day-to-day management of the Short Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2000, Mr. Trevallion was employed at Massachusetts Mutual Life Insurance Company. Mr. Trevallion is a Chartered Financial Analyst and has over 18 years of industry experience.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the International Bond Fund and Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2007 the BAM Group managed approximately US$54.96 billion on behalf of clients located around the world. Portfolio construction for the

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Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working first with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

Kevin Lorkins

is a portfolio manager for the International Bond Fund. Mr. Lorkins is Head of Baring’s Regional Aggregate Portfolio Construction Group and is responsible for managing and setting strategy for Baring’s Sterling Fixed Income products and for research into the Sterling market. Mr. Lorkins joined Baring Asset Management in June 2006. Previously at Morley Fund Management, Mr. Lorkins was Head of UK Sovereign products. He was also a member of the asset allocation committee. Prior to Morley, Mr. Lorkins worked at Provident Mutual and then at General Accident for 20 years where he carried out a number of roles including Senior Investment Manager, Bonds and Treasury and Head of Fixed Income.

Toby Nangle

is the lead portfolio manager for the International Bond Fund. Mr. Nangle is Head of Baring’s Global Portfolio Construction Group and is a member of the Strategic Policy Group, Baring’s global macro research and asset allocation team. He is responsible for managing, among others, the Global Aggregate product. Mr. Nangle joined Baring Asset Management in 1997 and has developed a range of proprietary credit modeling tools and contributed to the development of the credit investment process during his tenure. Previous roles on the team have involved research of high yield and emerging market debt, US Investment grade credit and the US Treasury market.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Capital Appreciation Fund and Global Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2007, OFI managed assets of approximately $260 billion.

Marc L. Baylin

is the portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Senior Vice President of OFI since August 2004 and was previously Vice President of OFI from January 1997 to July 2004.

OFI Institutional Asset Management, Inc. (“OFI Institutional”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Core Growth Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street Small Cap Fund, Small Company Opportunities Fund, International Equity Fund and a portion of the portfolio of the Core Value Equity Fund. OFI Institutional is a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual. As of December 31, 2007, OFI Institutional had approximately $12.7 billion in assets under management.

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Marc L. Baylin

is the portfolio manager of the Core Growth Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in July 2007. Mr. Baylin is also a Vice President of OFI, which he joined in September 2005. Previously, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

John Damian

is the portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in February 2007. Mr. Evans is a Senior Vice President and portfolio manager of OFI, which he joined in 1990. Prior to joining OFI, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Prasad. Ms. Mendel Han, a Vice President of OFI Institutional, has over 20 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Mendel Han was a Managing Director and portfolio manager at Babson Capital since 1994. Previously, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Christopher Leavy

is the portfolio manager of the Value Fund and a portion of the portfolio of the Core Value Equity Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Small Company Opportunities Fund, the Main Street Fund and the Main Street Small Cap Fund. Mr. Monoyios, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Monoyios is a Senior Vice President of OFI, which he joined in 1998. Previously, he was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han. Ms. Prasad, a Vice President of OFI Institutional, is a Chartered Financial Analyst with over 13 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Prasad was a Managing Director and portfolio manager at Babson Capital since 1994.

Marc R. Reinganum

is a co-portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI Institutional, which he joined in February 2007. Dr. Reinganum is a Vice President of OFI, which he joined in September 2002. Previously, he was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

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Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Steinmetz is a Senior Vice President of OFI, which he joined in 1986. Previously, he was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

Mark Zavanelli

is a co-portfolio manager of the Small Company Opportunities Fund and the Main Street Small Cap Fund. Mr. Zavanelli, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in June 2006. Mr. Zavanelli is a Vice President of OFI which he joined in May 1998. Previously, he served as President of Waterside Capital Management, a registered investment adviser from August 1995 through April 1998.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the International Bond Fund, the Balanced Fund, the Core Value Equity Fund, the Enhanced Index Value Fund II, the Main Street Fund, the Capital Appreciation Fund, the Discovery Value Fund, the Main Street Small Cap Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class L shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class L shares of the Funds may also be purchased by the following Eligible Purchasers:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans, where plan assets of the employer generally exceed or are expected to exceed $1 million for Class L shares; and

•	Other institutional investors with assets generally in excess of $1 million.

Additionally, shareholders of the Value Fund who held shares of that Fund prior to October 31, 2004 may purchase Class L shares of the Value Fund.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMututal, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services.

Shareholder and Distribution Fees.  Class L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class L shares do not have deferred sales charges or any Rule 12b-1 fees.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00%

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of the purchase price of Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class L shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class L shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Annual compensation paid on account of Class L shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•

Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual or another intermediary authorized for this purpose. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders— For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the International Bond Fund, Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond

Fund, Strategic Income Fund, High Yield Fund and International Bond Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchange purchases, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds do not accommodate excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at

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the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with State Street Bank and Trust Company (“State Street”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to State Street. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to State Street. Transaction orders placed in writing should be addressed to State Street Bank and Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•

A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•

The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•

The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to State Street.

Determining Net Asset Value

The Trust calculates the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the

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exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In general, a Fund that fails to distribute at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) will be subject to a 4% excise tax on the undistributed amount. Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor whether distributed in cash or additional shares. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends.

Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long-

–  94  –

and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund, however, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. Each of the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays, in which case a shareholder must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Previous legislation provided that for taxable years of a fund beginning before January 1, 2008, a Fund was not required to withhold any amounts with respect to (i) distributions of net short-term capital gains in excess of net long-term capital losses, and (ii) distributions of U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, in each case to the extent that the Fund properly designated such distributions. This exemption from withholding is no longer effective, but pending legislation could reinstate and extend it for one year.

The discussion above is very general. Shareholders should consult their tax adviser for more information about the effect that an investment in a Fund could have on their own tax situation, including possible state, local and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

–  95  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The International Bond Fund and Core Value Equity Fund each commenced operations on December 20, 2007 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in either the Funds’ Annual Report, which is available on request.

MASSMUTUAL PREMIER MONEY MARKET FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04ÙÙ		Year ended 12/31/03		Year ended 12/31/02†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.04	***	0.02	***	0.00	***††	0.00	***††	0.01	***
Net realized and unrealized gain (loss) on investments	-		-		-		0.00	††	0.00	††	0.00	††

Total income from investment operations	0.05		0.04		0.02		0.00		0.00		0.01

Less distributions to shareholders:
From net investment income	(0.05)		(0.04)		(0.02)		(0.00	)††	(0.00	)††	(0.01)
From net realized gains	-		-		-		(0.00	)††	(0.00	)††	-

Total distributions	(0.05)		(0.04)		(0.02)		-		(0.00)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	4.84%		4.35%		2.34%		0.47%	**	0.44%		1.19%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$84,967		$81,374		$63,462		$61,345		$55,400		$66,906
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%		0.73%		0.70%		0.74%	*	0.70%		0.70%
After expense waiver	0.52%	#	0.52%	#	0.52%	#	0.63%	*#	N/A		N/A
Net investment income (loss) to average daily net assets	4.74%		4.32%		2.32%		0.56%	*	0.44%		1.17%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Amount is less than $0.01 per share.
ÙÙ	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  96  –

MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.26		$10.23		$10.53	$10.27		$10.32	$10.01

Income (loss) from investment operations:
Net investment income (loss)	0.47	***	0.42	***	0.35 ***	0.29	***	0.36 ***	0.43 ***
Net realized and unrealized gain (loss) on investments	0.10		0.02		(0.23)	(0.03)		0.01	0.32

Total income from investment operations	0.57		0.44		0.12	0.26		0.37	0.75

Less distributions to shareholders:
From net investment income	(0.45)		(0.41)		(0.39)	-		(0.42)	(0.44)
From net realized gains	-		-		(0.03)	-		-	-

Total distributions	(0.45)		(0.41)		(0.42)	-		(0.42)	(0.44)

Net asset value, end of period	$10.38		$10.26		$10.23	$10.53		$10.27	$10.32

Total Return(a)	5.74%		4.41%		1.20%	2.53%	**	3.55%	7.47%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$173,954		$174,021		$196,942	$196,397		$183,757	$139,555
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%		0.75%		0.74%	0.74%	*	0.74%	0.74%
After expense waiver	0.67%	#	0.67%	#	0.67% #	0.70%	*#	N/A	N/A
Net investment income (loss) to average daily net assets	4.60%		4.14%		3.44%	3.35%	*	3.46%	4.13%
Portfolio turnover rate	332%		156%		114%	78%	**	41%	19%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  97  –

MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

	Class L
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03Ù
Net asset value, beginning of period	$10.28	$10.59	$10.66	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.45 ***	0.46 ***	0.46 ***	0.33	***	-
Net realized and unrealized gain (loss) on investments	0.11	(0.23)	(0.23)	0.33		-

Total income from investment operations	0.56	0.23	0.23	0.66		0.00

Less distributions to shareholders:
From net investment income	(0.35)	(0.53)	(0.29)	-		-
From net realized gains	-	(0.01)	(0.01)	-		-

Total distributions	(0.35)	(0.54)	(0.30)	-		-

Net asset value, end of period	$10.49	$10.28	$10.59	$10.66		$10.00

Total Return(a)	5.68%	2.29%	2.22%	6.60%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$63,394	$5,232	$4,977	$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	0.79%	0.79%	0.86%	*	-	‡
After expense waiver	N/A	N/A	N/A	0.83%	*#	N/A
Net investment income (loss) to average daily net assets	4.50%	4.52%	4.32%	3.82%	*	-	‡
Portfolio turnover rate	17%	4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
‡	Amount is de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  98  –

MASSMUTUAL PREMIER CORE BOND FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.94		$10.95		$10.94	$10.98		$11.22	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.50	***	0.47	***	0.42 ***	0.33	***	0.39 ***	0.52 ***
Net realized and unrealized gain (loss) on investments	0.08		0.01		(0.33)	0.11		0.18	0.40

Total income from investment operations	0.58		0.48		0.09	0.44		0.57	0.92

Less distributions to shareholders:
From net investment income	(0.48)		(0.49)		(0.08)	(0.38)		(0.66)	(0.46)
From net realized gains	-		-		-	(0.10)		(0.15)	(0.03)

Total distributions	(0.48)		(0.49)		(0.08)	(0.48)		(0.81)	(0.49)

Net asset value, end of period	$11.04		$10.94		$10.95	$10.94		$10.98	$11.22

Total Return(a)	5.49%		4.55%		0.79%	4.02%	**	5.09%	8.49%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$368,954		$425,017		$385,684	$405,695		$348,158	$289,553
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%		0.79%		0.79%	0.80%	*	0.79%	0.79%
After expense waiver	0.71%	#	0.71%	#	0.71% #	0.75%	*#	N/A	N/A
Net investment income (loss) to average daily net assets	4.64%		4.37%		3.86%	3.62%	*	3.42%	4.62%
Portfolio turnover rate	394%		197%		219%	178%	**	146%	187%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  99  –

MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.80		$10.71		$11.02	$10.56		$10.10	$9.66

Income (loss) from investment operations:
Net investment income (loss)	0.50	***	0.48	***	0.41 ***	0.35	***	0.43 ***	0.51	***
Net realized and unrealized gain (loss) on investments	0.08		0.03		(0.29)	0.11		0.35	0.33

Total income from investment operations	0.58		0.51		0.12	0.46		0.78	0.84

Less distributions to shareholders:
From net investment income	(0.47)		(0.42)		(0.38)	-		(0.29)	(0.40)
From net realized gains	-		-		(0.05)	-		(0.03)	-

Total distributions	(0.47)		(0.42)		(0.43)	-		(0.32)	(0.40)

Net asset value, end of period	$10.91		$10.80		$10.71	$11.02		$10.56	$10.10

Total Return(a)	5.60%		4.91%		1.13%	4.36%	**	8.36%	8.09%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$191,936		$237,088		$138,848	$117,093		$64,281	$632
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%		0.91%		0.91%	0.86%	*	0.90%	0.90%
After expense waiver	0.75%	#	0.75%	#	0.75% #	0.76%	*#	N/A	0.90%	#
Net investment income (loss) to average daily net assets	4.73%		4.54%		3.84%	3.93%	*	3.99%	5.17%
Portfolio turnover rate	427%		208%		137%	84%	**	105%	76%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  100  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$10.29		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.48	***	0.52	***	0.35	***
Net realized and unrealized gain (loss) on investments	0.60		0.11		(0.30)

Total income from investment operations	1.08		0.63		0.05

Less distributions to shareholders:
From net investment income	(0.36)		(0.39)		-

Net asset value, end of period	$11.01		$10.29		$10.05

Total Return(a)	10.84%		6.46%		0.50%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$302,119		$211,542		$241,273
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%		1.00%		0.98%	*
After expense waiver	0.89%	#	0.89%	#	0.89%	*#
Net investment income (loss) to average daily net assets	4.60%		5.20%		4.22%	*
Portfolio turnover rate	131%		159%		159%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  101  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class L
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05†
Net asset value, beginning of year	$10.89	$10.67	$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.83 ***	0.79 ***	0.76 ***
Net realized and unrealized gain (loss) on investments	(0.10)	0.20	(0.36)

Total income from investment operations	0.73	0.99	0.40

Less distributions to shareholders:
From net investment income	(0.66)	(0.72)	(0.12)
From net realized gains	(0.02)	(0.05)	-

Total distributions	(0.68)	(0.77)	(0.12)

Net asset value, end of year	$10.94	$10.89	$10.67

Total Return(a)	6.73%	9.97%	3.78%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,135	$2,515	$369
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%	0.90%	0.91%
After expense waiver	N/A	0.90% #	0.90% #
Net investment income (loss) to average daily net assets	7.67%	7.53%	7.18%
Portfolio turnover rate	93%	61%	59%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  102  –

MASSMUTUAL PREMIER BALANCED FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04Ù		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$10.44		$9.55		$9.18		$8.91		$7.71		$8.98

Income (loss) from investment operations:
Net investment income (loss)	0.27	***	0.23	***	0.20	***	0.13	***	0.16	***	0.20 ***
Net realized and unrealized gain (loss) on investments	0.76		0.88		0.36		0.14		1.21		(1.25)

Total income (loss) from investment operations	1.03		1.11		0.56		0.27		1.37		(1.05)

Less distributions to shareholders:
From net investment income	(0.25)		(0.22)		(0.19)		-		(0.17)		(0.22)

Net asset value, end of period	$11.22		$10.44		$9.55		$9.18		$8.91		$7.71

Total Return(a)	10.04%		11.86%		6.02%		3.14%	**	17.77%		(11.67)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,418		$2,195		$2,119		$2,779		$2,393		$3,280
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%		0.96%		0.92%		0.94%	*	0.91%		0.91%
After expense waiver	0.91%	#	0.91%	#	0.91%	#	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	2.48%		2.29%		2.14%		1.70%	*	1.97%		2.33%
Portfolio turnover rate	194%		150%		139%		104%	**	95%		94%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  103  –

MASSMUTUAL PREMIER VALUE FUND

	Class L
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
Net asset value, beginning of year	$18.78	$16.86	$15.87	$14.15	$12.25

Income (loss) from investment operations:
Net investment income (loss)	0.20 ***	0.24 ***	0.28 ***	0.23	0.18
Net realized and unrealized gain (loss) on investments	2.94	2.04	0.80	1.87	1.87

Total income from investment operations	3.14	2.28	1.08	2.10	2.05

Less distributions to shareholders:
From net investment income	(0.83)	(0.27)	(0.09)	(0.38)	(0.15)
From net realized gains	(0.33)	(0.09)	-	-	-

Total distributions	(1.16)	(0.36)	(0.09)	(0.38)	(0.15)

Net asset value, end of year	$20.76	$18.78	$16.86	$15.87	$14.15

Total Return(a)	17.55%	13.76%	6.82%	15.00%	16.87%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$78,980	$77,697	$121,377	$70,724	$68,306
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	0.81%	0.80%	0.80%	0.82%
After expense waiver	N/A	0.81% #	N/A	0.80% #	0.80% #
Net investment income (loss) to average daily net assets	1.01%	1.36%	1.66%	1.38%	1.43%
Portfolio turnover rate	151%	157%	53%	30%	49%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  104  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

	Class L
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05†
Net asset value, beginning of year	$13.52	$12.20	$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.23 ***	0.21 ***	0.21 ***
Net realized and unrealized gain (loss) on investments	0.79	2.19	1.14

Total income from investment operations	1.02	2.40	1.35

Less distributions to shareholders:
From net investment income	(0.23)	(0.17)	(0.05)
From net realized gains	(1.08)	(0.91)	(0.06)
Tax return of capital	(0.05)	-	-

Total distributions	(1.36)	(1.08)	(0.11)

Net asset value, end of year	$13.18	$13.52	$12.20

Total Return(a)	7.83%	21.04%	12.47%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$118,847	$15,911	$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	0.89%	0.91%
After expense waiver	0.84% #	0.84% #	0.84% #
Net investment income (loss) to average daily net assets	1.65%	1.67%	1.74%
Portfolio turnover rate	139%	144%	150%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  105  –

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$12.50		$10.82		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.13	***	0.12	***
Net realized and unrealized gain (loss) on investments	1.37		1.67		0.80

Total income from investment operations	1.51		1.80		0.92

Less distributions to shareholders:
From net investment income	(0.11)		(0.12)		(0.05)

Net asset value, end of year	$13.90		$12.50		$10.82

Total Return(a)	12.17%		16.78%		9.26%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,972		$777		$720
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%		0.94%		0.95%
After expense waiver	0.84%	#	0.84%	#	0.84%	#
Net investment income (loss) to average daily net assets	1.04%		1.13%		1.08%
Portfolio turnover rate	148%		163%		154%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  106  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class L
	Year ended 10/31/07	Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$11.64	$10.17		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12 ***	0.10	***	0.08	***
Net realized and unrealized gain (loss) on investments	1.49	1.48		0.09

Total income from investment operations	1.61	1.58		0.17

Less distributions to shareholders:
From net investment income	(0.10)	(0.11)		-
From net realized gains	(0.56)	-		-

Total distributions	(0.66)	(0.11)		-

Net asset value, end of period	$12.59	$11.64		$10.17

Total Return(a)	14.52%	15.69%		1.70%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$99,145	$107,627		$99,450
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%	1.02%		1.01%	*
After expense waiver	0.91% #	0.93%	#	0.93%	*#
Net investment income (loss) to average daily net assets	1.01%	0.92%		0.93%	*
Portfolio turnover rate	105%	110%		78%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  107  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$10.97		$10.07		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	2.45		0.95		0.07

Total income from investment operations	2.44		0.94		0.07

Less distributions to shareholders:
From net investment income	-		(0.04)		-
Tax return of capital	-		(0.00	)†	-

Total distributions	-		(0.04)		-

Net asset value, end of period	$13.41		$10.97		$10.07

Total Return(a)	22.24%		9.30%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$75,119		$23,252		$10,104
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%		0.99%		0.98%	*
After expense waiver	0.97%	#	0.97%	#	0.97%	*#
Net investment income (loss) to average daily net assets	(0.08)%		(0.12)%		0.00%	*
Portfolio turnover rate	57%		58%		59%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  108  –

MASSMUTUAL PREMIER CORE GROWTH FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$9.20		$9.08		$8.39

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.01	)***	0.06	***
Net realized and unrealized gain (loss) on investments	2.25		0.17		0.67

Total income from investment operations	2.23		0.16		0.73

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.04)

Net asset value, end of period	$11.43		$9.20		$9.08

Total Return(a)	24.10%		1.81%		8.68%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$25,515		$113		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%		1.00%		0.97%
After expense waiver	0.95%	#	0.95%	#	0.95%	#
Net investment income (loss) to average daily net assets	(0.19)%		(0.15)%		0.70%
Portfolio turnover rate	117%		164%		35%

***	Per share amount calculated on the average shares method.
Ù	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  109  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$9.18		$8.26		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.02	***	0.06	***
Net realized and unrealized gain (loss) on investments	1.63		0.92		0.59

Total income from investment operations	1.67		0.94		0.65

Less distributions to shareholders:
From net investment income	(0.03)		(0.02)		(0.04)

Net asset value, end of year	$10.82		$9.18		$8.26

Total Return(a)	18.29%		11.44%		8.50%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$92,738		$8,280		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%		0.89%		0.91%
After expense waiver	N/A		0.84%	#	0.84%	#
Net investment income (loss) to average daily net assets	0.42%		0.24%		0.70%
Portfolio turnover rate	181%		163%		127%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  110  –

MASSMUTUAL PREMIER DISCOVERY VALUE FUND

	Class L
	Year ended 10/31/07		Period ended 10/31/06†
Net asset value, beginning of period	$11.59		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	***††	0.10	***
Net realized and unrealized gain (loss) on investments	2.42		1.50

Total income from investment operations	2.42		1.60

Less distributions to shareholders:
From net investment income	(0.08)		(0.01)
From net realized gains	(0.93)		-

Total distributions	(1.01)		(0.01)

Net asset value, end of period	$13.00		$11.59

Total Return(a)	22.30%		15.98%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,322		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.42%		1.65%	*
After expense waiver	1.15%	#	1.15%	*#
Net investment income (loss) to average daily net assets	0.03%		0.99%	*
Portfolio turnover rate	119%		180%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
††	Amount is less then $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflect these charges.

–  111  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$16.38		$14.75		$13.95

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***††	(0.04	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	0.65		2.19		0.84

Total income from investment operations	0.65		2.15		0.80

Less distributions to shareholders:
From net realized gains	(1.40)		(0.52)		-

Net asset value, end of year	$15.63		$16.38		$14.75

Total Return(a)	4.04%		15.09%		5.73%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1		$236		$1,726
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%		1.07%		1.07%
After expense waiver	1.05%	#	1.05%	#	1.05%	#
Net investment income (loss) to average daily net assets	(0.01)%		(0.24)%		(0.27)%
Portfolio turnover rate	70%		33%		32%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
††	Amount is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  112  –

MASSMUTUAL PREMIER MAIN STREET SMALL CAP FUND

	Class L
	Year ended 10/31/07		Period ended 10/31/06Ù
Net asset value, beginning of period	$10.45		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.98		0.45

Total income from investment operations	1.06		0.45

Less distributions to shareholders:
From net realized gains	(0.01)		-

Net asset value, end of period	$11.50		$10.45

Total Return(a)	10.14%		4.50%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$49,729		$105
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%		4.83%	*
After expense waiver	0.89%	#	0.89%	*#
Net investment income (loss) to average daily net assets	0.74%		0.07%	*
Portfolio turnover rate	127%		17%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  113  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05Ù
Net asset value, beginning of year	$17.08		$16.89		$15.79

Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.00	***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.28		1.63		1.11

Total income from investment operations	1.36		1.63		1.10

Less distributions to shareholders:
From net realized gains	(5.70)		(1.44)		(0.00	)†

Net asset value, end of year	$12.74		$17.08		$16.89

Total Return(a)	10.28%		10.09%		6.99%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$8,595		$74,494		$88,802
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%		0.92%		0.90%
After expense waiver	0.89%	#	0.89%	#	0.89%	#
Net investment income (loss) to average daily net assets	0.56%		0.02%		(0.03)%
Portfolio turnover rate	111%		134%		45%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
Ù	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  114  –

MASSMUTUAL PREMIER GLOBAL FUND

	Class L
	Year ended 10/31/07	Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$12.51	$10.60		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08 ***	0.11	***	0.05	***
Net realized and unrealized gain (loss) on investments	2.24	1.87		0.55

Total income from investment operations	2.32	1.98		0.60

Less distributions to shareholders:
From net investment income	(0.14)	(0.07)		-
From net realized gains	(0.33)	-		-

Total distributions	(0.47)	(0.07)		-

Net asset value, end of period	$14.36	$12.51		$10.60

Total Return(a)	19.07%	18.78%		6.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$303,017	$290,689		$245,413
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	1.24%		1.25%	*
After expense waiver	1.14% #	1.14%	#	1.14%	*#
Net investment income (loss) to average daily net assets	0.63%	0.96%		0.59%	*
Portfolio turnover rate	16%	25%		25%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  115  –

MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class L
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04Ù		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$14.66		$11.69		$9.69		$9.48		$6.34		$9.13

Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.10	***	0.06	***	0.04	***	0.03	***	0.08	***
Net realized and unrealized gain (loss) on investments	4.70		2.99		1.94		0.21		3.15		(2.81)

Total income (loss) from investment operations	4.92		3.09		2.00		0.25		3.18		(2.73)

Less distributions to shareholders:
From net investment income	(0.13)		(0.12)		-		(0.04)		(0.04)		(0.06)
Tax return of capital	-		-		-		-		-		(0.00	)†

Total distributions	(0.13)		(0.12)		-		(0.04)		(0.04)		(0.06)

Net asset value, end of period	$19.45		$14.66		$11.69		$9.69		$9.48		$6.34

Total Return(a)	33.87%		26.61%		20.64%		2.66%	**	50.23%		(29.89)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$113,298		$118,352		$223,255		$185,394		$183,493		$95,876
Ratio of expenses to average daily net assets:
Before expense waiver	1.28%		1.30%		1.29%		1.28%	*	1.27%		1.28%
After expense waiver	1.27%	#	1.27%	#	1.27%	#	1.27%	*(b)	1.25%	(b)	1.27%	(b)#
Net investment income (loss) to average daily net assets	1.28%		0.77%		0.54%		0.53%	*	0.34%		0.97%
Portfolio turnover rate	25%		27%		26%		32%	**	70%		40%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

–  116  –

MASSMUTUAL PREMIER FOCUSED INTERNATIONAL FUND

	Class L
	Year ended 10/31/07	Period ended 10/31/06†
Net asset value, beginning of period	$12.44	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	4.82	2.45

Total income from investment operations	4.93	2.44

Less distributions to shareholders:
From net investment income	(0.01)	-
From net realized gains	(0.09)	-

Total distributions	(0.10)	-

Net asset value, end of period	$17.27	$12.44

Total Return(a)	39.91%	24.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$17,632	$9,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	2.21%	*
After expense waiver	1.33% #	1.33%	*#
Net investment income (loss) to average daily net assets	0.78%	(0.13)%	*
Portfolio turnover rate	95%	81%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  117  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Funds’ fundamental investment restrictions can be found in the Funds’ Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The Funds may normally use derivatives:

•

to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to generate additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

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(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including stock futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended

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investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

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Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Strategic Income Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated. The Strategic Income Fund expects that from time to time investments in loan investment pools may exceed 15% of the Fund’s net assets.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

The International Bond Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”). A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of

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the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless MassMutual or a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed

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security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class N shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Short Term Bond
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC

Intermediate Term Bond
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC

Multi Sector Bond
MassMutual Premier Strategic Income Fund	OFI Institutional Asset Management, Inc.

High Yield Bond
MassMutual Premier High Yield Fund	Babson Capital Management LLC

International/Global Bond
MassMutual Premier International Bond Fund	Baring International Investment Limited

Asset Allocation/Lifestyle
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Core Value Equity Fund	AllianceBernstein L.P./Babson Capital Management LLC/OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OFI Institutional Asset Management, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid Cap Value
MassMutual Premier Discovery Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Value
MassMutual Premier Small Capitalization Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Core
MassMutual Premier Main Street Small Cap Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Small Company Opportunities Fund	OFI Institutional Asset Management, Inc.

International/Global Large Growth
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 3, 2008

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 75.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance (before and after taxes) is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron Corp.). On October 18, 2005, the MassMutual Short-Term Bond Fund (now known as the MassMutual Premier Short-Duration Bond Fund) and the MassMutual Diversified Bond Fund (now known as the MassMutual Premier Diversified Bond Fund) were named as additional defendants in In re Enron Corp. Enron alleges that the dozens of parties named as defendants, including these Funds and certain affiliates of these Funds and Massachusetts Mutual Life Insurance Company (“MassMutual”), were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

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While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund, the Core Bond Fund, the Short-Duration Bond Fund and the Diversified Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million, $3.2 million, $1.3 million and $890 thousand, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

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MassMutual Premier Money Market Fund (Class N shares not currently available)

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 1.44% for the quarter ended December 31, 2000 and the lowest was -0.05% for the quarter ended March 31, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	3.18%	2.07%	2.83%

Salomon Smith Barney 3-Month Treasury Bill Index(3)	4.74%	2.95%	3.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3) 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The 7-day yield on December 31, 2007 was 3.70%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.43%
Total Annual Fund Operating Expenses	1.28%

Less Expense Reimbursement(2)	(.18%	)
Net Fund Expenses(3)	1.10%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$216	$388	$685	$1,529

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$112	$388	$685	$1,529

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  7  –

MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities. These typically include:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;
•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is typically expected to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed-Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 3.44% for the quarter ended September 30, 2002 and the lowest was -1.92% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	4.24%	3.11%	4.14%

Lehman Brothers 1-3 Year Government Bond Index(3)	7.10%	3.18%	4.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3) The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  8  –

	One Year	Five Years	Since Inception (12/31/02)
Return Before Taxes – Class N	4.24%	3.11%	3.09%
Return After Taxes on Distributions – Class N	2.33%	1.73%	1.71%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	2.75%	1.85%	1.84%

Lehman Brothers 1-3 Year Government Bond Index(3)	7.10%	3.18%	3.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.40%
Total Annual Fund Operating Expenses	1.30%

Less Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	1.23%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$229	$405	$706	$1,562

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$125	$405	$706	$1,562

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  9  –

MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, instrumentalities or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is typically adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, selected by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency or instrumentality bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities (as determined at the time of purchase).

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a dollar-weighted average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 4.73% for the quarter ended December 31, 2007 and the lowest was -3.15% for the quarter ended June 30, 2004.

–  10  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class N(2)	9.17%	4.54%
Return After Taxes on Distributions – Class N(2)	7.36%	3.22%
Return After Taxes on Distributions and Sale of Fund Shares – Class N(2)	5.94%	3.11%

Lehman U.S. Treasury Inflation Note Index(3)	11.64%	5.80%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class N shares of the Fund reflects any applicable sales charge.

(3) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.36%
Total Annual Fund Operating Expenses	1.34%

Less Expense Reimbursement(2)	(.10%	)
Net Fund Expenses(3)	1.24%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$230	$415	$725	$1,604

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$126	$415	$725	$1,604

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of other expenses for Class N through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  11  –

Babson Capital Prior Performance for All Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.71% for the quarter ended September 30, 2002 and the lowest was -3.12% for the quarter ended June 30, 2004.

Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2007)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (10/1/01)
Babson Composite Class N(1)	8.91%	4.78%	5.95%

Lehman U.S. Treasury Inflation Note Index(2)	11.64%	6.27%	7.41%

(1) Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The bar chart is based on Class N expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended (the “1940 Act” and the “Code”), and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  12  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed-Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 4.20% for the quarter ended September 30, 2001 and the lowest was -2.44% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	4.92%	3.71%	4.80%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.97%

–  14  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2) Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (12/31/02)
Return Before Taxes – Class N	4.92%	3.71%	3.69%
Return After Taxes on Distributions – Class N	2.98%	2.06%	2.04%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	3.19%	2.22%	2.21%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	4.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.38%
Total Annual Fund Operating Expenses	1.36%

Less Expense Reimbursement(2)	(.08%	)
Net Fund Expenses(3)	1.28%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$234	$423	$737	$1,628

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$130	$423	$737	$1,628

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations and bank loans;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	swaps, including but not limited to credit default, total rate of return, interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The dollar-weighted average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 3.93% for the quarter ended June 30, 2003 and the lowest was -2.14% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class N(2)	4.75%	4.53%	4.86%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.92%

–  16  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (12/31/02)
Return Before Taxes – Class N	4.75%	4.53%	4.51%
Return After Taxes on Distributions – Class N	2.77%	3.21%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	3.08%	3.12%	3.10%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	4.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.46%
Total Annual Fund Operating Expenses	1.46%

Less Expense Reimbursement(2)	(.15%	)
Net Fund Expenses(3)	1.31%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$237	$447	$783	$1,733

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$133	$447	$783	$1,733

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans and investments in loan pools,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI Institutional analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI Institutional’s overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors. When buying or selling securities, OFI Institutional looks for the following (some of which may vary in particular cases and may change over time):

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to be uncorrelated, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI Institutional may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Sector Allocation Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 75.

–  18  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 3.71% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.80% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class N	7.79%	5.69%
Return After Taxes on Distributions – Class N	5.75%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	5.17%	4.02%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.62%
Citigroup World Government Bond Index(3)	10.95%	3.16%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OppenheimerFunds, Inc. (“OFI”) as the Fund’s Sub-Adviser on March 1, 2007.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.48%
Total Annual Fund Operating Expenses	1.53%

Less Expense Reimbursement	(.15%	)
Net Fund Expenses(2)(3)	1.38%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$244	$469	$820	$1,811

–  19  –

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$140	$469	$820	$1,811

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.38%. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.50% for the quarter ended June 30, 2003 and the lowest was -3.51% for the quarter ended September 30, 1998.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class N*	7.85%	9.60%	6.38%

Citigroup World Government Bond Index^	10.95%	6.81%	6.31%
Lehman Brothers Aggregate Bond Index^^	6.97%	4.42%	5.97%

* Performance shown is from a mutual fund managed by the portfolio manager of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Strategic Income Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Steinmetz has managed the OFI Fund for the entire period shown. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

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MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank loans and other fixed income securities, of both U.S. and foreign issuers. The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 10.95% for the quarter ended June 30, 2003 and the lowest was -3.21% for the quarter ended June 30, 2001.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (9/05/00)
Class N(2)	-	0.78%	9.93%	7.17%

Lehman Brothers U.S. Corporate High Yield Index(3)		1.87%	10.90%	6.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  22  –

(2) Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	-0.78%	4.77%
Return After Taxes on Distributions – Class N	-3.32%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	-0.46%	2.75%

Lehman Brothers U.S. Corporate High Yield Index(3)	1.87%	5.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.43%
Total Annual Fund Operating Expenses(2)	1.43%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$249	$452	$782	$1,713

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$146	$452	$782	$1,713

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier International Bond Fund

Investment Objective

The Fund seeks to achieve a high total rate of return.

Principal Investment Strategies and Risks

The Fund invests, under normal circumstances, at least 80% of its net assets in foreign fixed income securities. The Fund primarily invests in fixed income securities invested in markets represented by the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index (the “Index”). The Fund may hold fixed income securities which pay either fixed or floating interest rates.

The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better) or, if no such rating exists, in securities of comparable quality as determined by the Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”).

The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities and convertible securities. The Fund intends to invest in options and warrants only on a short-term basis and only in those circumstances where they are issued in conjunction with the issuance of a fixed income security.

The average duration of the Fund’s portfolio is generally expected to be within +/ – 3 years of the duration of the Index and the minimum average credit quality of the Fund’s portfolio is expected to be no less than AA-.

The Fund may invest up to 20% of its total assets in any single Government or Agency Backed Security from an Index market and may invest up to 10% of its total assets in any other single security (other than cash and cash equivalents). The Fund may also invest up to 10% of its total assets in the securities of any single issuer excluding securities of any government, government agency or supranational entity from an Index market.

The Fund will invest such that the percentage weight within the Fund of the listed blocs will not vary by more than the following percentage limitations:

•

European states participating in the Euro Currency – 0% to Index Weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; Japan – 0% to Index Weighting + 30%

The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, an increase or decrease in value of a single issuer could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 77.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance

This Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  24  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(2)	.63%
Total Annual Fund Operating Expenses	1.73%

Less Expense Reimbursement	(.23%	)
Net Fund Expenses(3)(4)	1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$256	$523

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$153	$523

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier International Bond Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 13.45% for the quarter ended June 30, 2002 and the lowest was -6.86% for the quarter ended March 31, 1999.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Baring Composite
Class N*	8.57%	5.88%	4.29%

Citigroup non-USD World Gov’t Bond Index^	11.45%	7.54%	6.30%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to

–  25  –

illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Citigroup non-USD World Gov’t Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  26  –

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MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in a diverse portfolio of money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 30% and no more than 50% of the Fund’s net assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s net assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s net assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 9.88% for the quarter ended June 30, 2003 and the lowest was -9.85% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	3.65%	8.57%	2.97%

S&P 500® Index(3)	5.49%	12.82%	5.91%
Lipper Balanced Fund Index(4)	6.53%	10.33%	6.16%
Lehman Brothers Aggregate Bond Index(5)	6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  28  –

(4) The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (12/31/02)
Return Before Taxes – Class N	3.65%	8.57%	8.56%
Return After Taxes on Distributions – Class N	2.83%	8.00%	8.00%
Return After Taxes on Distributions and Sale of Fund Shares –Class N	2.88%	7.19%	7.19%

S&P 500® Index(3)	5.49%	12.82%	12.84%
Lipper Balanced Fund Index(4)	6.53%	10.33%	10.35%
Lehman Brothers Aggregate Bond Index(5)	6.97%	4.42%	4.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(2)	.53%
Total Annual Fund Operating Expenses(3)	1.51%

Less Expense Reimbursement(4)	(.02%	)
Net Fund Expenses(5)	1.49%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$255	$475	$822	$1,800

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$152	$475	$822	$1,800

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies with different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached OFI Institutional’s target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 15.26% for the quarter ended June 30, 2003 and the lowest was -17.89% for the quarter ended September 30, 1998.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	4.50%	11.82%	5.65%

Russell 1000® Value Index(3)	-0.17%	14.63%	7.68%
S&P 500 Index(4)	5.49%	12.82%	5.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

–  30  –

(2) Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class L shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The Russell 1000 Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(4) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class N		4.50%	8.96%
Return After Taxes on Distributions – Class N		2.11%	7.56%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		4.70%	7.28%

Russell 1000® Value Index(3)	-	0.17%	11.67%
S&P 500® Index(4)		5.49%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.41%
Total Annual Fund Operating Expenses(2)	1.41%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$247	$446	$771	$1,691

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$446	$771	$1,691

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  31  –

MassMutual Premier Core Value Equity Fund

Investment Objectives

This Fund seeks to achieve long-term growth of capital and income.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.

In selecting securities for purchase or sale by the Fund, OFI Institutional Asset Management, Inc. (“OFI Institutional”) selects securities through a fundamental assessment of their individual merits. This is called a “bottom up approach.” OFI Institutional invests in both U.S. securities and up to 25% of the total assets, of its portion of the Fund’s portfolio in foreign securities. OFI Institutional uses fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

AllianceBernstein L.P. (“AllianceBernstein”), through the investment professionals of its Bernstein Value Equities unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. AllianceBernstein will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. AllianceBernstein seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers. To control tracking error, AllianceBernstein typically holds securities that make up a large part of the Russell 1000® Value Index. If such securities are ranked toward the bottom of the universe, AllianceBernstein will generally underweight them relative to the benchmark.

Babson Capital Management LLC (“Babson Capital”) uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index, the Russell 1000 Value Index, that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing its portion of the Fund’s portfolio. Babson Capital may engage in active and frequent trading of portfolio securities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

–  32  –

These Risks are described beginning on page 75.

Annual Performance

The Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(2)(3)	.63%
Total Annual Fund Operating Expenses	1.63%

Less Expense Reimbursement	(.23%	)
Net Fund Expenses(4)(5)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$246	$492

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$143	$492

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(3)	Other Expenses include Acquired Fund fees and expenses which represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.40%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

Performance for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser, or certain of their affiliates, for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Core Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund.

	Highest Quarter	Lowest Quarter
AllianceBernstein Composite	16.30%, 2Q 2003	-19.02%, 3Q 2002
Babson Capital Composite	16.38%, 2Q 2003	-18.32%, 3Q 2002
OFI Institutional Mutual Fund	16.82%, 2Q 2003	-16.72%, 3Q 2001

Average Annual Total Returns for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for accounts managed by each Sub-Adviser, or certain of their affiliates, with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since Inception (4/1/1999)
AllianceBernstein Composite
Class N*	-	5.31%	12.47%	7.07%

Russell 1000 Value Index^	-	0.17%	14.63%	6.86%

	One Year		Five Years	Since Inception (6/1/2000)
Babson Capital Composite
Class N*	-	3.18%	14.14%	6.93%

Russell 1000 Value Index^	-	0.17%	14.63%	7.11%

	One Year		Five Years	Since (11/1/2000)
OFI Mutual Fund
Class N*		4.90%	14.59%	8.50%

Russell 1000 Value Index^	-	0.17%	14.63%	6.74%

* For AllianceBernstein, performance shown is the composite of all portfolios with about 150 stocks managed by AllianceBernstein with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share, including sales loads. For Babson Capital, performance shown is the composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class N fees and expenses, including sales loads. For AllianceBernstein and Babson Capital, some of the portfolios are mutual funds registered under the 1940 Act and some are private accounts. For OFI Institutional, performance shown is from a mutual fund managed by the portfolio manager of the Fund for Oppenheimer Funds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class N fees and expenses, including sales loads. OFI Institutional is a wholly owned subsidiary of OFI. The performance is of the Oppenheimer Value Fund, which is registered under the 1940 Act. Mr. Leavy has managed the Oppenheimer Value Fund since November 1, 2000. The investment returns assume the reinvestment of dividends and capital gains distributions. For AllianceBernstein, the bar chart is based on Class N expenses. For Babson Capital and OFI Institutional, the bar chart is based on Class N expenses. The composite and mutual fund performance is provided solely to illustrate each Sub-Adviser’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite portfolios were not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite and mutual fund performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the mutual funds and accounts advised by each Sub-Adviser is not indicative of future rates of return and is no indication of future performance of the Fund.

–  34  –

^ The Russell 1000 Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  35  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell® 1000 Value Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Value Index was $493.55 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 16.37% for the quarter ended June 30, 2003 and the lowest was -18.37% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class N(2)	-	3.19%	13.37%	6.76%

Russell 1000 Value Index(3)	-	0.17%	14.63%	7.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  36  –

(2) Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class N	-	3.19%	10.42%
Return After Taxes on Distributions – Class N	-	4.15%	9.07%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	-	1.36%	8.51%

Russell 1000® Value Index(3)	-	0.17%	11.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.41%
Acquired Fund Fees and Expenses(2)	.02%
Total Annual Fund Operating Expenses(3)(4)	1.43%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$249	$452	$782	$1,713

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$146	$452	$782	$1,713

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  37  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the S&P 500 Index was $915.98 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500 Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 23.69% for the quarter ended December 31, 1998 and the lowest was -17.73% for the quarter ended December 31, 2000.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	2.74%	11.92%	3.96%

S&P 500 Index(3)	5.49%	12.82%	5.91%

–  38  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	2.74%	9.96%
Return After Taxes on Distributions – Class N	2.60%	9.85%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	1.96%	8.58%

S&P 500 Index(3)	5.49%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(2)	.44%
Total Annual Fund Operating Expenses(3)	1.44%

Less Expense Reimbursement	(.03%	)
Net Fund Expenses(4)(5)	1.41%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$247	$453	$784	$1,722

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$453	$784	$1,722

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.40%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  39  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” models. The “top down” models are primarily used to help OFI Institutional determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships. The “bottom up” models help OFI Institutional identify the most attractive stocks within each market capitalization category. These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other. OFI Institutional typically follows and analyzes more than 3,000 stocks on a daily basis.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 6.45% for the quarter ended December 31, 2006 and the lowest quarterly return was -5.44% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class N		2.61%	7.45%
Return After Taxes on Distributions – Class N	-	0.53%	5.91%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		3.70%	5.91%

S&P 500 Index(2)		5.49%	8.56%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

–  40  –

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(2)	.42%
Total Annual Fund Operating Expenses(3)	1.57%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(4)(5)	1.46%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$252	$485	$845	$1,858

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$485	$845	$1,858

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009 to the extent that Net Fund Expenses would otherwise exceed 1.46%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Account managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 13.93% for the quarter ended June 30, 2003 and the lowest was -16.70% for the quarter ended September 30, 2002.

–  41  –

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class N*	2.69%	11.50%	3.84%

S&P 500 Index^	5.49%	12.82%	4.59%

*Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Main Street Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Monoyios has managed the OFI Fund since April 20, 1998 and Mr. Reinganum has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

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MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	companies in businesses with above-average growth potential,

•	companies with growth rates that OFI believes are sustainable over time, and

•	stocks with reasonable valuations relative to their growth potential.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 6.84% for the quarter ended September 30, 2007 and the lowest quarterly return was -4.87% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class N	12.02%	8.01%
Return After Taxes on Distributions – Class N	11.66%	7.89%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	8.31%	6.88%

Russell 1000® Growth Index(2)	11.81%	8.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  44  –

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class N shares of the Fund reflect any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.38%
Total Annual Fund Operating Expenses	1.53%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(2)(3)	1.46%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$252	$477	$828	$1,818

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$477	$828	$1,818

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.46%. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

–  45  –

During the periods shown above, the highest quarterly return was 28.87% for the quarter ended December 31, 1999 and the lowest was -20.00% for the quarter ended September 30, 2001.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class N*	12.51%	11.78%	6.74%

Russell 1000 Growth Index^	11.81%	12.11%	3.83%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Capital Appreciation Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Baylin has managed or co-managed the OFI Fund since October 6, 2005. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI Institutional, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although the Fund does not expect to have more than 35% of its net assets invested in foreign securities.

OFI Institutional looks for stocks of companies with growth potential, and seek broad allocation among industries and sectors. Currently, OFI Institutional seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI Institutional may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 17.63% for the quarter ended December 31, 1999 and the lowest was -19.86% for the quarter ended September 30, 2001.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (1/20/98)
Class N(2)	13.01%	9.30%	2.21%

Russell 1000 Growth Index(3)	11.81%	12.11%	3.87%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charges in the Average Annual Total Returns table.

–  48  –

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	13.01%	7.96%
Return After Taxes on Distributions – Class N	13.01%	7.95%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	8.46%	6.85%

Russell 1000 Growth Index(4)	11.81%	10.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.52%
Total Annual Fund Operating Expenses	1.57%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(2)(3)	1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$256	$489	$849	$1,861

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$489	$849	$1,861

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.50%. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  49  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Growth Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Growth Index was $441.28 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 14.06% for the quarter ended June 30, 2003 and the lowest was -20.78% for the quarter ended March 31, 2001.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class N(2)	9.95%	11.54%		0.24%

Russell 1000 Growth Index(3)	11.81%	12.11%	-	0.33%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  50  –

(2) Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted for to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	9.95%	10.12%
Return After Taxes on Distributions – Class N	9.00%	9.80%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	6.73%	8.59%

Russell 1000 Growth Index(3)	11.81%	10.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.32%
Acquired Fund Fees and Expenses(2)	.03%
Total Annual Fund Operating Expenses(3)(4)	1.35%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$241	$428	$739	$1,624

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$428	$739	$1,624

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  51  –

MassMutual Premier Discovery Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio manager believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 10.68% for the quarter ended December 31, 2006 and the lowest quarterly return was -4.10% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/01/05)
Return Before Taxes – Class N		7.73%	14.40%
Return After Taxes on Distributions – Class N		6.19%	12.17%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		5.25%	11.11%

Russell Midcap® Value Index(2)	-	1.42%	9.00%
Russell 2500™ Value Index(3)	-	7.27%	5.28%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment objective, name and investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund.

–  52  –

(2) The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(2)	.77%
Total Annual Fund Operating Expenses(3)	2.07%

Less Expense Reimbursement	(.37%	)
Net Fund Expenses(4)(5)	1.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$276	$613	$1,080	$2,371

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$173	$613	$1,080	$2,371

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.70%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  53  –

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.10% for the quarter ended March 31, 2003 and the lowest was -15.13% for the quarter ended June 30, 2002.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since 11/01/2001
OFI Mutual Fund
Class N*		7.70%	21.78%	17.22%

Russell Midcap Value Index^	-	1.42%	17.92%	14.43%
Russell 2500 Value Index^^	-	7.27%	16.17%	13.39%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N Share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Small-& Mid- Cap Value Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Damian has managed or co-managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^ The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  54  –

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MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Value Index. The range of capitalization of companies included in the Russell 2000 Value Index will fluctuate as market prices increase or decrease. As of January 31, 2008, the range of capitalization of companies included in the Russell 2000 Value Index was $36.27 million to $5.97 billion. The Fund’s Sub-Adviser, OFI Institutional, will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Index.

In selecting securities for investment, OFI Institutional considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in OFI Institutional’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. The Fund’s emphasis on fundamental company analysis is enhanced by both computer screening and industry sources, both of which are utilized to narrow the Fund’s initial investment universe. In terms of computer screening, OFI Institutional narrows the universe by screening on various valuation, earnings, and profitability measures. OFI Institutional then makes decisions using fundamental analysis on stocks that come through its initial screens. More specifically, the Fund invests in companies that OFI Institutional believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Smaller and Mid-Cap Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 18.13% for the quarter ended December 31, 2003 and the lowest was -18.08% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class N(2)	-6.19%	12.88%	8.46%

Russell 2000® Index(3)	-1.56%	16.25%	8.77%
Russell 2000 Value Index(4)	-9.78%	15.80%	12.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charges in the Average Annual Total Returns table.

–  56  –

(3) The Russell 2000 Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

Going forward, the Fund’s performance will be compared to the Russell 2000 Value Index rather than the Russell 2000 Index because the Russell 2000 Value Index more closely represents the Fund’s investment strategy.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	-6.19%	4.97%
Return After Taxes on Distributions – Class N	-10.70%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	0.47%	4.03%

Russell 2000® Index(3)	-1.56%	10.28%
Russell 2000 Value Index(4)	-9.78%	8.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.42%
Total Annual Fund Operating Expenses(2)	1.62%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$268	$511	$881	$1,922

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$511	$881	$1,922

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  57  –

MassMutual Premier Main Street Small Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-cap companies. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help determine portfolio weightings within the small cap universe. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation as determined by multiple variables such as earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These Risks are described beginning on page 75.

–  58  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the period shown above, the highest quarterly return for the Fund was 5.28% for the quarter ended June 30, 2007 and the lowest quarterly return was -5.39% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (09/27/06)
Return Before Taxes – Class N+	-	2.74%	3.54%
Return After Taxes on Distributions – Class N+	-	3.36%	2.99%
Return After Taxes on Distributions and Sale of Fund Shares – Class N+	-	1.75%	2.70%

Russell 2000 Index(2)	-	1.56%	5.25%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(2)	.63%
Total Annual Fund Operating Expenses(3)	1.71%

Less Expense Reimbursement	(.21%	)
Net Fund Expenses(4)(5)	1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$256	$518	$909	$2,002

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$518	$909	$2,002

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the

–  59  –

Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.49%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Small Cap Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.63% for the quarter ended June 30, 2003 and the lowest was -16.96% for the quarter ended September 30, 2002.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since 8/1999
OFI Mutual Fund Class N*	-	2.92%	16.61%	13.42%

Russell 2000 Index^	-	1.56%	16.25%	8.02%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Main Street Small Cap Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Zavanelli has managed the OFI Fund since August 2, 1999 and Mr. Monoyios has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Small Cap Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Small Cap Fund.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  60  –

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MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser, to be realistically valued.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of small-cap companies. Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation a determined by multiple variables including: earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

–  62  –

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 22.00% for the quarter ended June 30, 2001 and the lowest was -19.88% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (7/20/98)
Class N(2)	-	2.82%	9.43%	9.17%

Russell 2000 Index(3)	-	1.56%	16.25%	6.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charges in the Average Annual Total Returns table.

(3) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class N	-	2.82%	5.19%
Return After Taxes on Distributions – Class N	-	8.52%	1.16%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	-	1.00%	3.49%

Russell 2000 Index(3)	-	1.56%	10.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(2)	.51%
Total Annual Fund Operating Expenses(3)	1.59%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(4)(5)	1.50%

–  63  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$256	$493	$857	$1,882

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$493	$857	$1,882

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.49%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  64  –

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MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Special Situations Risk and Cyclical Opportunities Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 9.50% for the quarter ended September 30, 2005 and the lowest quarterly return was -4.18% for the quarter ended December 31, 2007.

–  66  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class N+	5.09%	11.74%
Return After Taxes on Distributions – Class N	4.12%	11.16%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	4.85%	10.12%

MSCI World Index(2)	9.04%	12.73%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.50%
Total Annual Fund Operating Expenses	1.80%

Less Expense Reimbursement	(.28%	)
Net Fund Expenses(2)(3)	1.52%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$258	$539	$949	$2,093

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$155	$539	$949	$2,093

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.52%. The agreement cannot be terminated unilaterally by MassMutual.

–  67  –

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.41% for the quarter ended December 31, 1999 and the lowest was -18.33% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund Class N*	4.59%	19.00%	11.54%

MSCI World Index^	9.04%	16.96%	7.00%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Global Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Bhaman has managed the OFI Fund since August 2, 2004. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  68  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets.

The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. The Fund’s Sub-Adviser, OFI Institutional, emphasizes investments in common stocks of issuers that the portfolio manager considers to be “growth” companies. The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund currently invests a substantial portion of its assets in stocks of small- to mid-sized companies.

In selecting securities, OFI Institutional focuses on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging.

The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Convertible Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 39.25% for the quarter ended December 31, 1999 and the lowest was -29.55% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	11.24%	23.18%	8.01%

MSCI EAFE(3)	11.17%	21.59%	8.66%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  70  –

	One Year	Five Years	Since Inception (12/31/02)
Return Before Taxes –Class N	11.24%	23.18%	23.32%
Return After Taxes on Distributions – Class N	11.03%	23.12%	23.26%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	7.67%	20.72%	20.86%

MSCI EAFE(3)	11.17%	21.59%	21.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.48%
Total Annual Fund Operating Expenses(2)	1.83%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$289	$576	$990	$2,148

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$186	$576	$990	$2,148

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  71  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest a minimum of 90% of its net assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•

Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

–  72  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return for the Fund was 12.92% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.22% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class N+	16.93%	24.46%
Return After Taxes on Distributions – Class N+	16.25%	24.03%
Return After Taxes on Distributions and Sale of Fund Shares – Class N+	11.71%	21.05%

MSCI EAFE(2)	11.17%	20.31%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.75%
Acquired Fund Fees and Expenses(2)	.04%
Total Annual Fund Operating Expenses(3)	2.19%

Less Expense Reimbursement	(.27%	)
Net Fund Expenses(4)(5)	1.92%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$298	$659	$1,150	$2,503

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$195	$659	$1,150	$2,503

–  73  –

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that the Net Fund Expenses would otherwise exceed 1.88%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.39% for the quarter ended June 30, 2003 and the lowest was -19.21% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class N*	19.08%	25.71%	7.38%

MSCI EAFE^	11.17%	21.59%	6.20%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  74  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Fund will likely fall. If interest rates fall, most securities held by a Fund paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

In the case of stocks and other equity securities (including convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by a Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. These debt securities and unrated securities of similar quality, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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fluctuations and greater risks of loss of income and principal than investment grade securities. A Fund that invests in foreign debt securities is, accordingly, also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities.

For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on securities to be less than expected when purchased. The interest rate risk described above may be compounded for a Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. A Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  A Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap

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may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The International Bond Fund is an actively managed non-diversified fund. The Fund’s Sub-Adviser uses a strategy of limiting the number of issuers which the Fund will hold.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. Some Funds may invest in issuers located in emerging markets,

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subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller and Mid-Cap Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•

Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be

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more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies have the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Leveraging may increase the assets on which the investment adviser’s fee is based. A Fund’s use of derivatives may create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Sector Allocation Risk. In allocating the Strategic Income Fund’s investments among the three principal sectors in which the Strategic Income Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, OFI Institutional’s expectations about the relative performance of those sectors may be inaccurate, and the Strategic Income Fund’s returns might be less than other funds using similar strategies.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which a Fund invests, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having

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extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

•	Special Situations Risk. Periodically, the Global Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Global Fund’s investment might not produce the expected gains or could incur a loss for the portfolio.

•	Cyclical Opportunities Risk. The Global Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if OFI believes they have growth potential. The Global Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Global Fund’s share prices.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have non-Principal risks not identified in this chart.

Risk	Money Market Fund	Short- Duration Bond Fund	Inflation- Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	International Bond Fund	Balanced Fund	Value Fund	Core Value Equity Fund	Enhanced Index Value Fund	Enhanced Index Core Equity Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk								X

Foreign Investment Risk		X	X	X	X	X	X	X	X	X	X

Emerging Markets Risk		X		X	X	X	X	X	X	X	X

Currency Risk		X	X	X	X	X	X	X	X	X	X

Smaller and Mid-Cap Company Risk										X	X

Growth Company Risk

Value Company Risk										X	X	X

Leveraging Risk		X	X	X	X	X	X	X	X	X	X	X	X

Sector Allocation Risk						X

Convertible Securities Risk		X		X	X		X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X	X

Preferred Stock Risk							X			X	X

Portfolio Turnover Risk							X			X	X	X	.X

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Risk	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Discovery Value Fund	Small Capitalization Value Fund	Main Street Small Cap Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk		X		X	X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk

Foreign Investment Risk		X	X		X		X	X	X	X	X

Emerging Markets Risk									X	X

Currency Risk		X	X		X		X	X	X	X	X

Smaller and Mid-Cap Company Risk		X			X	X	X	X	X	X	X

Growth Company Risk		X	X	X			X	X	X	X	X

Value Company Risk					X	X	X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk										X

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk			X	X	X		X	X			X

Special Situations Risk									X

Cyclical Opportunities Risk									X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2007, MassMutual, together with its subsidiaries, had assets under management in excess of $505 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .60% for the International Bond Fund, ..48% for the Balanced Fund, .50% for the Value Fund, .50% for the Core Value Equity Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Discovery Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Main Street Small Cap Fund, .58% for the Small Company Opportunities Fund, ..80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2007 or the Funds’ annual report to shareholders dated October 31, 2007.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class N shares of the Funds is .2644% to .4568%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2007, AllianceBernstein managed approximately $800 billion in assets.

Marilyn G. Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak joined Bernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the U.S. Large Cap Value Equity Investment Policy Group. From 1993-2000, Ms. Fedak was Chief Investment Officer for U.S. Value Equities. In 2003, she named John Mahedy, a Senior Vice President, her Co-CIO. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak is also a Director of SCB Inc. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000. Early in her career at Bernstein, she played a key role in developing its U.S. Diversified Value service. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983.

John P. Mahedy

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Mahedy was named Co-CIO for U.S. Value Equities in 2003. He continues to serve as director of research for U.S. Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior

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research analyst in Bernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services briefly at Morgan Stanley for three years in the early 1990s.

Christopher W. Marx

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Marx is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He joined the firm in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent six years as a consultant for Deloitte & Touche and the Boston Consulting Group.

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He is also chairman of Bernstein’s Proxy Voting Committee. Before joining Bernstein in 1994, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis from 1992 to 1993. Previously, he was at State Street Research and Management Co. in Boston from 1972 to 1992, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and a portion of the portfolio of the Core Value Equity Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2007 of more than $95 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 19 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank and Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over nine years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 30 years of investment experience and has been associated with MassMutual since 1985.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Mr. Cao. He is also responsible for

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asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 20 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 32 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 33 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 22 years of investment experience with Babson Capital.

Charles Sanford

is a member of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2004, Mr. Sanford was Vice President of Sales and Marketing of Millivision, Inc., a technology company specializing in imaging systems, from 2002-2003. Prior to that, Mr. Sanford was President and Founder of University Angels, Inc., in which capacity he raised capital and managed a private equity portfolio.

Douglas M. Trevallion

is a member of the investment team primarily responsible for the day-to-day management of the Short Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2000, Mr. Trevallion was employed at Massachusetts Mutual Life Insurance Company. Mr. Trevallion is a Chartered Financial Analyst and has over 18 years of industry experience.

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Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the International Bond Fund and Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2007 the BAM Group managed approximately US$54.96 billion on behalf of clients located around the world. Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working first with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

Kevin Lorkins

is a portfolio manager for the International Bond Fund. Mr. Lorkins is Head of Baring’s Regional Aggregate Portfolio Construction Group and is responsible for managing and setting strategy for Baring’s Sterling Fixed Income products and for research into the Sterling market. Mr. Lorkins joined Baring Asset Management in June 2006. Previously at Morley Fund Management, Mr. Lorkins was Head of UK Sovereign products. He was also a member of the asset allocation committee. Prior to Morley, Mr. Lorkins worked at Provident Mutual and then at General Accident for 20 years where he carried out a number of roles including Senior Investment Manager, Bonds and Treasury and Head of Fixed Income.

Toby Nangle

is the lead portfolio manager for the International Bond Fund. Mr. Nangle is Head of Baring’s Global Portfolio Construction Group and is a member of the Strategic Policy Group, Baring’s global macro research and asset allocation team. He is responsible for managing, among others, the Global Aggregate product. Mr. Nangle joined Baring Asset Management in 1997 and has developed a range of proprietary credit modeling tools and contributed to the development of the credit investment process during his tenure. Previous roles on the team have involved research of high yield and emerging market debt, US Investment grade credit and the US Treasury market.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, manages the investments of the Capital Appreciation Fund and Global Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2007, OFI managed assets of approximately $260 billion.

Marc L. Baylin

is the portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Senior Vice President of OFI since August 2004 and was previously a Vice President of OFI from January 1997 to July 2004.

OFI Institutional Asset Management, Inc. (“OFI Institutional”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Core Growth Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street

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Small Cap Fund, Small Company Opportunities Fund, International Equity Fund and a portion of the portfolio of the Core Value Equity Fund. OFI Institutional is a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual. As of December 31, 2007, OFI Institutional had approximately $12.7 billion in assets under management.

Marc L. Baylin

is the portfolio manager of the Core Growth Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in July 2007. Mr. Baylin is also a Vice President of OFI, which he joined in September 2005. Previously, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

John Damian

is the portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in February 2007. Mr. Evans is a Senior Vice President and portfolio manager of OFI, which he joined in 1990. Prior to joining OFI, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Prasad. Ms. Mendel Han, a Vice President of OFI Institutional, has over 20 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Mendel Han was a Managing Director and portfolio manager at Babson Capital since 1994. Previously, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Christopher Leavy

is the portfolio manager of the Value Fund and a portion of the Core Value Equity Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Small Company Opportunities Fund, the Main Street Fund and the Main Street Small Cap Fund. Mr. Monoyios, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Monoyios is a Senior Vice President of OFI, which he joined in 1998. Previously, he was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han. Ms. Prasad, a Vice President of OFI Institutional, is a Chartered Financial Analyst with over 13 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Prasad was a Managing Director and portfolio manager at Babson Capital since 1994.

Marc R. Reinganum

is a co-portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI Institutional, which he joined in February 2007. Dr. Reinganum is a Vice President of OFI, which he joined in September 2002. Previously, he was the Mary Jo Vaughn Rauscher Chair in Financial Investments at

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Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Steinmetz is a Senior Vice President of OFI, which he joined in 1986. Previously, he was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

Mark Zavanelli

is a co-portfolio manager of the Small Company Opportunities Fund and the Main Street Small Cap Fund. Mr. Zavanelli, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in June 2006. Mr. Zavanelli is a Vice President of OFI which he joined in May 1998. Previously, he served as President of Waterside Capital Management, a registered investment adviser from August 1995 through April 1998.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the International Bond Fund, the Balanced Fund, the Core Value Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Discovery Value Fund, the Main Street Small Cap Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class N shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class N shares of the Funds may also be purchased by the following Eligible Purchasers:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans;

•	Individual retirement accounts described in Code Section 408;

•	Voluntary employees’ beneficiary associations described in Code Section 501(c)(9); and

•	Other institutional investors.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMutual, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase shares. There is no minimum plan or institutional investor size to purchase Class N shares.

Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class N shares are sold at net asset value per share without an initial sales charge. Therefore, for Class N shares, 100% of your money is invested in the Fund or Funds of your choice. The Funds have adopted Rule 12b-1 Plans for Class N shares of the Funds.

Under the Class N Rule 12b-1 Plans, each Fund pays the Distributor an annual distribution fee of .25%.

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Each Fund also pays .25% in service fees to MassMutual each year under the Class N Rule 12b-1 Plans. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N shares, including any advance of Rule 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class N shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Annual compensation paid on account of Class N shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•

Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual or another intermediary authorized for this purpose. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the International Bond Fund, Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any fund (except the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, High Yield Fund and International Bond Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds do not accommodate excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such

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activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders – For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with State Street Bank and Trust Company (“State Street”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to State Street. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to State Street. Transaction orders placed in writing should be addressed to State Street Bank and Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•

A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•

The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•

The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to State Street.

Contingent Deferred Sales Charges

If Class N shares are redeemed within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

All contingent deferred sales charges will be based on the lesser of the NAV of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

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•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class N Contingent Deferred Sales Charges

The Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•

Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•

Redemptions of Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Code.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class N shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a present or former portfolio manager of the Fund.

Determining Net Asset Value

The Trust calculates the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class

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[1]

The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In general, a Fund that fails to distribute at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) will be subject to a 4% excise tax on the undistributed amount. Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor whether distributed in cash or additional shares. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been temporarily

–  94  –

reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund, however, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. Each of the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays, in which case a shareholder must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to

–  95  –

withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Previous legislation provided that for taxable years of a fund beginning before January 1, 2008, a Fund was not required to withhold any amounts with respect to (i) distributions of net short-term capital gains in excess of net long-term capital losses, and (ii) distributions of U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, in each case to the extent that the Fund properly designated such distributions. This exemption from withholding is no longer effective, but pending legislation could reinstate and extend it for one year.

The discussion above is very general. Shareholders should consult their tax adviser for more information about the effect that an investment in a Fund could have on their own tax situation, including possible state, local and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

–  96  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The International Bond Fund and Core Value Equity Fund each commenced operations on December 20, 2007 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03		Period ended 12/31/02ÙÙ
Net asset value, beginning of period	$10.20		$10.16		$10.47	$10.25		$10.30		$10.31

Income (loss) from investment operations:
Net investment income (loss)	0.39	***	0.36	***	0.24 ***	0.25	***	0.31	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.12		0.03		(0.19)	(0.03)		(0.00	)†	(0.01)

Total income (loss) from investment operations	0.51		0.39		0.05	0.22		0.31		(0.01)

Less distributions to shareholders:
From net investment income	(0.40)		(0.35)		(0.33)	-		(0.36)		-
Tax return of capital	-		-		(0.03)	-		-		-

Total distributions	(0.40)		(0.35)		(0.36)	-		(0.36)		-

Net asset value, end of period	$10.31		$10.20		$10.16	$10.47		$10.25		$10.30

Total Return(a)	5.25%	(b)	3.74%	(b)	0.62% (b)	2.15%	**(b)	2.98%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,006		$103		$103	$106		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.30%		1.30%		1.29%	1.29%	*	1.29%		-	‡
After expense waiver	1.22%	#	1.22%	#	1.22% #	1.25%	*#	N/A		N/A
Net investment income (loss) to average daily net assets	3.80%		3.61%		2.39%	2.92%	*	2.92%		-	‡
Portfolio turnover rate	332%		156%		114%	78%	**	41%		19%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period from January 1,2004 through October 31, 2004.
ÙÙ	Class N commenced operations on December 31, 2002.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  97  –

MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03Ù
Net asset value, beginning of period	$10.25		$10.55	$10.61	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.41 ***	0.48 ***	0.22	***	-
Net realized and unrealized gain (loss) on investments	0.29		(0.23)	(0.31)	0.39		-

Total income from investment operations	0.51		0.18	0.17	0.61		0.00

Less distributions to shareholders:
From net investment income	(0.32)		(0.47)	(0.22)	-		-
From net realized gains	-		(0.01)	(0.01)	-		-

Total distributions	(0.32)		(0.48)	(0.23)	-		-

Net asset value, end of period	$10.44		$10.25	$10.55	$10.61		$10.00

Total Return(a)	5.17%	(b)	1.77% (b)	1.60% (b)	6.10%	**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$234		$212	$113	$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%		1.35%	1.34%	1.41%	*	-	‡
After expense waiver	1.30%	#	N/A	N/A	1.38%	*#	N/A
Net investment income (loss) to average daily net assets	2.24%		4.00%	4.49%	2.62%	*	-	‡
Portfolio turnover rate	17%		4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  98  –

MASSMUTUAL PREMIER CORE BOND FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04ÙÙ		Year ended 12/31/03	Period ended 12/31/02Ù
Net asset value, beginning of period	$10.73		$10.76		$10.79		$10.84		$11.15	$11.16

Income (loss) from investment operations:
Net investment income (loss)	0.42	***	0.40	***	0.36	***	0.29	***	0.34 ***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.09		0.00	†	(0.33)		0.08		0.16	(0.01)

Total income (loss) from investment operations	0.51		0.40		0.03		0.37		0.50	(0.01)

Less distributions to shareholders:
From net investment income	(0.32)		(0.43)		(0.06)		(0.32)		(0.66)	-
From net realized gains	-		-		-		(0.10)		(0.15)	-

Total distributions	(0.32)		(0.43)		(0.06)		(0.42)		(0.81)	-

Net asset value, end of period	$10.92		$10.73		$10.76		$10.79		$10.84	$11.15

Total Return(a)	4.91%	(b)	3.86%	(b)	0.30%	(b)	3.45%	**(b)	4.51% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,244		$377		$1,367		$1,107		$1,215	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%		1.36%		1.36%		1.34%	*	1.36%	-	‡
After expense waiver	1.28%	#	1.28%	#	1.28%	#	1.30%	*#	N/A	N/A
Net investment income (loss) to average daily net assets	3.89%		3.77%		3.30%		3.13%	*	2.94%	-	‡
Portfolio turnover rate	394%		197%		219%		178%	**	146%	187%

*	Annualized
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	Class N commenced operations on December 31, 2002.
ÙÙ	For the period January 1, 2004 through October 31, 2004.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  99  –

MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Period ended 12/31/02ÙÙ
Net asset value, beginning of period	$10.73		$10.65		$10.96	$10.55		$10.02	$10.03

Income (loss) from investment operations:
Net investment income (loss)	0.44	***	0.41	***	0.36 ***	0.30	***	0.40 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.08		0.04		(0.30)	0.11		0.37	(0.01)

Total income (loss) from investment operations	0.52		0.45		0.06	0.41		0.77	(0.01)

Less distributions to shareholders:
From net investment income	(0.41)		(0.37)		(0.32)	-		(0.21)	-
From net realized gains	-		-		(0.05)	-		(0.03)	-

Total distributions	(0.41)		(0.37)		(0.37)	-		(0.24)	-

Net asset value, end of period	$10.84		$10.73		$10.65	$10.96		$10.55	$10.02

Total Return(a)	5.04%	(b)	4.35%	(b)	0.56% (b)	3.89%	**(b)	7.65% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,608		$1,238		$1,245	$128		$111	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.46%		1.45%		1.45%	1.41%	*	1.44%	-	‡
After expense waiver	1.29%	#	1.29%	#	1.29% #	1.32%	*#	N/A	N/A
Net investment income (loss) to average daily net assets	4.19%		3.95%		3.33%	3.34%	*	3.86%	-	‡
Portfolio turnover rate	427%		208%		137%	84%	**	105%	76%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period January 1, 2004 through October 31, 2004.
ÙÙ	Class N commenced operations on December 31, 2002.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
‡	Amount is de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  100  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$10.26		$10.01		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.43	***	0.41	***	0.31	***
Net realized and unrealized gain (loss) on investments	0.61		0.18		(0.30)

Total income from investment operations	1.04		0.59		0.01

Less distributions to shareholders:
From net investment income	(0.35)		(0.34)		-

Net asset value, end of period	$10.95		$10.26		$10.01

Total Return(a)	10.26%	(b)	6.01%	(b)	0.10%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$589		$479		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.53%		1.56%		1.52%	*
After expense waiver	1.38%	#	1.38%	#	1.38%	*#
Net investment income (loss) to average daily net assets	4.10%		4.07%		3.67%	*
Portfolio turnover rate	131%		159%		159%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charge

–  101  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class N
	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$10.87	$10.62		$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.77 ***	0.75	***	0.70	***
Net realized and unrealized gain (loss) on investments	(0.11)	0.18		(0.36)

Total income from investment operations	0.66	0.93		0.34

Less distributions to shareholders:
From net investment income	(0.63)	(0.63)		(0.11)
From net realized gains	(0.02)	(0.05)		-

Total distributions	(0.65)	(0.68)		(0.11)

Net asset value, end of year	$10.88	$10.87		$10.62

Total Return(a)	6.08% (b)	9.29%	(b)	3.25%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,949	$1,963		$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.43%	1.45%		1.45%
After expense waiver	N/A	1.45%	#	1.45%	#
Net investment income (loss) to average daily net assets	7.11%	7.10%		6.60%
Portfolio turnover rate	93%	61%		59%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  102  –

MASSMUTUAL PREMIER BALANCED FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04Ù		Year ended 12/31/03		Period ended 12/31/02ÙÙ
Net asset value, beginning of period	$10.21		$9.37		$9.00		$8.77		$7.63		$7.63

Income (loss) from investment operations:
Net investment income (loss)	0.20	***	0.18	***	0.15	***	0.08	***	0.12	***	(0.00	) ***†
Net realized and unrealized gain (loss) on investments	0.75		0.84		0.34		0.15		1.19		(0.00	)†

Total income (loss) from investment operations	0.95		1.02		0.49		0.23		1.31		(0.00)

Less distributions to shareholders:
From net investment income	(0.19)		(0.18)		(0.12)		-		(0.17)		-

Net asset value, end of period	$10.97		$10.21		$9.37		$9.00		$8.77		$7.63

Total Return(a)	9.48%	(b)	11.03%	(b)	5.49%	(b)	2.62%	**(b)	17.22%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$147		$137		$416		$544		$523		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.51%		1.52%		1.48%		1.49%	*	1.47%		-	‡
After expense waiver	1.47%	#	1.47%	#	1.47%	#	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	1.92%		1.81%		1.60%		1.13%	*	1.38%		-	‡
Portfolio turnover rate	194%		150%		139%		104%	**	95%		94%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period from January 1, 2004 through October 31, 2004.
ÙÙ	Class N commenced operations on December 31, 2002.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.
‡	Amount is de minimis due to short period of operations.

–  103  –

MASSMUTUAL PREMIER VALUE FUND

	Class N
	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$18.68	$16.78		$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.06 ***	0.04	***	0.19	***
Net realized and unrealized gain (loss) on investments	2.91	2.12		0.79

Total income from investment operations	2.97	2.16		0.98

Less distributions to shareholders:
From net investment income	(0.81)	(0.17)		(0.07)
From net realized gains	(0.33)	(0.09)		-

Total distributions	(1.14)	(0.26)		(0.07)

Net asset value, end of year	$20.51	$18.68		$16.78

Total Return(a)	16.64% (b)	13.06%	(b)	6.18%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$132	$762		$182
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	1.42%		1.40%
After expense waiver	N/A	1.42%	#	N/A
Net investment income (loss) to average daily net assets	0.31%	0.23%		1.13%
Portfolio turnover rate	151%	157%		53%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  104  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

	Class N
	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$13.48	$12.16		$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.15 ***	0.15	***	0.15	***
Net realized and unrealized gain (loss) on investments	0.79	2.18		1.15

Total income from investment operations	0.94	2.33		1.30

Less distributions to shareholders:
From net investment income	(0.12)	(0.10)		(0.04)
From net realized gains	(1.08)	(0.91)		(0.06)
Tax return of capital	(0.03)	-		-

Total distributions	(1.23)	(1.01)		(0.10)

Net asset value, end of year	$13.19	$13.48		$12.16

Total Return(a)	7.26% (b)	20.35%	(b)	11.96%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$468	$134		$111
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	1.45%		1.47%
After expense waiver	1.40% #	1.40%	#	1.40%	#
Net investment income (loss) to average daily net assets	1.13%	1.23%		1.27%
Portfolio turnover rate	139%	144%		150%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  105  –

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$12.44		$10.77		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.07	***	0.08	***
Net realized and unrealized gain (loss) on investments	1.39		1.66		0.78

Total income from investment operations	1.44		1.73		0.86

Less distributions to shareholders:
From net investment income	(0.05)		(0.06)		(0.04)

Net asset value, end of year	$13.83		$12.44		$10.77

Total Return(a)	11.58%	(b)	16.13%	(b)	8.66%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$636		$125		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.43%		1.49%		1.51%
After expense waiver	1.40%	#	1.40%	#	1.40%	#
Net investment income (loss) to average daily net assets	0.39%		0.57%		0.75%
Portfolio turnover rate	148%		163%		154%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  106  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$11.58		$10.11		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.03	***	0.03	***
Net realized and unrealized gain (loss) on investments	1.49		1.50		0.08

Total income from investment operations	1.54		1.53		0.11

Less distributions to shareholders:
From net investment income	(0.04)		(0.06)		-
From net realized gains	(0.56)		-		-

Total distributions	(0.60)		(0.06)		-

Net asset value, end of period	$12.52		$11.58		$10.11

Total Return(a)	13.87%	(b)	15.07%	(b)	1.20%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$125		$116		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.57%		1.57%		1.55%	*
After expense waiver	1.46%	#	1.53%	#	1.53%	*#
Net investment income (loss) to average daily net assets	0.45%		0.31%		0.31%	*
Portfolio turnover rate	105%		110%		78%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  107  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$10.90		$10.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	2.44		0.93		0.05

Total income from investment operations	2.37		0.87		0.03

Net asset value, end of period	$13.27		$10.90		$10.03

Total Return(a)	21.74%	(b)	8.67%	(b)	0.30%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,624		$1,014		$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.53%		1.53%		1.53%	*
After expense waiver	1.46%	#	1.46%	#	1.46%	*#
Net investment income (loss) to average daily net assets	(0.58)%		(0.62)%		(0.29)%	*
Portfolio turnover rate	57%		58%		59%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  108  –

MASSMUTUAL PREMIER CORE GROWTH FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$9.15		$9.04		$8.39

Income (loss) from investment operations:
Net investment income (loss)	(0.08	)***	(0.06	)***	0.01	***
Net realized and unrealized gain (loss) on investments	2.23		0.17		0.67

Total income from investment operations	2.15		0.11		0.68

Less distributions to shareholders:
From net investment income	-		-		(0.03)

Net asset value, end of period	$11.30		$9.15		$9.04

Total Return(a)	23.50%	(b)	1.22%	(b)	8.10%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$138		$110		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.57%		1.55%		1.52%
After expense waiver	1.50%	#	1.50%	#	1.50%	#
Net investment income (loss) to average daily net assets	(0.81)%		(0.70)%		0.15%
Portfolio turnover rate	117%		164%		35%

***	Per share amount calculated on the average shares method.
Ù	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  109  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$9.11		$8.22		$7.65

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	0.01	***
Net realized and unrealized gain (loss) on investments	1.62		0.90		0.59

Total income from investment operations	1.61		0.89		0.60

Less distributions to shareholders:
From net investment income	-		-		(0.03)

Net asset value, end of year	$10.72		$9.11		$8.22

Total Return(a)	17.67%	(b)	10.83%	(b)	7.88%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$140		$119		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%		1.42%		1.46%
After expense waiver	N/A		1.38%	#	1.40%	#
Net investment income (loss) to average daily net assets	(0.06)%		(0.07)%		0.14%
Portfolio turnover rate	181%		163%		127%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  110  –

MASSMUTUAL PREMIER DISCOVERY VALUE FUND

	Class N
	Year ended 10/31/07		Period ended 10/31/06†
Net asset value, beginning of period	$11.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	0.04	***
Net realized and unrealized gain (loss) on investments	2.39		1.50

Total income from investment operations	2.34		1.54

Less distributions to shareholders:
From net investment income	(0.02)		(0.00	)††
From net realized gains	(0.93)		-

Total distributions	(0.95)		(0.00)

Net asset value, end of period	$12.93		$11.54

Total Return(a)	21.58%	(b)	15.42%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$883		$116
Ratio of expenses to average daily net assets:
Before expense waiver	2.07%		2.30%	*
After expense waiver	1.70%	#	1.70%	*#
Net investment income (loss) to average daily net assets	(0.39)%		0.44%	*
Portfolio turnover rate	119%		180%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
††	Amount is less then $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflect these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  111  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$16.17		$14.67		$13.95

Income (loss) from investment operations:
Net investment income (loss)	(0.10	) ***	(0.13	) ***	(0.12	) ***
Net realized and unrealized gain (loss) on investments	0.65		2.15		0.84

Total income from investment operations	0.55		2.02		0.72

Less distributions to shareholders:
From net realized gains	(1.40)		(0.52)		-

Net asset value, end of year	$15.32		$16.17		$14.67

Total Return(a)	3.50%	(b)	14.19%	(b)	5.16%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,537		$1,520		$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%		1.62%		1.62%
After expense waiver	1.60%	#	1.60%	#	1.60%	#
Net investment income (loss) to average daily net assets	(0.65)%		(0.81)%		(0.82)%
Portfolio turnover rate	70%		33%		32%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  112  –

MASSMUTUAL PREMIER MAIN STREET SMALL CAP FUND

	Class N
	Year ended 10/31/07		Period ended 10/31/06Ù
Net asset value, beginning of period	$10.44		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.00		0.45

Total income from investment operations	1.01		0.44

Less distributions to shareholders:
From net investment income	-		-
From net realized gains	(0.01)		-

Total distributions	(0.01)		-

Net asset value, end of period	$11.44		$10.44

Total Return(a)	9.67%	(b)	4.40%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$33		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.70%		5.38%	*
After expense waiver	1.49%	#	1.49%	*#
Net investment income (loss) to average daily net assets	0.11%		(0.54)%	*
Portfolio turnover rate	127%		17%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  113  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05Ù
Net asset value, beginning of year	$16.87		$16.79		$15.79

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.10	)***	(0.11	)***
Net realized and unrealized gain (loss) on investments	1.24		1.62		1.11

Total income from investment operations	1.25		1.52		1.00

Less distributions to shareholders:
From net realized gains	(5.70)		(1.44)		(0.00	)†

Net asset value, end of year	$12.42		$16.87		$16.79

Total Return(a)	9.54%	(b)	9.45%	(b)	6.36%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$104		$140		$140
Ratio of expenses to average daily net assets:
Before expense waiver	1.58%		1.52%		1.50%
After expense waiver	1.49%	#	1.49%	#	1.49%	#
Net investment income (loss) to average daily net assets	0.06%		(0.58)%		(0.63)%
Portfolio turnover rate	111%		134%		45%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  114  –

MASSMUTUAL PREMIER GLOBAL FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$12.48		$10.56		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.06	***	0.02	***
Net realized and unrealized gain (loss) on investments	2.24		1.88		0.54

Total income from investment operations	2.27		1.94		0.56

Less distributions to shareholders:
From net investment income	(0.11)		(0.02)		-
From net realized gains	(0.33)		-		-

Total distributions	(0.44)		(0.02)		-

Net asset value, end of period	$14.31		$12.48		$10.56

Total Return(a)	18.69%	(b)	18.35%	(b)	5.60%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$864		$574		$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.80%		1.80%		1.79%	*
After expense waiver	1.52%	#	1.52%	#	1.52%	*#
Net investment income (loss) to average daily net assets	0.23%		0.53%		0.27%	*
Portfolio turnover rate	16%		25%		25%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  115  –

MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class N
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04Ù		Year ended 12/31/03		Period ended 12/31/02ÙÙ
Net asset value, beginning of period	$14.40		$11.50		$9.58		$9.42		$6.30		$6.26

Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.03	***	(0.00	)***†	(0.00	)***†	(0.01	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	4.63		2.93		1.92		0.20		3.13		0.04

Total income from investment operations	4.75		2.96		1.92		0.20		3.12		0.04

Less distributions to shareholders:
From net investment income	(0.10)		(0.06)		-		(0.04)		(0.00	)†	-

Net asset value, end of period	$19.05		$14.40		$11.50		$9.58		$9.42		$6.30

Total Return(a)	33.12%	(c)	25.82%	(c)	20.04%	(c)	2.22%	**(c)	49.44%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$308		$232		$186		$155		$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.83%		1.85%		1.84%		1.83%	*	1.82%		-	‡
After expense waiver	1.82%	#	1.82%	#	1.82%	#	1.82%	*(b)	1.81%	(b)	-	‡
Net investment income (loss) to average daily net assets	0.74%		0.23%		(0.01)%		(0.02)%	*	(0.16)%		-	‡
Portfolio turnover rate	25%		27%		26%		32%	**	70%		40%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
Ù	For the period from January 1, 2004 through October 31, 2004.
ÙÙ	Class N commenced operations on December 31, 2002.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.
(c)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  116  –

MASSMUTUAL PREMIER FOCUSED INTERNATIONAL FUND

	Class N
	Year ended 10/31/07		Period ended 10/31/06†
Net asset value, beginning of period	$12.37		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.05	***
Net realized and unrealized gain (loss) on investments	4.80		2.32

Total income from investment operations	4.82		2.37

Less distributions to shareholders:
From net investment income	-		-
From net realized gains	(0.09)		-

Total distributions	(0.09)		-

Net asset value, end of period	$17.10		$12.37

Total Return(a)	39.19%	(b)	23.70%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$847		$151
Ratio of expenses to average daily net assets:
Before expense waiver	2.15%		3.35%	*
After expense waiver	1.88%	#	1.88%	*#
Net investment income (loss) to average daily net assets	0.13%		0.47%	*
Portfolio turnover rate	95%		81%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  117  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Funds’ fundamental investment restrictions can be found in the Funds’ Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The Funds may normally use derivatives:

•

to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to generate additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities

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on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of

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adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time,

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depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Strategic Income Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated. The Strategic Income Fund expects that from time to time investments in loan investment pools may exceed 15% of the Fund’s net assets.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

The International Bond Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

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Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless MassMutual or a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been

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exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/retire. From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class S shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Short Term Bond
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC

Intermediate Term Bond
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC

Multi Sector Bond
MassMutual Premier Strategic Income Fund	OFI Institutional Asset Management, Inc.

High Yield Bond
MassMutual Premier High Yield Fund	Babson Capital Management LLC

International/Global Bond
MassMutual Premier International Bond Fund	Baring International Investment Limited

Asset Allocation/Lifestyle
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Core Value Equity Fund	AllianceBernstein L.P./Babson Capital Management LLC/OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OFI Institutional Asset Management, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid Cap Value
MassMutual Premier Discovery Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Value
MassMutual Premier Small Capitalization Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Core
MassMutual Premier Main Street Small Cap Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Small Company Opportunities Fund	OFI Institutional Asset Management, Inc.

International/Global Large Growth
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 3, 2008

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 75.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance (before and after taxes) is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron Corp.). On October 18, 2005, the MassMutual Short-Term Bond Fund (now known as the MassMutual Premier Short-Duration Bond Fund) and the MassMutual Diversified Bond Fund (now known as the Mass Mutual Premier Diversified Bond Fund) were named as additional defendants in In re Enron Corp. Enron alleges that the dozens of parties named as defendants, including these Funds and certain affiliates of these Funds and Massachusetts Mutual Life Insurance Company (“MassMutual”), were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

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While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund, the Core Bond Fund, the Short-Duration Bond Fund and the Diversified Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million, $3.2 million, $1.3 million and $890 thousand, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

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MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 1.65% for the quarter ended December 31, 2000 and the lowest was 0.14% for the quarters ended December 31, 2003, March 31, 2004 and June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S	4.81%	2.74%	3.60%

Salomon Smith Barney 3-Month Treasury Bill Index(2)	4.74%	2.95%	3.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2007 was 4.02%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses(1)	.46%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$47	$148	$258	$579

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  7  –

MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities. These typically include:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is typically expected to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 3.68% for the quarter ended September 30, 2002 and the lowest was -1.80% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	5.94%	3.81%	4.90%
Return After Taxes on Distributions – Class S	3.93%	2.23%	3.00%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.85%	2.33%	3.03%

Lehman Brothers 1-3 Year Government Bond Index(2)	7.10%	3.18%	4.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  8  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses(1)	.55%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$56	$176	$307	$689

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  9  –

MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, instrumentalities or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is typically adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, selected by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency or instrumentality bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities (as determined at the time of purchase).

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain dollar weighted average credit quality, at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.90% for the quarter ended March 31, 2004 and the lowest was -3.05% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class S	10.92%	5.36%
Return After Taxes on Distributions – Class S	8.84%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	7.08%	3.66%

Lehman U.S. Treasury Inflation Note Index(2)	11.64%	5.80%

–  10  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.06%
Total Annual Fund Operating Expenses(1)	.54%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$55	$173	$302	$677

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.90% for the quarter ended September 30, 2002 and the lowest was -2.94% for the quarter ended June 30, 2004.

–  11  –

Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2007)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (10/1/01)
Babson Composite Class S(1)	10.61%	5.57%	6.74%

Lehman U.S. Treasury Inflation Note Index(2)	11.64%	6.27%	7.41%

(1) Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended (the “1940 Act” and the “Code”), and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  12  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.33% for the quarter ended September 30, 2001 and the lowest was -2.29% for the quarter ended June 30, 2004.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	6.63%	4.46%	5.57%
Return After Taxes on Distributions – Class S	4.57%	2.58%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	4.30%	2.73%	3.52%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses(1)	.59%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$738

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations and bank loans;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities subject to resale issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	swaps, including but not limited to credit default, total rate of return, interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The dollar-weighted average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares(1)

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was -1.93% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class S	6.52%	5.21%	5.58%
Return After Taxes on Distributions – Class S	4.37%	3.69%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	4.23%	3.58%	3.65%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.42%	5.92%

–  16  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.21%
Total Annual Fund Operating Expenses(1)	.71%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$227	$395	$883

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans and investments in loan pools,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI Institutional analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI Institutional’s overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors. When buying or selling securities, OFI Institutional looks for the following (some of which may vary in particular cases and may change over time):

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to be uncorrelated, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI Institutional may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Sector Allocation Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 75.

–  18  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 3.91% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.61% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	9.50%	6.39%
Return After Taxes on Distributions – Class S	7.21%	4.69%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	6.28%	4.48%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.62%
Citigroup World Government Bond Index(3)	10.95%	3.16%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OppenheimerFunds, Inc. (“OFI”) as the Fund’s Sub-Adviser on March 1, 2007.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.23%
Total Annual Fund Operating Expenses	.78%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.71%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$242	$426	$960

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .71%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  19  –

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.64% for the quarter ended June 30, 2003 and the lowest was -3.35% for the quarter ended September 30, 1998.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class S*	9.52%	10.27%	7.05%

Lehman Brothers Aggregate Bond Index^	6.97%	4.42%	5.97%
Citigroup World Government Bond Index^^	10.95%	6.81%	6.31%

* Performance shown is from a mutual fund managed by the portfolio manager of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Strategic Income Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Steinmetz has managed the OFI Fund for the entire period shown. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

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MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank loans and other fixed income securities, of both U.S. and foreign issuers. The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 11.09% for the quarter ended June 30, 2003 and the lowest was -3.03% for the quarter ended June 30, 2001.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (9/05/00)
Return Before Taxes Class S(2)	0.95%	10.70%	7.92%

Lehman Brothers U.S. Corporate High Yield Index(3)	1.87%	10.90%	6.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares.

(3) The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/01/04)
Return Before Taxes – Class S		0.95%	5.57%
Return After Taxes on Distributions – Class S	-	1.83%	3.01%
Return After Taxes on Distributions and Sale of Fund Shares – Class S		0.67%	3.29%

Lehman Brothers U.S. Corporate High Yield Index(3)		1.87%	5.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses(1)	.68%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$69	$218	$379	$847

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier International Bond Fund

Investment Objective

The Fund seeks to achieve a high total rate of return.

Principal Investment Strategies and Risks

The Fund invests, under normal circumstances, at least 80% of its net assets in foreign fixed income securities. The Fund primarily invests in fixed income securities invested in markets represented by the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index (the “Index”). The Fund may hold fixed income securities which pay either fixed or floating interest rates.

The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better) or, if no such rating exists, in securities of comparable quality as determined by the Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”).

The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities and convertible securities. The Fund intends to invest in options and warrants only on a short-term basis and only in those circumstances where they are issued in conjunction with the issuance of a fixed income security.

The average duration of the Fund’s portfolio is generally expected to be within +/ – 3 years of the duration of the Index and the minimum average credit quality of the Fund’s portfolio is expected to be no less than AA-.

The Fund may invest up to 20% of its total assets in any single Government or Agency Backed Security from an Index market and may invest up to 10% of its total assets in any other single security (other than cash and cash equivalents). The Fund may also invest up to 10% of its total assets in the securities of any single issuer excluding securities of any government, government agency or supranational entity from an Index market.

The Fund will invest such that the percentage weight within the Fund of the listed blocs will not vary by more than the following percentage limitations:

•

European states participating in the Euro Currency – 0% to Index Weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; Japan – 0% to Index Weighting + 30%

The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, an increase or decrease in value of a single issuer could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 77.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance

This Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  24  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.33%
Total Annual Fund Operating Expenses	.93%

Less Expense Reimbursement	(.18%	)
Net Fund Expenses(2)(3)	.75%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$77	$278

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier International Bond Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 13.62% for the quarter ended June 30, 2002 and the lowest was -6.66% for the quarter ended March 31, 1999.

–  25  –

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Baring Composite
Class S*	10.32%	6.64%	5.05%

Citigroup non-USD World Gov’t Bond Index^	11.45%	7.54%	6.30%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Citigroup non-USD World Gov’t Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  26  –

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MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in a diverse portfolio of money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 30% and no more than 50% of the Fund’s net assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s net assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s net assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 10.13% for the quarter ended June 30, 2003 and the lowest was -9.67% for the quarter ended September 30, 2002.

–  28  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	5.55%	9.55%	3.90%
Return After Taxes on Distributions – Class S	4.51%	8.77%	2.24%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	4.18%	7.96%	2.51%

S&P 500® Index(2)	5.49%	12.82%	5.91%
Lipper Balanced Fund Index(3)	6.53%	10.33%	6.16%
Lehman Brothers Aggregate Bond Index(4)	6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.16%
Total Annual Fund Operating Expenses(2)	.64%

Less Expense Reimbursement(3)	(.02%	)
Net Fund Expenses(4)	.62%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$63	$203	$355	$796

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses through March 1, 2009. This agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies with different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached OFI Institutional’s target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 15.39% for the quarter ended June 30, 2003 and the lowest was -17.77% for the quarter ended September 30, 1998.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S(2)	6.42%	12.63%	6.35%

Russell 1000® Value Index(3)	-0.17%	14.63%	7.68%
S&P 500 Index(4)	5.49%	12.82%	5.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

–  30  –

(2) Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class L shares.

(3) The Russell 1000 Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(4) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	6.42%	9.90%
Return After Taxes on Distributions – Class S	3.81%	8.34%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	6.24%	8.06%

Russell 1000® Value Index(3)	-0.17%	11.67%
S&P 500® Index(4)	5.49%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.10%
Total Annual Fund Operating Expenses(1)	.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$192	$335	$750

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  31  –

MassMutual Premier Core Value Equity Fund

Investment Objectives

This Fund seeks to achieve long-term growth of capital and income.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.

In selecting securities for purchase or sale by the Fund, OFI Institutional Asset Management, Inc. (“OFI Institutional”) selects securities through a fundamental assessment of their individual merits. This is called a “bottom up approach.” OFI Institutional invests in both U.S. securities and up to 25% of the total assets, of its portion of the Fund’s portfolio in foreign securities. OFI Institutional uses fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

AllianceBernstein L.P. (“AllianceBernstein”), through the investment professionals of its Bernstein Value Equities unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. AllianceBernstein will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. AllianceBernstein seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers. To control tracking error, AllianceBernstein typically holds securities that make up a large part of the Russell 1000® Value Index. If such securities are ranked toward the bottom of the universe, AllianceBernstein will generally underweight them relative to the benchmark.

Babson Capital Management LLC (“Babson Capital”) uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index, the Russell 1000 Value Index, that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing its portion of the Fund’s portfolio. Babson Capital may engage in active and frequent trading of portfolio securities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

–  32  –

These Risks are described beginning on page 75.

Annual Performance

The Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)(2)	.33%
Total Annual Fund Operating Expenses	.83%

Less Expense Reimbursement	(.23%	)
Net Fund Expenses(3)(4)	.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$61	$242

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	Other Expenses include Acquired Fund fees and expenses which represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 0.60%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

Performance for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser, or certain of their affiliates, for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Core Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund.

	Highest Quarter	Lowest Quarter
AllianceBernstein Composite	16.45%, 2Q 2003	-18.85%, 3Q 2002
Babson Capital Composite	16.56%, 2Q 2003	-18.12%, 3Q 2002
OFI Institutional Mutual Fund	16.99%, 2Q 2003	-16.54%, 3Q 2001

Average Annual Total Returns for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for accounts managed by each Sub-Adviser, or certain of their affiliates, with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/1/1999)
AllianceBernstein Composite
Class Y*	-3.61%	13.18%	7.78%

Russell 1000 Value Index^	-0.17%	14.63%	6.86%

	One Year	Five Years	Since Inception (6/1/2000)
Babson Capital Composite
Class S*	-1.38%	14.94%	7.74%

Russell 1000 Value Index^	-0.17%	14.63%	7.11%

	One Year	Five Years	Since (11/1/2000)
OFI Mutual Fund
Class S*	6.70%	15.39%	9.31%

Russell 1000 Value Index^	-0.17%	14.63%	6.74%

* For AllianceBernstein, performance shown is the composite of all portfolios with about 150 stocks managed by AllianceBernstein with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. For Babson Capital, performance shown is the composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class S fees and expenses. For AllianceBernstein and Babson Capital, some of the portfolios are mutual funds registered under the 1940 Act and some are private accounts. For OFI Institutional, performance shown is from a mutual fund managed by the portfolio manager of the Fund for Oppenheimer Funds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class S fees and expenses. OFI Institutional is a wholly owned subsidiary of OFI. The performance is of the Oppenheimer Value Fund, which is registered under the 1940 Act. Mr. Leavy has managed the Oppenheimer Value Fund since November 1, 2000. The investment returns assume the reinvestment of dividends and capital gains distributions. For AllianceBernstein, the bar chart is based on Class Y expenses. For Babson Capital and OFI Institutional, the bar chart is based on Class S expenses. The composite and mutual fund performance is provided solely to illustrate each Sub-Adviser’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite portfolios were not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite and mutual fund performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the mutual funds and accounts advised by each Sub-Adviser is not indicative of future rates of return and is no indication of future performance of the Fund.

–  34  –

^ The Russell 1000 Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  35  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Value Index was $493.55 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 16.52% for the quarter ended June 30, 2003 and the lowest was -18.19% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class S(2)	-	1.40%	14.32%	7.64%

Russell 1000 Value Index(3)	-	0.17%	14.63%	7.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares.

–  36  –

(3) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	-1.40%	11.48%
Return After Taxes on Distributions – Class S	-2.46%	9.97%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-0.04%	9.40%

Russell 1000® Value Index(3)	-0.17%	11.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.10%
Acquired Fund Fees and Expenses(1)	.02%
Total Annual Fund Operating Expenses(2)(3)	.62%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$63	$199	$346	$774

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1) Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2) Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  37  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the S&P 500 Index was $915.98 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500 Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 23.85% for the quarter ended December 31, 1998 and the lowest was -17.55% for the quarter ended December 31, 2000.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S(2)	4.58%	12.72%	4.72%

S&P 500 Index(3)	5.49%	12.82%	5.91%

–  38  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2) Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	4.58%	10.87%
Return After Taxes on Distributions – Class S	4.37%	10.65%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.24%	9.36%

S&P 500® Index(3)	5.49%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.19%
Total Annual Fund Operating Expenses(2)	.69%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(3)(4)	.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$212	$375	$850

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .59%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  39  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•

Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” models. The “top down” models are primarily used to help OFI Institutional determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships. The “bottom up” models help OFI Institutional identify the most attractive stocks within each market capitalization category. These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other. OFI Institutional typically follows and analyzes more than 3,000 stocks on a daily basis.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 6.58% for the quarter ended December 31, 2006 and the lowest quarterly return was -5.28% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	4.32%	8.35%
Return After Taxes on Distributions – Class S	1.05%	6.68%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	4.98%	6.69%

S&P 500 Index(2)	5.49%	8.56%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  40  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.17%
Total Annual Fund Operating Expenses(2)	.82%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(3)(4)	.71%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$251	$444	$1,003

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009 to the extent that Net Fund Expenses would otherwise exceed .71%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 14.14% for the quarter ended June 30, 2003 and the lowest was -16.45% for the quarter ended September 30, 2002.

–  41  –

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since 5/1998
OFI Mutual Fund
Class S*	4.44%	12.36%	4.74%

S&P 500® Index^	5.49%	12.82%	4.59%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Main Street Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Monoyios has managed the OFI Fund since April 20, 1998 and Mr. Reinganum has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

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MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	companies in businesses with above-average growth potential,

•	companies with growth rates that OFI believes are sustainable over time, and

•	stocks with reasonable valuations relative to their growth potential.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 7.15% for the quarter ended September 30, 2007 and the lowest quarterly return was -4.66% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	13.80%	8.80%
Return After Taxes on Distributions – Class S	13.41%	8.66%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	9.47%	7.57%

Russell 1000® Growth Index(2)	11.81%	8.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  44  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.13%
Total Annual Fund Operating Expenses	.78%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.71%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$242	$426	$960

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Expenses would otherwise exceed .71%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 29.03% for the quarter ended December 31, 1999 and the lowest was -19.82% for the quarter ended September 30, 2001.

–  45  –

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class S*	14.26%	12.52%	7.50%

Russell 1000 Growth Index^	11.81%	12.11%	3.83%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Capital Appreciation Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Baylin has managed or co-managed the OFI Fund since October 6, 2005. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI Institutional, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although the Fund does not expect to have more than 35% of its net assets invested in foreign securities.

OFI Institutional looks for stocks of companies with growth potential, and seeks broad allocation among industries and sectors. Currently, OFI Institutional seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI Institutional may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 17.82% for the quarter ended December 31, 1999 and the lowest was -19.66% for the quarter ended September 30, 2001.

–  48  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (1/20/98)
Return Before Taxes –Class S	14.83%	10.09%	3.01%
Return After Taxes on Distributions – Class S	14.83%	10.02%	2.47%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	9.64%	8.78%	2.38%

Russell 1000 Growth Index(2)	11.81%	12.11%	3.87%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.27%
Total Annual Fund Operating Expenses	.82%

Less Expense Reimbursement	(.07%)
Net Fund Expenses(1)(2)	.75%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$255	$448	$1,007

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .75%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  49  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Growth Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Growth Index was $441.28 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 14.21% for the quarter ended June 30, 2003 and the lowest was -20.60% for the quarter ended March 31, 2001.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class S(2)	11.77%	12.28%	0.98%

Russell 1000 Growth Index(3)	11.81%	12.11%	-0.33%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares.

–  50  –

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	11.77%	10.88%
Return After Taxes on Distributions – Class S	10.75%	10.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	8.02%	9.24%

Russell 1000 Growth Index(3)	11.81%	10.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.07%
Acquired Fund Fees and Expenses(1)	.03%
Total Annual Fund Operating Expenses(2)(3)	.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$192	$335	$750

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  51  –

MassMutual Premier Discovery Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio manager believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 10.94% for the quarter ended December 31, 2006 and the lowest quarterly return was -3.88% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class S	9.56%	15.30%
Return After Taxes on Distributions – Class S	8.01%	12.98%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	6.46%	11.86%

Russell Midcap® Value Index(2)	-1.42%	9.00%
Russell 2500™ Value Index(3)	-7.27%	5.28%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment objective, name and investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund.

(2) The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  52  –

(3) The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.37%
Total Annual Fund Operating Expenses(2)	1.17%

Less Expense Reimbursement	(.24%	)
Net Fund Expenses(3)(4)	.93%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$348	$621	$1,399

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009 to the extent that Net Fund Expenses would otherwise exceed .93%. The Net Fund Expenses shown in the above table may exceed those amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.25% for the quarter ended March 31, 2003 and the lowest was -14.93% for the quarter ended June 30, 2002.

–  53  –

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Year	Since 11/01/2001
OFI Mutual Fund
Class S*	9.47%	22.55%	18.01%

Russell Midcap Value Index^	-1.42%	17.92%	14.43%
Russell 2500 Value Index^^	-7.27%	16.17%	13.39%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Small- & Mid- Cap Value Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Damian has managed or co-managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^ The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  54  –

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MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Value Index. The range of capitalization of companies included in the Russell 2000 Value Index will fluctuate as market prices increase or decrease. As of January 31, 2008, the range of capitalization of companies included in the Russell 2000 Value Index was $36.27 million to $5.97 billion. The Fund’s Sub-Adviser, OFI Institutional, will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Index.

In selecting securities for investment, OFI Institutional considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in OFI Institutional’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. The Fund’s emphasis on fundamental company analysis is enhanced by both computer screening and industry sources, both of which are utilized to narrow the Fund’s initial investment universe. In terms of computer screening, OFI Institutional narrows the universe by screening on various valuation, earnings, and profitability measures. OFI Institutional then makes decisions using fundamental analysis on stocks that come through its initial screens. More specifically, the Fund invests in companies that OFI Institutional believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller and Mid-Cap Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 18.28% for the quarter ended December 31, 2003 and the lowest was -17.90% for the quarter ended September 30, 2002.

–  56  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (12/19/00)
Return Before Taxes Class S	-4.84%	13.67%	9.24%
Return After Taxes on Distributions – Class S	-9.29%	11.94%	7.84%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	1.29%	11.79%	7.81%

Russell 2000® Index(2)	-1.56%	16.25%	8.77%
Russell 2000 Value Index(3)	-9.78%	15.80%	12.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006.

(2) The Russell 2000 Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(3) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

Going forward, the Fund’s performance will be compared to the Russell 2000 Value Index rather than the Russell 2000 Index because the Russell 2000 Value Index more closely represents the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.17%
Total Annual Fund Operating Expenses(1)	.87%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$89	$278	$482	$1,073

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  57  –

MassMutual Premier Main Street Small Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-cap companies. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help determine portfolio weightings within the small cap universe. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation as determined by multiple variables such as earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These Risks are described beginning on page 75.

–  58  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 5.54% for the quarter ended June 30, 2007 and the lowest quarterly return was -5.13% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (09/27/06)
Return Before Taxes – Class S	-1.07%	5.12%
Return After Taxes on Distributions – Class S	-1.80%	4.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-0.53%	4.05%

Russell 2000 Index(2)	-1.56%	5.25%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.33%
Total Annual Fund Operating Expenses	.91%

Less Expense Reimbursement	(.21%	)
Net Fund Expenses(1)(2)	.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$269	$483	$1,100

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.
(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .69%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

–  59  –

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Small Cap Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.79% for the quarter ended June 30, 2003 and the lowest was -16.75% for the quarter ended September 30, 2002.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since 8/1999
OFI Mutual Fund
Class S*	-1.12%	17.42%	14.25%

Russell 2000 Index^	-1.56%	16.25%	8.02%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Main Street Small Cap Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Zavanelli has managed the OFI Fund since August 2, 1999 and Mr. Monoyios has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Small Cap Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Small Cap Fund.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  60  –

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MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser to be realistically valued.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of small-cap companies. Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation a determined by multiple variables including: earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

–  62  –

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (7/20/98)
Class S(2)	-1.30%	10.08%	10.04%

Russell 2000 Index(3)	-1.56%	16.25%	6.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2) Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class A shares.

(3) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	-1.30%	6.03%
Return After Taxes on Distributions – Class S	-7.00%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	0.14%	4.22%

Russell 2000 Index(3)	-1.56%	10.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  63  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.21%
Total Annual Fund Operating Expenses(2)	.79%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(3)(4)	.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$243	$430	$970

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .69%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  64  –

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MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Special Situations Risk and Cyclical Opportunities Risk.

These Risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 9.57% for the quarter ended September 30, 2005 and the lowest quarterly return was -4.00% for the quarter ended December 31, 2007.

–  66  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	6.79%	12.47%
Return After Taxes on Distributions – Class S	5.72%	11.80%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	6.06%	10.75%

MSCI World Index(2)	9.04%	12.73%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.27%
Total Annual Fund Operating Expense	1.07%

Less Expense Reimbursement	(.18%	)
Net Fund Expenses(1)(2)	.89%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$322	$573	$1,289

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .89%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  67  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.53% for the quarter ended December 31, 1999 and the lowest was -18.16% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class S*	6.22%	19.63%	12.18%

MSCI World Index^	9.04%	16.96%	7.00%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Global Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Bhaman has managed the OFI Fund since August 2, 2004. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  68  –

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets.

The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. The Fund’s Sub-Adviser, OFI Institutional, emphasizes investments in common stocks of issuers that the portfolio manager considers to be “growth” companies. The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund currently invests a substantial portion of its assets in stocks of small- to mid-sized companies.

In selecting securities, OFI Institutional focuses on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging.

The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Convertible Securities Risk.

These risks are described beginning on page 75.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 39.46% for the quarter ended December 31, 1999 and the lowest was -29.46% for the quarter ended September 30, 2002.

–  70  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	13.07%	24.06%	8.94%
Return After Taxes on Distributions – Class S	12.70%	23.93%	7.62%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	8.96%	21.54%	7.12%

MSCI EAFE(2)	11.17%	21.59%	8.66%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.25%
Total Annual Fund Operating Expenses(1)	1.10%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$112	$350	$606	$1,340

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest a minimum of 90% of its net assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•

Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 75.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 13.13% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.04% for the quarter ended June 30, 2006.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class S	18.85%	25.39%
Return After Taxes on Distributions – Class S	18.07%	24.89%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	13.00%	21.84%

MSCI EAFE(2)	11.17%	20.31%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Acquired Fund Fees and Expenses(1)	.04%
Total Annual Fund Operating Expenses(2)	1.29%

Less Expense Reimbursement	(.10%	)
Net Fund Expenses(3)(4)	1.19%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$121	$399	$698	$1,548

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that the Net Fund Expenses would otherwise exceed 1.15%. The Net Fund Expenses shown in the above table may exceed those amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

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Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring all for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.54% for the quarter ended June 30, 2003 and the lowest was -19.00% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class S*	20.81%	26.44%	8.12%

MSCI EAFE^	11.17%	21.59%	6.20%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Fund will likely fall. If interest rates fall, most securities held by a Fund paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic,

industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

In the case of stocks and other equity securities (including convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by a Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•

Credit Risk.  This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. These debt securities and unrated securities of similar quality, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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fluctuations and greater risks of loss of income and principal than investment grade securities. A Fund that invests in foreign debt securities is, accordingly, also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•

Management Risk.  Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities.

For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•

Prepayment Risk.  Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on securities to be less than expected when purchased. The interest rate risk described above may be compounded for a Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. A Fund is also subject to reinvestment risk, which is the chance that cash

flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  A Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap

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may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The International Bond Fund is an actively managed non-diversified fund. The

Fund’s Sub-Adviser uses a strategy of limiting the number of issuers which the Fund will hold.

•

Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign

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investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•

Currency Risk.  The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•

Smaller and Mid-Cap Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•

Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies have the

–  78  –

risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•

Value Company Risk.  The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•

Leveraging Risk.  When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. A Fund’s use of derivatives may also create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s fee is based.

•

Sector Allocation Risk.  In allocating the Strategic Income Fund’s investments among the three principal sectors in which the Strategic Income Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, OFI Institutional’s expectations about the relative performance of those sectors may be inaccurate, and the Strategic Income Fund’s returns might be less than other funds using similar strategies.

•

Convertible Securities Risk.  Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•

Lower-Rated Fixed Income Securities Risk.   Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which a Fund invests, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may

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be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•

Portfolio Turnover Risk.  Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

•

Special Situations Risk.  Periodically, the Global Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Global Fund’s investment might not produce the expected gains or could incur a loss for the portfolio.

•

Cyclical Opportunities Risk.  The Global Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if OFI believes they have growth potential. The Global Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Global Fund’s share prices.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have non-Principal risks not identified in this chart.

Risk	Money Market Fund	Short- Duration Bond Fund	Inflation- Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	International Bond Fund	Balanced Fund	Value Fund	Core Value Equity Fund	Enhanced Index Value Fund	Enhanced Index Core Equity Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk								X

Foreign Investment Risk		X	X	X	X	X	X	X	X	X	X

Emerging Markets Risk		X		X	X	X	X	X	X	X	X

Currency Risk		X	X	X	X	X	X	X	X	X	X

Smaller and Mid-Cap Company Risk										X	X

Growth Company Risk

Value Company Risk										X	X	X

Leveraging Risk		X	X	X	X	X	X	X	X	X	X	X	X

Sector Allocation Risk						X

Convertible Securities Risk		X		X	X		X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X	X

Preferred Stock Risk							X			X	X

Portfolio Turnover Risk							X			X	X	X	X

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Risk	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Discovery Value Fund	Small Capitalization Value Fund	Main Street Small Cap Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk		X		X	X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk

Foreign Investment Risk		X	X		X		X	X	X	X	X

Emerging Markets Risk									X	X

Currency Risk		X	X		X		X	X	X	X	X

Smaller and Mid-Cap Company Risk		X			X	X	X	X	X	X	X

Growth Company Risk		X	X	X			X	X	X	X	X

Value Company Risk					X	X	X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk										X

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk			X	X	X		X	X			X

Special Situations Risk									X

Cyclical Opportunities Risk									X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2007, MassMutual, together with its subsidiaries, had assets under management in excess of $505 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .60% for the International Bond Fund, ..48% for the Balanced Fund, .50% for the Value Fund, .50% for the Core Value Equity Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Discovery Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Main Street Small Cap Fund, .58% for the Small Company Opportunities Fund, ..80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2007 or the Funds’ annual report to shareholders dated October 31, 2007.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class S shares of the Funds is .0144% to .1800%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2007, AllianceBernstein managed approximately $800 billion in assets.

Marilyn G. Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak joined Bernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the U.S. Large Cap Value Equity Investment Policy Group. From 1993-2000, Ms. Fedak was Chief Investment Officer for U.S. Value Equities. In 2003, she named John Mahedy, a Senior Vice President, her Co-CIO. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak is also a Director of SCB Inc. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000. Early in her career at Bernstein, she played a key role in developing its U.S. Diversified Value service. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983.

John P. Mahedy

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Mahedy was named Co-CIO for U.S. Value Equities in 2003. He continues to serve as director of research for U.S. Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior

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research analyst in Bernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services briefly at Morgan Stanley for three years in the early 1990s.

Christopher W. Marx

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Marx is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He joined the firm in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent six years as a consultant for Deloitte & Touche and the Boston Consulting Group.

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He is also chairman of Bernstein’s Proxy Voting Committee. Before joining Bernstein in 1994, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis from 1992 to 1993. Previously, he was at State Street Research and Management Co. in Boston from 1972 to 1992, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and a portion of the portfolio of the Core Value Equity Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2007 of more than $95 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 19 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank and Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over nine years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 30 years of investment experience and has been associated with MassMutual since 1985.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 20 years of

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investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 32 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 33 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 22 years of investment experience with Babson Capital.

Charles Sanford

is a member of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2004, Mr. Sanford was Vice President of Sales and Marketing of Millivision, Inc., a technology company specializing in imaging systems, from 2002-2003. Prior to that, Mr. Sanford was President and Founder of University Angels, Inc., in which capacity he raised capital and managed a private equity portfolio.

Douglas M. Trevallion

is a member of the investment team primarily responsible for the day-to-day management of the Short Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2000, Mr. Trevallion was employed at Massachusetts Mutual Life Insurance Company. Mr. Trevallion is a Chartered Financial Analyst and has over 18 years of industry experience.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the International Bond Fund and Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2007 the BAM Group managed approximately US$54.96 billion on behalf of clients located around the world.

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Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working first with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

Kevin Lorkins

is a portfolio manager for the International Bond Fund. Mr. Lorkins is Head of Baring’s Regional Aggregate Portfolio Construction Group and is responsible for managing and setting strategy for Baring’s Sterling Fixed Income products and for research into the Sterling market. Mr. Lorkins joined Baring Asset Management in June 2006. Previously at Morley Fund Management, Mr. Lorkins was Head of UK Sovereign products. He was also a member of the asset allocation committee. Prior to Morley, Mr. Lorkins worked at Provident Mutual and then at General Accident for 20 years where he carried out a number of roles including Senior Investment Manager, Bonds and Treasury and Head of Fixed Income.

Toby Nangle

is the lead portfolio manager for the International Bond Fund. Mr. Nangle is Head of Baring’s Global Portfolio Construction Group and is a member of the Strategic Policy Group, Baring’s global macro research and asset allocation team. He is responsible for managing, among others, the Global Aggregate product. Mr. Nangle joined Baring Asset Management in 1997 and has developed a range of proprietary credit modeling tools and contributed to the development of the credit investment process during his tenure. Previous roles on the team have involved research of high yield and emerging market debt, US Investment grade credit and the US Treasury market.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Capital Appreciation Fund and Global Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2007, OFI managed assets of approximately $260 billion.

Marc L. Baylin

is the portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Senior Vice President of OFI since August 2004 and was previously a Vice President of OFI from January 1997 to July 2004.

OFI Institutional Asset Management, Inc. (“OFI Institutional”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Core Growth Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street Small Cap Fund, Small Company Opportunities Fund, International Equity Fund and a portion of the portfolio of the Core Value Equity Fund. OFI Institutional is a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual. As of December 31, 2007, OFI Institutional had approximately $12.7 billion in assets under management.

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Marc L. Baylin

is the portfolio manager of the Core Growth Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in July 2007. Mr. Baylin is also a Vice President of OFI, which he joined in September 2005. Previously, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

John Damian

is the portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in February 2007. Mr. Evans is a Senior Vice President and portfolio manager of OFI, which he joined in 1990. Prior to joining OFI, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Prasad. Ms. Mendel Han, a Vice President of OFI Institutional, has over 20 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Mendel Han was a Managing Director and portfolio manager at Babson Capital since 1994. Previously, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Christopher Leavy

is the portfolio manager of the Value Fund and a portion of the Core Value Equity Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Small Company Opportunities Fund, the Main Street Fund and the Main Street Small Cap Fund. Mr. Monoyios, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Monoyios is a Senior Vice President of OFI, which he joined in 1998. Previously, he was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han. Ms. Prasad, a Vice President of OFI Institutional, is a Chartered Financial Analyst with over 13 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Prasad was a Managing Director and portfolio manager at Babson Capital since 1994.

Marc R. Reinganum

is a co-portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI Institutional, which he joined in February 2007. Dr. Reinganum is a Vice President of OFI, which he joined in September 2002. Previously, he was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

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Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Steinmetz is a Senior Vice President of OFI, which he joined in 1986. Previously, he was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

Mark Zavanelli

is a co-portfolio manager of the Small Company Opportunities Fund and the Main Street Small Cap Fund. Mr. Zavanelli, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in June 2006. Mr. Zavanelli is a Vice President of OFI which he joined in May 1998. Previously, he served as President of Waterside Capital Management, a registered investment adviser from August 1995 through April 1998.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the International Bond Fund, the Balanced Fund, the Core Value Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Discovery Value Fund, the Main Street Small Cap Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class S shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class S shares of the Funds may also be purchased by the following Eligible Purchasers:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans, where plan assets of the employer generally exceed or are expected to exceed $50 million for Class S shares;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $50 million.

Additionally, shareholders of the Core Bond Fund, the Core Growth Fund and the Small Capitalization Value Fund who held shares of those Funds prior to October 31, 2004 may purchase Class S shares of the Core Bond Fund, the Core Growth Fund and the Small Capitalization Value Fund, respectively.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMutual, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase shares.

Shareholder and Distribution Fees. Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class S shares do not have deferred sales charges or any Rule 12b-1 fees.

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Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class S shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Annual compensation paid on account of Class S shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•

Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual or another intermediary authorized for this purpose. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders— For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the International Bond Fund, Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond

Fund, Strategic Income Fund, High Yield Fund and International Bond Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchange purchases, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds do not accommodate excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such

–  91  –

activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with State Street Bank and Trust Company (“State Street”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to State Street. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to State Street. Transaction orders placed in writing should be addressed to State Street Bank and Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•

A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•

The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•

The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to State Street.

Determining Net Asset Value

The Trust calculates the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service

–  92  –

information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In general, a Fund that fails to distribute at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) will be subject to a 4% excise tax on the undistributed amount. Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor whether distributed in cash or additional shares. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings

–  93  –

will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund, however, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. Each of the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays, in which case a shareholder must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Previous legislation provided that for taxable years of a fund beginning before January 1, 2008, a Fund was not required to withhold any amounts with respect to (i)

–  94  –

distributions of net short-term capital gains in excess of net long-term capital losses, and (ii) distributions of U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, in each case to the extent that the Fund properly designated such distributions. This exemption from withholding is no longer effective, but pending legislation could reinstate and extend it for one year.

The discussion above is very general. Shareholders should consult their tax adviser for more information about the effect that an investment in a Fund could have on their own tax situation, including possible state, local and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

–  95  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The International Bond Fund and Core Value Equity Fund each commenced operations on December 20, 2007 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MASSMUTUAL PREMIER MONEY MARKET FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04ÙÙ		Year ended 12/31/03		Year ended 12/31/02†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.04	***	0.02	***	0.01	***	0.01	***	0.01 ***
Net realized and unrealized gain (loss) on investments	-		-		-		0.00	††	0.00	††	0.01

Total income from investment operations	0.05		0.04		0.02		0.01		0.01		0.02

Less distributions to shareholders:
From net investment income	(0.05)		(0.04)		(0.02)		(0.01)		(0.01)		(0.02)
From net realized gains	-		-		-		(0.00	)††	(0.00	)††	-

Total distributions	(0.05)		(0.04)		(0.02)		(0.01)		(0.01)		(0.02)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	4.92%		4.42%		2.42%		0.59%	**	0.69%		1.42%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$258,751		$249,221		$214,152		$255,835		$269,275		$332,076
Ratio of expenses to average daily net assets:
Before expense waiver	0.46%		0.48%		0.45%		0.48%	*	0.45%		0.45%
After expense waiver	0.45%	#	0.45%	#	0.45%	#	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	4.81%		4.36%		2.36%		0.70%	*	0.70%		1.43%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Amount is less than $0.01 per share.
ÙÙ	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  96  –

MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.37		$10.34		$10.64	$10.36		$10.41	$10.08

Income (loss) from investment operations:
Net investment income (loss)	0.49	***	0.44	***	0.37 ***	0.30	***	0.39 ***	0.45 ***
Net realized and unrealized gain (loss) on investments	0.10		0.01		(0.24)	(0.02)		(0.01)	0.33

Total income from investment operations	0.59		0.45		0.13	0.28		0.38	0.78

Less distributions to shareholders:
From net investment income	(0.47)		(0.42)		(0.40)	-		(0.43)	(0.45)
From net realized gains	-		-		(0.03)	-		-	-

Total distributions	(0.47)		(0.42)		(0.43)	-		(0.43)	(0.45)

Net asset value, end of period	$10.49		$10.37		$10.34	$10.64		$10.36	$10.41

Total Return(a)	5.88%		4.51%		1.33%	2.70%	**	3.68%	7.75%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$196,525		$184,830		$157,275	$128,695		$127,246	$146,276
Ratio of expenses to average daily net assets:
Before expense waiver	0.55%		0.55%		0.54%	0.54%	*	0.54%	0.54%
After expense waiver	0.54%	#	0.54%	#	0.54% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.75%		4.29%		3.54%	3.48%	*	3.67%	4.38%
Portfolio turnover rate	332%		156%		114%	78%	**	41%	19%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  97  –

MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

	Class S
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03Ù
Net asset value, beginning of period	$10.33	$10.63	$10.68	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.32 ***	0.50 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	0.26	(0.23)	(0.30)	0.34		-

Total income from investment operations	0.58	0.27	0.26	0.68		0.00

Less distributions to shareholders:
From net investment income	(0.38)	(0.56)	(0.30)	-		-
From net realized gains	-	(0.01)	(0.01)	-		-

Total distributions	(0.38)	(0.57)	(0.31)	-		-

Net asset value, end of period	$10.53	$10.33	$10.63	$10.68		$10.00

Total Return(a)	5.86%	2.63%	2.49%	6.80%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$196,517	$197,648	$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.54%	0.54%	0.61%	*	-	‡
After expense waiver	N/A	N/A	N/A	0.58%	*#	N/A
Net investment income (loss) to average daily net assets	3.18%	4.95%	5.24%	3.90%	*	-	‡
Portfolio turnover rate	17%	4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
‡	Amount is de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  98  –

MASSMUTUAL PREMIER CORE BOND FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.04		$11.04		$11.02	$11.06		$11.29	$10.85

Income (loss) from investment operations:
Net investment income (loss)	0.52	***	0.48	***	0.44 ***	0.35	***	0.42 ***	0.54 ***
Net realized and unrealized gain (loss) on investments	0.07		0.03		(0.34)	0.10		0.18	0.41

Total income from investment operations	0.59		0.51		0.10	0.45		0.60	0.95

Less distributions to shareholders:
From net investment income	(0.49)		(0.51)		(0.08)	(0.39)		(0.68)	(0.48)
From net realized gains	-		-		-	(0.10)		(0.15)	(0.03)

Total distributions	(0.49)		(0.51)		(0.08)	(0.49)		(0.83)	(0.51)

Net asset value, end of period	$11.14		$11.04		$11.04	$11.02		$11.06	$11.29

Total Return(a)	5.57%		4.64%		1.00%	4.11%	**	5.32%	8.71%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$779,239		$861,000		$828,275	$780,442		$814,837	$1,252,515
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%		0.59%		0.59%	0.60%	*	0.59%	0.59%
After expense waiver	0.59%	#	0.59%	#	0.59% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.77%		4.49%		3.98%	3.75%	*	3.62%	4.83%
Portfolio turnover rate	394%		197%		219%	178%	**	146%	187%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  99  –

MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.89		$10.79		$11.10	$10.64		$10.10	$9.71

Income (loss) from investment operations:
Net investment income (loss)	0.51	***	0.47	***	0.44 ***	0.36	***	0.48 ***	0.53	***
Net realized and unrealized gain (loss) on investments	0.09		0.06		(0.31)	0.10		0.38	0.29

Total income from investment operations	0.60		0.53		0.13	0.46		0.86	0.82

Less distributions to shareholders:
From net investment income	(0.48)		(0.43)		(0.39)	-		(0.29)	(0.43)
From net realized gains	-		-		(0.05)	-		(0.03)	-

Total distributions	(0.48)		(0.43)		(0.44)	-		(0.32)	(0.43)

Net asset value, end of period	$11.01		$10.89		$10.79	$11.10		$10.64	$10.10

Total Return(a)	5.69%		5.06%		1.10%	4.42%	**	8.48%	8.41%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$213,606		$210,289		$157,993	$104,200		$74,735	$39,147
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%		0.70%		0.70%	0.66%	*	0.69%	0.70%
After expense waiver	0.69%	#	0.69%	#	0.69% #	N/A		N/A	0.70%	#
Net investment income (loss) to average daily net assets	4.80%		4.40%		4.06%	4.02%	*	4.57%	5.31%
Portfolio turnover rate	427%		208%		137%	84%	**	105%	76%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  100  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$10.31		$10.07		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.50	***	0.47	***	0.36	***
Net realized and unrealized gain (loss) on investments	0.61		0.18		(0.29)

Total income from investment operations	1.11		0.65		0.07

Less distributions to shareholders:
From net investment income	(0.40)		(0.41)		-

Net asset value, end of period	$11.02		$10.31		$10.07

Total Return(a)	10.96%		6.67%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$65,578		$752		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%		0.82%		0.77%	*
After expense waiver	0.71%	#	0.71%	#	0.71%	*#
Net investment income (loss) to average daily net assets	4.78%		4.64%		4.33%	*
Portfolio turnover rate	131%		159%		159%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  101  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class S
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05†
Net asset value, beginning of year	$10.92	$10.67	$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.85 ***	0.80 ***	0.78 ***
Net realized and unrealized gain (loss) on investments	(0.11)	0.22	(0.37)

Total income from investment operations	0.74	1.02	0.41

Less distributions to shareholders:
From net investment income	(0.66)	(0.72)	(0.13)
From net realized gains	(0.02)	(0.05)	-

Total distributions	(0.68)	(0.77)	(0.13)

Net asset value, end of year	$10.98	$10.92	$10.67

Total Return(a)	6.98%	10.17%	3.96%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$53,406	$32,625	$24,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.68%	0.70%	0.70%
After expense waiver	N/A	0.70% #	0.70% #
Net investment income (loss) to average daily net assets	7.86%	7.65%	7.37%
Portfolio turnover rate	93%	61%	59%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  102  –

MASSMUTUAL PREMIER BALANCED FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04Ù		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$10.47		$9.59		$9.22		$8.93		$7.72		$9.00

Income (loss) from investment operations:
Net investment income (loss)	0.30	***	0.26	***	0.23	***	0.15	***	0.19	***	0.22 ***
Net realized and unrealized gain (loss) on investments	0.77		0.88		0.37		0.14		1.22		(1.25)

Total income (loss) from investment operations	1.07		1.14		0.60		0.29		1.41		(1.03)

Less distributions to shareholders:
From net investment income	(0.28)		(0.26)		(0.23)		-		(0.20)		(0.25)

Net asset value, end of period	$11.26		$10.47		$9.59		$9.22		$8.93		$7.72

Total Return(a)	10.42%		12.12%		6.43%		3.36%	**	18.30%		(11.47)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$180,719		$207,263		$231,935		$262,347		$277,665		$261,137
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%		0.65%		0.61%		0.63%	*	0.60%		0.60%
After expense waiver	0.60%	#	0.60%	#	0.60%	#	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	2.80%		2.61%		2.43%		1.99%	*	2.26%		2.64%
Portfolio turnover rate	194%		150%		139%		104%	**	95%		94%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  103  –

MASSMUTUAL PREMIER VALUE FUND

	Class S
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05†
Net asset value, beginning of year	$18.81	$16.89	$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.24 ***	0.26 ***	0.32 ***
Net realized and unrealized gain (loss) on investments	2.94	2.06	0.80

Total income from investment operations	3.18	2.32	1.12

Less distributions to shareholders:
From net investment income	(0.88)	(0.31)	(0.10)
From net realized gains	(0.33)	(0.09)	-

Total distributions	(1.21)	(0.40)	(0.10)

Net asset value, end of year	$20.78	$18.81	$16.89

Total Return(a)	17.78%	14.00%	7.05%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$388,559	$370,894	$393,965
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	0.60%	0.59%
After expense waiver	N/A	0.60% #	N/A
Net investment income (loss) to average daily net assets	1.22%	1.51%	1.89%
Portfolio turnover rate	151%	157%	53%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  104  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

	Class S
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05†
Net asset value, beginning of year	$13.57	$12.25	$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.25 ***	0.26 ***	0.25 ***
Net realized and unrealized gain (loss) on investments	0.87	2.17	1.15

Total income from investment operations	1.12	2.43	1.40

Less distributions to shareholders:
From net investment income	(0.27)	(0.20)	(0.05)
From net realized gains	(1.08)	(0.91)	(0.06)
Tax return of capital	(0.05)	-	-

Total distributions	(1.40)	(1.11)	(0.11)

Net asset value, end of year	$13.29	$13.57	$12.25

Total Return(a)	8.55%	21.37%	12.85%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$287,201	$241	$112
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	0.64%	0.66%
After expense waiver	0.59% #	0.59% #	0.59% #
Net investment income (loss) to average daily net assets	1.80%	2.04%	2.08%
Portfolio turnover rate	139%	144%	150%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  105  –

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$12.55		$10.85		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.18	***	0.16	***	0.17	***
Net realized and unrealized gain (loss) on investments	1.37		1.68		0.78

Total income from investment operations	1.55		1.84		0.95

Less distributions to shareholders:
From net investment income	(0.14)		(0.14)		(0.05)

Net asset value, end of year	$13.96		$12.55		$10.85

Total Return(a)	12.48%		17.01%		9.70%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$390		$204		$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.68%		0.74%		0.70%
After expense waiver	0.59%	#	0.59%	#	0.59%	#
Net investment income (loss) to average daily net assets	1.33%		1.37%		1.56%
Portfolio turnover rate	148%		163%		154%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  106  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class S
	Year ended 10/31/07	Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$11.69	$10.19		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15 ***	0.14	***	0.10	***
Net realized and unrealized gain (loss) on investments	1.49	1.49		0.09

Total income from investment operations	1.64	1.63		0.19

Less distributions to shareholders:
From net investment income	(0.14)	(0.13)		-
From net realized gains	(0.56)	-		-

Total distributions	(0.70)	(0.13)		-

Net asset value, end of period	$12.63	$11.69		$10.19

Total Return(a)	14.74%	16.18%		1.90%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$244,758	$246,658		$229,247
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	0.82%		0.81%	*
After expense waiver	0.67% #	0.60%	#	0.60%	*#
Net investment income (loss) to average daily net assets	1.24%	1.25%		1.26%	*
Portfolio turnover rate	105%	110%		78%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  107  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$11.01		$10.09		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.02	***	0.04	***
Net realized and unrealized gain (loss) on investments	2.48		0.94		0.05

Total income from investment operations	2.50		0.96		0.09

Less distributions to shareholders:
From net investment income	-		(0.04)		-
Tax return of capital	-		(0.00	)†	-

Total distributions	-		(0.04)		-

Net asset value, end of period	$13.51		$11.01		$10.09

Total Return(a)	22.71%		9.51%		0.90%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$715,738		$544,457		$485,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%		0.78%		0.78%	*
After expense waiver	0.71%	#	0.71%	#	0.71%	*#
Net investment income (loss) to average daily net assets	0.17%		0.16%		0.45%	*
Portfolio turnover rate	57%		58%		59%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  108  –

MASSMUTUAL PREMIER CORE GROWTH FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03
Net asset value, beginning of year	$9.22		$9.10		$8.39		$7.83	$6.85

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.01	***	0.08	***	0.04	0.04
Net realized and unrealized gain (loss) on investments	2.27		0.16		0.67		0.59	0.96

Total income from investment operations	2.26		0.17		0.75		0.63	1.00

Less distributions to shareholders:
From net investment income	-		(0.05)		(0.04)		(0.07)	(0.02)

Net asset value, end of year	$11.48		$9.22		$9.10		$8.39	$7.83

Total Return	24.38%	(a)	2.00%	(a)	8.95%	(a)	8.05%	14.56%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$59,742		$75,487		$84,756		$77,304	$101,530
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%		0.80%		0.77%		0.77%	0.75%
After expense waiver	0.75%	#	0.75%	#	0.75%	#	N/A	N/A
Net investment income (loss) to average daily net assets	(0.09)%		0.06%		0.90%		0.33%	0.41%
Portfolio turnover rate	117%		164%		35%		28%	83%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  109  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$9.21		$8.28		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.06	***	0.08	***
Net realized and unrealized gain (loss) on investments	1.61		0.91		0.59

Total income from investment operations	1.67		0.97		0.67

Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.04)

Net asset value, end of year	$10.84		$9.21		$8.28

Total Return(a)	18.20%		11.74%		8.80%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$140,611		$332		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.57%		0.67%		0.71%
After expense waiver	N/A		0.57%	#	0.59%	#
Net investment income (loss) to average daily net assets	0.61%		0.72%		0.95%
Portfolio turnover rate	181%		163%		127%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  110  –

MASSMUTUAL PREMIER DISCOVERY VALUE FUND

	Class S
	Year ended 10/31/07	Period ended 10/31/06†
Net asset value, beginning of period	$11.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 ***	0.12	***
Net realized and unrealized gain (loss) on investments	2.42	1.50

Total income from investment operations	2.44	1.62

Less distributions to shareholders:
From net investment income	(0.10)	(0.01)
From net realized gains	(0.93)	-

Total distributions	(1.03)	(0.01)

Net asset value, end of period	$13.02	$11.61

Total Return(a)	22.53%	16.21%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$26,301	$11,905
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	1.40%	*
After expense waiver	0.93% #	0.93%	*#
Net investment income (loss) to average daily net assets	0.18%	1.21%	*
Portfolio turnover rate	119%	180%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflect these charges.

–  111  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03
Net asset value, beginning of year	$16.42		$14.78		$13.95		$12.80	$9.31

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	(0.01	) ***	(0.01	) ***	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.65		2.17		0.84		2.22	3.50

Total income from investment operations	0.67		2.16		0.83		2.24	3.53

Less distributions to shareholders:
From net investment income	-		-		-		(0.04)	(0.04)
From net realized gains	(1.40)		(0.52)		-		(1.05)	-

Total distributions	(1.40)		(0.52)		-		(1.09)	(0.04)

Net asset value, end of year	$15.69		$16.42		$14.78		$13.95	$12.80

Total Return	4.23%	(a)	15.05%	(a)	5.95%	(a)	17.48%	38.13%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$91,325		$113,892		$101,002		$102,717	$83,165
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%		0.87%		0.87%		0.90%	0.98%
After expense waiver	0.85%	#	0.85%	#	0.85%	#	0.85% #	0.85% #
Net investment income (loss) to average daily net assets	0.10%		(0.06)%		(0.07)%		0.17%	0.39%
Portfolio turnover rate	70%		33%		32%		66%	65%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  112  –

MASSMUTUAL PREMIER MAIN STREET SMALL CAP FUND

	Class S
	Year ended 10/31/07	Period ended 10/31/06Ù
Net asset value, beginning of period	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.99	0.45

Total income from investment operations	1.09	0.45

Less distributions to shareholders:
From net investment income	(0.01)	-
From net realized gains	(0.01)	-

Total distributions	(0.02)	-

Net asset value, end of period	$11.52	$10.45

Total Return(a)	10.41%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$68,822	$10,034
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%	4.58%	*
After expense waiver	0.69% #	0.69%	*#
Net investment income (loss) to average daily net assets	0.87%	0.27%	*
Portfolio turnover rate	127%	17%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  113  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05Ù
Net asset value, beginning of year	$17.15		$16.92		$15.79

Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.04	***	0.03	***
Net realized and unrealized gain (loss) on investments	1.28		1.63		1.10

Total income from investment operations	1.39		1.67		1.13

Less distributions to shareholders:
From net realized gains	(5.70)		(1.44)		(0.00	)†

Net asset value, end of year	$12.84		$17.15		$16.92

Total Return(a)	10.45%		10.26%		7.25%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$220,767		$328,698		$368,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%		0.72%		0.70%
After expense waiver	0.69%	#	0.69%	#	0.69%	#
Net investment income (loss) to average daily net assets	0.85%		0.22%		0.17%
Portfolio turnover rate	111%		134%		45%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  114  –

MASSMUTUAL PREMIER GLOBAL FUND

	Class S
	Year ended 10/31/07	Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$12.55	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12 ***	0.14	***	0.07	***
Net realized and unrealized gain (loss) on investments	2.25	1.88		0.55

Total income from investment operations	2.37	2.02		0.62

Less distributions to shareholders:
From net investment income	(0.17)	(0.09)		-
From net realized gains	(0.33)	-		-

Total distributions	(0.50)	(0.09)		-

Net asset value, end of period	$14.42	$12.55		$10.62

Total Return(a)	19.43%	19.11%		6.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$423,870	$436,584		$372,258
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%	1.06%		1.06%	*
After expense waiver	0.89% #	0.89%	#	0.89%	*#
Net investment income (loss) to average daily net assets	0.87%	1.21%		0.85%	*
Portfolio turnover rate	16%	25%		25%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class S
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04Ù		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$14.82		$11.82		$9.78		$9.56		$6.39		$9.21

Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.13	***	0.08	***	0.06	***	0.04	***	0.09	***
Net realized and unrealized gain (loss) on investments	4.76		3.01		1.97		0.20		3.19		(2.83)

Total income (loss) from investment operations	5.01		3.14		2.05		0.26		3.23		(2.74)

Less distributions to shareholders:
From net investment income	(0.20)		(0.14)		(0.01)		(0.04)		(0.06)		(0.08)
Tax return of capital	-		-		-		-		-		(0.00	)†

Total distributions	(0.20)		(0.14)		(0.01)		(0.04)		(0.06)		(0.08)

Net asset value, end of period	$19.63		$14.82		$11.82		$9.78		$9.56		$6.39

Total Return(a)	34.17%		26.76%		20.91%		2.75%	**	50.49%		(29.82)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,033,709		$806,440		$608,471		$524,488		$587,883		$441,475
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%		1.12%		1.11%		1.10%	*	1.09%		1.10%
After expense waiver	1.09%	#	1.09%	#	1.09%	#	1.08%	*(b)	1.07%	(b)	1.09%	(b)#
Net investment income (loss) to average daily net assets	1.47%		0.97%		0.72%		0.70%	*	0.58%		1.18%
Portfolio turnover rate	25%		27%		26%		32%	**	70%		40%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

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MASSMUTUAL PREMIER FOCUSED INTERNATIONAL FUND

	Class S
	Year ended 10/31/07	Period ended 10/31/06†
Net asset value, beginning of period	$12.46	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15 ***	0.13	***
Net realized and unrealized gain (loss) on investments	4.82	2.33

Total income from investment operations	4.97	2.46

Less distributions to shareholders:
From net investment income	(0.01)	-
From net realized gains	(0.09)	-

Total distributions	(0.10)	-

Net asset value, end of period	$17.33	$12.46

Total Return(a)	40.18%	24.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,159	$6,036
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	2.52%	*
After expense waiver	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	1.04%	1.22%	*
Portfolio turnover rate	95%	81%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Funds’ fundamental investment restrictions can be found in the Funds’ Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The Funds may normally use derivatives:

•

to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to generate additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities

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on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an

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effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment

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requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Strategic Income Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated. The Strategic Income Fund expects that from time to time investments in loan investment pools may exceed 15% of the Fund’s net assets.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

The International Bond Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above

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the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless MassMutual or a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed

–  122  –

through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the

Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class Y shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Short Term Bond
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC

Intermediate Term Bond
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC

Multi Sector Bond
MassMutual Premier Strategic Income Fund	OFI Institutional Asset Management, Inc.

High Yield Bond
MassMutual Premier High Yield Fund	Babson Capital Management LLC

International/Global Bond
MassMutual Premier International Bond Fund	Baring International Investment Limited

Asset Allocation/Lifestyle
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Core Value Equity Fund	AllianceBernstein L.P./Babson Capital Management LLC/OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OFI Institutional Asset Management, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid Cap Value
MassMutual Premier Discovery Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Value
MassMutual Premier Small Capitalization Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Core
MassMutual Premier Main Street Small Cap Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Small Company Opportunities Fund	OFI Institutional Asset Management, Inc.

International/Global Large Growth
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 3, 2008

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 73.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance (before and after taxes) is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron Corp.). On October 18, 2005, the MassMutual Short-Term Bond Fund (now known as the MassMutual Premier Short-Duration Bond Fund) and the MassMutual Diversified Bond Fund (now known as the MassMutual Premier Diversified Bond Fund) were named as additional defendants in In re Enron Corp. Enron alleges that the dozens of parties named as defendants, including these Funds and certain affiliates of these Funds and Massachusetts Mutual Life Insurance Company (“MassMutual”), were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

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While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund, the Core Bond Fund, the Short-Duration Bond Fund and the Diversified Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million, $3.2 million, $1.3 million and $890 thousand, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

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MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC, (“Babson Capital”) determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 1.62% for the quarter ended December 31, 2000 and the lowest was 0.11% for the quarters ended December 31, 2003, March 31, 2004 and June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	4.71%	2.63%	3.50%

Salomon Smith Barney 3-Month Treasury Bill Index(3)	4.74%	2.95%	3.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3) 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2007 was 3.92%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.21%
Total Annual Fund Operating Expenses(1)	.56%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$57	$179	$313	$701

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities. These typically include:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is typically expected to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 3.59% for the quarter ended September 30, 2002 and the lowest was -1.81% for the quarter ended June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	5.92%	3.75%	4.83%

Lehman Brothers 1-3 Year Government Bond Index(3)	7.10%	3.18%	4.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3) The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	5.92%	3.75%	4.83%
Return After Taxes on Distributions – Class Y	3.96%	2.18%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.84%	2.28%	2.97%

Lehman Brothers 1-3 Year Government Bond Index(3)	7.10%	3.18%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses(1)	.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$61	$192	$335	$750

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, instrumentalities or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is typically adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, selected by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency or instrumentality bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities (as determined at the time of purchase).

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a dollar-weighted average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 4.85% for the quarter ended December 31, 2007 and the lowest was -3.05% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class Y	10.83%	5.24%
Return After Taxes on Distributions – Class Y	8.78%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	7.02%	3.58%

Lehman U.S. Treasury Inflation Note Index(2)	11.64%	5.80%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses	.64%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$65	$205	$357	$798

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.88% for the quarter ended September 30, 2002 and the lowest was -2.96% for the quarter ended June 30, 2004.

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Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2007)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (10/1/01)
Babson Composite Class Y(1)	10.51%	5.47%	6.64%

Lehman U.S. Treasury Inflation Note Index(2)	11.64%	6.27%	7.41%

(1) Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended (the “1940 Act” and the “Code”), and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 4.34% for the quarter ended September 30, 2001 and the lowest was -2.30% for the quarter ended June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	6.61%	4.40%	5.50%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2) Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	6.61%	4.40%	5.50%
Return After Taxes on Distributions – Class Y	4.56%	2.53%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	4.28%	2.68%	3.44%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	5.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses(1)	.64%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$65	$205	$357	$798

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations and bank loans;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	swaps, including but not limited to credit default, total rate of return, interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The dollar-weighted average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective. The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(1)

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was -1.94% for the quarter ended June 30, 2004.

–  16  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class Y	6.42%	5.16%	5.51%
Return After Taxes on Distributions – Class Y	4.27%	3.64%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	4.16%	3.54%	3.60%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.42%	5.92%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.26%
Total Annual Fund Operating Expenses(1)	.76%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$78	$243	$422	$942

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans and investments in loan pools,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI Institutional analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI Institutional’s overall strategy is to build a broadly- diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors. When buying or selling securities, OFI Institutional looks for the following (some of which may vary in particular cases and may change over time):

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to be uncorrelated, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI Institutional may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Sector Allocation Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 3.91% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.61% for the quarter ended June 30, 2006.

–  18  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class Y	9.41%	6.33%
Return After Taxes on Distributions – Class Y	7.12%	4.66%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	6.23%	4.45%

Lehman Brothers Aggregate Bond Index(2)	6.97%	4.62%
Citigroup World Government Bond Index(3)	10.95%	3.16%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OppenheimerFunds, Inc. (“OFI”) as the Fund’s Sub-Adviser on March 1, 2007.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.28%
Total Annual Fund Operating Expenses	.83%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.76%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$78	$258	$454	$1,019

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .76%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  19  –

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.63% for the quarter ended June 30, 2003 and the lowest was -3.36% for the quarter ended September 30, 1998.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class Y*	9.47%	10.22%	7.00%

Lehman Brothers Aggregate Bond Index^	6.97%	4.42%	5.97%
Citigroup World Government Bond Index^^	10.95%	6.81%	6.31%

* Performance shown is from a mutual fund managed by the portfolio manager of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Strategic Income Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Steinmetz has managed the OFI Fund for the entire period shown. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank loans and other fixed income securities, of both U.S. and foreign issuers. The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 11.09% for the quarter ended June 30, 2003 and the lowest was -3.03% for the quarter ended June 30, 2001.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Since Inception (9/05/00)
Return Before Taxes – Class Y		0.87%	10.67%	7.91%
Return After Taxes on Distributions – Class Y	-	1.88%	7.81%	4.91%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y		0.62%	7.53%	4.94%

Lehman Brothers U.S. Corporate High Yield Index(2)		1.87%	10.90%	6.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.23%
Total Annual Fund Operating Expenses(1)	.73%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$75	$233	$406	$906

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier International Bond Fund

Investment Objective

The Fund seeks to achieve a high total rate of return.

Principal Investment Strategies and Risks

The Fund invests, under normal circumstances, at least 80% of its net assets in foreign fixed income securities. The Fund primarily invests in fixed income securities invested in markets represented by the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index (the “Index”). The Fund may hold fixed income securities which pay either fixed or floating interest rates.

The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better) or, if no such rating exists, in securities of comparable quality as determined by the Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”).

The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities and convertible securities. The Fund intends to invest in options and warrants only on a short-term basis and only in those circumstances where they are issued in conjunction with the issuance of a fixed income security.

The average duration of the Fund’s portfolio is generally expected to be within +/ – 3 years of the duration of the Index and the minimum average credit quality of the Fund’s portfolio is expected to be no less than AA-.

The Fund may invest up to 20% of its total assets in any single Government or Agency Backed Security from an Index market and may invest up to 10% of its total assets in any other single security (other than cash and cash equivalents). The Fund may also invest up to 10% of its total assets in the securities of any single issuer excluding securities of any government, government agency or supranational entity from an Index market.

The Fund will invest such that the percentage weight within the Fund of the listed blocs will not vary by more than the following percentage limitations:

•

European states participating in the Euro Currency – 0% to Index Weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; Japan – 0% to Index Weighting + 30%

The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, an increase or decrease in value of a single issuer could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 75.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 73.

Annual Performance

This Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  24  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.43%
Total Annual Fund Operating Expenses	1.03%

Less Expense Reimbursement	(.23%	)
Net Fund Expenses(2)(3)	.80%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$82	$305

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier International Bond Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 13.61% for the quarter ended June 30, 2002 and the lowest was -6.68% for the quarter ended March 31, 1999.

–  25  –

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Baring Composite
Class Y*	10.27%	6.59%	5.00%

Citigroup non-USD World Gov’t Bond Index^	11.45%	7.54%	6.30%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Citigroup non-USD World Gov’t Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  26  –

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MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in a diverse portfolio of money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 30% and no more than 50% of the Fund’s net assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s net assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s net assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 10.12% for the quarter ended June 30, 2003 and the lowest was -9.65% for the quarter ended September 30, 2002.

–  28  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	5.42%	9.38%	3.72%

S&P 500® Index(3)	5.49%	12.82%	5.91%
Lipper Balanced Fund Index(4)	6.53%	10.33%	6.16%
Lehman Brothers Aggregate Bond Index(5)	6.97%	4.42%	5.97%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4) The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5) The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	5.42%	9.38%	3.72%
Return After Taxes on Distributions – Class Y	4.45%	8.67%	2.13%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	4.06%	7.84%	2.40%

S&P 500® Index(3)	5.49%	12.82%	5.91%
Lipper Balanced Fund Index(4)	6.53%	10.33%	6.16%
Lehman Brothers Aggregate Bond Index(5)	6.97%	4.42%	5.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.32%
Total Annual Fund Operating Expenses(2)	.80%

Less Expense Reimbursement(3)	(.02%	)
Net Fund Expenses(4)	.78%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$80	$253	$442	$988

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses through March 1, 2009. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies with different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached OFI Institutional’s target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 15.39% for the quarter ended June 30, 2003 and the lowest was -17.77% for the quarter ended September 30, 1998.

–  30  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class Y(2)		6.32%	12.56%	6.31%

Russell 1000® Value Index(3)	-	0.17%	14.63%	7.68%
S&P 500 Index(4)		5.49%	12.82%	5.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

(2) Performance for Class Y shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class L shares.

(3) The Russell 1000 Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(4) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class Y		6.32%	9.80%
Return After Taxes on Distributions – Class Y		3.73%	8.26%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y		6.15%	7.98%

Russell 1000® Value Index(3)	-	0.17%	11.67%
S&P 500® Index(4)		5.49%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses(1)	.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$72	$224	$390	$871

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  31  –

MassMutual Premier Core Value Equity Fund

Investment Objectives

This Fund seeks to achieve long-term growth of capital and income.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.

In selecting securities for purchase or sale by the Fund, OFI Institutional Asset Management, Inc. (“OFI Institutional”) selects securities through a fundamental assessment of their individual merits. This is called a “bottom up approach.” OFI Institutional invests in both U.S. securities and up to 25% of the total assets, of its portion of the Fund’s portfolio in foreign securities. OFI Institutional uses fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

AllianceBernstein L.P. (“AllianceBernstein”), through the investment professionals of its Bernstein Value Equities unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. AllianceBernstein will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. AllianceBernstein seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers. To control tracking error, AllianceBernstein typically holds securities that make up a large part of the Russell 1000® Value Index. If such securities are ranked toward the bottom of the universe, AllianceBernstein will generally underweight them relative to the benchmark.

Babson Capital Management LLC (“Babson Capital”) uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index, the Russell 1000 Value Index, that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing its portion of the Fund’s portfolio. Babson Capital may engage in active and frequent trading of portfolio securities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

–  32  –

These Risks are described beginning on page 73.

Annual Performance

The Fund began operations December 20, 2007, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)(2)	.43%
Total Annual Fund Operating Expenses	.93%

Less Expense Reimbursement	(.23%	)
Net Fund Expenses(3)(4)	.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$72	$273

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	Other Expenses include Acquired Fund fees and expenses which represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 0.70%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

Performance for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser, or certain of their affiliates, for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Core Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund.

	Highest Quarter	Lowest Quarter
AllianceBernstein Composite	16.45%, 2Q 2003	-18.85%, 3Q 2002
Babson Capital Composite	16.53%, 2Q 2003	-18.15%, 3Q 2002
OFI Institutional Mutual Fund	16.97%, 2Q 2003	-16.57%, 3Q 2001

Average Annual Total Returns for Similar Accounts managed by AllianceBernstein, Babson Capital and OFI Institutional or certain of their affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for accounts managed by each Sub-Adviser, or certain of their affiliates, with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (4/1/1999)
AllianceBernstein Composite
Class Y*	-3.61%	13.18%	7.78%

Russell 1000 Value Index^	-0.17%	14.63%	6.86%

	One Year	Five Years	Since Inception (6/1/2000)
Babson Capital Composite
Class Y*	-1.48%	14.84%	7.64%

Russell 1000 Value Index^	-0.17%	14.63%	7.11%

	One Year		Five Years	Since (11/1/2000)
OFI Mutual Fund
Class Y*		6.60%	15.29%	9.21%

Russell 1000 Value Index^	-	0.17%	14.63%	6.74%

* For AllianceBernstein, performance shown is the composite of all portfolios with about 150 stocks managed by AllianceBernstein with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share classes. For Babson Capital, performance shown is the composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class Y fees and expenses. For AllianceBernstein and Babson Capital, some of the portfolios are mutual funds registered under the 1940 Act and some are private accounts. For OFI Institutional, performance shown is from a mutual fund managed by the portfolio manager of the Fund for Oppenheimer Funds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect Class Y fees and expenses. OFI Institutional is a wholly owned subsidiary of OFI. The performance is of the Oppenheimer Value Fund, which is registered under the 1940 Act. Mr. Leavy has managed the Oppenheimer Value Fund since November 1, 2000. The investment returns assume the reinvestment of dividends and capital gains distributions. For AllianceBernstein, the bar chart is based on Class Y expenses. For Babson Capital and OFI Institutional, the bar chart is based on Class Y expenses. The composite and mutual fund performance is provided solely to illustrate each Sub-Adviser’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite portfolios were not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite and mutual fund performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the mutual funds and accounts advised by each Sub-Adviser is not indicative of future rates of return and is no indication of future performance of the Fund.

^ The Russell 1000 Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

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MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Value Index was $493.55 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 16.52% for the quarter ended June 30, 2003 and the lowest was -18.19% for the quarter ended September 30, 2002.

–  36  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Since Inception (12/19/00)
Return Before Taxes –Class Y	-	1.51%	14.15%	7.53%
Return After Taxes on Distributions – Class Y	-	2.56%	13.01%	6.58%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	-	0.12%	12.05%	6.19%

Russell 1000® Value Index(2)	-	0.17%	14.63%	7.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Acquired Fund Fees and Expenses(1)	.02%
Total Annual Fund Operating Expenses(2)(3)	.72%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$74	$230	$401	$894

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  37  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the S&P 500 Index was $915.98 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500 Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 23.85% for the quarter ended December 31, 1998 and the lowest was -17.55% for the quarter ended December 31, 2000.

–  38  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class Y	4.48%	12.66%	4.69%
Return After Taxes on Distributions – Class Y	4.28%	12.47%	3.28%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.15%	11.07%	3.39%

S&P 500® Index(2)	5.49%	12.82%	5.91%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.24%
Total Annual Fund Operating Expenses(2)	.74%

Less Expense Reimbursement	(.04%	)
Net Fund Expenses(3)(4)	.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$72	$233	$408	$915

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .69%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  39  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•

Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” models. The “top down” models are primarily used to help OFI Institutional determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships. The “bottom up” models help OFI Institutional identify the most attractive stocks within each market capitalization category. These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other. OFI Institutional typically follows and analyzes more than 3,000 stocks on a daily basis.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 6.53% for the quarter ended June 30, 2007 and the lowest quarterly return was -5.32% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class Y	4.07%	8.10%
Return After Taxes on Distributions – Class Y	1.00%	6.50%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	4.57%	6.47%

S&P 500 Index(2)	5.49%	8.56%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  40  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.22%
Total Annual Fund Operating Expenses(2)	.87%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(3)(4)	.76%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 years	10 Years
Class Y	$78	$267	$471	$1,062

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .76%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 14.09% for the quarter ended June 30, 2003 and the lowest was -16.51% for the quarter ended September 30, 2002.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since 5/1998
OFI Mutual Fund
Class Y*	4.39%	12.20%	4.54%

S&P 500® Index^	5.49%	12.82%	4.59%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Main Street Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Monoyios has managed the OFI Fund since April 20, 1998 and Mr. Reinganum has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  41  –

MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	companies in businesses with above-average growth potential,

•	companies with growth rates that OFI believes are sustainable over time, and

•	stocks with reasonable valuations relative to their growth potential.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 7.10% for the quarter ended September 30, 2007 and the lowest quarterly return was -4.76% for the quarter ended June 30, 2006.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class Y	13.72%	8.67%
Return After Taxes on Distributions – Class Y	13.36%	8.53%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	9.41%	7.45%

Russell 1000® Growth Index(2)	11.81%	8.62%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses	.83%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.82%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$84	$264	$460	$1,024

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .82%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 29.01% for the quarter ended December 31, 1999 and the lowest was -19.85% for the quarter ended September 30, 2001.

–  43  –

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class Y*	14.15%	12.41%	7.38%

Russell 1000 Growth Index^	11.81%	12.11%	3.83%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Capital Appreciation Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Baylin has managed or co-managed the OFI Fund since October 6, 2005. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  44  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI Institutional, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although the Fund does not expect to have more than 35% of its net assets invested in foreign securities.

OFI Institutional looks for stocks of companies with growth potential, and seeks broad allocation among industries and sectors. Currently, OFI Institutional seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI Institutional may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 17.81% for the quarter ended December 31, 1999 and the lowest was -19.67% for the quarter ended September 30, 2001.

–  46  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (1/20/98)
Class Y(2)	14.85%	10.04%	2.94%

Russell 1000 Growth Index(3)	11.81%	12.11%	3.87%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on May 1, 2006.

(2) Performance for Class Y shares of the Fund for periods prior to its inception date 11/01/04 is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3) The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class Y	14.85%	8.72%
Return After Taxes on Distributions – Class Y	14.85%	8.67%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	9.65%	7.50%

Russell 1000® Growth Index(3)	11.81%	10.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.32%
Total Annual Fund Operating Expenses	.87%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.80%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$82	$271	$475	$1,066

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .80%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  47  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Growth Index, the Fund’s benchmark index. As of January 31, 2008, the range of capitalization of companies included in the Russell 1000 Growth Index was $441.28 million to $465 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 14.21% for the quarter ended June 30, 2003 and the lowest was -20.60% for the quarter ended March 31, 2001.

–  48  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (12/19/00)
Return Before Taxes – Class Y	11.80%	12.29%		0.99%
Return After Taxes on Distributions – Class Y	10.79%	12.02%		0.80%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	8.03%	10.66%		0.77%

Russell 1000 Growth Index(2)	11.81%	12.11%	-	0.33%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.12%
Acquired Fund Fees and Expenses(1)	.03%
Total Annual Fund Operating Expenses(2)(3)	.65%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$66	$208	$362	$810

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  49  –

MassMutual Premier Discovery Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio manager believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 10.86% for the quarter ended December 31, 2006 and the lowest quarterly return was -3.91% for the quarter ended December 31, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/01/05)
Return Before Taxes – Class Y		9.52%	15.24%
Return After Taxes on Distributions – Class Y		7.98%	12.93%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y		6.43%	11.81%

Russell Midcap® Value Index(2)	-	1.42%	9.00%
Russell 2500TM Value Index(3)	-	7.27%	5.28%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment objective, name and investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund.

(2) The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses

–  50  –

or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.47%
Total Annual Fund Operating Expenses(2)	1.27%

Less Expense Reimbursement	(.27%	)
Net Fund Expenses(3)(4)	1.00%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$102	$376	$671	$1,510

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.00% . The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.23% for the quarter ended March 31, 2003 and the lowest was -14.95% for the quarter ended June 30, 2002.

–  51  –

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since 11/01/2001
OFI Mutual Fund
Class Y*	9.40%	22.48%	17.94%

Russell Midcap Value Index^	-1.42%	17.92%	14.43%
Russell 2500 Value Index^^	-7.27%	16.17%	13.39%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Small-& Mid-Cap Value Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Damian has managed or co-managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^ The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  52  –

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MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Value Index. The range of capitalization of companies included in the Russell 2000 Value Index will fluctuate as market prices increase or decrease. As of January 31, 2008, the range of capitalization of companies included in the Russell 2000 Value Index was $36.27 million to $5.97 billion. The Fund’s Sub-Adviser, OFI Institutional, will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Index.

In selecting securities for investment, OFI Institutional considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in OFI Institutional’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. The Fund’s emphasis on fundamental company analysis is enhanced by both computer screening and industry sources, both of which are utilized to narrow the Fund’s initial investment universe. In terms of computer screening, OFI Institutional narrows the universe by screening on various valuation, earnings, and profitability measures. OFI Institutional then makes decisions using fundamental analysis on stocks that come through its initial screens. More specifically, the Fund invests in companies that OFI Institutional believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller and Mid-Cap Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 18.27% for the quarter ended December 31, 2003 and the lowest was -17.91% for the quarter ended September 30, 2002.

–  54  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class Y(2)	-	4.89%	13.62%	9.20%

Russell 2000® Index(3)	-	1.56%	16.25%	8.77%
Russell 2000 Value Index(4)	-	9.78%	15.80%	12.11%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006.

(2) Performance for Class Y shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3) The Russell 2000 Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

Going forward, the Fund’s performance will be compared to the Russell 2000 Value Index rather than the Russell 2000 Index because the Russell 2000 Value Index more closely represents the Fund’s investment strategy.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class Y	-	4.89%	5.71%
Return After Taxes on Distributions – Class Y	-	9.32%	3.55%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y		1.24%	4.68%

Russell 2000® Index(3)	-	1.56%	10.28%
Russell 2000® Value Index(4)	-	9.78%	8.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses(1)	.92%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$94	$293	$509	$1,131

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  55  –

MassMutual Premier Main Street Small Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-cap companies. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help determine portfolio weightings within the small cap universe. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation as determined by multiple variables such as earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These Risks are described beginning on page 73.

–  56  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 5.54% for the quarter ended June 30, 2007 and the lowest quarterly return was -5.17% for the quarter ended September 30, 2007.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (09/27/06)
Return Before Taxes – Class Y	-	0.95%	5.17%
Return After Taxes on Distributions – Class Y	-	1.73%	4.49%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	-	0.39%	4.09%

Russell 2000 Index(2)	-	1.56%	5.25%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.43%
Total Annual Fund Operating Expenses(2)	1.01%

Less Expense Reimbursement	(.21%	)
Net Fund Expenses(3)(4)	.80%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$82	$301	$537	$1,217

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .79%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

–  57  –

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Small Cap Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.77% for the quarter ended June 30, 2003 and the lowest was -16.78% for the quarter ended September 30, 2002.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2007)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since 8/1999
OFI Mutual Fund
Class Y*	-1.22%	17.32%	14.15%

Russell 2000® Index^	-1.56%	16.25%	8.02%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Main Street Small Cap Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Zavanelli has managed the OFI Fund since August 2, 1999 and Mr. Monoyios has managed the OFI Fund since October 1, 2003. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Small Cap Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Small Cap Fund.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  58  –

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MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser to be realistically valued.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of small-cap companies. Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index – as of January 31, 2008, between $36.27 million and $8.19 billion. These may include “growth” and/or “value” common stocks and other equity securities, including foreign securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•

Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI Institutional uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI Institutional, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI Institutional currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI Institutional’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI Institutional employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI Institutional will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation a determined by multiple variables including: earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, if the reason that OFI Institutional originally purchased the stock of a particular company materially changes, then OFI Institutional may also decide to sell the stock.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These risks are described beginning on page 73.

–  60  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (7/20/98)
Class Y(2)	-	1.31%	10.01%	10.01%

Russell 2000 Index(3)	-	1.56%	16.25%	6.83%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. OFI Institutional replaced Babson Capital as the Fund’s Sub-Adviser on April 1, 2006. In addition, the Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2) Performance for Class Y shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class A shares.

(3) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class Y	-	1.31%	5.93%
Return After Taxes on Distributions – Class Y	-	7.01%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y		0.12%	4.13%

Russell 2000 Index(3)	-	1.56%	10.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  61  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.31%
Total Annual Fund Operating Expenses(2)	.89%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(3)(4)	.80%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$82	$275	$484	$1,088

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed .79%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Special Situations Risk and Cyclical Opportunities Risk.

These Risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes to the Fund’s performance from year to year. Taxes are not included in the calculations of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 9.58% for the quarter ended September 30, 2005 and the lowest quarterly return was -4.07% for the quarter ended December 31, 2007.

–  64  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class Y	6.60%	12.31%
Return After Taxes on Distributions – Class Y	5.55%	11.63%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	5.91%	10.60%

MSCI World Index(2)	9.04%	12.73%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.30%
Total Annual Fund Operating Expenses	1.10%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	1.03%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$105	$343	$599	$1,334

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.03%. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  65  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.51% for the quarter ended December 31, 1999 and the lowest was -18.20% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2007)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class Y*	6.08%	19.49%	12.04%

MSCI World Index^	9.04%	16.96%	7.00%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Global Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Bhaman has managed the OFI Fund since August 2, 2004. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets.

The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. The Fund’s Sub-Adviser, OFI Institutional, emphasizes investments in common stocks of issuers that the portfolio manager considers to be “growth” companies. The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund currently invests a substantial portion of its assets in stocks of small- to mid-sized companies.

In selecting securities, OFI Institutional focuses on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging.

The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Convertible Securities Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 39.43% for the quarter ended December 31, 1999 and the lowest was -29.41% for the quarter ended September 30, 2002.

–  68  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	13.02%	24.05%	8.90%

MSCI EAFE(3)	11.17%	21.59%	8.66%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund. OFI Institutional replaced OFI as the Fund’s Sub-Adviser on March 1, 2007.

(2) Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	13.02%	24.05%	8.90%
Return After Taxes on Distributions – Class Y	12.66%	23.93%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	8.92%	21.53%	7.01%

MSCI EAFE(3)	11.17%	21.59%	8.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.28%
Total Annual Fund Operating Expenses(1)	1.13%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$115	$359	$622	$1,375

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  69  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest a minimum of 90% of its net assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•

Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 73.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 13.22% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.04% for the quarter ended June 30, 2006.

–  70  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class Y	18.75%	25.33%
Return After Taxes on Distributions – Class Y	17.98%	24.84%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	12.93%	21.79%

MSCI EAFE(2)	11.17%	20.31%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.45%
Acquired Fund Fees and Expenses(1)	.04%
Total Annual Fund Operating Expenses(2)	1.39%

Expense Reimbursement	(.17%	)
Net Fund Expenses(3)(4)	1.22%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$124	$423	$744	$1,654

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2009, to the extent that Net Fund Expenses would otherwise exceed 1.18%. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  71  –

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.53% for the quarter ended June 30, 2003 and the lowest was -19.01% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class Y*	20.78%	26.41%	8.09%

MSCI EAFE^	11.17%	21.59%	6.20%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  72  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Fund will likely fall. If interest rates fall, most securities held by a Fund paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

In the case of stocks and other equity securities (including convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by a Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. These debt securities and unrated securities of similar quality, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  73  –

fluctuations and greater risks of loss of income and principal than investment grade securities. A Fund that invests in foreign debt securities is, accordingly, also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities.

For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on securities to be less than expected when purchased. The interest rate risk described above may be compounded for a Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. A Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  A Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap

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may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The International Bond Fund is an actively managed non-diversified fund. The Fund’s Sub-Adviser uses a strategy of limiting the number of issuers which the Fund will hold.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

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•	Emerging Markets Risk. Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller and Mid-Cap Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•

Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market

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factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies have the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Leveraging may increase the assets on which the investment adviser’s fee is based. A Fund’s use of derivatives may create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Sector Allocation Risk. In allocating the Strategic Income Fund’s investments among the three principal sectors in which the Strategic Income Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, OFI Institutional’s expectations about the relative performance of those sectors may be inaccurate, and the Strategic Income Fund’s returns might be less than other funds using similar strategies.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which a Fund invests, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments. Securities that are rated CCC

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or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•.	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

•	Special Situations Risk. Periodically, the Global Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Global Fund’s investment might not produce the expected gains or could incur a loss for the portfolio.

•	Cyclical Opportunities Risk. The Global Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if OFI believes they have growth potential. The Global Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Global Fund’s share prices.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have non-Principal risks not identified in this chart.

Risk	Money Market Fund	Short- Duration Bond Fund	Inflation- Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	International Bond Fund	Balanced Fund	Value Fund	Core Value Equity Fund	Enhanced Index Value Fund	Enhanced Index Core Equity Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk								X

Foreign Investment Risk		X	X	X	X	X	X	X	X	X	X

Emerging Markets Risk		X		X	X	X	X	X	X	X	X

Currency Risk		X	X	X	X	X	X	X	X	X	X

Smaller and Mid-Cap Company Risk										X	X

Growth Company Risk

Value Company Risk										X	X	X

Leveraging Risk		X	X	X	X	X	X	X	X	X	X	X	X

Sector Allocation Risk						X

Convertible Securities Risk		X		X	X		X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X	X

Preferred Stock Risk							X			X	X

Portfolio Turnover Risk							X			X	X	X	.X

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Risk	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Discovery Value Fund	Small Capitalization Value Fund	Main Street Small Cap Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk		X		X	X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk

Foreign Investment Risk		X	X		X		X	X	X	X	X

Emerging Markets Risk									X	X

Currency Risk		X	X		X		X	X	X	X	X

Smaller and Mid-Cap Company Risk		X			X	X	X	X	X	X	X

Growth Company Risk		X	X	X			X	X	X	X	X

Value Company Risk					X	X	X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk										X

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk			X	X	X		X	X			X

Special Situations Risk									X

Cyclical Opportunities Risk									X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2007, MassMutual, together with its subsidiaries, had assets under management in excess of $505 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .60% for the International Bond Fund, ..48% for the Balanced Fund, .50% for the Value Fund, .50% for the Core Value Equity Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Discovery Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Main Street Small Cap Fund, .58% for the Small Company Opportunities Fund, ..80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2007 or the Funds’ annual report to shareholders dated October 31, 2007.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class Y shares of the Funds is .0644% to .2468%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2007, AllianceBernstein managed approximately $800 billion in assets.

Marilyn G. Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak joined Bernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the U.S. Large Cap Value Equity Investment Policy Group. From 1993-2000, Ms. Fedak was Chief Investment Officer for U.S. Value Equities. In 2003, she named John Mahedy, a Senior Vice President, her Co-CIO. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak is also a Director of SCB Inc. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000. Early in her career at Bernstein, she played a key role in developing its U.S. Diversified Value service. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983.

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John P. Mahedy

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Mahedy was named Co-CIO for U.S. Value Equities in 2003. He continues to serve as director of research for U.S. Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in Bernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services briefly at Morgan Stanley for three years in the early 1990s.

Christopher W. Marx

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Marx is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He joined the firm in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent six years as a consultant for Deloitte & Touche and the Boston Consulting Group.

John D. Phillips, Jr.

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Phillips is a senior portfolio manager and member of the U.S. Value Equities Investment Policy Group. He is also chairman of Bernstein’s Proxy Voting Committee. Before joining Bernstein in 1994, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis from 1992 to 1993. Previously, he was at State Street Research and Management Co. in Boston from 1972 to 1992, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and a portion of the portfolio of the Core Value Equity Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2007 of more than $95 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 19 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank and Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over nine years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 30 years of investment experience and has been associated with MassMutual since 1985.

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Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 20 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 32 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 33 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 22 years of investment experience with Babson Capital.

Charles Sanford

is a member of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2004, Mr. Sanford was Vice President of Sales and Marketing of Millivision, Inc., a technology company specializing in imaging systems, from 2002-2003. Prior to that, Mr. Sanford was President and Founder of University Angels, Inc., in which capacity he raised capital and managed a private equity portfolio.

Douglas M. Trevallion

is a member of the investment team primarily responsible for the day-to-day management of the Short Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Prior to joining Babson Capital in 2000, Mr. Trevallion was employed at Massachusetts Mutual Life Insurance Company. Mr. Trevallion is a Chartered Financial Analyst and has over 18 years of industry experience.

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Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the International Bond Fund and Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2007 the BAM Group managed approximately US$54.96 billion on behalf of clients located around the world.

Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working first with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

Kevin Lorkins

is a portfolio manager for the International Bond Fund. Mr. Lorkins is Head of Baring’s Regional Aggregate Portfolio Construction Group and is responsible for managing and setting strategy for Baring’s Sterling Fixed Income products and for research into the Sterling market. Mr. Lorkins joined Baring Asset Management in June 2006. Previously at Morley Fund Management, Mr. Lorkins was Head of UK Sovereign products. He was also a member of the asset allocation committee. Prior to Morley, Mr. Lorkins worked at Provident Mutual and then at General Accident for 20 years where he carried out a number of roles including Senior Investment Manager, Bonds and Treasury and Head of Fixed Income.

Toby Nangle

is the lead portfolio manager for the International Bond Fund. Mr. Nangle is Head of Baring’s Global Portfolio Construction Group and is a member of the Strategic Policy Group, Baring’s global macro research and asset allocation team. He is responsible for managing, among others, the Global Aggregate product. Mr. Nangle joined Baring Asset Management in 1997 and has developed a range of proprietary credit modeling tools and contributed to the development of the credit investment process during his tenure. Previous roles on the team have involved research of high yield and emerging market debt, US Investment grade credit and the US Treasury market.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Capital Appreciation Fund and Global Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2007, OFI managed assets of approximately $260 billion.

Marc L. Baylin

is the portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Senior Vice President of OFI since August 2004 and was previously a Vice President of OFI from January 1997 to July 2004.

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OFI Institutional Asset Management, Inc. (“OFI Institutional”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Core Growth Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street Small Cap Fund, Small Company Opportunities Fund, International Equity Fund and a portion of the portfolio of the Core Value Equity Fund. OFI Institutional is a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual. As of December 31, 2007, OFI Institutional had approximately $12.7 billion in assets under management.

Marc L. Baylin

is the portfolio manager of the Core Growth Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in July 2007. Mr. Baylin is also a Vice President of OFI, which he joined in September 2005. Previously, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

John Damian

is the portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in February 2007. Mr. Evans is a Senior Vice President and portfolio manager of OFI, which he joined in 1990. Prior to joining OFI, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Prasad. Ms. Mendel Han, a Vice President of OFI Institutional, has over 20 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Mendel Han was a Managing Director and portfolio manager at Babson Capital since 1994. Previously, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Christopher Leavy

is the portfolio manager of the Value Fund and a portion of the Core Value Equity Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Small Company Opportunities Fund, the Main Street Fund and the Main Street Small Cap Fund. Mr. Monoyios, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Monoyios is a Senior Vice President of OFI, which he joined in 1998. Previously, he was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han. Ms. Prasad, a Vice President of OFI Institutional, is a Chartered Financial Analyst with over 13 years of industry experience. Prior to joining OFI Institutional in April 2006, Ms. Prasad was a Managing Director and portfolio manager at Babson Capital since 1994.

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Marc R. Reinganum

is a co-portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI Institutional, which he joined in February 2007. Dr. Reinganum is a Vice President of OFI, which he joined in September 2002. Previously, he was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Steinmetz is a Senior Vice President of OFI, which he joined in 1986. Previously, he was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

Mark Zavanelli

is a co-portfolio manager of the Small Company Opportunities Fund and the Main Street Small Cap Fund. Mr. Zavanelli, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in June 2006. Mr. Zavanelli is a Vice President of OFI which he joined in May 1998. Previously, he served as President of Waterside Capital Management, a registered investment adviser from August 1995 through April 1998.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the International Bond Fund, the Balanced Fund, the Core Value Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Discovery Value Fund, the Main Street Small Cap Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class Y shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class Y shares of the Funds may also be purchased by the following Eligible Purchasers:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans, where plan assets of the employer generally exceed or are expected to exceed $5 million for Class Y shares;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $5 million.

Additionally, shareholders of the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund and the High Yield Fund who held shares of those Funds prior to October 31, 2004 may purchase Class Y shares of the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund and the High Yield Fund, respectively.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMutual, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase shares.

Shareholder and Distribution Fees.  Class Y shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class Y shares do not have deferred sales charges or any Rule 12b-1 fees.

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Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class Y shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class Y shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class Y shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Annual compensation paid on account of Class Y shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•

Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual or another intermediary authorized for this purpose. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders— For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the International Bond Fund, Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, High Yield Fund and International Bond Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchange purchases, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds do not accommodate excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at

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the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with State Street Bank and Trust Company (“State Street”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to State Street. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to State Street. Transaction orders placed in writing should be addressed to State Street Bank and Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•

A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•

The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•

The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to State Street.

Determining Net Asset Value

The Trust calculates the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service

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information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In general, a Fund that fails to distribute at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) will be subject to a 4% excise tax on the undistributed amount. Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor whether distributed in cash or additional shares. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose

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return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund, however, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. Each of the International Bond Fund, the Global Fund, the International Equity Fund and the Focused International Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays, in which case a shareholder must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Previous legislation provided that for taxable years of a fund beginning before January 1, 2008, a Fund was not required to withhold any amounts with respect to (i) distributions of net short-term capital gains in excess of net long-term capital losses, and (ii) distributions

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of U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, in each case to the extent that the Fund properly designated such distributions. This exemption from withholding is no longer effective, but pending legislation could reinstate and extend it for one year.

The discussion above is very general. Shareholders should consult their tax adviser for more information about the effect that an investment in a Fund could have on their own tax situation, including possible state, local and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The International Bond Fund and Core Value Equity Fund each commenced operations on December 20, 2007 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MASSMUTUAL PREMIER MONEY MARKET FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04ÙÙ		Year ended 12/31/03		Year ended 12/31/02†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.04	***	0.02	***	0.01	***	0.01	***	0.01 ***
Net realized and unrealized gain (loss) on investments	-		-		-		0.00	††	0.00	††	0.01

Total income from investment operations	0.05		0.04		0.02		0.01		0.01		0.02

Less distributions to shareholders:
From net investment income	(0.05)		(0.04)		(0.02)		(0.01)		(0.01)		(0.02)
From net realized gains	-		-		-		(0.00	)††	(0.00	)††	-

Total distributions	(0.05)		(0.04)		(0.02)		(0.01)		(0.01)		(0.02)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	4.81%		4.32%		2.31%		0.51%	**	0.59%		1.33%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$213,690		$111,314		$76,384		$123,384		$90,362		$107,089
Ratio of expenses to average daily net assets:
Before expense waiver	0.56%		0.58%		0.55%		0.59%	*	0.55%		0.55%
After expense waiver	0.55%	#	0.55%	#	0.55%	#	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	4.71%		4.31%		2.20%		0.64%	*	0.59%		1.31%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Amount is less than $0.01 per share.
ÙÙ	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.30		$10.27		$10.58	$10.30		$10.37	$10.05

Income (loss) from investment operations:
Net investment income (loss)	0.48	***	0.43	***	0.36 ***	0.30	***	0.38 ***	0.44 ***
Net realized and unrealized gain (loss) on investments	0.10		0.02		(0.24)	(0.02)		(0.02)	0.34

Total income from investment operations	0.58		0.45		0.12	0.28		0.36	0.78

Less distributions to shareholders:
From net investment income	(0.46)		(0.42)		(0.40)	-		(0.43)	(0.46)
From net realized gains	-		-		(0.03)	-		-	-

Total distributions	(0.46)		(0.42)		(0.43)	-		(0.43)	(0.46)

Net asset value, end of period	$10.42		$10.30		$10.27	$10.58		$10.30	$10.37

Total Return(a)	5.86%		4.48%		1.17%	2.72%	**	3.50%	7.73%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$55,094		$80,419		$68,287	$49,563		$55,458	$42,750
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%		0.60%		0.59%	0.59%	*	0.59%	0.59%
After expense waiver	0.59%	#	0.59%	#	0.59% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.77%		4.24%		3.48%	3.45%	*	3.60%	4.24%
Portfolio turnover rate	332%		156%		114%	78%	**	41%	19%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  95  –

MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

	Class Y
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03Ù
Net asset value, beginning of period	$10.31	$10.61	$10.67	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.30 ***	0.49 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	0.28	(0.23)	(0.31)	0.33		-

Total income from investment operations	0.58	0.26	0.25	0.67		0.00

Less distributions to shareholders:
From net investment income	(0.37)	(0.55)	(0.30)	-		-
From net realized gains	-	(0.01)	(0.01)	-		-

Total distributions	(0.37)	(0.56)	(0.31)	-		-

Net asset value, end of period	$10.52	$10.31	$10.61	$10.67		$10.00

Total Return(a)	5.85%	2.53%	2.32%	6.70%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$71,072	$85,267	$79,985	$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.64%	0.64%	0.71%	*	-	‡
After expense waiver	N/A	N/A	N/A	0.68%	*#	N/A
Net investment income (loss) to average daily net assets	3.01%	4.81%	5.27%	3.92%	*	-	‡
Portfolio turnover rate	17%	4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
‡	Amount is de minimis due to the short period of operations.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  96  –

MASSMUTUAL PREMIER CORE BOND FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.98		$10.99		$10.97	$11.01		$11.25	$10.82

Income (loss) from investment operations:
Net investment income (loss)	0.51	***	0.48	***	0.43 ***	0.34	***	0.41 ***	0.54 ***
Net realized and unrealized gain (loss) on investments	0.08		0.01		(0.33)	0.11		0.17	0.40

Total income from investment operations	0.59		0.49		0.10	0.45		0.58	0.94

Less distributions to shareholders:
From net investment income	(0.49)		(0.50)		(0.08)	(0.39)		(0.67)	(0.48)
From net realized gains	-		-		-	(0.10)		(0.15)	(0.03)

Total distributions	(0.49)		(0.50)		(0.08)	(0.49)		(0.82)	(0.51)

Net asset value, end of period	$11.08		$10.98		$10.99	$10.97		$11.01	$11.25

Total Return(a)	5.56%		4.60%		0.90%	4.11%	**	5.23%	8.61%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$202,008		$212,477		$214,159	$200,216		$153,913	$172,997
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%		0.64%		0.64%	0.65%	*	0.64%	0.64%
After expense waiver	0.64%	#	0.64%	#	0.64% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.71%		4.44%		3.93%	3.71%	*	3.58%	4.79%
Portfolio turnover rate	394%		197%		219%	178%	**	146%	187%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  97  –

MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05	Period ended 10/31/04Ù		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.85		$10.76		$11.07	$10.61		$10.07	$9.70

Income (loss) from investment operations:
Net investment income (loss)	0.48	***	0.46	***	0.43 ***	0.36	***	0.47 ***	0.50	***
Net realized and unrealized gain (loss) on investments	0.11		0.05		(0.31)	0.10		0.39	0.30

Total income from investment operations	0.59		0.51		0.12	0.46		0.86	0.80

Less distributions to shareholders:
From net investment income	(0.47)		(0.42)		(0.38)	-		(0.29)	(0.43)
From net realized gains	-		-		(0.05)	-		(0.03)	-

Total distributions	(0.47)		(0.42)		(0.43)	-		(0.32)	(0.43)

Net asset value, end of period	$10.97		$10.85		$10.76	$11.07		$10.61	$10.07

Total Return(a)	5.68%		4.91%		1.15%	4.34%	**	8.41%	8.30%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$51,537		$11,218		$10,329	$7,221		$6,975	$3,979
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%		0.75%		0.75%	0.71%	*	0.74%	0.75%
After expense waiver	0.74%	#	0.74%	#	0.74% #	N/A		N/A	0.74%	#
Net investment income (loss) to average daily net assets	4.48%		4.34%		4.00%	3.96%	*	4.44%	4.99%
Portfolio turnover rate	427%		208%		137%	84%	**	105%	76%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  98  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$10.30		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.51	***	0.55	***	0.36	***
Net realized and unrealized gain (loss) on investments	0.59		0.10		(0.30)

Total income from investment operations	1.10		0.65		0.06

Less distributions to shareholders:
From net investment income	(0.37)		(0.41)		-

Net asset value, end of period	$11.03		$10.30		$10.06

Total Return(a)	10.84%		6.68%		0.60%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$12,620		$6,360		$11,473
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%		0.85%		0.85%	*
After expense waiver	0.76%	#	0.76%	#	0.76%	*#
Net investment income (loss) to average daily net assets	4.80%		5.49%		4.26%	*
Portfolio turnover rate	131%		159%		159%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  99  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class Y
	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03
Net asset value, beginning of year	$10.93	$10.67		$10.39		$10.05	$8.27

Income (loss) from investment operations:
Net investment income (loss)	0.85 ***	0.80	***	0.77	***	0.84	0.82
Net realized and unrealized gain (loss) on investments	(0.11)	0.22		(0.37)		0.35	1.79

Total income from investment operations	0.74	1.02		0.40		1.19	2.61

Less distributions to shareholders:
From net investment income	(0.66)	(0.71)		(0.12)		(0.85)	(0.83)
From net realized gains	(0.02)	(0.05)		-		-	-

Total distributions	(0.68)	(0.76)		(0.12)		(0.85)	(0.83)

Net asset value, end of year	$10.99	$10.93		$10.67		$10.39	$10.05

Total Return	6.85% (a)	10.15%	(a)	3.92%	(a)	12.32%	33.04%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$105,706	$79,691		$64,235		$78,901	$50,552
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%	0.75%		0.75%		0.78%	1.02%
After expense waiver	N/A	0.75%	#	0.75%	#	0.75% #	0.75% #
Net investment income (loss) to average daily net assets	7.80%	7.59%		7.29%		8.30%	8.98%
Portfolio turnover rate	93%	61%		59%		70%	103%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  100  –

MASSMUTUAL PREMIER BALANCED FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04Ù		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$10.77		$9.86		$9.48		$9.18		$7.94		$9.25

Income (loss) from investment operations:
Net investment income (loss)	0.29	***	0.25	***	0.22	***	0.14	***	0.18	***	0.21 ***
Net realized and unrealized gain (loss) on investments	0.79		0.90		0.38		0.16		1.25		(1.29)

Total income (loss) from investment operations	1.08		1.15		0.60		0.30		1.43		(1.08)

Less distributions to shareholders:
From net investment income	(0.26)		(0.24)		(0.22)		-		(0.19)		(0.23)

Net asset value, end of period	$11.59		$10.77		$9.86		$9.48		$9.18		$7.94

Total Return(a)	10.25%		11.90%		6.31%		3.27%	**	18.02%		(11.64)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,597		$2,119		$1,923		$2,083		$2,138		$2,438
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.81%		0.77%		0.80%	*	0.76%		0.76%
After expense waiver	0.76%	#	0.76%	#	0.76%	#	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	2.63%		2.44%		2.26%		1.84%	*	2.09%		2.48%
Portfolio turnover rate	194%		150%		139%		104%	**	95%		94%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  101  –

MASSMUTUAL PREMIER VALUE FUND

	Class Y
	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05†
Net asset value, beginning of year	$18.80	$16.87	$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.22 ***	0.24 ***	0.30 ***
Net realized and unrealized gain (loss) on investments	2.94	2.07	0.80

Total income from investment operations	3.16	2.31	1.10

Less distributions to shareholders:
From net investment income	(0.87)	(0.29)	(0.10)
From net realized gains	(0.33)	(0.09)	-

Total distributions	(1.20)	(0.38)	(0.10)

Net asset value, end of year	$20.76	$18.80	$16.87

Total Return(a)	17.63%	13.89%	6.97%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,389	$3,400	$3,147
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.70%	0.69%
After expense waiver	N/A	0.70% #	N/A
Net investment income (loss) to average daily net assets	1.12%	1.38%	1.78%
Portfolio turnover rate	151%	157%	53%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  102  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

	Class Y
	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03
Net asset value, beginning of year	$13.56	$12.24		$10.96		$10.01	$8.35

Income (loss) from investment operations:
Net investment income (loss)	0.26 ***	0.24	***	0.23	***	0.18	0.17
Net realized and unrealized gain (loss) on investments	0.78	2.18		1.16		1.34	1.63

Total income from investment operations	1.04	2.42		1.39		1.52	1.80

Less distributions to shareholders:
From net investment income	(0.25)	(0.19)		(0.05)		(0.31)	(0.14)
From net realized gains	(1.08)	(0.91)		(0.06)		(0.26)	-
Tax return of capital	(0.05)	-		-		-	-

Total distributions	(1.38)	(1.10)		(0.11)		(0.57)	(0.14)

Net asset value, end of year	$13.22	$13.56		$12.24		$10.96	$10.01

Total Return	7.98% (a)	21.22%	(a)	12.74%	(a)	15.31%	21.87%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$157,740	$109,358		$78,550		$38,480	$28,342
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.74%		0.76%		0.98%	1.22%
After expense waiver	0.69% #	0.69%	#	0.69%	#	0.70% #	0.70% #
Net investment income (loss) to average daily net assets	1.90%	1.93%		1.95%		1.80%	1.86%
Portfolio turnover rate	139%	144%		150%		102%	94%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  103  –

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
Net asset value, beginning of year	$12.51		$10.83		$9.95		$9.28		$7.82

Income (loss) from investment operations:
Net investment income (loss)	0.16	***	0.15	***	0.16	***	0.11		0.09
Net realized and unrealized gain (loss) on investments	1.38		1.67		0.77		0.74		1.45

Total income from investment operations	1.54		1.82		0.93		0.85		1.54

Less distributions to shareholders:
From net investment income	(0.13)		(0.14)		(0.05)		(0.18)		(0.08)

Net asset value, end of year	$13.92		$12.51		$10.83		$9.95		$9.28

Total Return	12.33%	(a)	17.00%	(a)	9.39%	(a)	9.17%		19.93%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$57,125		$39,859		$31,582		$30,017		$27,402
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%		0.79%		0.80%		1.00%		1.18%
After expense waiver	0.69%	#	0.69%	#	0.69%	#	0.70%	#	0.70%	#
Net investment income (loss) to average daily net assets	1.21%		1.28%		1.46%		1.06%		1.11%
Portfolio turnover rate	148%		163%		154%		116%		90%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  104  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class Y
	Year ended 10/31/07	Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$11.64	$10.17		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13 ***	0.11	***	0.08	***
Net realized and unrealized gain (loss) on investments	1.48	1.49		0.09

Total income from investment operations	1.61	1.60		0.17

Less distributions to shareholders:
From net investment income	(0.14)	(0.13)		-
From net realized gains	(0.56)	-		-

Total distributions	(0.70)	(0.13)		-

Net asset value, end of period	$12.55	$11.64		$10.17

Total Return(a)	14.43%	15.96%		1.70%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$126	$117		$102
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	0.87%		0.85%	*
After expense waiver	0.76% #	0.83%	#	0.83%	*#
Net investment income (loss) to average daily net assets	1.10%	1.02%		1.01%	*
Portfolio turnover rate	105%	110%		78%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  105  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$10.98		$10.07		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.00	***†	0.02	***
Net realized and unrealized gain (loss) on investments	2.46		0.95		0.05

Total income from investment operations	2.47		0.95		0.07

Less distributions to shareholders:
From net investment income	-		(0.04)		-
Tax return of capital	-		(0.00	)†	-

Total distributions	-		(0.04)		-

Net asset value, end of period	$13.45		$10.98		$10.07

Total Return(a)	22.50%		9.49%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$57,564		$45,576		$23,856
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%		0.83%		0.84%	*
After expense waiver	0.82%	#	0.82%	#	0.82%	*#
Net investment income (loss) to average daily net assets	0.06%		0.04%		0.20%	*
Portfolio turnover rate	57%		58%		59%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  106  –

MASSMUTUAL PREMIER CORE GROWTH FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$9.22		$9.09		$8.39

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.00	***†	0.07	***
Net realized and unrealized gain (loss) on investments	2.25		0.18		0.67

Total income from investment operations	2.24		0.18		0.74

Less distributions to shareholders:
From net investment income	-		(0.05)		(0.04)

Net asset value, end of period	$11.46		$9.22		$9.09

Total Return(a)	24.30%		1.95%		8.82%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$137		$110		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%		0.85%		0.82%
After expense waiver	0.80%	#	0.80%	#	0.80%	#
Net investment income (loss) to average daily net assets	(0.11)%		0.00%	††	0.85%
Portfolio turnover rate	117%		164%		35%

***	Per share amount calculated on the average shares method.
Ù	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
†	Amount is less than $0.01 per share.
††	Amount is less than 0.01%.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  107  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
Net asset value, beginning of year	$9.20		$8.27		$7.65		$7.41		$6.12

Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.05	***	0.06	***	0.02		0.03
Net realized and unrealized gain (loss) on investments	1.63		0.92		0.60		0.26		1.28

Total income from investment operations	1.69		0.97		0.66		0.28		1.31

Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.04)		(0.04)		(0.02)

Net asset value, end of year	$10.85		$9.20		$8.27		$7.65		$7.41

Total Return	18.40%	(a)	11.71%	(a)	8.66%	(a)	3.83%		21.42%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$99,772		$52,415		$33,336		$21,313		$20,154
Ratio of expenses to average daily net assets:
Before expense waiver	0.62%		0.73%		0.76%		1.15%		1.40%
After expense waiver	N/A		0.67%	#	0.69%	#	0.70%	#	0.70%	#
Net investment income (loss) to average daily net assets	0.62%		0.62%		0.78%		0.36%		0.41%
Portfolio turnover rate	181%		163%		127%		112%		69%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  108  –

MASSMUTUAL PREMIER DISCOVERY VALUE FUND

	Class Y
	Year ended 10/31/07	Period ended 10/31/06†
Net asset value, beginning of period	$11.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 ***	0.11	***
Net realized and unrealized gain (loss) on investments	2.41	1.51

Total income from investment operations	2.43	1.62

Less distributions to shareholders:
From net investment income	(0.09)	(0.01)
From net realized gains	(0.93)	-

Total distributions	(1.02)	(0.01)

Net asset value, end of period	$13.02	$11.61

Total Return(a)	22.45%	16.20%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$10,352	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%	1.50%	*
After expense waiver	1.00% #	1.00%	*#
Net investment income (loss) to average daily net assets	0.19%	1.14%	*
Portfolio turnover rate	119%	180%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflect these charges.

–  109  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of year	$16.40		$14.77		$13.95

Income (loss) from investment operations:
Net investment income (loss)	0.00	***††	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.67		2.17		0.84

Total income from investment operations	0.67		2.15		0.82

Less distributions to shareholders:
From net realized gains	(1.40)		(0.52)		-

Net asset value, end of year	$15.67		$16.40		$14.77

Total Return(a)	4.23%		14.99%		5.88%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,642		$2,000		$641
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%		0.92%		0.92%
After expense waiver	0.90%	#	0.90%	#	0.90%	#
Net investment income (loss) to average daily net assets	0.02%		(0.10)%		(0.11)%
Portfolio turnover rate	70%		33%		32%

***	Per share amount calculated on the average shares method.
†	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
††	Amount is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  110  –

MASSMUTUAL PREMIER MAIN STREET SMALL CAP FUND

	Class Y
	Year ended 10/31/07		Period ended 10/31/06Ù
Net asset value, beginning of period	$10.45		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.01		0.45

Total income from investment operations	1.08		0.45

Less distributions to shareholders:
From net realized gains	(0.01)		-

Net asset value, end of period	$11.52		$10.45

Total Return(a)	10.33%		4.50%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$0		$105
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%		4.68%	*
After expense waiver	0.79%	#	0.79%	*#
Net investment income (loss) to average daily net assets	0.67%		0.17%	*
Portfolio turnover rate	127%		17%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
Ù	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  111  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05Ù
Net asset value, beginning of year	$17.11		$16.91		$15.79

Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	1.28		1.62		1.11

Total income from investment operations	1.38		1.64		1.12

Less distributions to shareholders:
From net realized gains	(5.70)		(1.44)		(0.00	)†

Net asset value, end of year	$12.79		$17.11		$16.91

Total Return(a)	10.33%		10.21%		7.12%
.Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,898		$6,564		$14,667
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%		0.82%		0.80%
After expense waiver	0.79%	#	0.79%	#	0.79%	#
Net investment income (loss) to average daily net assets	0.76%		0.13%		0.07%
Portfolio turnover rate	111%		134%		45%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
Ù	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  112  –

MASSMUTUAL PREMIER GLOBAL FUND

	Class Y
	Year ended 10/31/07	Year ended 10/31/06		Period ended 10/31/05Ù
Net asset value, beginning of period	$12.50	$10.61		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 ***	0.12	***	0.06	***
Net realized and unrealized gain (loss) on investments	2.24	1.87		0.55

Total income from investment operations	2.34	1.99		0.61

Less distributions to shareholders:
From net investment income	(0.17)	(0.10)		-
From net realized gains	(0.33)	-		-

Total distributions	(0.50)	(0.10)		-

Net asset value, end of period	$14.34	$12.50		$10.61

Total Return(a)	19.29%	18.86%		6.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,514	$4,702		$3,099
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.10%		1.12%	*
After expense waiver	1.03% #	1.03%	#	1.03%	*#
Net investment income (loss) to average daily net assets	0.74%	1.06%		0.66%	*
Portfolio turnover rate	16%	25%		25%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
Ù	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  113  –

MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class Y
	Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04Ù		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$14.79		$11.80		$9.76		$9.54		$6.37		$9.18

Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.13	***	0.08	***	0.05	***	0.05	***	0.08	***
Net realized and unrealized gain (loss) on investments	4.74		3.00		1.97		0.21		3.17		(2.81)

Total income (loss) from investment operations	4.99		3.13		2.05		0.26		3.22		(2.73)

Less distributions to shareholders:
From net investment income	(0.19)		(0.14)		(0.01)		(0.04)		(0.05)		(0.08)
Tax return of capital	-		-		-		-		-		(0.00	)†

Total distributions	(0.19)		(0.14)		(0.01)		(0.04)		(0.05)		(0.08)

Net asset value, end of period	$19.59		$14.79		$11.80		$9.76		$9.54		$6.37

Total Return(a)	34.05%		26.68%		20.95%		2.75%	**	50.60%		(29.82)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$83,333		$73,348		$59,211		$39,106		$44,227		$41,795
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%		1.15%		1.14%		1.13%	*	1.12%		1.12%
After expense waiver	1.12%	#	1.12%	#	1.12%	#	1.11%	*(b)	1.10%	(b)	1.11%	(b)#
Net investment income (loss) to average daily net assets	1.46%		0.93%		0.69%		0.66%	*	0.64%		1.07%
Portfolio turnover rate	25%		27%		26%		32%	**	70%		40%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
Ù	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

–  114  –

MASSMUTUAL PREMIER FOCUSED INTERNATIONAL FUND

	Class Y
	Year ended 10/31/07	Period ended 10/31/06†
Net asset value, beginning of period	$12.45	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14 ***	0.12	***
Net realized and unrealized gain (loss) on investments	4.82	2.33

Total income from investment operations	4.96	2.45

Less distributions to shareholders:
From net investment income	(0.01)	-
From net realized gains	(0.09)	-

Total distributions	(0.10)	-

Net asset value, end of period	$17.31	$12.45

Total Return(a)	40.12%	24.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$739	$179
Ratio of expenses to average daily net assets:
Before expense waiver	1.35%	2.52%	*
After expense waiver	1.18% #	1.18%	*#
Net investment income (loss) to average daily net assets	0.95%	1.13%	*
Portfolio turnover rate	95%	81%	**

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  115  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Funds’ fundamental investment restrictions can be found in the Funds’ Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The Funds may normally use derivatives:

•

to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to generate additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed

–  116  –

delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including stock index future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in

–  117  –

exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a

–  118  –

Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Strategic Income Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated. The Strategic Income Fund expects that from time to time investments in loan investment pools may exceed 15% of the Fund’s net assets.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

The International Bond Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times

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when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless MassMutual or a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the

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creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

MASSMUTUAL PREMIER FUNDS

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

STATEMENT OF ADDITIONAL INFORMATION

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MASSMUTUAL PREMIER FUNDS (THE “TRUST”) DATED MARCH 3, 2008, AS AMENDED FROM TIME TO TIME (THE “PROSPECTUS”). THIS SAI INCORPORATES HEREIN THE FINANCIAL STATEMENTS OF THE FUNDS BY REFERENCE TO THE FUNDS’ ANNUAL REPORT AS OF OCTOBER 31, 2007 (THE “ANNUAL REPORT”). TO OBTAIN A PROSPECTUS OR AN ANNUAL REPORT, CALL TOLL-FREE 1-888-309-3539, OR WRITE THE TRUST AT THE ABOVE ADDRESS.

This SAI relates to the following Funds:

•	MassMutual Premier Money Market Fund

•	MassMutual Premier Short-Duration Bond Fund

•	MassMutual Premier Inflation-Protected Bond Fund

•	MassMutual Premier Core Bond Fund

•	MassMutual Premier Diversified Bond Fund

•	MassMutual Premier Strategic Income Fund

•	MassMutual Premier High Yield Fund

•	MassMutual Premier International Bond Fund

•	MassMutual Premier Balanced Fund

•	MassMutual Premier Value Fund

•	MassMutual Premier Core Value Equity Fund

•	MassMutual Premier Enhanced Index Value Fund

•	MassMutual Premier Enhanced Index Core Equity Fund

•	MassMutual Premier Main Street Fund

•	MassMutual Premier Capital Appreciation Fund

•	MassMutual Premier Core Growth Fund

•	MassMutual Premier Enhanced Index Growth Fund

•	MassMutual Premier Discovery Value Fund

•	MassMutual Premier Small Capitalization Value Fund

•	MassMutual Premier Main Street Small Cap Fund

•	MassMutual Premier Small Company Opportunities Fund

•	MassMutual Premier Global Fund

•	MassMutual Premier International Equity Fund

•	MassMutual Premier Focused International Fund

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust or MML Distributors, LLC (the “Distributor”). This SAI and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

Dated March 3, 2008

GENERAL INFORMATION

MassMutual Premier Funds (the “Trust”) is a professionally managed, open-end investment company. This SAI describes the following twenty-four separate series of the Trust: (1) MassMutual Premier Money Market Fund (“Money Market Fund”), (2) MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), (3) MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), (4) MassMutual Premier Core Bond Fund (“Core Bond Fund”), (5) MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), (6) MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), (7) MassMutual Premier High Yield Fund (“High Yield Fund”), (8) MassMutual Premier International Bond Fund (“International Bond Fund”), (9) MassMutual Premier Balanced Fund (“Balanced Fund”), (10) MassMutual Premier Value Fund (“Value Fund”), (11) MassMutual Premier Core Value Equity Fund (“Core Value Equity Fund”), (12) MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), (13) MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), (14) MassMutual Premier Main Street Fund (“Main Street Fund”), (15) MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), (16) MassMutual Premier Core Growth Fund (“Core Growth Fund”), (17) MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), (18) MassMutual Premier Discovery Value Fund (“Discovery Value Fund”), (19) MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), (20) MassMutual Premier Main Street Small Cap Fund (“Main Street Small Cap Fund”), (21) MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), (22) MassMutual Premier Global Fund (“Global Fund”), (23) MassMutual Premier International Equity Fund (“International Equity Fund”) and (24) MassMutual Premier Focused International Fund (“Focused International Fund”) (each individually referred to as a “Fund” or collectively as the “Funds”). Currently, the Trustees have authorized a total of twenty-four separate series. Additional series may be created by the Trustees from time-to-time.

The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended from time to time (the “Declaration of Trust”). The investment adviser for each of the Funds is Massachusetts Mutual Life Insurance Company (“MassMutual” or the “Adviser”). The investment sub-adviser for the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and a portion of the Core Value Equity Fund is Babson Capital Management LLC (“Babson Capital”), located at 470 Atlantic Avenue, Boston, Massachusetts 02110 and 1500 Main Street, Springfield, Massachusetts 01115. The investment sub-adviser for the Strategic Income Fund, Value Fund, Main Street Fund, Core Growth Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street Small Cap Fund, Small Company Opportunities Fund, International Equity Fund and a portion of the Core Value Equity Fund is OFI Institutional Asset Management, Inc. (“OFI Institutional”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281. The investment sub-adviser for the Capital Appreciation Fund and the Global Fund is OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281. The investment sub-adviser for the International Bond Fund and Focused International Fund is Baring International Investment Limited (“Baring”), located at 155 Bishopsgate, London EC2M-3XY. The investment sub-adviser for a portion of the Core Value Equity Fund is AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105. Babson Capital, Baring, OFI and OFI Institutional are indirect subsidiaries of MassMutual.

ADDITIONAL INVESTMENT POLICIES

Each Fund has a distinct investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The fundamental investment policies and fundamental investment restrictions of a Fund may not be changed without the vote of a majority of that Fund’s outstanding shares (which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this Statement of Additional Information and in the Prospectus, means the lesser of (l) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). The Board of Trustees of the Trust may adopt new or amend or delete existing non-fundamental investment policies and restrictions without shareholder approval. There is no guarantee that any Fund will achieve its investment objective.

The following discussion elaborates on the presentation of each Fund’s investment policies contained in the Prospectus. Unless otherwise specified, each Fund may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time. Investment policies and restrictions described below are non-fundamental and may be changed by the Trustees without shareholder approval, unless otherwise noted. For a description of the ratings of corporate debt securities and money market instruments in which the various Funds may invest, reference should be made to the Appendix.

Money Market Fund

For so long as the Money Market Fund values its portfolio instruments on the basis of amortized cost (see “Valuation of Portfolio Securities”), its investments are subject to portfolio maturity, portfolio quality and portfolio diversification requirements imposed by Rule 2a-7 under the 1940 Act. The Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, generally must purchase instruments having remaining maturities of thirteen months (397 days) or less, and must invest only in United States dollar-denominated securities determined to be of high quality with minimal credit risks.

The Money Market Fund’s non-fundamental investment policy is that, at the time it acquires a security, it will invest at least 95% of its net assets in First Tier Securities and no more than 5% of its net assets in Second Tier Securities. A security qualifies as a First Tier Security if (a) two nationally recognized statistical rating organizations (“NRSROs”) have both given it their highest ratings, even if other NRSROs have rated it lower, or (b) one NRSRO has given it the highest rating, if the security has been rated by one NRSRO. In addition to Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc., (“Moody’s”) other NRSROs include: Duff & Phelps, Inc., Fitch Investors, Inc., IBCA Limited and IBCA, Inc. A Second Tier Security is one that is rated in the second highest rating category by one or more NRSROs. In certain circumstances, unrated securities may qualify as First or Second Tier Securities if the Fund’s investment sub-adviser determines that such securities are of comparable quality to First or Second Tier Securities. A rating or determination of comparable quality is no guarantee that a portfolio instrument will not decline in creditworthiness and/or value.

The Money Market Fund’s investment in certificates of deposit and bankers’ acceptances will be limited to obligations of banks having deposits of at least $1,000,000,000 at the time of purchase. The obligations of U.S. banks in which the Money Market Fund may invest include Eurodollar obligations of their foreign branches. In the case of foreign banks, the $1,000,000,000 deposit requirement will be computed using exchange rates in effect at the time of purchase.

Obligations of foreign issuers, including foreign branches of U.S. banks, will not be acquired if the Money Market Fund’s investment in such obligations would exceed in the aggregate 25% of its net assets. Foreign branches of U.S. banks and foreign banks may provide less public information and may not be subject to the same accounting, auditing and financial record-keeping standards as domestic banks.

The high quality debt instruments in which the Money Market Fund invests may not offer as high a yield as may be achieved from lower quality instruments having less safety. While the Money Market Fund invests exclusively in First and Second Tier Securities, an investment in the Money Market Fund is not without risk. If the Money Market Fund disposes of an obligation prior to maturity, it may realize a loss or gain. An increase in interest rates will generally reduce the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity. The Money Market Fund will reassess whether a particular security presents minimal credit risks in certain circumstances. For example, if a security ceases to be a Second Tier Security, the Money Market Fund would dispose of any such security as soon as practicable.

At present, obligations of United States agencies or instrumentalities which the Fund’s investment sub-adviser intends to purchase for the portfolio of the Money Market Fund include principally obligations of the Government National Mortgage Association (“GNMA”) (which are backed by the full faith and credit of the United States) and obligations of the Federal National Mortgage Association, the Federal Farm Credit Banks and the Federal Home Loan Banks (which may be backed only by the credit of the issuer itself).

Certain money market instruments are available only in relatively large denominations, and others may carry higher yields if purchased in relatively large denominations. Also, the Fund’s sub-adviser believes that an institutional purchaser of money market instruments who can invest relatively large sums on a regular basis may have investment opportunities that are not available to those who invest smaller sums less frequently. Certain of the Money Market Fund’s investment restrictions limit the percentage of the Fund’s assets that may be invested in certain industries or in securities of any issuer. Accordingly, if the Fund has relatively small net assets and net cash flow from sales and redemptions of shares, the Fund may be unable to invest in money market instruments paying the highest yield available at a particular time.

Short-Duration Bond Fund

The Short-Duration Bond Fund’s duration management strategy currently uses a quantitative, risk-averse discipline that balances generating a high total rate of return primarily from current income with minimizing fluctuations in capital values. The duration of the portfolio will be lengthened by extending average maturities when sufficient additional yield can be obtained. Conversely, the duration will be shortened when adequate compensation for the additional risk associated with longer maturities cannot be realized.

Diversified Bond Fund

The Diversified Bond Fund’s duration management strategy is to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. The Fund’s sub-adviser seeks to add value compared to this index through the use of sector rotation, yield curve management and asset selection.

The Fund will also have specified liquidity and diversification requirements for particular types of investments, including:

(a) Bond purchases for the Fund will be limited to 25% of any major industry group; and

(b) Below investment grade bonds cannot exceed 25% of the Fund’s assets.

Cash and Short-Term Debt Securities

Money Market Instruments Generally. The Funds may invest in money market securities, including money market funds. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. Some money market securities in which the Funds may invest are described below.

Bank Obligations. The Funds may invest in bank obligations, including certificates of deposit, time deposits, banker’s acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit (“CD’s”) are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

The Funds may invest in certificates of deposit and bankers’ acceptances of U.S. banks and savings and loan associations, London branches of U.S. banks and U.S. branches of foreign banks. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks.

Cash, Short-Term Instruments and Temporary Investments. The Funds may hold cash or cash equivalents or invest in high quality money market instruments on an ongoing basis, among other reasons, to provide for expenses, to provide liquidity when there is an unexpected level of shareholder purchases or redemptions and so that an orderly investment program may be carried out in accordance with a Fund’s investment policies. In addition, in adverse market conditions, the Funds may invest in these short term instruments for temporary, defensive purposes. The instruments in which the Funds may invest include, without limitation: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year; (iv) repurchase agreements; and (v) short-term obligations of foreign banks (including U.S. branches).

Commercial Paper and Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper (including variable amount master demand notes) consisting of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and, other than asset-backed commercial paper, usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The sub-advisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stocks may be purchased where the issuer has omitted, or is in the danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation.

Concentration Policy

For purposes of each Fund’s concentration limitation as disclosed in this SAI, the Funds apply such policy to direct investments in the securities of issuers in a particular industry, as determined by a Fund’s sub-adviser. A Fund’s sub-adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by the sub-adviser does not assign a classification or the sub-adviser, in consultation with the Fund’s Chief Compliance Officer, determines that another industry or sector classification is more appropriate.

Convertible Securities

The Funds may invest in debt or preferred equity securities convertible into, or exchangeable for, common stock at a stated price or rate. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

Derivatives

The use of swaps, options, futures contracts, and other derivatives involves risk. Thus, while a Fund may benefit from the use of derivatives, including options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Even if a Fund has the ability to engage in derivatives transactions, no Fund has the obligation to enter into derivatives transactions at any time or under any circumstances. In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

A Fund’s ability to engage in derivatives transactions is limited by the requirements for qualifying as a regulated investment company under the Internal Revenue Code.

Swaps, Caps, Floors and Collars.

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Options and Futures Strategies.

Options on Securities and Indices. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or units of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security generally has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is generally required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund. In such a case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund. During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options. A Fund may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may realize a gain or loss on the option by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund would realize a gain from a closing sale transaction if the premium received from the sale of the option is more than the premium paid to purchase the option (plus transaction costs). A Fund would realize a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a gain from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is less than the premium received from writing the option. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The values of options written by a Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

A Fund’s ability to use options as part of its investment programs depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it may not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. As the writer of a call option on a security it does not own, the Fund will realize a loss on the option if the price of the security increases above the strike price of the option. Similarly, as the writer of a call option on a securities index, a Fund will realize a loss on the option if the value of the index increases above the level on which the strike price is set.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option as described above. In addition, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund(s), an investment adviser, and other clients of the investment adviser may constitute such a group. These limits restrict a Fund’s ability to purchase or sell particular options.

An OTC option is also generally subject to the risks described above under “ Risk Factors in Swap Contracts and Other Two-Party Contracts.”

Futures Contracts and Related Options

A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade—known as “contract markets”—approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a “closing transaction”). If a Fund is unable to enter into a closing transaction, the amount of the Fund’s potential loss may be unlimited.

No price is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a contract, a Fund is required to deposit with the broker an amount of liquid assets, to serve as “initial margin.” Initial margin is similar to a performance bond or good faith deposit which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. Successful use of futures contracts and related options by a Fund is subject to the investment adviser’s ability to predict movements in various factors affecting financial markets. The use of futures and related options strategies involves the risk of imperfect correlation among movements in the prices of the securities, index, or commodity underlying the futures and options purchased and sold by a Fund and in the prices of the options and futures contracts themselves. Also, in a case where a Fund uses futures and related options for hedging purposes, there is the risk that movements in the prices of the futures and options will not correlate closely with movements in the prices of the securities that are the subject of the hedge. The prices of futures and related options may not correlate perfectly with movements in the underlying securities, index, or commodity due to certain market distortions for a number of reasons. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities, index, or commodity and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the underlying securities, index, or commodity and movements in the prices of futures and related option, even a correct forecast of general market trends by the investment adviser may still not result in a profitable position over a short time period.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, a Fund may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option.

As noted above, a Fund that purchases or sells a futures contract is only required to deposit margin as required by relevant CFTC regulations and the rules of the relevant contract market. Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a Fund is subject to the investment adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund’s securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund’s tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). A Fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by a Fund of index futures. For example, successful use of index futures by a Fund may be subject to the investment adviser’s ability to predict movements in the direction of the market. For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

Options on index futures are similar to options on other financial futures contracts, giving the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities and indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (for example, the definition of default) differently. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Foreign Securities” in this SAI).

Forward Contracts

Each Fund may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time of delivery the securities may be worth more or less than the purchase or sale price. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund’s sub-adviser deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward contracts. If a Fund enters into a forward contract, it will establish a segregated account with its custodian consisting of cash or liquid securities, having a current market value equal to or greater than the aggregate amount of that Fund’s commitment under forward contracts (that is, the purchase price of the underlying security on the delivery date). As one of several alternatives to maintaining all or part of the segregated account, a Fund could buy call or put options to “cover” the forward contracts.

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. A Fund may use currency instruments for hedging, investment, or currency risk management.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive, for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period.

A Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options.

Structured Notes and Hybrid Instruments

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA Certificate or other mortgage-backed securities to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund’s portfolio.

A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund’s right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

Exchange Traded Funds (ETFs)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. As a shareholder in an ETF, Fund shareholders would indirectly pay a portion of that ETF’s expenses, including its advisory, administration, brokerage, shareholder servicing and other expenses. At the same time a Fund would continue to pay its own management fees and other expenses.

Fixed Income Securities

Certain of the debt securities in which the Funds may invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If a Fund disposes of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity.

Although the Funds may invest in investment grade securities, they may also invest in debt securities that are rated below investment grade or, if unrated, are considered by the Adviser or the Fund’s sub-adviser to be of comparable quality. Lower-grade debt securities, which also are known as “junk bonds”, may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce a Fund’s share prices and the income it earns.

As discussed, a decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect its net asset value, but not the income it receives from its debt securities. In addition, if the debt securities contain call, prepayment or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and a Fund would probably be unable to replace them with securities having as great a yield.

Investment in medium- or lower-grade debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations. Furthermore, medium- and lower-grade debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Foreign Securities

Each Fund is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If a Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the SEC. In buying foreign securities, each Fund may convert U.S. dollars into foreign currency.

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Funds intend to construe geographic terms such as “foreign,” “non-U.S.,” “European, “ “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Funds the greatest flexibility in seeking to achieve the investment objective(s) of the relevant Fund. Specifically, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities” “European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Funds intend to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of a Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, a Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii) and (iii).

Foreign securities also include securities of foreign issuers represented by American Depositary Receipts (“ADRs”). ADRs are issued by a U.S. depository institution, but they represent a specified quantity of shares of a non-U.S. stock company. In addition to ADRs, a Fund may invest in sponsored or unsponsored Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) to the extent they become available. GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the GDR or EDR. GDRs and EDRs also may not be denominated in the same currency as the underlying securities. Registered GDRs and EDRs are generally designed for use in U.S. securities markets, while bearer form GDRs and EDRs are generally designed for non-U.S. securities markets. Each of the Funds will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. Foreign securities may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities, decrease in the level of liquidity in a Fund’s portfolio, or, if a Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Fund bears the risk that the securities will not be delivered and that the Fund’s payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, or may have restrictions on foreign ownership or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Fund.

Illiquid Securities

Each Fund may invest not more than 15% (10% in the case of the Money Market Fund) of its net assets in “illiquid securities,” which are securities that are not readily marketable, including securities whose disposition is restricted by contract or under federal securities laws. A Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to a Fund. In addition, illiquid securities are generally more difficult to value. Illiquid securities may include repurchase agreements with maturities greater than seven days, futures contracts and options thereon for which a liquid secondary market does not exist, time deposits maturing in more than seven calendar days and securities of new and early stage companies whose securities are not publicly traded. The Funds may also purchase securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Such securities may be determined to be liquid by the Board of Trustees, the Adviser and/or the sub-adviser, if such determination by the Adviser or sub-adviser is pursuant to Board approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value.

Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. The sub-advisers monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holding to maintain adequate liquidity.

Index-Related Securities (Equity Equivalents)

The Funds may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor’s Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the fund’s assets across a broad range of equity securities.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the fund investing in such instruments.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Loan Participations and Assignments

The purchase of loan participations and assignments entails special risks. A Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Fund and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on its adviser’s credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Fund and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. A Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which a Fund may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Certain loan participations or assignments acquired by a Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

Other Income-Producing Securities

Other types of income-producing securities the Funds may purchase, include, but are not limited to, the following:

•

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to use these investments most effectively, a Fund’s sub-adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the sub-adviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

•	Standby commitments. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

•

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party, such as a broker, dealer or bank, to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

•

Inverse floaters. These are debt instruments whose interest bears an inverse relationship to the interest rate on another security. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or the net asset value of its shares could decline by the use of inverse floaters.

•

Strip bonds. Strip bonds are debt securities that are stripped of their interest, usually by a financial intermediary, after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturities.

Standby commitments, tender option bonds and instruments with demand features are primarily used by the Funds for the purpose of increasing the liquidity of a Fund’s portfolio.

Other Investment Companies

Certain markets are closed in whole or in part to equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies. Each Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment; provided that this provision does not apply, however, to any of the Funds relying on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Investment in another investment company may involve the payment of a premium above the value of such issuers’ portfolio securities, and is subject to market availability. The Funds do not intend to invest in such vehicles or funds unless, in the judgment of the Adviser or a Fund’s sub-adviser, and subject to a Fund’s investment restrictions set forth in its Prospectus and Statement of Additional Information, the potential benefits of the investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, Fund shareholders would indirectly pay a portion of that investment company’s expenses, including its advisory, administration, brokerage, shareholder servicing and other expenses. At the same time a Fund would continue to pay its own management fees and other expenses. This section shall not prevent a fund from investing its assets in money market funds in compliance with the 1940 Act.

Pass-Through Securities

The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Funds may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“FHLMC”) issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“FNMA”) issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. If applicable, a portfolio manager will consider estimated prepayment rates in calculation of the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Funds may also invest in Collateralized Loan Obligations, Collateralized Debt Obligations and Collateralized Bond Obligations.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals.

Portfolio Management

The Funds’ sub-advisers use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when a Fund’s sub-adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the sub-adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation may be reduced and its capital losses may be increased. In addition, high turnover in a Fund could result in additional brokerage commissions to be paid by that Fund. See also “Taxation” below.

The Funds may pay brokerage commissions to affiliates of one or more affiliates of the Funds’ sub-advisers.

Portfolio Turnover

Although portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, the Funds (other than the Strategic Income Fund, Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Core Bond Fund, the Diversified Bond Fund, the Main Street Small Cap Fund and the Small Company Opportunities Fund) expect to experience relatively modest portfolio turnover rates. It is anticipated that under normal circumstances the annual portfolio turnover rate of each Fund (other than the Strategic Income Fund, Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Core Bond Fund, the Diversified Bond Fund, the Main Street Small Cap Fund and the Small Company Opportunities Fund) will generally not exceed 100%. However, in any particular year, market conditions may result in greater turnover rates than the sub-adviser currently anticipates for these Funds. The sub-adviser will make changes to the Enhanced Index Core Equity Fund’s portfolio, the Enhanced Index Growth Fund’s portfolio, the Enhanced Index Value Fund’s portfolio, the Core Bond Fund’s portfolio, the Diversified Bond Fund’s portfolio, the Main Street Small Cap Fund’s portfolio and the Small Company Opportunities Fund’s portfolio whenever it believes such changes are desirable and, consequently, anticipates that each such Fund’s portfolio turnover may be high. Portfolio turnover involves brokerage commissions and other transaction costs, which the relevant Fund will bear directly, and could involve realization of capital gains that would be taxable when distributed to shareholders. To the extent that portfolio turnover results in realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. Portfolio turnover rates are shown in the “Financial Highlights” section of the Prospectus. See the “Taxation” and “Portfolio Transactions and Brokerage” sections in this SAI for additional information.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) that may be purchased by a Fund include equity REITs, which own real estate directly, mortgage REITs, which make construction, development or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by, among other things, changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by, among other things, the value of the properties to which they have extended credit.

Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. In addition, REITs are dependent upon the skill of each REIT’s management.

A Fund could, under certain circumstances, own real estate directly as a result of a default on debt securities it owns or from an in-kind distribution of real estate from a REIT. Risks associated with such ownership could include potential liabilities under environmental laws and the costs of other regulatory compliance. If a Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company and thus its ability to avoid taxation on its income and gains distributed to its shareholders. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and the regulations thereunder (the “Code”), and/or to maintain exempt status under the 1940 Act. If a Fund invests in REITs, investors would bear not only a proportionate share of the expenses of that Fund, but also, indirectly, expenses of the REITs.

Repurchase Agreements

A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. There is no limit on the Funds’ investment in repurchase agreements.

Restricted Securities

Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current market value, although this amount may change if applicable regulatory requirements change. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash (which may be invested by the Fund in any investment not otherwise prohibited by the Prospectus or this SAI), bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Funds are permitted to invest. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Funds may invest the cash collateral received or may receive a fee from the borrower. All investments of cash collateral by a Fund are for the account and risk of that Fund. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice. The Funds may also call such loans in order to sell the securities involved. The Funds pays various fees in connection with such loans, including shipping fees and reasonable custodian, securities lending agent and placement fees. The terms of a Fund’s loans must also meet certain tests under the Code and must permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Selling short “against-the-box” refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a Fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box generally produce current recognition of gain (but not loss) for federal income tax purposes on the constructive sale of securities “in the box” prior to the time the short position is closed out.

U.S. Government Securities

The Funds may invest in U.S. Government securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. Such agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. U.S. Government securities are subject to interest rate risk, and, in some cases, may be subject to credit risk. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants and Rights

A warrant typically gives the holder the right to purchase underlying stock at a specified price for a designated period of time. Warrants may be relatively volatile investments. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends, and give a holder no rights to the assets of the issuer.

When-Issued Securities

Each Fund may purchase or sell securities on a “when-issued” or on a “forward delivery” basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sales price. Generally, under normal circumstances, a Fund is expected to take delivery of securities purchased. When a Fund commits to purchase a security on a “when-issued” or on a “forward delivery” basis, it will take actions consistent with SEC policies, which currently recommend that an amount of the Fund’s assets consisting of cash or high-quality debt instruments equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment. Therefore, a Fund would have liquid assets sufficient to cover any commitments. However, there are risks. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions and the Fund may be unable to meet its current obligations. Also, if a Fund determines it necessary to sell the “when-issued” or “forward delivery” securities before delivery, a Fund may incur a loss because of market fluctuations since the time the commitment to purchase the securities was made.

Zero-Coupon, Step Coupon and Pay-In-Kind Securities

Other debt securities in which the Funds may invest include zero coupon, step coupon and pay-in-kind instruments. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero coupon and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though holders receive no cash payments of interest during the year. In order to qualify as a regulated investment company under the Code, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original issue discount on zero coupon or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause a Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for a Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees of the Funds, including a majority of directors who are not “interested persons” of the Funds (as defined in the 1940 Act), have adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures generally provide that no disclosure of portfolio holdings information may be made unless publicly disclosed as described below or made as part of the daily investment activities of the Funds to the Funds’ adviser, sub-advisers, or any of their affiliates who provide services to the Funds, which by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain confidentiality of the information disclosed. Certain limited exceptions pursuant to the Funds’ policies and procedures are described below. The Funds’ portfolio holdings information may not be disseminated for compensation. Any exceptions to the Funds’ policies and procedures may be made only if approved in writing by the Funds’ Principal Executive Officer and the Chief Compliance Officer as being in the best interests of the relevant Fund, and then only if the recipients are subject to a confidentiality agreement as described below. Any such exceptions must be reported to the Funds’ Board of Trustees at its next regularly scheduled meeting. It was determined that these policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings information is in the best interests of a Fund’s shareholders and appropriately address the potential for conflicts between the interests of a Fund’s shareholders, on the one hand, and those of MassMutual or any affiliated person of the Fund or MassMutual on the other.

Acting pursuant to the policies and procedures adopted by the Trustees of the Funds, MassMutual and the Funds’ sub-advisers are primarily responsible for compliance with these policies and procedures, which includes maintaining such internal informational barriers (e.g., “Chinese walls”) as each believes are reasonably necessary for preventing the unauthorized disclosure of portfolio holdings information. Pursuant to Rule 38a-1 under the 1940 Act, the Trustees will periodically (as needed, but at least annually) receive reports from the Funds’ Chief Compliance Officer regarding the operation of these policies and procedures, including a confirmation by the Chief Compliance Officer that MassMutual’s and the sub-advisers’ policies, procedures and/or processes are reasonably designed to comply with the Funds’ policies and procedures in this regard.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and as described below. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Funds’ fiscal year) no later than 60 days after the end of the applicable quarter. Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s Web site at http://www.sec.gov. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

The Funds’ most recent portfolio holdings as of the end of February, May, August and November are available on http://www.massmutual.com/retire no earlier than 30 days after the end of each of these respective months. In addition, each Fund’s top ten holdings are made available in quarterly reports and on http://www.massmutual.com/retire as soon as possible after each calendar quarter-end.

Other Disclosures

Acting pursuant to the policies and procedures adopted by the Trustees of the Funds, and to the extent permitted under the 1933 and 1940 Acts, MassMutual and the Funds’ sub-advisers may distribute (or authorize the Funds’ custodian to distribute) information regarding the Funds’ portfolio holdings more frequently than as provided above on a confidential basis to various service providers and others who require such information in order to fulfill their contractual duties with respect to the Funds. These service providers include the Funds’ custodian and sub-administrator (State Street Bank and Trust Company), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MassMutual, or any of the Funds’ sub-advisers, and any pricing services employed by the Funds. The Funds may also periodically provide non-public information about their portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the Funds and in order to gather information about how the Funds’ attributes (such as volatility, turnover, and expenses) compared with those of peer funds.

Such disclosures may be made only if (i) the recipients of such information are subject to a written confidentiality agreement specifying that the Funds’ portfolio holdings information is the confidential property of the Funds and may not be used for any purpose except in connection with the provision of services to the Funds and, in particular, that such information may not be traded upon; and (ii) if the Funds’ Chief Compliance Officer (or a person designated by the Chief Compliance Officer) determines that, under the circumstances, disclosure is in the best interests of the relevant Fund’s shareholders. The information distributed is limited to the information that MassMutual or the relevant sub-adviser believes is reasonably necessary in connection with the services provided by the service provider receiving the information.

INVESTMENT RESTRICTIONS OF THE FUNDS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

(other than the Money Market Fund, Short-Duration Bond Fund,

Inflation-Protected Bond Fund, Diversified Bond Fund, Balanced Fund

and International Equity Fund)

Each Fund is subject to certain fundamental restrictions on its investments, which may not be changed without the affirmative vote of a majority of the outstanding shares of that Fund. Investment restrictions that appear below or elsewhere in this SAl and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. The Trust may not, on behalf of a Fund:

(1) Borrow money in excess of 33% (10% in the case of the Value Fund and the Enhanced Index Core Equity Fund) of the value (taken at the lower of cost or current value) of the Fund’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Fund may borrow through reverse repurchase agreements or dollar rolls up to 33% of the value of the Fund’s total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(3) Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as holder of debt obligations secured by real estate or interests therein or for use as office space for the Fund.

(4) Make loans, except by purchase of debt obligations (including non-publicly traded debt obligations), by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Fund’s assets in the case of each Fund.

(5) Issue any senior security (as that term is defined in the 1940 Act), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Funds have no intention of issuing senior securities except as set forth in Restriction 1 above.)

(6) Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

(7) Except with respect to the International Bond Fund and the Core Value Equity Fund, purchase or sell commodities or commodity contracts, including futures contracts, except that the Core Bond Fund, the Strategic Income Fund, the High Yield Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Discovery Value Fund, the Small Capitalization Value Fund, the Main Street Small Cap Fund, the Global Fund and the Focused International Fund may purchase and sell futures contracts, options (including options on commodities and commodity contracts) and other financial instruments and may enter into foreign exchange transactions.

(8) With respect to the International Bond Fund and the Core Value Equity Fund, purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(9) With respect to the Enhanced Index Value Fund, the Enhanced Index Core Equity Fund and the Enhanced Index Growth Fund either (i) invest more than 5% of the Fund’s total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of the Fund’s total assets may be invested without regard to this restriction or (ii) purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund.

(10) With respect to the Strategic Income Fund, the Core Value Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Discovery Value Fund, the Main Street Small Cap Fund, the Global Fund and the Focused International Fund, purchase any security (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities) if as a result, with respect to 75% of the Fund’s assets, (i) more than 5% of the value of the total assets (determined at the time of investment) of the Fund would be invested in the securities of a single issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of an issuer.

Restrictions (1) through (10) above are deemed “fundamental” investment policies.

Notwithstanding any fundamental investment restriction set forth above or in the Prospectus, each Fund may engage in hedging transactions, techniques, and practices using forward contracts and similar instruments, to the extent and in a manner permitted by law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

(other than the Money Market Fund, Short-Duration Bond Fund,

Inflation-Protected Bond Fund, Diversified Bond Fund, Balanced Fund

and International Equity Fund)

In addition to the fundamental investment restrictions described above, the Board of Trustees of the Trust has voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

In accordance with such policies and guidelines, each Fund:

(1) may not, invest more than 15% of its net assets in illiquid securities. This restriction does not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board approved guidelines.

(2) may not, to the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust or other series of registered open-end investment companies in the Trust’s “group of investment companies” (as such term is defined in Section 12(d)(1)(G) of the 1940 Act), acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to limitation (1) above, if there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value. If, through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

It is also contrary to the present policy guidelines of the Core Bond Fund and the Value Fund to:

(1) (i) Make short sales of securities or (ii) maintain short positions for the Fund’s account corresponding to any such short sale of securities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(2) Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers’ commissions, or in connection with mergers, consolidations or reorganizations. For purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies.

(3) Acquire more than 10% of the voting securities of any issuer.

(4) Invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs. This restriction does not prevent a Fund from purchasing readily marketable securities secured or issued by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs.

(5) Make investments for the purpose of gaining control of a company’s management.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MONEY MARKET FUND, SHORT-DURATION BOND FUND, INFLATION-PROTECTED BOND FUND, DIVERSIFIED BOND FUND, BALANCED FUND AND INTERNATIONAL EQUITY FUND

Each Fund is subject to certain fundamental restrictions on its investments, which may not be changed without the affirmative vote of a majority of the outstanding shares of that Fund. Investment restrictions that appear below or elsewhere in this SAl and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. The Trust may not, on behalf of any Fund:

(1) Purchase any security (other than U.S. Treasury securities or U.S. Government Securities) if as a result, with respect to 75% of the Fund’s assets, more than 5% of the value of the total assets (determined at the time of investment) of a Fund would be invested in the securities of a single issuer.

(2) Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of a Fund’s assets, except that a Fund may enter into reverse repurchase agreements or roll transactions. For purposes of calculating this limitation, entering into portfolio lending agreements shall not be deemed to constitute borrowing money. A Fund would not make any additional investments while its borrowings exceeded 5% of its assets.

(3) Issue senior securities (as defined in the 1940 Act) except for securities representing indebtedness not prevented by paragraph (2) above.

(4) Make short sales, except for sales “against-the-box.”

(5) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under applicable laws.

(6) Invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans. This restriction does not prevent a Fund from purchasing readily marketable securities secured or issued by companies investing or dealing in real estate and by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs.

(7) Purchase physical commodities or commodity contracts (except futures contracts, including but not limited to contracts for the future delivery of securities and futures contracts based on securities indices).

(8) Make loans other than by investing in obligations in which a Fund may invest consistent with its investment objective and policies and other than repurchase agreements and loans of portfolio securities.

(9) Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of the total assets of the Fund except in connection with permitted transactions in options, futures contracts and options on futures contracts, reverse repurchase agreements and securities lending.

(10) With the exception of the Inflation-Protected Bond Fund, purchase any security (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities) if, as a result, a Fund would hold more than 10% of the outstanding voting securities of an issuer. This restriction is applicable to 75% of the assets of the excepted Funds.

(11) With the exception of the Inflation-Protected Bond Fund, purchase or retain securities of any issuer if, to the knowledge of the Trust, more than 5% of such issuer’s securities are beneficially owned by officers and trustees of the Trust or officers and directors of its adviser who individually beneficially own more than ½ of 1% of the securities of such issuer.

(12) Acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(a) There is no limitation for securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

(b) In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Notwithstanding any fundamental investment restriction set forth above or in the Prospectus, each Fund may engage in hedging transactions, techniques, and practices using forward contracts and similar instruments, to the extent and in a manner permitted by law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MONEY MARKET FUND, SHORT-DURATION BOND FUND, INFLATION-PROTECTED BOND FUND, DIVERSIFIED BOND FUND, BALANCED FUND AND INTERNATIONAL EQUITY FUND

In addition to the fundamental investment restrictions described above, the Board of Trustees of the Trust has voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

In accordance with such policies and guidelines, each Fund may not:

(1) invest more than 15% of its net assets in illiquid securities. This restriction does not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board approved guidelines.

(2) Invest for the purpose of exercising control over, or management of, any company.

(3) Invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition or except shares of money market funds advised by MassMutual or an affiliate thereof. It is expected that a Fund would purchase shares of such money market funds only if arrangements are made to eliminate duplicate advisory and distribution fees.

(4) To the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust or other series of registered open-end investment companies in the Trust’s “group of investment companies” (as such term is defined in Section 12(d)(1)(G) of the 1940 Act), acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to limitation (1) above, if there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value. If, through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

MANAGEMENT OF THE TRUST

The Trust has a Board of Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of the Trust. The Board of Trustees of the Trust is generally responsible for management of the business and affairs of the Trust. The Trustees formulate the general policies of the Trust and the Fund, approve contracts and authorize Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of the Trust (“Disinterested Trustees”) have retained independent legal counsel. As Adviser and sub-advisers to the Funds, respectively, MassMutual, AllianceBernstein, Babson Capital, Baring, OFI and OFI Institutional may be considered part of the management of the Trust. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations during the past five years and other principal business affiliations.

Nabil N. El-Hage	Chairman and Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 49
Trustee since 2003
Trustee of 32 portfolios in fund complex

Professor of Management Practice (since 2005), Senior Lecturer (2003-2005), Harvard Business School; Chairman (1995-2005) and CEO (1995-2003), Jeepers! Inc. (indoor amusement centers); Chairman (since 2006), Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Director (since 2007), Virtual Radiologic Corporation.

Maria D. Furman	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 54
Trustee since 2004
Trustee of 32 portfolios in fund complex

Managing Director, Director and Portfolio Manager (1976-2002), Standish, Ayer and Wood (investment management); Trustee (since 2005), MML Series Investment Fund II (open-end investment company).

C. Ann Merrifield	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 56
Trustee since 2004
Trustee of 32 portfolios in fund complex

President, Biosurgery (since 2003), Executive Vice President, Biosurgery (2001-2003), President, Genetics (1997-2001), Genzyme Corporation; Trustee (since 2005), MML Series Investment Fund II (open-end investment company).

Corine T. Norgaard	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 70
Trustee since 2004
Trustee of 34 portfolios in fund complex[1]

(1)	MassMutual Participation Investors and MassMutual Corporate Investors are deemed to be a part of the Fund Complex because they are managed by Babson Capital Management LLC (“Babson Capital”), an indirect subsidiary of MassMutual.

President (2004-2005), Thompson Enterprises (real estate investment); Dean (1996-2004), Barney School of Business at the University of Hartford; Director (since 1992), ING Variable Funds (formerly Aetna Variable Fund); Director (since 1993), ING Series Fund, Inc. (formerly Aetna Series Fund); Trustee (since 1997), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Trustee (since 2005), MML Series Investment Fund II (open-end investment company).

Interested Trustee

Frederick C. Castellani[2]	Vice Chairman and Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 61
Trustee since 2006
Trustee of 87 portfolios in fund complex

Retired; Executive Vice President (2001-2008), Senior Vice President (1996-2001), MassMutual; Senior Vice President (1993-1996), CIGNA (Investment and Retirement Services); Trustee and Vice Chairman (since 2006), Vice President (2006-2008), MML Series Investment Fund II (open-end investment company).

Principal Officers3

Kristin L. Fafard	Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 41
Officer since 2005
Officer of 87 portfolios in fund complex

Assistant Vice President (since 2005), Managing Director (2003-2005), MassMutual; Assistant Vice President (2000-2003), Allmerica Asset Management; Vice President (since 2005), MassMutual Select Funds (open-end investment company); Vice President (since 2005), MML Series Investment Fund (open-end investment company); Vice President (since 2005), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman	Vice President and Chief Compliance Officer of the Trust
1295 State Street
Springfield, MA 01111
Age: 43
Officer since 2007
Officer of 87 portfolios in fund complex

(2)	Mr. Castellani is an “Interested Person” as that term is defined in the 1940 Act, through his former employment with MassMutual.
(3)	Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

Vice President, Compliance (since 2007), Assistant Vice President and Associate General Counsel (2006-2007), MassMutual; Director, Office of General Counsel (2005-2006), Merrill Lynch, Pierce, Fenner & Smith Incorporated; Senior Vice President and Assistant General Counsel (2000-2006), Advest, Inc.; Vice President and Chief Compliance Officer (since 2007), MassMutual Select Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

John E. Deitelbaum	Vice President, Clerk and Chief Legal Officer of the Trust
1295 State Street
Springfield, MA 01111
Age: 39
Officer since 2006
Officer of 87 portfolios in fund complex

Corporate Vice President and Associate General Counsel (since 2007), Vice President and Associate General Counsel (2006-2007), Second Vice President and Associate General Counsel (2000-2006), MassMutual; Vice President, Secretary and Chief Legal Officer (since 2006), MassMutual Select Funds (open-end investment company); Vice President, Secretary and Chief Legal Officer (since 2006), MML Series Investment Fund (open-end investment company); Vice President, Clerk and Chief Legal Officer (since 2006), MML Series Investment Fund II (open-end investment company).

Nicholas H. Palmerino	Chief Financial Officer and Treasurer of the Trust
1295 State Street
Springfield, MA 01111
Age: 42
Officer since 2006
Officer of 87 portfolios in fund complex

Assistant Vice President (since 2006), MassMutual; Vice President (2006), Consultant (2005-2006), JP Morgan Chase Worldwide Securities Services; Senior Vice President (2003-2004), CDC IXIS Asset Management Services, Inc. and CDC IXIS Asset Management Advisers, L.P.; Vice President (1996-2003), Loomis Sayles & Company, L.P.; Chief Financial Officer and Treasurer (since 2006), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MassMutual Select Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma	President of the Trust
1295 State Street
Springfield, MA 01111
Age: 41
Officer since 2006
Officer of 87 portfolios in fund complex

Corporate Vice President (since 2007), Vice President (2005-2007), MassMutual; Vice President (1999-2005), Hartford Life Insurance Company; Vice President (since 2006), MassMutual Select Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, (i) a Trustee shall retire and cease to serve as a Trustee upon the conclusion of the calendar year in which such Trustee attains the age of seventy-five years and, (ii) an interested Trustee shall no longer serve as a Trustee if or when they are no longer an employee of MassMutual, or an affiliate. Notwithstanding the above, however, the term of Mr. Castellani has been extended for one full year, beginning upon the date of his retirement from MassMutual and ending on the one-year anniversary of the date of his retirement.

The Trust has an Audit Committee, a Nominating and Independent Trustees’ Matters (“Nominating”) Committee, a Governance Committee and a Valuation Committee. The Audit Committee and Nominating Committee are comprised of Trustees who are not “interested persons” of the Trust. Currently, Mr. El-Hage and Ms. Norgaard comprise the Audit Committee and all of the Disinterested Trustees comprise the Nominating Committee. The Governance Committee is comprised of Mr. Castellani, Ms. Furman and Ms. Merrifield. The Valuation Committee is comprised of the President, Treasurer, Assistant Treasurers, Vice Presidents, Clerk and Assistant Clerks of the Trust.

The Nominating Committee, pursuant to a Charter adopted by the Board (a) identifies individuals qualified to become Independent Trustees of the Trust’s Board of Trustees in the event that a position currently filled by an Independent Trustee is vacated or created; (b) evaluates the qualifications of Independent Trustee candidates; (c) nominates Independent Trustee nominees for election or appointment to the Board; (d) sets any standards necessary or qualifications for service on the Board; and (e) performs the following governance responsibilities: (i) reviews and makes recommendations to the full Board regarding the compensation of Trustees and the Chief Compliance Officer; and (ii) monitors the independence of legal counsel for the Independent Trustees. The Nominating Committee held one meeting during the fiscal year ended October 31, 2007.

The Nominating Committee will consider and evaluate nominee candidates properly submitted by shareholders of the Trust in the same manner as it considers and evaluates candidates recommended by other sources. A recommendation of a shareholder of the Trust must be submitted as described below to be considered properly submitted for purposes of the Nominating Committee’s consideration. The shareholders of the Trust must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust’s Nominating Committee, to the attention of the Clerk, at the address of the principal executive offices of the Trust, which is 1295 State Street, Springfield, MA 01111. The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Trust 60-90 calendar days before the date of the meeting at which the Nominating Committee is to select a nominee for Independent Trustee. The Shareholder Recommendation must include: (i) a statement in writing setting forth: (A) the name, age, date of birth, phone number, business address, residence address and nationality of the person recommended by the shareholder (the “Shareholder Candidate”); (B) the class or series and number of all shares of the Trust owned of record or beneficially by the Shareholder Candidate, as reported to such shareholder by the Shareholder Candidate; (C) any other information regarding the Shareholder Candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the Shareholder Candidate that would be required to be disclosed if the Shareholder Candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the Shareholder Candidate is or will be an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) and, if not an “interested person,” information regarding the Shareholder Candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the Shareholder Candidate to be named as a nominee, consenting to (1) the disclosure, as may be necessary or appropriate, of such Shareholder Candidate’s information submitted in accordance with (i) above and (2) service as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books, the number of all shares of each series of the Trust owned beneficially and of record by the recommending shareholder; (iv) a description of all arrangements or understandings between the recommending shareholder and the Shareholder Candidate and any other person or persons (including their names) pursuant to which the Shareholder Recommendation is being made by the recommending shareholder; and (v) such other information as the Nominating Committee may require the Shareholder Candidate to furnish as it may reasonably require or deem necessary to determine the eligibility of such Shareholder Candidate to serve as a Trustee or to satisfy applicable law.

The Audit Committee, pursuant to a Charter adopted by the Board, oversees the Trust’s accounting and financial reporting policies and practices, its internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof; ascertains the independence of the Trust’s independent registered public accounting firm; acts as liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees and provides immediate access for the Fund’s independent registered public accounting firm to report any special matters they believe should be brought to the attention of the full Board of Trustees. The Audit Committee met three times during the fiscal year ended October 31, 2007. The Governance Committee, pursuant to a Charter adopted by the Board, develops, recommends to the Board, and periodically reviews, as needed, guidelines on corporate governance matters. The Governance Committee met twice during the fiscal year ended October 31, 2007. The Valuation Committee, pursuant to a Charter adopted by the Board, determines whether market quotations are readily available for investments held by each series of the Trust and determines the fair value of investments held by each series of the Trust for which market quotations are not readily available or are not deemed reliable by the adviser. There are no regular meetings of the Valuation Committee but rather meetings are held as appropriate. The full Board met five times during the fiscal year ended October 31, 2007.

The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2007.

Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Disinterested Trustees
Ronald J. Abdow[1]	None	Over $100,000
Nabil N. El-Hage	$10,001–$50,000 (Small Company Opportunities Fund)	$10,001–$50,000
Maria D. Furman	$10,001–$50,000 (Small Company Opportunities Fund)	$10,001–$50,000
C. Ann Merrifield	None	None
Corine T. Norgaard	None	$10,001–$50,000
Interested Trustee
Frederick C. Castellani	None	None

(1)	Retired as of December 31, 2007.

As of December 31, 2007, the officers of the Trust, individually and as a group, did not beneficially own outstanding shares of any of the Funds. As of December 31, 2007, the Trustees of the Trust, individually and as a group, beneficially owned less than 1% of the outstanding shares of any class of any of the Funds.

To the knowledge of the Trust, as of December 31, 2007, the Disinterested Trustees and their immediate family members did not own beneficially or of record securities of an investment adviser, principal underwriter or sponsoring insurance company of the Funds or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, principal underwriter or sponsoring insurance company of the Funds.

Except as noted below, the Trust pays each Trustee who is not an officer or employee of MassMutual or the Funds’ sub-advisers, a fee for his or her services. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to Trustees of other mutual fund complexes. The fees paid to each Trustee by the Trust for the fiscal year ended October 31, 2007 are shown below. The Trust has no pension or retirement plan, but does have a deferred compensation plan as of January 1, 2008. The plan provides for amounts deferred to be credited a rate of interest set by the Board of Trustees from time to time, currently 5.79%.

Name of Trustee	Aggregate Compensation from Trust[2]	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund and Fund Complex Paid to Trustees
Nabil N. El-Hage	$118,800	N/A	$190,000
Maria D. Furman	73,650	N/A	122,375
Ronald J. Abdow[1]	70,500		117,000
C. Ann Merrifield	61,867	N/A	105,500
Corine T. Norgaard	75,050	N/A	185,250
Frederick C. Castellani[3]	0	N/A	0

(1)	Retired as of December 31, 2007.
(2)	Effective January 1, 2007, includes an annual retainer payable to each Trustee who is not an officer or employee of MassMutual or the Funds’ sub-advisers of $30,000 and a per meeting attendance fee of $6,000 per non-telephonic meeting attended in-person, or $3,000 per non-telephonic meeting attended by telephone, or $1000 per telephonic meeting attended. Those Trustees who serve on a committee of the Trust are paid an additional fee of $700 per meeting attended, and committee chairpersons receive an additional annual retainer of $5000. The Chairman of the Board receives an additional annual retainer of $40,000. Prior to January 1, 2007, the annual retainer was $20,000, and the per meeting attendance fee was $6000 per meeting attended in-person, or $1000 per meeting attended by telephone. The additional per meeting fee for those Trustees who serve on a committee of the Trust was $1000.
(3)	Mr. Castellani, as an employee of MassMutual, received no compensation for his role as Trustee to the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 2008, to the Trust’s knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below. Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

MassMutual Premier Money Market Fund1

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	48.77%

Class L	MassMutual 1295 State Street Springfield, MA 01111	93.18%

Class	Name and Address of Beneficial Owner	Percent of Class
Class S	MassMutual 1295 State Street Springfield, MA 01111	92.01%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	95.36%

MassMutual Premier Short-Duration Bond Fund2

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	84.02%

Class L	MassMutual 1295 State Street Springfield, MA 01111	95.39%

Class N	MassMutual 1295 State Street Springfield, MA 01111	97.57%

Class S	MassMutual 1295 State Street Springfield, MA 01111	58.75%

	MassMutual Destination Retirement Income Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	18.32%

	MassMutual Destination Retirement 2020 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	10.94%

	MassMutual Destination Retirement 2010 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	10.39%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	87.96%

	State Street Bank as Trustee of Orange County Electrical Workers Plan c/o State Street Bank 200 Clarendon Street Boston, MA 02116	9.32%

MassMutual Premier Inflation-Protected Bond Fund3

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	65.59%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	6.77%

Class L	MassMutual 1295 State Street Springfield, MA 01111	94.55%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual Destination Retirement 2020 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	27.11%

	MassMutual Destination Retirement Income Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	25.99%

	MassMutual Destination Retirement 2010 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	16.53%

	MassMutual 1295 State Street Springfield, MA 01111	12.09%

	MassMutual Destination Retirement 2030 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	10.55%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	98.99%

MassMutual Premier Core Bond Fund4

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	88.60%

Class	Name and Address of Beneficial Owner	Percent of Class
Class L	MassMutual 1295 State Street Springfield, MA 01111	91.28%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class S	MassMutual 1295 State Street Springfield, MA 01111	78.48%

	MassMutual Destination Retirement 2020 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	5.85%

	MassMutual Destination Retirement Income Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	5.41%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	91.23%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	6.51%

MassMutual Premier Diversified Bond Fund5

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	62.74%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	25.69%

	Western State Income c/o State Street Bank 200 Clarendon Street Boston, MA 02117	5.00%

Class L	MassMutual 1295 State Street Springfield, MA 01111	91.79%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class	Name and Address of Beneficial Owner	Percent of Class
Class S	MassMutual 1295 State Street Springfield, MA 01111	43.59%

	MassMutual Destination Retirement 2020 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	19.81%

	MassMutual Destination Retirement Income Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	15.69%

	MassMutual Destination Retirement 2010 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	12.60%

	MassMutual Destination Retirement 2030 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	5.94%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	95.24%

MassMutual Premier Strategic Income Fund6

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	70.68%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	15.86%

Class L	MassMutual 1295 State Street Springfield, MA 01111	80.58%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual 1295 State Street Springfield, MA 01111	33.55%

	MassMutual Destination Retirement Income Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	18.96%

Class	Name and Address of Beneficial Owner	Percent of Class
	MassMutual Destination Retirement 2020 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	16.22%

	MassMutual Destination Retirement 2010 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	9.80%

	MassMutual Destination Retirement 2030 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	9.20%

	MassMutual Destination Retirement 2040 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	7.61%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	83.34%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	16.60%

MassMutual Premier High Yield Fund7

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	75.15%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	15.94%

Class L	MassMutual 1295 State Street Springfield, MA 01111	87.97%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	12.03%

Class N	MassMutual 1295 State Street Springfield, MA 01111	95.54%

Class	Name and Address of Beneficial Owner	Percent of Class
Class S	MassMutual 1295 State Street Springfield, MA 01111	92.79%

	Babson Capital Independence Wharf 470 Atlantic Avenue, 10th Floor Boston, MA 02210	5.37%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	90.84%

MassMutual Premier International Bond Fund8

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	99.90%

Class L	MassMutual 1295 State Street Springfield, MA 01111	99.90%

Class N	MassMutual 1295 State Street Springfield, MA 01111	99.90%

Class S	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	99.90%

MassMutual Premier Balanced Fund9

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	66.67%

Class L	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class N	MassMutual 1295 State Street Springfield, MA 01111	99.92%

Class S	MassMutual 1295 State Street Springfield, MA 01111	98.14%

Class	Name and Address of Beneficial Owner	Percent of Class
Class Y	SEI Private Trust Company c/o State Street ID571 ATTN Mutual Funds One Freedom Valley Drive Oaks, PA 19456	60.75%

	MassMutual 1295 State Street Springfield, MA 01111	39.25%

MassMutual Premier Value Fund10

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	59.95%

Class L	MassMutual 1295 State Street Springfield, MA 01111	83.77%

Class N	MassMutual 1295 State Street Springfield, MA 01111	98.13%

Class S	MassMutual 1295 State Street Springfield, MA 01111	93.65%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	100.00%

MassMutual Premier Core Value Equity Fund11

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class L	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class S	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	100.00%

MassMutual Premier Enhanced Index Value Fund12

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	65.99%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	25.49%

Class L	MassMutual 1295 State Street Springfield, MA 01111	77.70%

Class N	MassMutual 1295 State Street Springfield, MA 01111	96.79%

Class S	MassMutual 1295 State Street Springfield, MA 01111	39.97%

	MassMutual Destination Retirement 2020 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	18.58%

	MassMutual Destination Retirement 2030 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	9.62%

	MassMutual Destination Retirement 2010 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	8.33%

	MassMutual Destination Retirement 2040 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	5.87%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	7.15%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	90.22%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	7.90%

MassMutual Premier Enhanced Index Core Equity Fund13

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	70.14%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	20.22%

Class L	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	51.51%

	SEI Private Trust Company c/o State Street ID571 ATTN Mutual Funds One Freedom Valley Drive Oaks, PA 19456	41.60%

	MassMutual 1295 State Street Springfield, MA 01111	6.88%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual 1295 State Street Springfield, MA 01111	63.79%

	Babson Capital Independence Wharf 470 Atlantic Avenue, 10th Floor Boston, MA 02210	36.21%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	96.06%

MassMutual Premier Main Street Fund14

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	45.83%

Class L	MassMutual 1295 State Street Springfield, MA 01111	100.00%

Class	Name and Address of Beneficial Owner	Percent of Class
Class N	MassMutual 1295 State Street Springfield, MA 01111	99.88%
Class S	MassMutual 1295 State Street Springfield, MA 01111	98.70%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	99.88%

MassMutual Premier Capital Appreciation Fund15

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	89.73%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	5.93%

Class L	MassMutual 1295 State Street Springfield, MA 01111	85.02%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual 1295 State Street MIP Code N255 Springfield, MA 01111	93.42%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	89.60%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	9.44%

MassMutual Premier Core Growth Fund16

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	72.35%

Class L	MassMutual 1295 State Street Springfield, MA 01111	93.24%

Class N	MassMutual 1295 State Street Springfield, MA 01111	96.54%

Class S	Cornerstone Real Estate One Financial Plaza Suite 1700 Hartford, CT 06103	54.79%

	MassMutual 1295 State Street Springfield, MA 01111	45.21%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	99.90%

MassMutual Premier Enhanced Index Growth Fund17

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	78.99%

	NFS/FMTC Rollover IRA 86 Ridge Road South Hadley, MA 01075	7.15%

Class L	MassMutual 1295 State Street Springfield, MA 01111	100%

Class N	MassMutual 1295 State Street Springfield, MA 01111	99.90%

Class S	MassMutual 1295 State Street Springfield, MA 01111	69.45%

	MassMutual Destination Retirement 2020 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	41.02%

Class	Name and Address of Beneficial Owner	Percent of Class
	MassMutual Destination Retirement 2030 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	21.60%

	MassMutual Destination Retirement 2010 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	15.43%

	MassMutual Destination Retirement 2040 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	13.45%

	MassMutual Destination Retirement Income Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	6.81%

Class Y	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	30.47%

MassMutual Premier Discovery Value Fund18

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	82.18%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	14.29%

Class L	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	51.64%

	MassMutual 1295 State Street Springfield, MA 01111	44.43%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual 1295 State Street Springfield, MA 01111	72.94%

Class	Name and Address of Beneficial Owner	Percent of Class
	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	27.06%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	87.50%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	11.15%

MassMutual Premier Small Capitalization Value Fund19

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	68.28%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	25.42%

Class L	MassMutual 1295 State Street Springfield, MA 01111	100%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual 1295 State Street Springfield, MA 01111	97.28%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	100%

MassMutual Premier Main Street Small Cap Fund20

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	70.85%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	21.75%

Class	Name and Address of Beneficial Owner	Percent of Class
Class L	MassMutual 1295 State Street Springfield, MA 01111	91.72%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual Destination Retirement 2020 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	38.98%

	MassMutual Destination Retirement 2030 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	27.36%

	MassMutual Destination Retirement 2040 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	12.16%

	MassMutual Destination Retirement 2010 Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	8.35%

	MassMutual Destination Retirement Income Fund 200 Clarendon Street ATTN Derek Walsh Boston, MA 02116	6.55%

	MassMutual 1295 State Street Springfield, MA 01111	6.19%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	100%

MassMutual Premier Small Company Opportunities Fund21

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	92.52%

Class L	MassMutual 1295 State Street Springfield, MA 01111	100%

Class N	MassMutual 1295 State Street Springfield, MA 01111	98.97%

Class	Name and Address of Beneficial Owner	Percent of Class
Class S	MassMutual 1295 State Street Springfield, MA 01111	92.53%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	83.97%

	SEI Private Trust Company c/o State Street ID571 ATTN Mutual Funds One Freedom Valley Drive Oaks, PA 19456	16.03%

MassMutual Premier Global Fund22

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	62.33%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	9.48%

Class L	MassMutual 1295 State Street Springfield, MA 01111	97.26%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual 1295 State Street Springfield, MA 01111	99.94%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	99.09%

MassMutual Premier International Equity Fund23

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	73.51%

Class L	MassMutual 1295 State Street Springfield, MA 01111	89.83%

Class	Name and Address of Beneficial Owner	Percent of Class
Class N	MassMutual 1295 State Street Springfield, MA 01111	98.99%

Class S	MassMutual 1295 State Street Springfield, MA 01111	90.12%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	97.75%

MassMutual Premier Focused International Fund24

Class	Name and Address of Beneficial Owner	Percent of Class
Class A	MassMutual 1295 State Street Springfield, MA 01111	66.82%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	26.44%

Class L	MassMutual 1295 State Street Springfield, MA 01111	82.18%

	Taynik & Co. c/o State Street Bank P.O. Box 9130 FPG90 Boston, MA 02117-9130	16.94%

Class N	MassMutual 1295 State Street Springfield, MA 01111	100%

Class S	MassMutual 1295 State Street Springfield, MA 01111	100%

Class Y	MassMutual 1295 State Street Springfield, MA 01111	100%

[1]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 78.01% of MassMutual Premier Money Market Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[2]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 58.96% of MassMutual Premier Short-Duration Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[3]	As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 56.12% of MassMutual Premier Inflation-Protected Bond Fund and therefore may each be presumed to “control” the

Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[4]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 73.84% of MassMutual Premier Core Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[5]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 71.95% of MassMutual Premier Diversified Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[6]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 69.63% of MassMutual Premier Strategic Income Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[7]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 51.55% of MassMutual Premier High Yield Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[8]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 98.00% of MassMutual Premier International Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[9]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 95.34% of MassMutual Premier Balanced Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[10]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 95.34% of MassMutual Premier Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[11]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 100% of MassMutual Premier Core Value Equity Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[12]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 67.42% of MassMutual Premier Enhanced Index Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[13]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111, owned 89.15% of MassMutual Premier Enhanced Index Core Equity Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[14]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 98.00% of MassMutual Premier Main Street Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[15]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 98.00% of MassMutual Premier Capital Appreciation Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[16]	As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 42.46% of MassMutual Premier Core Growth Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.
[17]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 52.56% of MassMutual Premier Enhanced Index Growth Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[18]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 78.06% of MassMutual Premier Discovery Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[19]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 42.43% of MassMutual Premier Small Cap Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[20]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 46.17% of MassMutual Premier Main Street Small Cap Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[21]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 92.60%, of MassMutual Premier Small Company Opportunities Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[22]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 96.27% of MassMutual Premier Global Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[23]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield MA 01111 owned 83.99% of MassMutual Premier International Equity Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

[24]

As of February 1, 2008, MassMutual, 1295 State Street, Springfield, MA 01111 owned 72.63% of MassMutual Premier Focused International Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than MassMutual. MassMutual is organized under the laws of Massachusetts.

INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser

MassMutual serves as investment adviser to each Fund pursuant to Investment Management Agreements with the Trust on behalf of the Funds (each, an “Advisory Agreement”). Under each Advisory Agreement, MassMutual is obligated to provide for the management of each Fund’s portfolio of securities, subject to policies established by the Trustees of the Trust and in accordance with each Fund’s investment objective, policies and restrictions as set forth herein and in the Prospectus, and has the right to select sub-advisers to the Funds pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”).

Each Advisory Agreement may be terminated at any time without the payment of any penalty by the Trustees, or by vote of a majority of the outstanding shares of the Fund, or by MassMutual, on sixty days’ written notice. In addition, each Advisory Agreement automatically terminates if it is assigned or if its continuance is not specifically approved at least annually (after its initial 2 year period): (1) by the affirmative vote of a majority of the Trustees or by the affirmative vote of a majority of the Fund’s shares, and (2) by an affirmative vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. MassMutual’s liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

MassMutual also serves as investment adviser to: MassMutual Select Strategic Bond Fund, MassMutual Select Strategic Balanced Fund, MassMutual Select Diversified Value Fund, MassMutual Select Fundamental Value Fund, MassMutual Select Value Equity Fund, MassMutual Select Large Cap Value Fund, MassMutual Select Indexed Equity Fund, MassMutual Select Core Opportunities Fund, MassMutual Select Blue Chip Growth Fund, MassMutual Select Diversified Growth Fund, MassMutual Select Large Cap Growth Fund, MassMutual Select Aggressive Growth Fund, MassMutual Select NASDAQ-100® Fund, MassMutual Select Focused Value Fund, MassMutual Select Mid-Cap Value Fund, MassMutual Select Small Cap Value Equity Fund, MassMutual Select Small Company Value Fund, MassMutual Select Small Cap Core Equity Fund, MassMutual Select Mid-Cap Value Fund, MassMutual Select Mid Cap Growth Equity Fund, MassMutual Select Mid Cap Growth Equity II Fund, MassMutual Select Small Cap Growth Equity Fund, MassMutual Select Small Company Growth Fund, MassMutual Select Emerging Growth Fund, MassMutual Select Overseas Fund, MassMutual Select Diversified International Fund, MassMutual Select Destination Retirement Income Fund, MassMutual Select Destination Retirement 2010 Fund, MassMutual Select Destination Retirement 2020 Fund, MassMutual Select Destination Retirement 2030 Fund, MassMutual Select Destination Retirement 2040 Fund and MassMutual Select Destination Retirement 2050 Fund, which are series of MassMutual Select Funds, an open-end management investment company; MML Large Cap Value Fund, MML Equity Index Fund, MML Growth Equity Fund, MML NASDAQ-100® Fund, MML Small Cap Growth Equity Fund, MML Emerging Growth Fund, MML Asset Allocation Fund, MML Blue Chip Growth Fund, MML Concentrated Growth Fund, MML Equity Income Fund, MML Foreign Fund, MML Global Fund, MML Growth & Income Fund, MML Income & Growth Fund, MML Large Cap Growth Fund, MML Mid Cap Growth Fund, MML Mid Cap Value Fund, MML Small Cap Index Fund, MML Small Cap Value Fund, MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund, which are series of MML Series Investment Fund, an open-end management investment company; MML Money Market Fund, MML Inflation-Protected Bond Fund, MML Managed Bond Fund, MML Blend Fund, MML Equity Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Equity Fund and MML Small Company Opportunities Fund, which are series of MML Series Investment Fund II, an open-end management investment company; certain wholly owned subsidiaries of MassMutual; and various employee benefit plans and separate investment accounts in which employee benefit plans invest.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for

the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .60% for the International Bond Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Core Value Equity Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Discovery Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Main Street Small Cap Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

Pursuant to the Advisory Agreements between each of the following Funds and MassMutual, the Funds paid MassMutual the following investment advisory fees for their last three fiscal years:

	Management Fee Paid	Other Expenses Reimbursed
Money Market Fund
Fiscal Year ended October 31, 2005	$1,732,023	$(17,566)
Fiscal Year ended October 31, 2006	$1,756,562	$(129,390)
Fiscal Year ended October 31, 2007	$2,749,013	$(49,747)

Short-Duration Bond Fund
Fiscal Year ended October 31, 2005	$1,856,621	$(17,671)
Fiscal Year ended October 31, 2006	$2,065,730	$(41,097)
Fiscal Year ended October 31, 2007	$2,067,447	$(72,722)

Inflation-Protected Bond Fund
Fiscal Year ended October 31, 2005	$1,008,644	$—
Fiscal Year ended October 31, 2006	$1,392,297	$—
Fiscal Year ended October 31, 2007	$1,697,597	$—

Diversified Bond Fund
Fiscal Year ended October 31, 2005	$1,525,490	$(24,418)
Fiscal Year ended October 31, 2006	$2,062,125	$(37,473)
Fiscal Year ended October 31, 2007	$2,319,007	$(71,146)

Balanced Fund
Fiscal Year ended October 31, 2005	$1,272,682	$(31,812)
Fiscal Year ended October 31, 2006	$1,111,684	$(109,725)
Fiscal Year ended October 31, 2007	$1,001,556	$(92,578)

International Equity Fund
Fiscal Year ended October 31, 2005	$7,573,649	$(147,407)
Fiscal Year ended October 31, 2006	$8,820,134	$(299,679)
Fiscal Year ended October 31, 2007	$10,337,267	$(165,804)

Value Fund
Fiscal Year ended October 31, 2005	$2,847,877	$—
Fiscal Year ended October 31, 2006	$2,458,384	$(5,024)
Fiscal Year ended October 31, 2007	$2,520,751	$—

Small Company Opportunities Fund
Fiscal Year ended October 31, 2005	$5,506,538	$(74,892)
Fiscal Year ended October 31, 2006	$4,476,758	$(246,977)
Fiscal Year ended October 31, 2007	$2,738,562	$(447,480)

Core Bond Fund
Fiscal Year ended October 31, 2005	$7,989,258	$—
Fiscal Year ended October 31, 2006	$8,124,873	$(42,969)
Fiscal Year ended October 31, 2007	$7,640,245	$(53,986)

	Management Fee Paid	Other Expenses Reimbursed

Core Growth Fund
Fiscal Year ended October 31, 2005	$444,432	$(13,568)
Fiscal Year ended October 31, 2006	$462,810	$(41,551)
Fiscal Year ended October 31, 2007	$410,841	$(51,316)

Enhanced Index Core Equity Fund
Fiscal Year ended October 31, 2005	$163,865	$(37,233)
Fiscal Year ended October 31, 2006	$187,306	$(37,610)
Fiscal Year ended October 31, 2007	$284,021	$(23,140)

Enhanced Index Growth Fund
Fiscal Year ended October 31, 2005	$134,610	$(17,958)
Fiscal Year ended October 31, 2006	$210,008	$(22,284)
Fiscal Year ended October 31, 2007	$1,033,805	$—

Enhanced Index Value Fund
Fiscal Year ended October 31, 2005	$299,164	$(40,252)
Fiscal Year ended October 31, 2006	$500,586	$(49,160)
Fiscal Year ended October 31, 2007	$1,773,929	$(21,077)

High Yield Fund
Fiscal Year ended October 31, 2005	$428,822	$(2,636)
Fiscal Year ended October 31, 2006	$550,849	$(83)
Fiscal Year ended October 31, 2007	$880,225	$—

Small Capitalization Value Fund
Fiscal Year ended October 31, 2005	$765,083	$(18,224)
Fiscal Year ended October 31, 2006	$795,736	$(21,546)
Fiscal Year ended October 31, 2007	$822,480	$(22,650)

Strategic Income Fund[1]
Period ended October 31, 2005	$1,135,191	$(186,107)
Fiscal Year ended October 31, 2006	$1,368,819	$(265,997)
Fiscal Year ended October 31, 2007	$1,918,587	$(299,428)

Main Street Fund[1]
Period ended October 31, 2005	$1,796,725	$(469,115)
Fiscal Year ended October 31, 2006	$2,246,406	$(605,999)
Fiscal Year ended October 31, 2007	$2,389,871	$(474,825)

Capital Appreciation Fund[1]
Period ended October 31, 2005	$3,967,959	$(544,616)
Fiscal Year ended October 31, 2006	$5,701,065	$(826,220)
Fiscal Year ended October 31, 2007	$6,767,570	$(948,314)

Discovery Value Fund[2]
Period ended October 31, 2006	$79,592	$(46,911)
Fiscal Year ended October 31, 2007	$226,548	$(71,055)

Main Street Small Cap Fund[3]
Period ended October 31, 2006	$5,701	$(38,221)
Fiscal Year ended October 31, 2007	$529,566	$(213,300)

Global Fund[1]
Period ended October 31, 2005	$3,780,682	$(682,606)
Fiscal Year ended October 31, 2006	$5,759,382	$(1,038,824)
Fiscal Year ended October 31, 2007	$6,178,878	$(1,112,947)

	Management Fee Paid	Other Expenses Reimbursed
Focused International Fund[2]
Period ended October 31, 2006	$58,034	$(75,977)
Fiscal Year ended October 31, 2007	$425,079	$(66,354)

[1]	Commenced operations on December 31, 2004.
[2]	Commenced operations on December 1, 2005.
[3]	Commenced operations on September 27, 2006.

Affiliated Investment Sub-advisers

Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual. Baring is an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., which is wholly-owned by MassMutual Holding LLC. OFI is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., which is majority-owned by Mass Mutual Holding LLC. OFI Institutional is a wholly-owned subsidiary of OFI.

MassMutual will pay Babson Capital a sub-advisory fee equal to an annual rate of .10% of the average daily net assets of the Core Bond Fund, .09% of the average daily net assets of the fixed income portion of the Balanced Fund, .08% of the average daily net assets of the Short-Duration Bond Fund, .10% of the average daily net assets of the Diversified Bond Fund, .08% of the average daily net assets of the Inflation-Protected Bond Fund, .05% of the average daily net assets of the Money Market Fund and .20% of the average daily net assets of the High Yield Fund. For the Enhanced Index Value Fund, the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the equity portion of the Balanced Fund and the portion of the Core Value Equity Fund managed by Babson Capital, MassMutual will pay Babson Capital a sub-advisory fee equal to an annual rate of .30% of the first $50 million of the average daily net assets of each Fund, .25% of the next $50 million of the average daily net assets of each Fund and .20% of the average daily net assets of each Fund over $100 million.

MassMutual will pay OFI Institutional a sub-advisory fee equal to an annual rate of .23% of the average daily net assets of the portion of the Core Value Equity Fund managed by OFI Institutional, .23% of the average daily net assets of the Value Fund, .23% of the average daily net assets of the Core Growth Fund, .40% of the average daily net assets of the Discovery Value Fund, .40% of the average daily net assets of the Small Capitalization Value Fund, .40% of the average daily net assets of the Main Street Small Cap Fund and .40% of the first $1 billion of the average daily net assets and .30% of the average daily net assets over $1 billion of the Small Company Opportunities Fund. For the International Equity Fund, MassMutual will pay OFI Institutional a sub-advisory fee equal to an annual rate of .50% of the average daily net assets of the Fund. For the Strategic Income Fund, MassMutual will pay OFI Institutional a sub-advisory fee equal to an annual rate of .35% of the first $250 million of the average daily net assets of the Fund, .32% of the next $50 million, .30 of the next $50 million and .25% on any excess over $350 million. For the Main Street Fund, MassMutual will pay OFI Institutional a sub-advisory fee equal to an annual rate of .33% of the first $1 billion of the average daily net assets of the Fund and .30% on any excess over $1 billion. For the Capital Appreciation Fund, MassMutual will pay OFI a sub-advisory fee equal to an annual rate of .42% of the first $700 million of the average daily net assets of the Fund and .25% on any excess over $700 million. For the Global Fund, MassMutual will pay OFI a sub-advisory fee equal to an annual rate of .50% of the first $750 million of the average daily net assets of the Fund, .28% of the next $50 million and .25% on any excess over $800 million.

For the International Bond Fund and the Focused International Fund, MassMutual will pay Baring a sub-advisory fee equal to an annual rate of .30% and .55% of the average daily net assets of each Fund, respectively.

Pursuant to Investment Sub-Advisory Agreements between MassMutual and Babson Capital, Baring, OFI or OFI Institutional, as applicable, with respect to the following Funds, MassMutual paid to Babson Capital, Baring, OFI or OFI Institutional the following amounts for providing investment advisory services to the Funds for their last three fiscal years:

Money Market Fund
Fiscal Year ended October 31, 2005	$247,148
Fiscal Year ended October 31, 2006	$251,127
Fiscal Year ended October 31, 2007	$392,907

Short-Duration Bond Fund
Fiscal Year ended October 31, 2005	$371,212
Fiscal Year ended October 31, 2006	$413,065
Fiscal Year ended October 31, 2007	$413,322

Inflation-Protected Bond Fund
Fiscal Year ended October 31, 2005	$165,713
Fiscal Year ended October 31, 2006	$229,871
Fiscal Year ended October 31, 2007	$281,197

Diversified Bond Fund
Fiscal Year ended October 31, 2005	$305,074
Fiscal Year ended October 31, 2006	$412,652
Fiscal Year ended October 31, 2007	$463,756

Balanced Fund
Fiscal Year ended October 31, 2005	$478,455
Fiscal Year ended October 31, 2006	$426,258
Fiscal Year ended October 31, 2007	$363,494

Value Fund
Fiscal Year ended October 31, 2005	$1,408,886
Fiscal Year ended October 31, 2006	$1,174,301
Fiscal Year ended October 31, 2007	$1,159,689

Small Company Opportunities Fund
Fiscal Year ended October 31, 2005	$3,632,244
Fiscal Year ended October 31, 2006	$3,033,418
Fiscal Year ended October 31, 2007	$1,885,961

Core Bond Fund
Fiscal Year ended October 31, 2005	$1,663,714
Fiscal Year ended October 31, 2006	$1,692,544
Fiscal Year ended October 31, 2007	$1,590,875

Core Growth Fund
Fiscal Year ended October 31, 2005	$199,656
Fiscal Year ended October 31, 2006	$201,202
Fiscal Year ended October 31, 2007	$171,872

Enhanced Index Core Equity Fund
Fiscal Year ended October 31, 2005	$81,653
Fiscal Year ended October 31, 2006	$93,179
Fiscal Year ended October 31, 2007	$123,314

Enhanced Index Growth Fund
Fiscal Year ended October 31, 2005	$66,790
Fiscal Year ended October 31, 2006	$103,979
Fiscal Year ended October 31, 2007	$436,673

Enhanced Index Value Fund
Fiscal Year ended October 31, 2005	$148,242
Fiscal Year ended October 31, 2006	$248,630
Fiscal Year ended October 31, 2007	$758,240

High Yield Fund
Fiscal Year ended October 31, 2005	$161,545
Fiscal Year ended October 31, 2006	$206,107
Fiscal Year ended October 31, 2007	$352,480

Small Capitalization Value Fund
Fiscal Year ended October 31, 2005	$417,969
Fiscal Year ended October 31, 2006	$448,105
Fiscal Year ended October 31, 2007	$469,801

International Equity Fund
Fiscal Year ended October 31, 2005	$4,455,131
Fiscal Year ended October 31, 2006	$5,190,209
Fiscal Year ended October 31, 2007	$6,084,170

Strategic Income Fund
Period ended October 31, 2005**	$980,619
Fiscal Year ended October 31, 2006	$1,178,692
Fiscal Year ended October 31, 2007	$1,326,161

Main Street Fund
Period ended October 31, 2005**	$915,195
Fiscal Year ended October 31, 2006	$1,140,797
Fiscal Year ended October 31, 2007	$1,213,285

Capital Appreciation Fund
Period ended October 31, 2005**	$2,566,504
Fiscal Year ended October 31, 2006	$3,649,640
Fiscal Year ended October 31, 2007	$4,002,960

Global Fund
Period ended October 31, 2005**	$2,688,005
Fiscal Year ended October 31, 2006	$3,981,492
Fiscal Year ended October 31, 2007	$4,024,301

Discovery Value Fund
Period ended October 31, 2006***	$38,531
Fiscal Year ended October 31, 2007	$113,765

Main Street Small Cap Fund
Period ended October 31, 2006****	$3,937
Fiscal Year ended October 31, 2007	$366,439

Focused International Fund
Period ended October 31, 2006***	$35,688
Fiscal Year ended October 31, 2007	$260,708

**	Commenced operations on December 31, 2004.
***	Commenced operations on December 1, 2005.
****	Commenced operations on September 27, 2006.

AllianceBernstein

AllianceBernstein, together with Babson Capital and OFI Institutional, serves as investment sub-adviser for the Core Value Equity Fund. Each sub-adviser will manage a portion of the net assets of the Fund’s portfolio, but not necessarily equal weighted. AllianceBernstein is a leading global investment management firm providing investment management services for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high-net-worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. Through its subsidiary, Sanford C. Bernstein & Co., LLC, AllianceBernstein provides in-depth research, portfolio strategy and trade execution to the institutional investment community.

At December 31, 2007, AllianceBernstein Holding L.P. owned approximately 33.3% of the issued and outstanding AllianceBernstein Units. AXA Financial, Inc. was the beneficial owner of approximately 62.8% of the AllianceBernstein Units at December 31, 2007, (including those held indirectly through its ownership of approximately 1.7% of the issued and outstanding Holding Units) which, including the general partnership interests in AllianceBernstein and Holding, represent an approximate 63.2% economic interest in AllianceBernstein.

ADMINISTRATOR AND SUB-ADMINISTRATOR

MassMutual has entered into an administrative services agreement (the “Administrative Services Agreement”) with the Trust, on behalf of each Fund, pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some expenses of the Funds, such as federal and state registration fees. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the Administrative Services Agreement. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Funds which range from ..2644% to .4568% for Class N shares; .2144% to .3968% for Class A shares; .2144% to .3968% for Class L shares; .0144% to .1800% for Class S shares and .0644% to .2468% for Class Y shares. MassMutual has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”). As sub-administrator, State Street generally assists in all aspects of fund administration and is compensated by MassMutual for providing administrative services to the Funds.

Pursuant to Administrative Services Agreements between the Trust and MassMutual the following Funds paid the following amounts to MassMutual during the last three fiscal years for providing administrative services:

	Gross	Waiver	Net
Value Fund
Fiscal Year ended October 31, 2005	$676,511	$—	$676,511
Fiscal Year ended October 31, 2006	$580,858	$—	$580,858
Fiscal Year ended October 31, 2007	$570,864	$—	$570,864

Small Company Opportunities Fund
Fiscal Year ended October 31, 2005	$2,013,192	$—	$2,013,192
Fiscal Year ended October 31, 2006	$1,570,061	$—	$1,570,061
Fiscal Year ended October 31, 2007	$893,016	$—	$893,016

Core Bond Fund
Fiscal Year ended October 31, 2005	$2,784,156	$(504,229)	$2,279,927
Fiscal Year ended October 31, 2006	$2,807,920	$(504,685)	$2,303,235
Fiscal Year ended October 31, 2007	$2,610,957	$(456,598)	$2,154,359

	Gross	Waiver	Net
Core Growth Fund
Fiscal Year ended October 31, 2005	$127,681	$—	$127,681
Fiscal Year ended October 31, 2006	$133,220	$—	$133,220
Fiscal Year ended October 31, 2007	$157,400	$—	$157,400

Enhanced Index Core Equity Fund
Fiscal Year ended October 31, 2005	$39,466	$—	$39,466
Fiscal Year ended October 31, 2006	$46,455	$—	$46,455
Fiscal Year ended October 31, 2007	$76,341	$—	$76,341

Enhanced Index Growth Fund
Fiscal Year ended October 31, 2005	$17,903	$—	$17,903
Fiscal Year ended October 31, 2006	$30,382	$—	$30,382
Fiscal Year ended October 31, 2007	$181,770	$—	$181,770

Enhanced Index Value Fund
Fiscal Year ended October 31, 2005	$99,036	$—	$99,036
Fiscal Year ended October 31, 2006	$173,086	$—	$173,086
Fiscal Year ended October 31, 2007	$580,919	$—	$580,919

High Yield Fund
Fiscal Year ended October 31, 2005	$163,187	$—	$163,187
Fiscal Year ended October 31, 2006	$219,446	$—	$219,446
Fiscal Year ended October 31, 2007	$368,081	$—	$368,081

Small Capitalization Value Fund
Fiscal Year ended October 31, 2005	$130,714	$—	$130,714
Fiscal Year ended October 31, 2006	$144,618	$—	$144,618
Fiscal Year ended October 31, 2007	$150,110	$—	$150,110

Money Market Fund
Fiscal Year ended October 31, 2005	$878,046	$(283,789)	$594,257
Fiscal Year ended October 31, 2006	$957,983	$(350,670)	$607,313
Fiscal Year ended October 31, 2007	$1,646,891	$(620,155)	$1,026,736

Short-Duration Bond Fund
Fiscal Year ended October 31, 2005	$1,093,542	$(178,711)	$914,831
Fiscal Year ended October 31, 2006	$1,169,691	$(181,158)	$988,533
Fiscal Year ended October 31, 2007	$1,124,911	$(163,054)	$961,857

Inflation-Protected Bond Fund
Fiscal Year ended October 31, 2005	$183,724	$—	$183,724
Fiscal Year ended October 31, 2006	$235,881	$—	$235,881
Fiscal Year ended October 31, 2007	$364,968	$(11,624)	$353,344

Diversified Bond Fund
Fiscal Year ended October 31, 2005	$854,666	$(247,599)	$607,067
Fiscal Year ended October 31, 2006	$1,136,156	$(320,988)	$815,168
Fiscal Year ended October 31, 2007	$1,272,991	$(352,701)	$920,290

Balanced Fund
Fiscal Year ended October 31, 2005	$267,091	$—	$267,091
Fiscal Year ended October 31, 2006	$237,165	$—	$237,165
Fiscal Year ended October 31, 2007	$225,162	$—	$225,162

	Gross	Waiver	Net
International Equity Fund
Fiscal Year ended October 31, 2005	$1,722,587
Fiscal Year ended October 31, 2006	$1,928,757
Fiscal Year ended October 31, 2007	$2,080,324

Strategic Income Fund[1]
Period ended October 31, 2005	$692,049
Fiscal Year ended October 31, 2006	$828,300
Fiscal Year ended October 31, 2007	$1,083,882

Main Street Fund[1]
Period ended October 31, 2005	$471,870
Fiscal Year ended October 31, 2006	$605,047
Fiscal Year ended October 31, 2007	$646,913

Capital Appreciation Fund[1]
Period ended October 31, 2005	$1,040,435
Fiscal Year ended October 31, 2006	$1,548,259
Fiscal Year ended October 31, 2007	$1,823,248

Global Fund[1]
Period ended October 31, 2005	$1,186,081
Fiscal Year ended October 31, 2006	$1,832,603
Fiscal Year ended October 31, 2007	$2,003,592

Discovery Value Fund[2]
Period ended October 31, 2006	$5,974
Fiscal Year ended October 31, 2007	$36,769

Main Street Small Cap Fund[3]
Period ended October 31, 2006	$579
Fiscal Year ended October 31, 2007	$139,256

Focused International Fund[2]
Period ended October 31, 2006	$7,030
Fiscal Year ended October 31, 2007	$98,372

[1]	Commenced operations on December 31, 2004.
[2]	Commenced operations on December 1, 2005.
[3]	Commenced operations on September 27, 2006.

THE DISTRIBUTOR

The Funds’ shares are continuously distributed by MML Distributors, LLC (the “Distributor”), located at 1295 State Street, Springfield, Massachusetts 01111-0001, pursuant to a Principal Underwriter Agreement with the Trust dated as of February 23, 2006, as amended (the “Distribution Agreement”). The Distributor pays commissions to its selling dealers as well as the costs of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with distribution of shares of the Funds. The Distributor is a wholly-owned subsidiary of MassMutual.

The Distribution Agreement will continue in effect for an initial two-year period, and thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of the Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

The Distributor has also entered into a Sub-Distributor’s Agreement with OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) dated as of October 29, 2004. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

MassMutual may make payments, out of its own assets, to securities dealers and other firms that enter into agreements providing the Distributor with access to representatives of those firms for the sale of shares of the Funds or with other marketing or administrative services with respect to the Funds. These payments may be a specific dollar amount, may be based on the number of customer accounts maintained by a firm, or may be based on a percentage of the value of shares of the Funds sold to, or held by, customers of the firm.

CLASS A AND CLASS N DISTRIBUTION AND SERVICE PLANS

The Trust has adopted, with respect to the Class A and Class N shares of each of the Funds, a Distribution and Service Plan and Agreement (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans, approved the Class A Plan and the Class N Plan for the Funds on June 24, 2004 (December 2, 2004 for the Strategic Income Fund, Main Street Fund, Capital Appreciation Fund and Global Fund, September 22, 2005 for the Discovery Value Fund and Focused International Fund, September 14, 2006 for the Main Street Small Cap Fund and November 30, 2007 for the Core Value Equity Fund and the International Bond Fund). Under the terms of each of the Class A Plans, the Trust is permitted to compensate, out of the assets attributable to the Class A shares of a Fund, in an amount up to .25%, in the aggregate, on an annual basis of the average daily net assets attributable to that Class, (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of a Fund (“Distribution Fee”) and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services (the “Servicing Fee”) to Class A shareholders. Under the terms of each of the Class N Plans, the Trust is permitted to compensate, out of the assets attributable to the Class N shares of a Fund, (i) a Distribution Fee in an amount up to ..25%, in the aggregate, on an annual basis of the average daily net assets attributable to that Class and (ii) a Servicing Fee in an amount up to .25%, in the aggregate, on an annual basis of the average daily net assets attributable to that Class. The Distribution Fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of a Fund, respectively, including, but not limited to, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in the distribution of Class A or Class N shares, preparing, printing and delivering prospectuses and reports for other than existing Class A or Class N shareholders, providing facilities to answer questions from other than existing Class A or Class N shareholders, advertising and preparation, printing and distribution of sales literature, receiving and answering correspondence, including requests for prospectuses and statements of additional information, and complying with Federal and state securities laws pertaining to the sale of Class A or Class N shares. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. MassMutual’s Servicing Fee expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of agents or employees of MassMutual or the Distributor, pension consultants or participating or introducing brokers and other financial intermediaries who assist investors in completing account forms and selecting dividend and other account options; who aid in the processing of redemption requests for Class A or Class N shares or the processing of dividend payments with respect to Class A or Class N shares; who prepare, print and deliver prospectuses and shareholder reports to Class A or Class N shareholders; who oversee compliance with federal and state laws pertaining to the sale of Class A or Class N shares; who provide information periodically to Class A or Class N shareholders showing their position in Class A or Class N shares; who issue account statements to Class A or Class N shareholders; who furnish shareholder sub-accounting; who forward communications from a Fund to Class A or Class N shareholders; who render advice regarding particular shareholder account options offered by a Fund in light of shareholder needs; who provide and maintain elective shareholder services; who provide and maintain pre-authorized investment plans for Class A or Class N shareholders; who respond to inquiries from Class A or Class N shareholders relating to such services; and/or who provide such similar services as permitted under applicable statutes, rules or regulations.

Each Plan provides that it may not be amended to materially increase the costs which Class A or Class N shareholders may bear under the Plan without the approval of a majority of the outstanding Class A or Class N shares of the Fund.

Each Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) the Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that MassMutual shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

The following table approximately discloses the 12b-1 fees paid in the fiscal year ending October 31, 2007 by the Trust under its 12b-1 plans for Class A and Class N shares of the Funds:

	Class A 12b-1 Servicing Fees	Class N 12b-1 Servicing Fees	Class N 12b-1 Distribution Fees
Money Market Fund*	$632,869	$—	$—
Short-Duration Bond Fund	171,618	4,481	4,481
Inflation-Protected Bond Fund	61,372	566	566
Core Bond Fund	478,802	5,090	5,090
Diversified Bond Fund	92,392	3,578	3,578
Strategic Income Fund	61,541	1,407	1,407
High Yield Fund	62,586	4,929	4,929
Balanced Fund	26,324	352	352
Value Fund	66,791	1,070	1,070
Enhanced Index Value Fund	30,057	777	777
Enhanced Index Core Equity Fund	13,496	610	610
Main Street Fund	43,109	296	296
Capital Appreciation Fund	823,232	3,252	3,252
Core Growth Fund	1,791	305	305
Enhanced Index Growth Fund	7,479	320	320
Discovery Value Fund	16,729	682	682
Small Capitalization Value Fund	10,290	4,107	4,107
Main Street Small Cap Fund	3,260	91	91
Small Company Opportunities Fund	474,774	272	272
Global Fund	103,874	1,739	1,739
International Equity Fund	236,921	672	672
Focused International Fund	41,838	757	750

*	Class N Shares of the Fund were not available.

CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT

State Street, located at 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Funds’ investments (the “Custodian”) and is the Funds’ transfer agent and dividend disbursing agent (the “Transfer Agent”). As custodian, State Street has custody of the Funds’ securities and maintains certain financial and accounting books and records. The Custodian and the Transfer Agent do not assist in, and are not responsible for, the investment decisions and policies of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, located at 200 Berkley Street, Boston, Massachusetts, 02116, is the Trust’s independent registered public accounting firm.

CODES OF ETHICS

The Trust, MassMutual, the Distributor, AllianceBernstein, Babson Capital, Baring, OFI and OFI Institutional have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange it will pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each of the Fund’s sub-advisers attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services, including anonymity and trade confidentiality, and the level of their brokerage commissions.

Under each Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, a sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the sub-adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the sub-adviser’s overall responsibilities to the Trust and to its other clients. The term “brokerage and research services” includes: providing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the sub-adviser’s clients and not solely or necessarily for the benefit of the Trust. The sub-advisers attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the sub-advisers as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fee that the Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of a sub-adviser’s receipt of brokerage and research services. To the extent the Trust’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined, provided that the sub-adviser determines in good faith that such excess amounts are reasonable in relation to the services provided. Such services would be useful and of value to a sub-adviser in serving both the Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to a sub-adviser in carrying out its obligations to the Trust.

Subject to the overriding objective of obtaining the best execution of orders, the Funds may use broker-dealer affiliates of their respective sub-advisers to effect portfolio brokerage transactions under procedures adopted by the Trustees. Pursuant to these procedures, the commission rates and other remuneration paid to the affiliated broker-dealer must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

The following table discloses the brokerage commissions paid by the following Funds for the fiscal years ended October 31, 2007, October 31, 2006 and October 31, 2005:

	Year ended October 31, 2007	Year ended October 31, 2006	Year ended October 31, 2005
Core Bond Fund	$—	$—	$—
Value Fund	980,248	1,174,221	474,447
Small Company Opportunities Fund	1,370,128	2,200,426	873,537
Core Growth Fund	111,396	116,008	63,341
Enhanced Index Core Equity Fund	52,484	36,835	34,985
Enhanced Index Growth Fund	256,080	44,053	24,256
Enhanced Index Value Fund	348,676	90,184	66,661
Small Capitalization Value Fund	303,089	160,804	139,944
Diversified Bond Fund	—	—	—
Balanced Fund	118,459	138,275	170,409
International Equity Fund	703,659	595,601	825,114

The following table discloses the brokerage commissions paid by the following Funds for the fiscal years ended October 31, 2007 and October 31, 2006 and the period ended October 31, 2005:

	Year ended October 31, 2007	Year ended October 31, 2006	Period ended October 31, 2005
Strategic Income Fund*	$9,010	$20,792	$16,349
Main Street Fund*	438,991	571,616	543,953
Capital Appreciation Fund*	1,007,914	927,626	882,793
Global Fund*	314,708	428,941	402,210

*	Commenced operations on December 31, 2004.

The following table discloses the brokerage commissions paid by the following Funds for the fiscal year ended October 31, 2007 and the period ended October 31, 2006:

	Year ended October 31, 2007	Period ended October 31, 2006
Discovery Value Fund**	$73,254	$44,910
Main Street Small Cap Fund***	260,009	6,968
Focused International Fund**	136,257	41,938

**	Commenced operations on December 1, 2005.
***	Commenced operations on September 27, 2006.

The following table discloses, for those Funds that had trades directed to a third party soft dollar broker during the fiscal year ended October 31, 2007, the dollar value of transactions placed by each such Fund with such soft dollar brokers and dealers during the fiscal year ended October 31, 2007 to recognize “brokerage and research” services, and commissions paid for such transactions:

	Dollar Value of Those Transactions	Amount of Commissions
Balanced Fund	$107,005,471	$27,173
Value Fund	696,003,420	439,118
Enhanced Index Value Fund	300,881,802	73,169
Enhanced Index Core Equity Fund	47,904,976	11,729
Main Street Fund	628,658,840	220,930
Capital Appreciation Fund	572,340,857	523,071
Core Growth Fund	104,762,312	59,133
Enhanced Index Growth Fund	235,959,000	56,150
Discovery Value Fund	90,390,708	66,275
Small Capitalization Value Fund	151,901,731	289,178
Main Street Small Cap Fund	139,539,451	68,175
Small Company Opportunities Fund	656,309,785	356,750
Global Fund	107,532,601	125,086
International Equity Fund	627,687,938	633,605

SHAREHOLDER INVESTMENT ACCOUNT

A Shareholder Investment Account is established for each investor in the Funds. Each account contains a record of the shares of the Fund maintained by the Transfer Agent. No share certificate will be issued. Whenever a transaction takes place in the Shareholder Investment Account, the investor will be mailed a statement showing the transaction and the status of the account.

DESCRIPTION OF SHARES

The Trust, an open-end, management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated August 1, 1994, as amended. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on October 31.

The Declaration of Trust permits the Trustees, without shareholder approval, to issue an unlimited number of shares and divide those shares into an unlimited number of series of shares, representing separate investment portfolios with rights determined by the Trustees. Each Fund’s shares represent equal proportionate interests in the assets and liabilities belonging to that Fund. Shares of the Funds are transferable and have no preemptive, subscription or conversion rights. Shares of the Funds are entitled to dividends as declared by the Trustees. In the event of liquidation of a Fund, the Trustees would distribute, after paying or otherwise providing for all charges, taxes, expenses and liabilities belonging to the Fund, the remaining assets belonging to the Fund ratably among the holders of outstanding shares of the Fund. The Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of 24 series: MassMutual Premier Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected Bond Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier High Yield Fund, MassMutual Premier International Bond Fund, MassMutual Premier Balanced Fund, MassMutual Premier Value Fund, MassMutual Premier Core Value Equity Fund, MassMutual Premier Enhanced Index Value Fund, MassMutual Premier Enhanced Index Core Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Capital Appreciation Fund, MassMutual Premier Core Growth Fund, MassMutual Premier Enhanced Index Growth Fund, MassMutual Premier Discovery Value Fund, MassMutual Premier Small Capitalization Value Fund, MassMutual Premier Main Street Small Cap Fund, MassMutual Premier Small Company Opportunities Fund, MassMutual Premier Global Fund, MassMutual Premier International Equity Fund and MassMutual Premier Focused International Fund.

The Trustees may divide the shares of any series into two or more classes having such preferences or special or relative rights and privileges as the Trustees may determine, without obtaining shareholder approval. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. All shares of a particular class of a Fund represent an equal proportionate interest in the assets and liabilities belonging to that Fund allocable to that class. The Trustees have currently authorized the establishment and designation of up to 5 classes of shares for each series of the Trust: Class A Shares, Class L Shares, Class N Shares, Class S Shares and Class Y Shares.

The Trustees may also, without shareholder approval, combine two or more existing series or classes into a single series or class.

The Declaration of Trust provides for the perpetual existence of the Trust. The Declaration of Trust, however, provides that the Trust may be terminated at any time by vote of at least 50% of the shares of each series entitled to vote and voting separately by series or by the Trustees by written notice to the shareholders of such series. Any series of the Trust may be terminated by vote of at least 50% of shareholders of that series or by the Trustees by written notice to the shareholders of that series.

Shares of the Funds entitle their holders to one vote per share, with fractional shares voting proportionally, in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholder votes by individual series on all matters, except when, as required by the 1940 Act or other applicable law or as specifically required under the Declaration of Trust or Bylaws or as otherwise determined by the Trustees, shares will be voted in the aggregate and not by individual series. A separate vote will be taken by the applicable Fund on matters affecting the particular Fund, as determined by the Trustees. For example, a change in a fundamental investment policy for a particular Fund would be voted upon only by shareholders of that Fund. In addition, a separate vote will be taken by the applicable class of a Fund on matters affecting the particular class, as determined by the Trustees. For example, the adoption of distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares of each Fund have noncumulative voting rights with respect to the election of trustees.

The Trust is not required to hold annual meetings of its shareholders. However, special meetings of the shareholders may be called for the purpose of electing Trustees and for such other purposes as may be prescribed by law, by the Declaration of Trust, or by the Bylaws. There will normally be no meetings of shareholders for the purpose of electing Trustees except that the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. Each Trustee will serve until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Notwithstanding the foregoing, (i) a Trustee shall retire and cease to serve as a Trustee upon the conclusion of the calendar year in which such Trustee attains the age of seventy-five years and, (ii) an interested Trustee shall no longer serve as a Trustee if or when they are no longer an employee of MassMutual, or an affiliate.

No amendment may be made to the Declaration of Trust without an affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the name of the Trust or to cure technical problems in the Declaration of Trust; (ii) to establish and designate new series or classes of Trust shares; or (iii) to add, delete, replace or otherwise modify any provisions relating to shares of the Trust contained in the Declaration of Trust in response to applicable laws or regulations.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and require that notice of such disclaimer be given in each agreement, contract, instrument, or certificate entered into or executed by the Trust, or its Trustees or officers. In addition, the Declaration of Trust provides that shareholders of a Fund are entitled to indemnification out of the assets of their Fund to the extent that they are held personally liable for the obligations of their Fund solely by reason of being or having been a shareholder. Thus, the risk of a shareholder of a Fund incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and his or her Fund is unable to meet its obligations.

The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust further provides that a Trustee will not be personally liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides for indemnification of each of its Trustees and officers, except that such Trustees and officers may not be indemnified against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

REDEMPTION OF SHARES

With respect to each Fund, the Trustees may suspend the right of redemption, postpone the date of payment or suspend the determination of net asset value: (a) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than for customary weekend and holiday closing); (b) for any period during which trading in the markets the Fund normally uses is, as determined by the SEC, restricted; (c) when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or a determination of its net asset value is not reasonably practicable; or (d) for such other periods as the SEC by order may permit for the protection of the Trust’s shareholders.

VALUATION OF PORTFOLIO SECURITIES

The net asset value per share of each Fund is determined by the Custodian at the market close (usually 4:00 p.m. Eastern Time) on each day the NYSE is open for trading and the Custodian is open for business. The NYSE currently is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions.

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Board of Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide prices for that security, or the price provided by such authorized pricing service is deemed unreliable by the adviser or sub-adviser. In such cases, market maker quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security, if the adviser has experience obtaining quotations from the market maker and the adviser determines that quotations obtained by it from the market maker in the past have generally been reliable (or, if the adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable); in any such case, the adviser shall review any market quotations so obtained, in light of other information in its possession, for their general reliability.

In addition, valuation methods approved by the Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the adviser, or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust’s foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Foreign Securities: Because of time zone differences, foreign exchanges and securities markets will usually be closed before the closing of the NYSE. Therefore, the Trust will determine the value of foreign securities as of the closing of those exchanges and securities markets. Events affecting the values of foreign securities, however, may occasionally occur between the closings of such exchanges and securities markets and the time a Fund determines its net asset value. If an event occurs that a Fund determines materially affects the value of foreign securities during this period, then the Trust will value such securities at fair value as determined in good faith in accordance with procedures approved by the Trustees. In addition, the Funds may hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not accept orders or price their shares. As a result, the value of any such securities held by a Fund may change on days when you will not be able to purchase or redeem that Fund’s shares.

The prices of foreign securities are quoted in foreign currencies. The Trust converts the values of foreign currencies into U.S. dollars at the rate of exchange prevailing at the time it determines net asset value. Changes in the exchange rate, therefore, if applicable, will affect the net asset value of shares of a Fund even when there has been no change in the values of the foreign securities measured in terms of the currency in which they are denominated.

The proceeds received by each Fund for each issue or sale of its shares, all net investment income, and realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the net asset values of the respective classes.

Money Market Fund

The Money Market Fund’s portfolio instruments are valued on the basis of amortized cost which involves initially valuing an instrument at its cost and thereafter making a constant amortization to maturity of any discount or premium, regardless of the impact of changes in market interest rates on the market value of the instrument. While this method provides certainty of valuation, it may result in periods in which the value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Market Fund computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for its portfolio instruments. Thus, if the use of amortized cost by the Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing market values, and existing investors in the Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of the Money Market Fund’s portfolio instruments based upon their amortized cost and the concomitant maintenance of the Money Market Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include periodic review of the Money Market Fund’s portfolio holdings to determine the extent of any deviation in the Money Market Fund’s net asset value from $1.00 per share calculated by using available market quotations, and whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it may take such corrective action as it regards as necessary and appropriate, including: the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be greater or less than $1.00 per share.

Since the net income of the Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the Money Market Fund remains at $1.00 per share immediately after each determination and dividend declaration. Any increase in the value of a shareholder’s investment in the Money Market Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Money Market Fund in the shareholder’s account, which increase is recorded promptly after the end of each calendar month.

For this purpose the net income of the Money Market Fund (from the time of the immediately preceding determination thereof) consists of all interest income accrued on its portfolio, plus realized gains or minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued ratably to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

Should the Money Market Fund incur or anticipate any unusual expense, or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses or losses or depreciation might result in an investor receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than what he paid.

TAXATION

Taxation of the Funds: In General

Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Code. In order to qualify as a “regulated investment company,” a Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from

(i)	dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and

(ii)	net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c)	diversify its holdings so that, at the close of each quarter of its taxable year,

(i)	at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and

(ii)	not more than 25% of the value of its total assets is invested in (x) the securities of any one issuer or two or more issuers which the Fund controls and that are engaged in the same, similar or related trades or businesses (other than U.S. Government securities), or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).

For purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements described in (c) above, in the case of a Fund’s investment in loan participations, each Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer. Also for purposes of (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

In general, if a Fund qualifies as a regulated investment company that is accorded special tax treatment, that Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). As a series of a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

By contrast, if a Fund were to fail to qualify as a regulated investment company in any taxable year, that Fund would be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or possibly to be treated as qualified dividend income to individual shareholders. Finally, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained. However, a Fund may designate the retained capital gain amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the next year.

A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or later, if the Fund is permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Under current law, a Fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and net capital gain of the Fund as a distribution of investment company taxable income and net capital gain on the Fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of the distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the Fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy.

Fund Distributions

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of each Fund generally will be subject to federal income taxes on Fund distributions as described herein. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions by each Fund of investment income generally will be taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than by how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Properly designated distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to individuals have temporarily been reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% brackets—for taxable years beginning before January 1, 2011.

For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that both the shareholder and the Fund meet certain holding period and other requirements. Specifically, in order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet certain holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by each Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of each Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) otherwise by application of the Code.

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

If a Fund makes a distribution to a shareholder in excess of its current and accumulated “earning and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the tax basis in his or her shares, thus reducing any loss or increasing any gain on a shareholder’s subsequent taxable disposition of his or her shares.

Sales, Redemptions, and Exchanges

Sales, redemptions and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders subject to federal income taxes may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized generally will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Otherwise, the gain or loss on a taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, a loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Further, no loss will be allowed on a sale of Fund shares to the extent the shareholder acquired identical shares of the same Fund within 30 days before or after the disposition. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Certain Investments in Debt Obligations

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as being issued with original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Payment-in-kind securities will also give rise to income which is required to be distributed even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income by the Fund.

As indicated above, a Fund that invests in certain debt instruments may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. The Strategic Bond Fund in particular may invest to a significant extent in debt obligations that are in the lowest rating category or are unrated, including debt obligations of issuers not currently paying interest or that are in default. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest. These and other related issues will be addressed by each Fund when, and if, it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Derivative Transactions

If a Fund engages in derivative transactions, including transactions in options, futures contracts, forward contracts, swap agreements, foreign currencies, and straddles, or other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to- market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

A Fund’s transactions in foreign currency-denominated debt instruments and certain of its derivative activities will likely produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company and to eliminate fund-level income tax.

Foreign Taxes and Investments

Investment income and gains received by a Fund from sources outside the United States might be subject to foreign taxes that are withheld at the source. The effective rate of these foreign taxes cannot be determined in advance because it depends on the specific countries in which a Fund’s assets will be invested, the amount of the assets invested in each such country and the possibility of treaty relief.

The International Bond Fund, Focused International Fund, International Equity Fund and Global Fund may be eligible to make an election under Section 853 of the Code so that any of their shareholders subject to federal income taxes will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries. If such an election is made, the ability of shareholders of the Fund to claim a foreign tax credit will be subject to limitations imposed by the Code, which in general limits the amount of foreign tax that may be used to reduce a shareholder’s U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. In addition, the ability of shareholders to claim a foreign tax credit is subject to a holding period requirement. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from U.S. taxation by virtue of such shareholder’s tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The International Bond Fund, Focused International Fund, International Equity Fund and Global Fund will notify their shareholders each year of the amount of dividends and distributions and the shareholder’s pro rata share of qualified taxes paid by the Fund to foreign countries.

A Fund may invest in one or more “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

Investment by a Fund in PFICs could subject the Fund to a U.S. federal income tax or other charge on distributions received from PFICs on the proceeds from the sale of its investments in the PFICs. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may be able to elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Finally, a Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Certain Investments in Real Estate Investment Trusts

If a Fund invests in equity securities of real estate investment trusts (“REITs”), such investments may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. A Fund’s investment in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

The Funds may invest in REITs, including REITs that hold residual interests in real estate mortgage conduits (“REMICs”), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then that Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to allocate any such tax specially to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in such Fund. The Funds have not yet determined whether such an election will be made.

Unrelated Business Taxable Income

Under current law, the Funds generally serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder of a Fund could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Any investment by a Fund in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then such Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to allocate any such tax specially to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Non U.S. Shareholders

In general, dividends (other than capital gain dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of thirty percent (30%) (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Previous legislation provided that, for taxable years beginning before January 1, 2008, a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person

(w) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a ten percent (10%) shareholder of the issuer, (y) that was within certain foreign countries that had inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a “related person” of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income that, in general, would not have been subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by a Fund (an “interest-related dividend”), and (ii) with respect to distributions (other than distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly designated by a Fund (a “short-term capital gain dividend”). Under this prior legislation, a Fund was also allowed to opt not to designate dividends as interest-related dividends or short-term capital gain dividends to the full extent permitted by the Code. This exemption is no longer effective. Pending legislation may reinstate and extend this exemption from withholding for one year, but it is unclear at this time whether the legislation will be enacted.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on capital gain dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating one hundred eighty-three (183) days or more during the year of the sale or capital gain dividend and certain other conditions are met.

General Considerations

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

The foregoing discussion of the U.S. federal income tax consequences of investment in the Funds is a general and abbreviated summary based on the applicable provisions of the Code, U.S. Treasury regulations, and other applicable authority currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. This discussion of the federal income tax treatment of the Funds and their shareholders does not describe in any respect the tax treatment of any particular arrangement, e.g., tax-exempt trusts or insurance products, pursuant to which or by which investments in the Funds may be made. Shareholders should consult their tax advisers as to their own tax situation, including possible foreign, state and local taxes.

EXPERTS

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110 serves as counsel to the Trust.

The audited financial statements of the Funds are set forth in the Trust’s Annual Report as of October 31, 2007, and are incorporated herein by reference in reliance upon the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing. A copy of the Trust’s Annual Report as of October 31, 2007 is available, without charge, upon request by calling 1-888-309-3539.

MISCELLANEOUS

Standard & Poor’s Earnings and Dividend Rankings for Common Stocks

Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor’s earnings and dividend rankings for common stocks. Basic scores are computed for earnings and dividends, then adjusted by a set of predetermined modifiers for growth, stability within long-term trend, and cyclically. Adjusted scores for earnings and dividends are then combined to yield a final score. The final score is measured against a scoring matrix determined by an analysis of the scores of a large and representative sample of stocks. The rankings are: A+ (Highest); A (High); A- (Above Average); B+ (Average); B (Below Average); B- (Lower); C (Lowest) and D (Declared Bankruptcy). A rank of LIQ is given to companies that have entered liquidation.

Additional Information Pertaining to the Enhanced Index Core Equity Fund

The Enhanced Core Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Enhanced Core Equity Fund or any member of the public regarding the advisability of investing in securities generally or in the Enhanced Index Core Equity Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the Enhanced Index Core Equity Fund. S&P has no obligation to take the needs of the Adviser or the owners of the Enhanced Index Core Equity Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Enhanced Index Core Equity Fund or the timing of the issuance or sale of the Enhanced Index Core Equity Fund or in the determination or calculation of the equation by which the Enhanced Core Equity Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Enhanced Index Core Equity Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE MANAGER, OWNERS OF THE ENHANCED INDEX CORE EQUITY FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

GLOSSARY

Duration: indicates how interest rate changes will affect a debt instrument’s price. As a measure of a fixed-income security’s cash flow, duration is an alternative to the concept of “term to maturity” in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. The market price of a bond with a duration of four years would be expected to increase or decline twice as much as the market price of a bond with a two-year duration. Duration measures a security’s maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security’s cash flow over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security’s yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond’s cash flows, where the present values of the cash flows serve as weights. Determining duration may involve a Fund’s sub-adviser’s estimates of future economic parameters, which may vary from actual future values.

NRSRO: means a nationally recognized statistical rating organization. For a description of the ratings of three NRSROs, Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”), see the Appendix to the SAI. For example, the four investment grade ratings in descending order for debt securities as rated by Moody’s are Aaa, Aa, A and Baa- including Baa3. The four investment grade ratings for debt securities as rated by S&P are AAA, AA, A and BBB- including BBB-. For commercial paper, Moody’s two highest ratings are P-1 and P-2 and S&P’s two highest ratings are A-1 and A-2.

U.S. Government Securities: include obligations issued, sponsored, assumed and guaranteed as to principal and interest by the Government of the United States, its agencies and instrumentalities, and securities backed by such obligations, including FHA/VA guaranteed mortgages.

The name MassMutual Premier Funds is the designation of the Trustees under a Declaration of Trust dated August 1, 1994, as amended from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of any of the Trustees, shareholders, officers, employees or agents of such Trust, but only the property of the relevant Fund shall be bound.

APPENDIX A—DESCRIPTION OF SECURITIES RATINGS

Although the ratings of fixed-income securities by Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”) are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P, Moody’s and Fitch’s commercial paper and bond ratings are set forth below.

Commercial Paper Ratings:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. Issues assigned the highest rating of A are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety. The A-1 and A-2 categories are described as follows:

A-1	This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be noted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody’s employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch’s Short-Term Credit Ratings are graded into six categories, ranging from ‘F-1’ for the highest quality obligations to ‘D’ for the lowest. The F-1 and F-2 categories are described as follows:

“F-1”: Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F-2”: A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Bond Ratings:

S&P describes its four highest ratings for corporate debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s describes its four highest corporate bond ratings as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch describes its four highest long-term credit ratings as follows:

AAA—“AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—“AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—“A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—“BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

A “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

S&P describes its below investment grade ratings for corporate debt as follows:

BB, B, CCC, CC, C—Debt rated “BB”, “B”, “CCC”, “CC” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB—Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB–” rating.

B—Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB–” rating.

CCC—Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B–” rating.

CC—The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C—The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC–” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D—Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s describes its below investment grade corporate bond ratings as follows:

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch describes its below investment grade long-term credit ratings as follows:

BB—“BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—“B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D—The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

APPENDIX B—PROXY VOTING POLICIES

The following represents the proxy voting policies (the “Policies”) of the MassMutual Premier Funds (the “Fund”) with respect to the voting of proxies on behalf of each series of the Fund (the “Series”). It is the general policy of the Fund, and Massachusetts Mutual Life Insurance Company (“MassMutual”) as investment manager to the Series, to delegate (with the exception of any “Funds of Funds”) voting responsibilities and duties with respect to all proxies to the investment sub-advisers (the “Sub-Advisers”) of the Series.

I. GENERAL PRINCIPLES

In voting proxies, the Sub-Advisers shall be guided by general fiduciary principles and their respective written proxy voting policies. The Sub-Advisers shall act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

II. SUB-ADVISERS

1. The Sub-Advisers shall each have the duty to provide a copy of their written proxy voting policies to MassMutual and the Fund annually. The Sub-Advisers’ written proxy voting policies shall maintain procedures that address potential conflicts of interest.

2. The Sub-Advisers shall each maintain a record of all proxy votes exercised on behalf of each series of the Fund for which they act as investment sub-adviser and shall furnish such records to MassMutual and the Fund annually.

3. The Sub-Advisers shall report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to MassMutual quarterly.

4. The Sub-Advisers shall provide the Fund and MassMutual with all such information and documents relating to the Sub-Adviser’s proxy voting in a timely manner, as shall be necessary for the Fund and MassMutual to comply with applicable laws and regulations.

III. THE FUND AND MASSMUTUAL

1. The Chief Compliance Officer of the Fund shall annually update the Trustees after a review of the Sub-Advisers’ proxy voting policies and actual voting records.

2. The Trustees of the Fund shall not vote proxies on behalf of the Fund or the Series.

3. MassMutual shall not vote proxies on behalf of the Fund or the Series, except that MassMutual shall vote proxies on behalf of any Funds of Funds for which it serves as investment adviser.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ALLIANCEBERNSTEIN

Firm Policy

Statement of Policies and Procedures for Proxy Voting

1.	Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s growth, value and blend investment groups investing on behalf of clients in both US and non-US securities.

2.	Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1.	Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.

2.2.	Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors (or vote against in non-US markets) that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

2.3.	Appointment of Auditors

AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. The Sarbanes-Oxley Act of 2002 prohibited certain categories of services by auditors to US issuers, making this issue less prevalent in the US. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons to question the independence of the auditors.

2.4.	Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.	Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.	Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.	Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.	Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that have below market value grant or exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We generally will support shareholder proposals seeking additional disclosure of executive and director compensation. This policy includes proposals that seek to specify the measurement of performance based compensation. In addition, we will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.

2.9.	Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.	Proxy Voting Procedures

3.1.	Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2.	Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

3.3.	Proxies of Certain Non-US Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4.	Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.	Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Babson Capital Management LLC

(“Babson Capital”)

Investment Advisors Compliance Policies and Procedures Manual

General Overview

Purpose/Objective:	The purpose of this policy and procedures statement (the “Policy”) is to ensure that Babson Capital fulfills its responsibilities under Rule 206(4)-6 of the Investment Advisers Act of 1940 (the “Advisers Act”), which requires, among other matters, that Babson Capital adopt and implement written policies and procedures that are reasonably designed to ensure that Babson Capital votes client securities in the best interests of such clients and describe how Babson Capital addresses material conflicts that may arise between Babson Capital’s interests and those of its clients.

Policy Description:

Babson Capital understands that the voting of proxies is part of its investment management responsibilities and believes that as a general principle proxies should be acted upon (voted or abstained) solely in the best interests of its clients (i.e., in a manner it believes is most likely to enhance the economic value of the underlying securities held in client accounts). To implement this general principle, it is Babson Capital’s policy to generally vote proxies in accordance with the recommendations of Institutional Shareholder Services (“ISS”), a recognized authority on proxy voting and corporate governance, or, in cases where ISS has not made any recommendations with respect to a proxy, in accordance with ISS’s proxy voting guidelines (“Guidelines”), a summary of which, as it may be amended from time-to-time, is accessible directly from ISS’s website and also available from Babson Capital’s Proxy Administrator (whose responsibilities are described further below). If a proxy involves an issue on which ISS has not made a recommendation or has not addressed in the Guidelines, it shall be analyzed on a case-by-case basis.

Babson Capital recognizes, however, that there may be times when it may determine that it may be in the best interests of clients holding the securities to be voted (1) against ISS’s recommendations or (2) in cases where ISS has not provided Babson Capital with any recommendations with respect to a matter, against ISS’s proxy voting guidelines. Babson Capital may vote, in whole or part, against ISS’s recommendations or ISS’s Guidelines, as applicable. The procedures set forth herein are designed to ensure that votes against ISS’s recommendations or Guidelines have been made in the best interests of clients and are not the result of any material conflict of interest (a “Material Conflict”). For purposes of the Policy, a Material Conflict shall mean any position, relationship or interest, financial or otherwise, of Babson Capital (or any person authorized under the Policy to vote proxies on behalf of Babson Capital) that would or could reasonably be expected to affect Babson Capital’s or such person’s independence or judgment concerning how to vote proxies.

Other Considerations:	There may be situations in which Babson Capital may be unable to, or determine not to, vote a proxy on behalf of one or more clients. For example, if the cost of voting a proxy for a foreign security outweighs the expected benefit to the client of voting, Babson Capital may, so long as it does not materially harm Babson Capital’s client, refrain from processing that vote. Likewise, Babson Capital may determine to not vote a proxy if Babson Capital is not given enough time to process the vote. For example, Babson Capital, through no fault of its own, may receive a meeting notice and proxy from the issuer too late to permit voting. In addition, if Babson Capital has outstanding sell orders on a particular security, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Babson Capital may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Babson Capital ultimately may decide not to vote those shares. Babson Capital may also be unable to vote proxies when the underlying securities have been lent out pursuant to a security lending program. This list of examples is not all-inclusive.

Administration of Proxy Voting Policy

Proxy Committee:	Babson Capital’s Executive Committee has created a standing sub-committee, known as the Proxy Committee. The Proxy Committee shall (1) review the Policy and Babson Capital’s implementation of the Policy, including ISS’s guidelines and how proxies have been voted, at least annually to ensure that it serves its intended purpose, (2) recommend, based on such review, such amendments to the Policy, if any, as it deems necessary or appropriate to ensure that proxies are voted in clients’ best interests, (3) approve proxy voting form(s), and (4) provide for the disclosures required by the Record Keeping Requirements section below. The Proxy Committee may also designate one or more Proxy Committee members who shall each be individually authorized to vote proxies to the extent provided in the Proxy Voting Procedures section of this Policy.

Proxy Administrator:	Babson Capital’s Executive Committee Chair shall designate one or more Proxy Administrators (each, a “Proxy Administrator”). The Proxy Administrator shall have such responsibilities as are set forth in the Policy and such additional responsibilities as may be provided for by the Proxy Committee.

Operating Procedures

New Account Procedures:	Babson Capital’s investment management agreements for separate account management generally convey the authority to vote proxies to Babson Capital. When the agreement states that the client has delegated proxy-voting authority to Babson Capital, Babson Capital will vote such proxies in accordance with the Policy. In the event a client makes a written request that Babson Capital vote in accordance with such client’s proxy voting instruction, Babson Capital will vote that client’s securities as instructed by the client. In the event an investment management agreement is silent on the matter, Babson Capital should get written confirmation from such client as to its preference, where possible. Because proxy voting is integral to the investment process, Babson Capital takes the position that it will assume proxy voting responsibilities in those situations where the agreement is silent and the client has provided no written instructions as to its preferences.

Handling of Proxies:	Proxy statements and proxy cards are typically routed directly to Babson Capital’s proxy voting service provider, ISS. In the event a Babson Capital associate receives a proxy statement or proxy card, the associate should immediately forward said statement or card to the designated Proxy Administrator who will create a record of receipt, route the materials for review, maintain a record of all action taken and post votes as instructed within the Policy.

Voting Proxies:

Babson Capital will vote all client proxies for which it has proxy voting discretion in accordance with ISS’s recommendation or Guidelines, unless (i) a person authorized by the Proxy Committee (each, a “Proxy Analyst”), the Proxy Committee or a designated member of the Proxy Committee, as applicable, determines that it is in its clients’ best interests to vote against ISS’s recommendation or Guidelines or (ii) Babson Capital is unable or determines not to vote a proxy in accordance with the Policy. In these cases:

If (i) a Proxy Analyst recommends that a proxy should be voted against ISS’s recommendation or Guidelines, (ii) no other Proxy Analyst reviewing such proxy disagrees with such recommendation, and (iii) no known Material Conflict is identified by the Proxy Analyst(s) or the Proxy Administrator, the Proxy Administrator will vote the proxy or post the proxy for voting in accordance with the Proxy Analyst’s recommendation. Otherwise, the proxy is to be submitted to a member of the Proxy Committee, who shall determine how to vote the proxy unless (i) the Proxy Analyst or Proxy Administrator has identified a Babson Capital Material Conflict or (ii) said Proxy Committee member has identified a Material Conflict personal to him or her self or a Babson Capital Material Conflict. In such cases, the proxy shall be submitted to the Proxy Committee, which may authorize a vote against ISS’s recommendation or Guidelines only if the Proxy Committee determines that such vote is in the clients’ best interests.

Nothing herein shall preclude Babson Capital from splitting a vote among different advisory clients in those cases where Babson Capital deems this appropriate.

No associate, officer, director or board of managers member of Babson Capital or its affiliates (other than those assigned such responsibilities under the Policy) may influence how Babson Capital votes client proxies, unless such person has been requested to provide such assistance by a Proxy Analyst or Proxy Committee member and has disclosed any known Material Conflict. Any pre-vote communications prohibited by the Policy shall be reported to the Proxy Committee member prior to voting and to Babson Capital’s CCO or General Counsel. Additionally, any questions or concerns regarding proxy-solicitor arrangements should be addressed to Babson Capital’s CCO and/or legal counsel or their respective designees.

Required Disclosures/ Client Request for Information:	Babson Capital shall include a summary of this Policy in its Form ADV Part II, as well as instructions as to how an advisory client may request a copy of this Policy and/or a record of how Babson Capital voted the client’s proxies. Any client requests for copies of this Policy or a record of how Babson Capital voted the client’s proxies shall be directed to the designated Proxy Administrator, who shall provide the information to the appropriate client service representative in order to respond to any such client in a timely manner.

Documents and Controls

Record Keeping:

For all client proxies voted by Babson Capital through ISS, Babson Capital has contracted with ISS to retain all proxy statements, research, recommendations, and records of votes cast on behalf of clients for such time periods set forth in the SEC Rule 204-2 under the Advisers Act.

For proxies received with respect to which ISS has not provided Babson Capital with a recommendation, such information shall be retained by the Proxy Administrator receiving the proxy for such time periods set forth in the SEC Rule 204-2.

To the extent that proxy records relate to proxies voted on behalf of an investment company for which Babson Capital serves as investment adviser, the Babson Capital legal department will file Form N-PX with the Securities and Exchange Commission annually and retain the required records related to said filing.

In addition, the Proxy Administrator shall retain or cause to be retained for such time periods as set forth in the SEC Rule 204-2:

•   The Policy and any amendments thereto;

•   A copy of ISS’s proxy voting guidelines;

•   All proxy voting forms (including any related document created by the Proxy Analyst or the Proxy Committee that was material to making a decision on how to vote the proxy);

•   All records of client written requests for proxy voting information and the responses thereto; and

•   All records relating to proxy voting decisions by the Proxy Analyst, Proxy Committee member or Proxy Committee, including any situation where Babson Capital votes against the recommendation of ISS.

Conflict Resolution and Escalation Process:

All associates shall immediately report any breach of this Policy to their designated Babson Capital department head and to the Babson Capital Compliance Department.

Babson Capital’s Compliance Department may grant exceptions to any provision of this Policy so long such exceptions are consistent with the purpose of the Policy and applicable law, documented and retained for the period required. Any questions regarding the applicability of this Policy should be directed to the Babson Capital Compliance Department.

APPENDIX A

Effective February 1, 2007

ISS Proxy Voting Guidelines Summary

1. Auditors

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services (“Other” fees) are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves;

•	Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

•

A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

—	Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

—	Serving as liaison between the chairman and the independent directors,

—	Approving information sent to the board,

—	Approving meeting agendas for the board,

—	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

—	Having the authority to call meetings of the independent directors,

—	If requested by major shareholders, ensuring that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers*.

*Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, industry peers, and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain. In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent) vote on a CASE-BY-CASE basis, In this situation, vote FOR the increase based on the company’s performance, and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Poor Pay Practices

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

•	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

•	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

•	Huge bonus payouts without justifiable performance linkage or proper disclosure;

•	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•

Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•	Excessive severance provisions (e.g., including excessive change in control payments);

•	Change in control payouts without loss of job or substantial diminution of job duties;

•	Internal pay disparity;

•	Options backdating (covered in a separate policy); and

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with associate or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

•	— A minimum vesting of three years for stock options or restricted stock; or

•	— Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

—	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

—	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85% of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all associates of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

•	Limits on associate contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25% of associate’s contribution, which is effectively a discount of 20% from market value;

•	No discount on the stock price on the date of purchase, since there is a company matching contribution.

Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering: recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or associate satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/associate pay disparities.

Outsourcing/Off-shoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.

Country-specific Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

Baring Asset Management Group Companies

Proxy Voting Policies and Procedures

Functional Responsibility

Investment Managers

Global Events Department

Proxy Voting Committee

Baring Asset Management Group Companies

(the “Companies”)

Proxy Voting Policies and Procedures

Executive Summary

The Companies owe fiduciary, contractual, and statutory duties to vote proxies on the securities that they manage for many of their clients. The Companies will vote client proxies in accordance with the procedures set forth below unless the client retains in writing the right to vote proxies or the Companies determine that any benefit the client may gain from voting a proxy would be outweighed by the costs associated therewith. For many clients, the Companies have assumed contractual responsibility to vote proxies on the securities that they manage for those clients’ accounts. For ERISA clients (i.e., employee benefit plans formed pursuant to the Employee Retirement Income Security Act of 1974), the Companies owe fiduciary and statutory duties to vote proxies on ERISA client securities unless the ERISA clients have explicitly retained the obligation to do so. The Companies also vote proxies for those clients who have invested in certain commingled funds, but do not vote proxies for clients who have invested in the “active/passive” commingled funds maintained at State Street Bank and Trust (“State Street”), as State Street retains authority to vote proxies for those clients. To ascertain whether a particular client has delegated proxy voting responsibility to the Companies, please contact the Global Events Department or Legal and Compliance Department.

The Companies reserve the right to amend these Proxy Voting Policies and Procedures from time to time without prior notice to their clients.

Special Circumstances When Proxy Votes May Not Be Cast

In some cases, the Companies may determine that it is not in the best economic interests of clients to vote proxies. For example, some non-U.S. securities issuers impose fees on shareholders or their custodians for exercising the right to vote proxies. Other issuers may “block,” or prohibit, shareholders from transferring or otherwise disposing of their shares for a period of time after the securities holders have noticed their intent to vote their proxies. Moreover, some issuers require the registration of securities in the name of the beneficial owners before permitting proxies to be cast, and thus mandate the disclosure of the identity of beneficial owners of securities, which may be contrary to the wishes of the Companies’ clients.

The U.S. Department of Labor (the “U.S. Labor Department”), which enforces ERISA, recognizes that ERISA clients may incur additional costs in voting proxies linked to shares of non-U.S. corporations. The U.S. Labor Department advises that investment advisers, such as the Companies, should weigh the effect of voting clients’ shares against the cost of voting.

In these instances, the Global Events Department will notify the appropriate portfolio managers of the costs or restrictions that may apply in voting proxies. Portfolio managers, with guidance from the Proxy Committee if desired, will weigh the economic benefit to the Companies’ clients of voting those proxies against the cost of doing so. The Global Events Department shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of the Companies.

Institutional Shareholder Services (“ISS”)

The Companies have contracted with ISS, an independent third party service provider, to vote the Companies’ clients’ proxies according to ISS’s proxy voting recommendations. ISS will also provide proxy analysis, vote recommendations, vote execution and record-keeping services for clients for which the Companies have proxy voting responsibility.

The clients’ custodians forward proxy materials to ISS for those clients who rely on the Companies to vote proxies. ISS forwards proxy proposals along with ISS proxy analysis and vote recommendations to the Companies. The Companies maintain standing instructions that direct ISS to vote all proxies in accordance with ISS recommendations.

ISS Conflict of Interest

There may be instances when ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest. In these situations, the applicable portfolio manager will review the issue and, if the Companies do not also have a conflict of interest, direct the Global Events Department to direct ISS how to vote the proxies. If the Companies have a conflict of interest, the Companies, in their sole discretion, shall either engage an independent third party to provide a vote recommendation or contact the client for direction as to how to vote the proxies.

Override of ISS Recommendation

There may be occasions where the Companies’ portfolio managers seek to override ISS’s recommendations if they believe that ISS’s recommendations are not in accordance with the best economic interests of clients. In the event that the Companies’ portfolio managers disagree with an ISS recommendation on a particular voting issue, the appropriate portfolio manager shall document in writing the reasons that the portfolio manager believes that the ISS recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Global Events Department.

The Global Events Team shall review the rationale stated to ensure that it is expressed in clear, understandable and complete sentences. Any concerns should be returned to the Portfolio Manager for clarification and revision of the rationale. The Global Events Team shall ensure that when the company is a client of Barings and we wish to vote with the company contrary to the recommendation of ISS, that the procedure set out in this policy under ‘Conflicts of Interest’ is followed.

Responsibility for the provision of a clear rationale for each occasion when ISS recommendation is not to be followed rests with the Portfolio Manager. The Proxy Voting Committee at each meeting will collectively review and approve the rationale given. If any rationale is judged to be inadequate, further clarification will be requested from the Portfolio Manager.

The Global Events Team can refer the matter to the Proxy Committee where they are concerned with the rationale for overriding ISS recommendations.

Special Client Instructions

There are instances when a client has instructed the Companies how they would like the Companies to vote proxies on particular issues of corporate governance or other matters. The Companies will be responsible for voting in accordance with the client instructions. The Global Events Department will maintain a list of clients that have provided the Companies with special proxy voting instructions, and will ensure that the client’s account is set up as a segregated account with ISS. Furthermore, the Global Events Department is responsible for sending a request form to the Client Service Representative responsible for that client to obtain from the Client Service Representative the specific voting instructions on behalf of that client.

Proxy Committee

The Companies have established a Proxy Voting Committee, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A list of the current members of the Proxy Voting

Committee is attached hereto as Schedule A. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The Proxy Committee meetings may be conducted in person, telephonically, or via electronic communication (e-mail). A member of the Global Events Department will manage the proxy voting process, which includes the taking of minutes of the Proxy Committee, the voting of proxies, and the maintenance of appropriate records.

The Global Events Department shall call Proxy Committee meetings, prior to the casting of a vote, to review votes where ISS is conflicted. In these situations, the Proxy Committee shall meet to review the issue and direct ISS how to vote the proxy. The Proxy Committee shall review information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall describe any real or perceived conflict of interest and any procedures used to address such conflict of interest.

The Global Events Department shall also call quarterly Proxy Committee meetings to: (i) monitor the Companies’ adherence to these Procedures; (ii) review votes against ISS recommendations or where ISS was conflicted; (iii) review the list of client requests for a copy of these Procedures and/or the proxy voting record; and (iv) review new corporate governance issues and industry trends and determine whether changes to these Procedures are necessary or appropriate.

Conflicts of Interest—general

To avoid voting proxies in circumstances where the Companies have or may have any conflict of interest, real or perceived, the Companies have contracted with ISS to provide proxy analysis, vote recommendations and voting of proxies, as discussed herein. In instances where ISS has recused itself and makes no recommendation on a particular matter the portfolio manager can direct the Global Events department to direct ISS how to vote proxies assuming the portfolio manager and the Proxy Committee confirm the Companies are not conflicted. If an override submission is requested by a portfolio manager, the Proxy Committee shall determine how the proxy is to be voted, in which case the Proxy Committee will determine whether a conflict of interest exists and that the rationale to vote against ISS is reasonable and is in the best interests of clients.

There may be occasions when a portfolio manager and/or member of its team who are involved in the proxy voting decision may have a conflict of interest, or the Companies have a business relationship with the company soliciting the proxy. A person shall not be considered to have a conflict of interest if the person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any person with actual knowledge of a conflict of interest relating to a particular item shall disclose that conflict to the Global Events Department.

The following are examples of situations where a conflict of interest may exist:

•	The company soliciting the proxy is a client of the Companies;

•	The company soliciting the proxy is an affiliate of the Companies;

•	An employee of the Companies is a also a director, officer or employee of the company soliciting the proxy; and

•	A portfolio manager and/or a partner/spouse of a SIT member, who is involved in making the voting decision is a director, officer, or employee of the company soliciting the proxy.

To monitor the above examples of where a conflict of interest may exist, the Global Events Department is responsible for maintaining a list of all publicly traded clients (and the client’s parent company) of the Companies. The Companies currently have no affiliates that are publicly traded companies. The London Legal Department shall maintain a list of all employees of the Companies who are directors or officers of publicly traded companies, and shall advise, as applicable, the London Head of Compliance, who will then advise the Global Events Department. The portfolio manager and members of the SIT who are involved in the voting decision are responsible for notifying the Global Events Department, via the proxy voting form, if said portfolio manager, member or said member’s partner/spouse is a director, officer or employee of the company soliciting the proxy or if the SIT member is aware of any other possible real or perceived conflicts of interest.

The Companies have a duty to vote proxies in the best interests of their clients. Therefore, in situations where there is a real or perceived conflict of interest, the Companies will either vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service, or disclose the conflict to the client and obtain the client’s direction to vote the proxy.

Conflicts of interest—Barings Mutual Funds

Discretionary Clients.

Where the IMA requires it OR for UK mutual funds, we cannot vote our Clients’ holdings of any mutual funds or other securities managed or advised by Barings or any other member of the MassMutual group—an “In-House Vote”—unless we have obtained the relevant Client’s prior instructions on how to vote that particular holding—and irrespective of whether we are voting in line with ISS’s recommendation.

In this scenario, each Client will need to be contacted and their specific instructions sought on how we should vote. These instructions should be obtained in accordance with any applicable requirements as regards obtaining instructions as specified in the relevant IMA / Authorised Signatory list, with appropriate records maintained to demonstrate that this has been done.

The default position will be that it is assumed the client must be contacted unless proved otherwise (note: for UK mutual funds we must always contact the clients). Where the IMA does not require the client to be contacted, then we can only vote in line with ISS recommendations. If the Portfolio Manager wishes to override ISS recommendations they must get the written agreement of the client.

Mutual Funds

In a situation where one Barings mutual fund is invested in another Barings mutual fund then the following process should be followed.

UK Funds. These units cannot be voted. This is in accordance with FSA requirements.

Non UK Funds. Voting should be undertaken in accordance with the provisions stated in the general ‘Conflict of Interest’ section above. If a Portfolio Manager wishes to override ISS (or another independent third party) recommendation then this will be referred to the Proxy Voting Committee for review. Any decision by the Proxy Voting Committee to override the recommendation of an independent third party must demonstrate why it is considered to be in the interests of Barings’ clients.

ISS Proxy Voting Guidelines

A copy of ISS’s proxy voting guidelines can be found on the ISS Website at http://www.issproxy.com/policy/2006policy.jsp.

Proxy Voting Policies and Procedures and Voting Records

A copy of these Proxy Voting Policies and Procedures as well as a record of how proxies have been voted for a client’s account will be provided to the client upon request. Clients may request a copy of these Proxy Voting Policies and Procedures and information about how the Companies voted proxies on the client’s behalf by contacting their client service representative.

Recordkeeping

The Companies must retain the following documentation as it relates to proxy voting:

1.	Copies of all Proxy Voting policies & Procedures;

2.	A copy of each proxy statement received regarding client securities;

(An adviser may satisfy this requirement by relying on a third party to make and retain, on the adviser’s behalf, a copy of a proxy statement (provided that the adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.)

3.	A record of each vote cast on behalf of a client;

(An adviser may satisfy this requirement by relying on a third party to make and retain, on the adviser’s behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.)

4.	A copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

5.	A copy of each written request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.

The above records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the adviser. The Companies rely on ISS and the Global Events Department to maintain the above records.

APPENDIX A

PROXY VOTING COMMITTEE MEMBERS

1.	Team Leader—Global Events Department (London)

2.	Head of Market Activities (London)

3.	Head of Equities (London)

4.	Head of Compliance (London)

5.	Head of Investment Operations (London)

6.	Head of Compliance (Boston)

OFI INSTITUTIONAL ASSET MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES AND GUIDELINES

(as of December 1, 2007)

These Proxy Voting Policies and Procedures, which include the attached “Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OFI Institutional Asset Management, Inc. (“OFII”) in voting portfolio proxies relating to securities held by its clients, including registered investment companies sub-advised by OFII . References in the Proxy Voting Policies and Procedures and Guidelines to “Board of Directors/Trustees” and “OFI Fund Board(s)” shall be deemed to be references to OFII and OFII shall be deemed (i) the party responsible for taking any action or making any determination required to be made by the “Board of Directors/Trustees” and/or “OFI Fund Board(s)”, and/or (ii) the party with discretion to take any action or make any determination reserved to the discretion of the “Board of Directors/Trustees” and/or “OFI Fund Board(s)”.

A. Funds for which OFI has Proxy Voting Responsibility

OFI Funds. Each Board of Directors/Trustees of the Funds advised by OFI (the “OFI Fund Board(s)”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards (“Sub-Advised Funds”). Pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.

Tremont Funds (Funds-of-Hedge Funds) Certain OFI Funds are structured as funds-of-hedge funds (the “Tremont Funds”) and invest their assets primarily in underlying private investment partnerships and similar investment vehicles (“portfolio funds”). These Tremont Funds have delegated voting of portfolio proxies (if any) for their portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Funds.

The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Funds). Therefore, the Tremont Funds’ interests (or shares) in those underlying portfolio funds are not considered to be “voting securities” and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Funds and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B. Proxy Voting Committee

OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.

The Committee shall adopt a written charter that outlines its responsibilities and any amendments to the charter shall be provided to the Boards at the Boards’ next regularly scheduled meetings.

The Committee also shall receive and review periodic reports prepared by the proxy voting agent regarding portfolio proxies and related votes cast. The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

The Committee will meet on a regular basis and may act at the direction of two or more of its voting members provided one of those members is the Legal Department or Compliance Department representative. The Committee will maintain minutes of Committee meetings and provide regular reports to the OFI Fund Boards.

C. Administration and Voting of Portfolio Proxies

1. Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

2. Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3. Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	an officer of OFI serves on the board of a charitable organization that receives charitable contributions from the company and the charitable organization is a client of OFI;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI’s voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures:

•

If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

•

If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

•

If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4. Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5. Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled. Alternatively, some securities lending programs use contractual arrangements among the lender, borrower and counterparty to arrange for the borrower to vote the proxies in accordance with instructions from the lending Fund.

If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6. Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the “Fund of Funds”). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called “mirror” or “echo” voting).

D. Fund Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to the Board describing:

•

any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	Records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E. Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F. Proxy Voting Guidelines

The Guidelines adopted by the Boards of the Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

APPENDIX A

OppenheimerFunds, Inc. and Oppenheimer Funds

Portfolio Proxy Voting Guidelines

(as of December 1, 2007)

1.	OPERATIONAL ITEMS

Amend Quorum Requirements.

•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws.

•	Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name.

•	Vote WITH Management

Change Date, Time, or Location of Annual Meeting.

•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Transact Other Business.

•	Vote AGAINST proposals to approve other business when it appears as voting item.

AUDITORS

Ratifying Auditors

•	Vote FOR Proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent.
•	Fees for non-audit services are excessive.
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
•	Vote AGAINST shareholder proposals asking for audit firm rotation.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0	THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
•	Composition of the board and key board committees
•	Attendance at board meetings
•	Corporate governance provisions and takeover activity
•	Long-term company performance relative to a market index
•	Directors’ investment in the company
•	Whether the chairman is also serving as CEO
•	Whether a retired CEO sits on the board

•	WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:
•	Attend less than 75% of the board and committee meetings without a valid excuse.
•	Implement or renew a dead-hand or modified dead-hand poison pill
•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.
•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.
•	Failed to act on takeover offers where the majority of the shareholders tendered their shares.
•	Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.
•	Are audit committee members; and the non-audit fees paid to the auditor are excessive.
•	Enacted egregious corporate governance policies or failed to replace management as appropriate.
•	Are inside directors or affiliated outside directors; and the full board is less than majority independent.
•

Are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board. (The term “public company” excludes an investment company.)

•	Serve on more than six public company boards. (The term “public company” excludes an investment company.)

•	Additionally, the following should result in votes being WITHHELD (except from new nominees):
•	If the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.
•

If the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2	Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

2.4	Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.

2.5	Require Majority Vote for Approval of Directors
•	Vote AGAINST proposal to require majority vote approval for election of directors

2.6	Director and Officer Indemnification and Liability Protection
•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•	Vote FOR proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•

Vote FOR indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and
•	Only if the director’s legal expenses would be covered.

2.7	Establish/Amend Nominee Qualifications
•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.8	Filling Vacancies/Removal of Directors.
•	Vote AGAINST proposals that provide that directors may be removed only for cause.
•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.9	Independent Chairman (Separate Chairman/CEO)
•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties
•	Two-thirds independent board
•	All-independent key committees
•	Established governance guidelines
•

The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

2.10	Majority of Independent Directors/Establishment of Committees
•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

2.11	Open Access
•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct. (At the time of these policies, the SEC’s proposed rule in 2003 on Security Holder Director Nominations remained outstanding.)

2.12	Stock Ownership Requirements
•

Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
•

Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of: Rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

2.13	Age or Term Limits
•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0	PROXY CONTESTS

3.1	Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
•	Long-term financial performance of the target company relative to its industry
•	Management’s track record
•	Background to the proxy contest
•	Qualifications of director nominees (both slates)
•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
•	Stock ownership position

3.2	Reimbursing Proxy Solicitation Expenses
•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3	Confidential Voting
•	Vote AGAINST shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.
•

If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1	Advance Notice Requirements for Shareholder Proposals/Nominations.
•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2	Amend Bylaws without Shareholder Consent
•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3	Poison Pills
•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

•	Vote AGAINST proposals that increase authorized common stock fro the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

4.4	Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
•	Vote FOR proposals to allow or make easier shareholder action by written consent.

4.5	Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

4.6	Establish Shareholder Advisory Committee
•	Vote WITH Management

4.7	Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.
•	Vote FOR proposals to lower supermajority vote requirements.

5.0	MERGERS AND CORPORATE RESTRUCTURINGS

5.1	Appraisal Rights
•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2	Asset Purchases
•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price
•	Fairness opinion
•	Financial and strategic benefits
•	How the deal was negotiated
•	Conflicts of interest
•	Other alternatives for the business
•	Non-completion risk

5.3	Asset Sales
•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
•	Impact on the balance sheet/working capital
•	Potential elimination of diseconomies
•	Anticipated financial and operating benefits
•	Anticipated use of funds
•	Value received for the asset
•	Fairness opinion
•	How the deal was negotiated
•	Conflicts of interest

5.4	Bundled Proposals
•

Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5	Conversion of Securities
•

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
•	Dilution to existing shareholders’ position
•	Terms of the offer
•	Financial issues
•	Management’s efforts to pursue other alternatives
•	Control issues
•	Conflicts of interest

•	Vote CASE-BY-CASE on the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7	Formation of Holding Company
•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
•	The reasons for the change
•	Any financial or tax benefits
•	Regulatory benefits
•	Increases in capital structure
•	Changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.
•	Adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs and Minority Squeezeouts)
•	Votes on going private transactions on a CASE-BY-CASE basis, taking into account the following:
•	Offer price/premium
•	Fairness opinion
•	How the deal was negotiated
•	Conflicts of interests
•	Other alternatives/offers considered
•	Non-completion risk

5.9	Joint Venture
•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed
•	Percentage of ownership

•	Financial and strategic benefits
•	Governance structure
•	Conflicts of interest
•	Other alternatives
•	Non-completion risk

5.10	Liquidations
•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote on a CASE-BY-CASE basis, if the company will file for bankruptcy if the proposal is not approved.

5.11	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition
•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
•	Prospects of the combined company, anticipated financial and operating benefits
•	Offer price (premium or discount)
•	Fairness opinion
•	How the deal was negotiated
•	Changes in corporate governance
•	Change in the capital structure
•	Conflicts of interest

5.12	Private Placements/Warrants/Convertible Debenture
•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
•	Dilution to existing shareholders’ position
•	Terms of the offer
•	Financial issues
•	Management’s efforts to pursue other alternatives
•	Control issues
•	Conflicts of interest

5.13	Spinoffs
•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
•	Tax and regulatory advantages
•	Planned use of the sale proceeds
•	Valuation of spinoff
•	Fairness opinion
•	Benefits to the parent company
•	Conflicts of interest
•	Managerial incentives
•	Corporate governance changes
•	Changes in the capital structure

5.14	Value Maximization Proposals
•

Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control
•	Review CASE-BY-CASE, with consideration give to ISS “transfer-of-wealth” analysis. (See section 8.2)

6.0	STATE OF INCORPORATION

6.1	Control Share Acquisition Provisions
•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
•	Vote FOR proposals to restore voting rights to the control shares.

6.2	Control Share Cashout Provisions
•	Vote FOR proposals to opt out of control share cashout statutes.

6.3	Disgorgement Provisions
•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4	Fair Price Provisions
•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5	Freezeout Provisions
•	Vote FOR proposals to opt out of state freezeout provisions.

6.6	Greenmail
•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7	Reincorporation Proposals
•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8	Stakeholder Provisions
•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9	State Anti-takeover Statutes
•

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0	CAPITAL STRUCTURE

7.1	Adjustments to Par Value of Common Stock
•	Vote FOR management proposals to reduce the par value of common stock.

7.2	Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
•

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3	Dual-Class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder

7.4	Issue Stock for Use with Rights Plan
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

7.5	Preemptive Rights
•

Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6	Preferred Stock
•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.
•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)
•

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
•

Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7	Pledge of Assets for Debt (Generally Foreign Issuers)
•

OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.8	Recapitalization
•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
•	More simplified capital structure
•	Enhanced liquidity
•	Fairness of conversion terms
•	Impact on voting power and dividends
•	Reasons for the reclassification
•	Conflicts of interest
•	Other alternatives considered

7.9	Reverse Stock Splits
•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

7.10	Share Purchase Programs
•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.11	Stock Distributions: Splits and Dividends
•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

7.12	Tracking Stock
•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0	EXECUTIVE AND DIRECTOR COMPENSATION

8.1	Equity-based Compensation Plans
•	Vote compensation proposals on a CASE-BY-CASE basis.
•

In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

8.2	Director Compensation

Examine compensation proposals on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes excessive compensation proposals, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

8.3	Bonus for Retiring Director
•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4	Cash Bonus Plan
•

Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5	Stock Plans in Lieu of Cash
•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

In casting its vote, OFI reviews the ISS recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
•	Vote FOR plans which do not

8.6	Director Retirement Plans
•	Vote FOR retirement plans for non-employee directors if the number of shares reserve is less than 3% of outstanding shares and the exercise price is 100% of fair market value.
•

Vote AGAINST shareholder proposals to eliminate retirement plans for non-employee directors, if the number of shares is less than 3% of outstanding shares and exercise price is 100% of fair market value.

8.7	Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns
•	Rationale for the repricing
•	Value-for-value exchange
•	Option vesting
•	Term of the option
•	Exercise price
•	Participation

8.8	Employee Stock Purchase Plans
•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
•	Votes FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85% of fair market value
•	Offering period is 27 months or less
•	The number of shares allocated to the plan is 10% or less of the outstanding shares

•	Votes AGAINST employee stock purchase plans where any of the following apply:
•	Purchase price is at least 85% of fair market value
•	Offering period is greater than 27 months
•	The number of shares allocated to the plan is more than 10% of the outstanding shares

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

8.10	Employee Stock Ownership Plans (ESOPs)
•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote WITH MANAGEMENT.

8.12	401(k) Employee Benefit Plans
•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.13	Shareholder Proposals Regarding Executive and Director Pay
•

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•

Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.14	Performance-Based Stock Options
•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or
•	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

8.15	Pay-for-Performance
•

Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

•	What aspects of the company’s short-term and long-term incentive programs are performance driven?
•	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?
•	What type of industry does the company belong to?
•	Which stage of the business cycle does the company belong to?

8.16	Golden Parachutes and Executive Severance Agreements
•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
•	The parachute should be less attractive than an ongoing employment opportunity with the firm
•	The triggering mechanism should be beyond the control management
•	The amount should not exceed three times base salary plus guaranteed benefits

8.17	Pension Plan Income Accounting
•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.18	Supplemental Executive Retirement Plans (SERPs)
•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

8.19	Claw-back of Payments under Restatements
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
•	The coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement
•	The nature of the proposal where financial restatement is due to fraud
•	Whether or not the company has had material financial problems resulting in chronic restatements
•	The adoption of a robust and formal bonus/equity recoupment policy
•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal
•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

9.0	SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI believes the issues do not primarily involve financial considerations and OFI ABSTAINS from voting on those issues.

OPPENHEIMERFUNDS, INC.

OPPENHEIMER FUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

(as of December 5, 2005) and

PROXY VOTING GUIDELINES (as of November 29, 2007)

These Portfolio Proxy Voting Policies and Procedures, which include the attached “OppenheimerFunds Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. (“OFI”) in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI (“Fund(s)”).

A. Funds for which OFI has Proxy Voting Responsibility

OFI Funds. Each Board of Directors/Trustees of the Funds advised by OFI (the “OFI Fund Board(s)”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards (“Sub-Advised Funds”). Pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.

Tremont Funds (Funds-of-Hedge Funds) Certain OFI Funds are structured as funds-of-hedge funds (the “Tremont Funds”) and invest their assets primarily in underlying private investment partnerships and similar investment vehicles (“portfolio funds”). These Tremont Funds have delegated voting of portfolio proxies (if any) for their portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Funds.

The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Funds). Therefore, the Tremont Funds’ interests (or shares) in those underlying portfolio funds are not considered to be “voting securities” and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Funds and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B. Proxy Voting Committee

OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.

The Committee shall adopt a written charter that outlines its responsibilities and any amendments to the charter shall be provided to the Boards at the Boards’ next regularly scheduled meetings.

The Committee also shall receive and review periodic reports prepared by the proxy voting agent regarding portfolio proxies and related votes cast. The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

The Committee will meet on a regular basis and may act at the direction of two or more of its voting members provided one of those members is the Legal Department or Compliance Department representative. The Committee will maintain minutes of Committee meetings and provide regular reports to the OFI Fund Boards.

C. Administration and Voting of Portfolio Proxies

1. Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

2. Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3. Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	an officer of OFI serves on the board of a charitable organization that receives charitable contributions from the company and the charitable organization is a client of OFI;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI’s voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures:

•

If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

•

If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

•

If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4. Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5. Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled. Alternatively, some securities lending programs use contractual arrangements among the lender, borrower and counterparty to arrange for the borrower to vote the proxies in accordance with instructions from the lending Fund.

If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6. Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the “Fund of Funds”). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called “mirror” or “echo” voting).

D. Fund Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to the Board describing:

•

any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	Records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E. Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F. Proxy Voting Guidelines

The Guidelines adopted by the Boards of the Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

APPENDIX A

OppenheimerFunds, Inc. and Oppenheimer Funds

Portfolio Proxy Voting Guidelines

(dated as of November 30, 2007)

1.	OPERATIONAL ITEMS

Amend Quorum Requirements.

•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws.

•	Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name.

•	Vote WITH Management

Change Date, Time, or Location of Annual Meeting.

•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Transact Other Business.

•	Vote AGAINST proposals to approve other business when it appears as voting item.

AUDITORS

Ratifying Auditors

•	Vote FOR Proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent.
•	Fees for non-audit services are excessive.
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
•	Vote AGAINST shareholder proposals asking for audit firm rotation.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0	THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
•	Composition of the board and key board committees
•	Attendance at board meetings
•	Corporate governance provisions and takeover activity
•	Long-term company performance relative to a market index
•	Directors’ investment in the company
•	Whether the chairman is also serving as CEO
•	Whether a retired CEO sits on the board

•	WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:
•	Attend less than 75% of the board and committee meetings without a valid excuse.
•	Implement or renew a dead-hand or modified dead-hand poison pill
•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.
•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.
•	Failed to act on takeover offers where the majority of the shareholders tendered their shares.
•	Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.
•	Are audit committee members; and the non-audit fees paid to the auditor are excessive.
•	Enacted egregious corporate governance policies or failed to replace management as appropriate.
•	Are inside directors or affiliated outside directors; and the full board is less than majority independent.
•

Are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board. (The term “public company” excludes an investment company.)

•	Serve on more than six public company boards. (The term “public company” excludes an investment company.)

•	Additionally, the following should result in votes being WITHHELD (except from new nominees):
•	If the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.
•

If the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2	Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

2.4	Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.

2.5	Require Majority Vote for Approval of Directors
•

OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.6	Director and Officer Indemnification and Liability Protection
•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•	Vote FOR proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.
•

Vote FOR indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and
•	Only if the director’s legal expenses would be covered.

2.7	Establish/Amend Nominee Qualifications
•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.8	Filling Vacancies/Removal of Directors.
•	Vote AGAINST proposals that provide that directors may be removed only for cause.
•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.9	Independent Chairman (Separate Chairman/CEO)
•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties
•	Two-thirds independent board
•	All-independent key committees
•	Established governance guidelines
•

The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

2.10	Majority of Independent Directors/Establishment of Committees
•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

2.11	Open Access
•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct. (At the time of these policies, the SEC’s proposed rule in 2003 on Security Holder Director Nominations remained outstanding.)

2.12	Stock Ownership Requirements
•

Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
•

Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of: Rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

2.13	Age or Term Limits
•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0	PROXY CONTESTS

3.1	Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
•	Long-term financial performance of the target company relative to its industry
•	Management’s track record
•	Background to the proxy contest
•	Qualifications of director nominees (both slates)
•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
•	Stock ownership position

3.2	Reimbursing Proxy Solicitation Expenses
•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3	Confidential Voting
•	Vote AGAINST shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.
•

If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0 ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1	Advance Notice Requirements for Shareholder Proposals/Nominations.
•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2	Amend Bylaws without Shareholder Consent
•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3	Poison Pills
•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

•	Vote AGAINST proposals that increase authorized common stock fro the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

4.4	Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
•	Vote FOR proposals to allow or make easier shareholder action by written consent.

4.5	Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

4.6	Establish Shareholder Advisory Committee
•	Vote WITH Management

4.7	Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.
•	Vote FOR proposals to lower supermajority vote requirements.

5.0	MERGERS AND CORPORATE RESTRUCTURINGS

5.1	Appraisal Rights
•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2	Asset Purchases
•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price
•	Fairness opinion
•	Financial and strategic benefits
•	How the deal was negotiated
•	Conflicts of interest
•	Other alternatives for the business
•	Non-completion risk

5.3	Asset Sales
•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
•	Impact on the balance sheet/working capital
•	Potential elimination of diseconomies
•	Anticipated financial and operating benefits
•	Anticipated use of funds
•	Value received for the asset
•	Fairness opinion
•	How the deal was negotiated
•	Conflicts of interest

5.4	Bundled Proposals
•

Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5	Conversion of Securities
•

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
•	Dilution to existing shareholders’ position
•	Terms of the offer
•	Financial issues
•	Management’s efforts to pursue other alternatives
•	Control issues
•	Conflicts of interest

•	Vote CASE-BY-CASE on the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7	Formation of Holding Company
•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
•	The reasons for the change
•	Any financial or tax benefits
•	Regulatory benefits
•	Increases in capital structure
•	Changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.
•	Adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs and Minority Squeezeouts)
•	Votes on going private transactions on a CASE-BY-CASE basis, taking into account the following:
•	Offer price/premium
•	Fairness opinion
•	How the deal was negotiated
•	Conflicts of interests
•	Other alternatives/offers considered
•	Non-completion risk

5.9	Joint Venture
•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed
•	Percentage of ownership
•	Financial and strategic benefits
•	Governance structure
•	Conflicts of interest
•	Other alternatives
•	Non-completion risk

5.10	Liquidations
•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote on a CASE-BY-CASE basis, if the company will file for bankruptcy if the proposal is not approved.

5.11	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition
•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
•	Prospects of the combined company, anticipated financial and operating benefits
•	Offer price (premium or discount)
•	Fairness opinion
•	How the deal was negotiated
•	Changes in corporate governance
•	Change in the capital structure
•	Conflicts of interest

5.12	Private Placements/Warrants/Convertible Debenture
•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
•	Dilution to existing shareholders’ position
•	Terms of the offer
•	Financial issues
•	Management’s efforts to pursue other alternatives
•	Control issues
•	Conflicts of interest

5.13	Spinoffs
•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
•	Tax and regulatory advantages
•	Planned use of the sale proceeds
•	Valuation of spinoff
•	Fairness opinion
•	Benefits to the parent company

•	Conflicts of interest
•	Managerial incentives
•	Corporate governance changes
•	Changes in the capital structure

5.14	Value Maximization Proposals
•

Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control
•	Review CASE-BY-CASE, with consideration give to ISS “transfer-of-wealth” analysis. (See section 8.2)

6.0 STATE OF INCORPORATION

6.1	Control Share Acquisition Provisions
•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
•	Vote FOR proposals to restore voting rights to the control shares.

6.2	Control Share Cashout Provisions
•	Vote FOR proposals to opt out of control share cashout statutes.

6.3	Disgorgement Provisions
•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4	Fair Price Provisions
•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5	Freezeout Provisions
•	Vote FOR proposals to opt out of state freezeout provisions.

6.6	Greenmail
•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7	Reincorporation Proposals
•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8	Stakeholder Provisions
•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9	State Anti-takeover Statutes
•

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0 CAPITAL STRUCTURE

7.1	Adjustments to Par Value of Common Stock
•	Vote FOR management proposals to reduce the par value of common stock.

7.2	Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
•

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3	Dual-Class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder

7.4	Issue Stock for Use with Rights Plan
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

7.5	Preemptive Rights
•

Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6	Preferred Stock
•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.
•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)
•

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
•

Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7	Pledge of Assets for Debt (Generally Foreign Issuers)
•

OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.8	Recapitalization
•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
•	More simplified capital structure
•	Enhanced liquidity
•	Fairness of conversion terms
•	Impact on voting power and dividends
•	Reasons for the reclassification
•	Conflicts of interest
•	Other alternatives considered

7.9	Reverse Stock Splits
•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

7.10	Share Purchase Programs
•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.11	Stock Distributions: Splits and Dividends
•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

7.12	Tracking Stock
•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0 EXECUTIVE AND DIRECTOR COMPENSATION

8.1	Equity-based Compensation Plans
•	Vote compensation proposals on a CASE-BY-CASE basis.
•

In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

8.2	Director Compensation
•

Examine compensation proposals on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes excessive compensation proposals, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•	Vote FOR retirement plans for non-employee directors if the number of shares reserve is less than 3% of outstanding shares and the exercise price is 100% of fair market value.
•

Vote AGAINST shareholder proposals to eliminate retirement plans for non-employee directors, if the number of shares is less than 3% of outstanding shares and exercise price is 100% of fair market value.

8.3	Bonus for Retiring Director
•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4	Cash Bonus Plan
•

Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5	Stock Plans in Lieu of Cash
•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

In casting its vote, OFI reviews the ISS recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
•	Vote FOR plans which do not

8.6	[Reserved]

8.7	Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns
•	Rationale for the repricing
•	Value-for-value exchange
•	Option vesting
•	Term of the option
•	Exercise price
•	Participation

8.8	Employee Stock Purchase Plans
•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Votes FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85% of fair market value
•	Offering period is 27 months or less
•	The number of shares allocated to the plan is 10% or less of the outstanding shares
•	Votes AGAINST employee stock purchase plans where any of the following apply:
•	Purchase price is at least 85% of fair market value
•	Offering period is greater than 27 months
•	The number of shares allocated to the plan is more than 10% of the outstanding shares

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

8.10	Employee Stock Ownership Plans (ESOPs)
•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote WITH MANAGEMENT.

8.12	401(k) Employee Benefit Plans
•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.13	Shareholder Proposals Regarding Executive and Director Pay
•

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•

Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.14	Performance-Based Stock Options
•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or

•	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

8.15	Pay-for-Performance
•

Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

•	What aspects of the company’s short-term and long-term incentive programs are performance driven?
•	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?
•	What type of industry does the company belong to?
•	Which stage of the business cycle does the company belong to?

8.16	Golden Parachutes and Executive Severance Agreements
•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
•	The parachute should be less attractive than an ongoing employment opportunity with the firm
•	The triggering mechanism should be beyond the control management
•	The amount should not exceed three times base salary plus guaranteed benefits

8.17	Pension Plan Income Accounting
•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.18	Supplemental Executive Retirement Plans (SERPs)
•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

8.19	Claw-back of Payments under Restatements
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
•	The coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement
•	The nature of the proposal where financial restatement is due to fraud
•	Whether or not the company has had material financial problems resulting in chronic restatements
•	The adoption of a robust and formal bonus/equity recoupment policy
•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

9.0 SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI believes the issues do not primarily involve financial considerations and OFI ABSTAINS from voting on those issues.

APPENDIX C—ADDITIONAL PORTFOLIO MANAGER INFORMATION

AllianceBernstein L.P.

MassMutual Premier Core Value Equity Fund

Team Description:

The management of and investment decisions for the Fund’s portfolio are made by the U.S. Value Investment Policy Group, comprised of senior U.S. Value Investment Team members. The U.S. Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The members of the U.S. Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund’s portfolio are: Marilyn Fedak, John Mahedy, Christopher Marx and John Phillips.

Marilyn Fedak

Registered Investment Companies:*
Total Number of Accounts	107
Total Assets in Accounts	$94,630 million
Number of Performance-Based Accounts	3
Total Assets in Performance-Based Accounts	$13,156 million

Other Pooled Investment Vehicles:*
Total Number of Accounts	121
Total Assets in Accounts	$34,625 million
Number of Performance-Based Accounts	1
Total Assets in Performance-Based Accounts	$820 million

Other Accounts:*
Total Number of Accounts	43,880
Total Assets in Accounts	$196,850 million
Number of Performance-Based Accounts	64
Total Assets in Performance-Based Accounts	$20,083 million

John Mahedy

Registered Investment Companies:*
Total Number of Accounts	105
Total Assets in Accounts	$93,849 million
Number of Performance-Based Accounts	3
Total Assets in Performance-Based Accounts	$13,156 million

Other Pooled Investment Vehicles:*
Total Number of Accounts	120
Total Assets in Accounts	$36,215 million
Number of Performance-Based Accounts	1
Total Assets in Performance-Based Accounts	$820 million

Other Accounts:*
Total Number of Accounts	43,859
Total Assets in Accounts	$193,025 million
Number of Performance-Based Accounts	60
Total Assets in Performance-Based Accounts$	$19,340 million

Christopher Marx

Registered Investment Companies:*
Total Number of Accounts	29
Total Assets in Accounts	$35,368 million
Number of Performance-Based Accounts	1
Total Assets in Performance-Based Accounts	$7,174 million

Other Pooled Investment Vehicles:*
Total Number of Accounts	12
Total Assets in Accounts	$3,760 million
Number of Performance-Based Accounts	0
Total Assets in Performance-Based Accounts	0

Other Accounts:*
Total Number of Accounts	43,290
Total Assets in Accounts	$58,650 million
Number of Performance-Based Accounts	12
Total Assets in Performance-Based Accounts	$3,346 million

John Phillips

Registered Investment Companies:*
Total Number of Accounts	29
Total Assets in Accounts	$35,368 million
Number of Performance-Based Accounts	1
Total Assets in Performance-Based Accounts	$7,174 million

Other Pooled Investment Vehicles:*
Total Number of Accounts	12
Total Assets in Accounts	$3,760 million
Number of Performance-Based Accounts	0
Total Assets in Performance-Based Accounts	0

Other Accounts:*
Total Number of Accounts	43,290
Total Assets in Accounts	$58,650 million
Number of Performance-Based Accounts	12
Total Assets in Performance-Based Accounts	$3,346 million

Ownership of Securities:    The portfolio managers do not own any shares of the MassMutual Premier Core Value Equity Fund.

*	Data as of October 31, 2007.

Investment Professional Conflict of Interest Disclosure

As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading.

The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients.

The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities.

The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

The Adviser’s procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

To address these conflicts of interest, the Adviser’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation

The Adviser’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii)	Discretionary incentive compensation in the form of an annual cash bonus: The Adviser’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser’s leadership criteria.

(iii)

Discretionary incentive compensation in the form of awards under the Adviser’s Partners Compensation Plan (“deferred awards”): The Adviser’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser’s clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser’s publicly traded equity securities.[1]

(iv)	Contributions under the Adviser’s Profit Sharing/401(k) Plan: The contributions are based on the Adviser’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

[1]	Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of the Adviser’s Master Limited Partnership Units.

Babson Capital Management LLC

Other Accounts Managed: Babson Capital’s portfolio managers are typically responsible for the day-to-day management of multiple accounts, including, among others, closed-end and open-end investment companies, as well as separate accounts for institutional clients (including foundations, endowments, pension funds and trusts) and high-net worth individuals.

•	The table below reflects assets managed by the institutional fixed income team, including:

Mary Wilson Kibbe

Ronald Desautels

Stephen Libera

David Nagle

William Awad

Charles Sanford

Douglas Trevallion

	Assets	# Accounts
Registered Investment Cos	$5,056,104,437	11
Other Commingled Funds	$106,394,681	1
Other Accounts	$4,604,266,769	23

Total	$9,766,765,887	35

•	The table below reflects assets managed by the following:

Jill Fields

	Assets	# Accounts
Registered Investment Cos	$193,349,516	1
Other Commingled Funds	$43,499,598	1
Other Accounts	$236,760,598	4

Total	$473,609,712	6

•	The table below reflects assets managed by the following:

Michael Farrell

Chris Cao

	Assets	# Accounts
Registered Investment Cos	$1,719,533,678	5
Other Commingled Funds	$9,510,115	1
Other Accounts	$92,762,492	2

Total	$1,821,806,286	8

*	Data as of October 31, 2007. None of the accounts charge a performance-based fee.

Material Conflicts of Interest: The potential for material conflicts of interest may exist when a portfolio manager has responsibilities for the day-to-day management of multiple accounts. These conflicts may be heightened to the extent a portfolio manager, Babson Capital and/or an affiliate has an investment in one or more of such accounts or an interest in the performance of one or more such accounts. Babson Capital has identified (and summarized below) areas where material conflicts of interest are most likely to arise, and has adopted policies and procedures that it believes are reasonably designed to address such conflicts.

It is possible that an investment opportunity may be suitable for both a fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a fund because the account pays Babson Capital a performance-based fee or the portfolio manager, Babson Capital or an affiliate has an interest in the account. Babson Capital has adopted an investment allocation policy and trade allocation procedures to address allocation of portfolio transactions and investment opportunities across multiple clients. These policies are designed to achieve fair and equitable treatment of all clients over time, and specifically prohibit allocations based on performance of an account, the amount or structure of the management fee, performance fee or profit sharing allocations, participation or investment by an employee, Babson Capital or an affiliate, and whether the account is public, private, proprietary or third party.

Potential material conflicts of interest may also arise related to the knowledge and timing of a fund’s trades, investment opportunities and broker selection. Portfolio managers may have information about the size, timing and possible market impact of a fund’s trades. It is theoretically possible that portfolio managers could use this information for their personal advantage and/or the advantage of other accounts they manage, or to the possible detriment of a fund. For example, a portfolio manager could front run a fund’s trade or short sell a security for an account immediately prior to a fund’s sale of that security. To address these conflicts, Babson Capital has adopted policies and procedures governing employees’ personal securities transactions, the use of short sales, and trading between the fund and other accounts managed by the portfolio manager or accounts owned by Babson Capital or its affiliates.

With respect to securities transactions for the funds, Babson Capital determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. Babson Capital manages certain other accounts, however, where Babson Capital may be limited by the client with respect to the selection of brokers or directed to trade such client’s transactions through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Placing separate transaction orders for a security may temporarily affect the market price of the security or otherwise affect the execution of the transaction to the possible detriment of a fund or the other account(s) involved. Babson Capital has policies and procedures that address best execution and directed brokerage.

A portfolio manager may also face other potential conflicts of interest in managing a fund, and the above is not a complete description of every conflict of interest that could be deemed to exist in managing both a fund and the other accounts listed above.

Compensation: The compensation package for portfolio managers is comprised of base salary, a performance-driven annual bonus, and discretionary long-term incentives. The performance-driven bonus is based on the performance of the accounts managed by the portfolio manager relative to appropriate benchmarks and external competitive peer groups. Performance of the fund, like other accounts a portfolio manager manages, is evaluated on a pre-tax basis, and is reviewed over one and three-year periods, with greater emphasis given to the latter. There are other factors that affect bonus awards to a lesser extent, such as client satisfaction, teamwork, the growth of assets under management, and the overall success of Babson Capital. Long-term incentives may take the form of deferred cash awards, phantom equity awards in Babson Capital (e.g., deferred cash awards that provide a portfolio manager with the economic equivalent of a “shareholder” interest in the firm by linking the value of the award to a formula which ties to the value of the business), and/or, in the case of a portfolio manager who manages a private investment fund with a performance fee, a deferred cash award that results in the manager receiving amounts based on the amount of the performance fee paid by such fund (a “performance fee award”). These long-term incentives vest over time and are granted annually, based upon the same criteria used to determine the performance-driven annual bonus detailed above. Because portfolio managers are generally responsible for multiple accounts (including the MML Funds), they are compensated on the overall performance of the accounts that they manage, rather than a specific account, except for the portion of compensation relating to any performance fee award.

Ownership of Securities: The portfolio managers do not directly own any shares of the Funds, but may have an economic interest in the Funds due to their participation in a deferred compensation plan and/or 401(k) plan.

Baring International Investment Limited

Other Accounts Managed: Christopher Lees (the “Portfolio Manager”), who manages the assets of the MassMutual Premier Focused International Fund (the “Fund”), also managed other accounts at October 31, 2007, the number and assets of which are identified below.

Portfolio Manager	Account Category	Number of Accounts*	Approximate Asset Size*
Christopher Lees	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts Other Accounts with Performance Based Fees:	2 4 4 0	$40 million $520 million $882 million N/A

Other Accounts Managed: Toby Nangle and Kevin Lorkins (the “Portfolio Managers”), who manage the assets of the MassMutual Premier International Bond Fund (the “Fund”), also managed other accounts at October 31, 2007, the number and assets of which are identified below.

Portfolio Manager	Account Category	Number of Accounts*	Approximate Asset Size*
Toby Nangle	Registered investment companies: Other pooled investment vehicles: Other Accounts (Total): Other Accounts with Performance Based Fees:	1 1 15 3	$58,246,878 $15,679,199 $3,122,809,145 $498,662,323

Kevin Lorkins	Registered investment companies: Other pooled investment vehicles: Other Accounts (Total): Other Accounts with Performance Based Fees:	0 1 3 1	N/A $5,320,194 $405,301,943 $194,818,040

*	Data as of October 31, 2007.

Material Conflicts of Interest: The potential for material conflicts of interest may exist when a portfolio manager has responsibilities for the day-to-day management of multiple accounts. Baring International Investment Limited (“Baring”) has identified areas where material conflicts of interest are most likely to arise, and has adopted policies and procedures that it believes are reasonably designed to address such conflicts.

It is possible that an investment opportunity may be suitable for both a Fund and other accounts managed by the Portfolio Managers, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. Baring has procedures in place to ensure fair treatment of clients in the allocation of trades. Trades are pre-allocated to the relevant accounts before the order is relayed to the broker. Monitoring is undertaken on a sample basis by compliance to verify that the procedures governing fair allocation and fair participation have been followed and that there are no related issues which give rise to any concerns.

Other conflicts of interest may arise as a result of the Portfolio Managers managing both a Fund’s investments and the investments of other accounts, and the above is not a complete description of every conflict of interest that could be deemed to exist.

Compensation: Baring’s philosophy on compensation focuses on allowing key employees to participate in the success of our firm. We are incentive oriented, in the sense that contribution to client results is more important than an individual’s title or longevity with the firm in determining their total compensation. There are three components to our compensation package.

•	A competitive base salary.

•	An annual bonus. For investment professionals, at least 2/3 of the bonus is based on investment performance. We have put in place a detailed analytical system which tracks the 1 and 3 year performance of our investment professionals. The remainder is a subjective assessment of the individual’s sharing of investment insights firm-wide and their efforts in client service. The benefits of this approach are in the transparency and accountability that this methodology brings.

•

An equity-based long-term incentive award. Approximately 100 key employees, including the majority of the investment staff, participate. Each year a significant portion of bonuses is invested directly in phantom equity in BAM. These shares are valued quarterly based on a formula linked to firm revenues, profits, and assets under management. Equity ownership in BAM is designed to promote a partnership culture within the organisation.

Ownership of Securities: The Portfolio Managers do not own any shares of the Funds.

OFI Institutional Asset Management, Inc.

“Other Accounts Managed” as of 10-31-07

MassMutual Premier Main Street Fund

Manager	Number Of Accounts	Total Assets
Nikolaos Monoyios
Registered investment companies:	21	$32,299,583,058
Other pooled investment vehicles:	1	$50,634,916
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

Manager	Number Of Accounts	Total Assets
Marc Reinganum
Registered investment companies:	8	$18,163,590,718
Other pooled investment vehicles:	None	None
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

MassMutual Premier Core Growth Fund

Manager	Number Of Accounts	Total Assets
Marc Baylin
Registered investment companies:	7	$17,309,983,049
Other pooled investment vehicles:	None	None
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

MassMutual Premier Strategic Income Fund

Manager	Number Of Accounts	Total Assets
Arthur Steinmetz
Registered investment companies:	6	$21,670,519,885
Other pooled investment vehicles:	2	$68,238,758
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

MassMutual Premier International Equity Fund

Manager	Number Of Accounts	Total Assets
George R. Evans
Registered investment companies:	6	$7,209,428,607
Other pooled investment vehicles:	2	$80,327,835
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

*	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI Institutional employees, officers and directors.

MassMutual Premier Value Fund

Manager	Number Of Accounts	Total Assets
Christopher Leavy
Registered investment companies:	14	$15,433,709,053
Other pooled investment vehicles:	4	$1,047,746,942
Accounts with Performance Based Fees:	None	None
Other accounts*:	1	$5,774,770

MassMutual Premier Discovery Value Fund

Manager	Number Of Accounts	Total Assets
John Damian
Registered investment companies:	2	$5,896,922,246
Other pooled investment vehicles:	None	None
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

MassMutual Premier Small Capitalization Value Fund

Manager	Number Of Accounts	Total Assets
Marilyn Mendel Han
Registered investment companies:	None	None
Other pooled investment vehicles:	None	None
Accounts with Performance Based Fees:	None	None
Other accounts*:	3	$30,811,888

Manager	Number Of Accounts	Total Assets
Mitali Prasad
Registered investment companies:	None	None
Other pooled investment vehicles:	None	None
Accounts with Performance Based Fees:	None	None
Other accounts*:	3	$30,811,888

MassMutual Premier Main Street Small Cap Fund

Manager	Number Of Accounts	Total Assets
Nikolaos Monoyios
Registered investment companies:	21	$32,434,153,687
Other pooled investment vehicles:	1	$50,634,916
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

Manager	Number Of Accounts	Total Assets
Mark Zavanelli
Registered investment companies:	13	$14,183,112,538
Other pooled investment vehicles:	None	None
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

*	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI Institutional employees, officers and directors.

MassMutual Premier Small Company Opportunities Fund

Manager	Number Of Accounts	Total Assets
Nikolaos Monoyios
Registered investment companies:	21	$32,263,394,823
Other pooled investment vehicles:	1	$50,634,916
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

Manager	Number Of Accounts	Total Assets
Mark Zavanelli
Registered investment companies:	13	$13,904,524,650
Other pooled investment vehicles:	None	None
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

MassMutual Premier Core Value Equity Fund

Manager
Christopher Leavy
Registered investment companies:	15	$15,934,495,837
Other pooled investment vehicles:	4	$1,047,746,942
Accounts with Performance Based Fees:	None	None
Other accounts*:	1	$5,774,770

*	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI Institutional employees, officers and directors.

Compensation of the Portfolio Managers

Type of Compensation Received	Criteria on which Compensation is Based
Salary	A base salary is paid to Portfolio Managers.

Bonus	An annual discretionary bonus is based on a number of factors, including short, medium and long term investment performance against appropriate benchmarks. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.

Deferred Compensation	Portfolio Managers are eligible to participate in a deferred compensation plan.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	This consists of long-term awards of options and appreciation rights in regard to the common stock of OFI Institutional’s holding company parent.

Conflicts of Interest

The Portfolio Managers manage, and in the future may manage, other funds and accounts. Potentially, at times, those responsibilities may conflict with the interests of the Funds. Conflicts may occur whether the investment objectives and strategies of the other funds or accounts are the same as, or different from, a Fund’s investment objectives and strategies. For example the Portfolio Managers may need to allocate investment opportunities between a Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by OFI Institutional have the same management fee or fee structure. If the management fee or fee structure of another fund or account is more advantageous to OFI Institutional than the fee or fee structure of the Fund, OFI Institutional could have an incentive to favor the other fund or account. OFI Institutional’s compliance procedures and Code of Ethics, however, recognize OFI Institutional’s fiduciary obligation to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Ownership of Securities

The Portfolio Managers do not own any shares of the Funds.

OppenheimerFunds, Inc.

“Other Accounts Managed” as of 10-31-07

MassMutual Premier Global Fund

Manager	Number Of Accounts	Total Assets
Rajeev Bhaman
Registered investment companies:	13	$30,486,917,950
Other pooled investment vehicles:	4	$834,931,621
Accounts with Performance Based Fees:	1	$47,548,795
Other accounts*:	2	$622,878,918

MassMutual Premier Capital Appreciation Fund

Manager	Number Of Accounts	Total Assets
Marc Baylin
Registered investment companies:	7	$16,183,735,103
Other pooled investment vehicles:	1	$1,271,189,365
Accounts with Performance Based Fees:	None	None
Other accounts*:	None	None

*	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to Oppenheimer Funds, Inc. (“OFI”) employees, officers and directors.

Compensation of the Portfolio Managers

Each Fund’s Portfolio Managers are employed and compensated by OppenheimerFunds, Inc. (“the Manager”), not the Fund. Under the Manager’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors. The Manager’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. Each Portfolio Manager’s compensation consists of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager’s holding company parent. Senior portfolio managers may also be eligible to participate in the Manager’s deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers. The compensation structure of one other fund managed by the Portfolio Managers is different from the compensation structure of the Fund, described above. That fund’s compensation structure is based on the fund’s performance.

Conflicts of Interest

As indicated above, each of the Portfolio Managers manages, and in the future may manage, other funds. Potentially, at times, those responsibilities may conflict with the interests of the Fund. Conflicts may occur whether the investment strategies of the other fund are the same as, or different from, the Fund’s investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee or fee structure. If the management fee or fee structure of another fund is more advantageous to the Manager than the fee or fee structure of the Fund, the Manager could have an incentive to favor the other fund. However, the Manager’s compliance procedures and Code of Ethics recognize the Manager’s fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Ownership of Securities

The Portfolio Managers do not own any shares of the Funds.